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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

                               The MainStay Funds
               (Exact name of registrant as specified in charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of principal executive offices) (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended July 31, 2006 is filed herewith.

MAINSTAY CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  COMMON STOCKS (99.8%)                                   +
  AEROSPACE & DEFENSE (4.2%)
  L-3 Communications Holdings, Inc.                                                239,600   $   17,646,540
& United Technologies Corp.                                                        454,600       28,271,574
                                                                                             --------------
                                                                                                 45,918,114
                                                                                             --------------
  AIR FREIGHT & LOGISTICS (2.3%)
  FedEx Corp.                                                                      237,200       24,837,212
                                                                                             --------------
  AUTOMOBILES (2.0%)
  Harley-Davidson, Inc.                                   (a)                      387,900       22,110,300
                                                                                             --------------
  BEVERAGES (1.1%)
  PepsiCo, Inc.                                                                    198,900       12,606,282
                                                                                             --------------
  BIOTECHNOLOGY (5.9%)
  Amgen, Inc.                                             (b)                      318,200       22,191,268
  Genentech, Inc.                                         (a) (b)                  224,300       18,127,926
  Gilead Sciences, Inc.                                   (b)                      393,500       24,192,380
                                                                                             --------------
                                                                                                 64,511,574
                                                                                             --------------
  CAPITAL MARKETS (0.5%)
  Ameriprise Financial, Inc.                                                       117,200        5,227,120
                                                                                             --------------
  CHEMICALS (2.3%)
  Praxair, Inc.                                                                    450,500       24,705,420
                                                                                             --------------
  COMMUNICATIONS EQUIPMENT (6.1%)
  Corning, Inc.                                           (b)                      902,700       17,214,489
& Motorola, Inc.                                                                 1,152,400       26,228,624
  QUALCOMM, Inc.                                                                   348,300       12,281,058
  Research In Motion, Ltd.                                (b)                      171,200       11,235,856
                                                                                             --------------
                                                                                                 66,960,027
                                                                                             --------------
  COMPUTERS & PERIPHERALS (3.9%)
& Apple Computer, Inc.                                    (b)                      415,200       28,216,992
  EMC Corp.                                               (b)                    1,456,600       14,784,490
                                                                                             --------------
                                                                                                 43,001,482
                                                                                             --------------
  CONSUMER FINANCE (3.7%)
  American Express Co.                                                             390,100       20,308,606
  Capital One Financial Corp.                             (a)                      256,100       19,809,335
                                                                                             --------------
                                                                                                 40,117,941
                                                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES (1.4%)
  Bank of America Corp.                                                            306,900       15,814,557
                                                                                             --------------
  ENERGY EQUIPMENT & SERVICES (11.5%)
& Baker Hughes, Inc.                                                               391,700       31,316,415

  BJ Services Co.                                         (a)                      682,400       24,750,648
  ENSCO International, Inc.                                                        318,800       14,734,936
  Transocean, Inc.                                        (b)                      316,300       24,427,849
& Weatherford International, Ltd.                         (b)                      654,400       30,652,096
                                                                                             --------------
                                                                                                125,881,944
                                                                                             --------------
  FOOD & STAPLES RETAILING (2.0%)
  Walgreen Co.                                                                     459,800       21,509,444
                                                                                             --------------
  HEALTH CARE PROVIDERS & SERVICES (11.8%)
& Caremark Rx, Inc.                                                                481,500       25,423,200
  Coventry Health Care, Inc.                              (b)                      237,600       12,521,520
  Omnicare, Inc.                                          (a)                      256,300       11,600,138
& Quest Diagnostics, Inc.                                                          435,100       26,158,212
  UnitedHealth Group, Inc.                                                         464,700       22,226,601
& WellPoint, Inc.                                         (b)                      412,200       30,708,900
                                                                                             --------------
                                                                                                128,638,571
                                                                                             --------------
  HOUSEHOLD DURABLES (1.2%)
  Harman International Industries, Inc.                   (a)                      170,500       13,674,100
                                                                                             --------------
  INDUSTRIAL CONGLOMERATES (3.1%)
  3M Co.                                                                           142,200       10,010,880
  General Electric Co.                                                             738,300       24,135,027
                                                                                             --------------
                                                                                                 34,145,907
                                                                                             --------------
  INSURANCE (1.0%)
  Prudential Financial, Inc.                                                       141,300       11,111,832
                                                                                             --------------
  INTERNET SOFTWARE & SERVICES (2.0%)
  Akamai Technologies, Inc.                               (b)                      308,900       12,241,707
  Yahoo!, Inc.                                            (b)                      371,400       10,079,796
                                                                                             --------------
                                                                                                 22,321,503
                                                                                             --------------
  LIFE SCIENCES TOOLS & SERVICES (2.4%)
& Fisher Scientific International, Inc.                   (b)                      349,100       25,871,801
                                                                                             --------------
  MACHINERY (3.8%)
& Danaher Corp.                                                                    401,100       26,151,720
  Illinois Tool Works, Inc.                                                        330,600       15,118,338
                                                                                             --------------
                                                                                                 41,270,058
                                                                                             --------------
  MEDIA (3.3%)
  Comcast Corp. Class A                                   (b)                      257,800        8,863,164
  News Corp. Class A                                                               573,700       11,037,988
  Omnicom Group, Inc.                                     (a)                      185,500       16,418,605
                                                                                             --------------
                                                                                                 36,319,757
                                                                                             --------------
  MULTILINE RETAIL (3.7%)
  Kohl's Corp.                                            (b)                      387,000       21,915,810
  Target Corp.                                                                     400,000       18,368,000
                                                                                             --------------
                                                                                                 40,283,810
                                                                                             --------------
  OIL, GAS & CONSUMABLE FUELS (3.1%)
  Apache Corp.                                            (a)                      170,900       12,043,323
  Peabody Energy Corp.                                                             440,700       21,990,930
                                                                                             --------------
                                                                                                 34,034,253
                                                                                             --------------
  PHARMACEUTICALS (2.0%)

  Johnson & Johnson                                                                351,900       22,011,345
                                                                                             --------------
  ROAD & RAIL (1.4%)
  Norfolk Southern Corp.                                                           342,300       14,862,666
                                                                                             --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
  Linear Technology Corp.                                 (a)                      211,000        6,825,850
  National Semiconductor Corp.                                                     760,400       17,686,904
  Texas Instruments, Inc.                                                          294,100        8,758,298
                                                                                             --------------
                                                                                                 33,271,052
                                                                                             --------------
  SOFTWARE (1.9%)
  Citrix Systems, Inc.                                    (b)                      325,400       10,337,958
  Microsoft Corp.                                                                  452,600       10,875,978
                                                                                             --------------
                                                                                                 21,213,936
                                                                                             --------------
  SPECIALTY RETAIL (5.3%)
  Bed Bath & Beyond, Inc.                                 (b)                      500,000       16,740,000
  Best Buy Co., Inc.                                                               444,150       20,137,761
  Lowe's Cos., Inc.                                                                731,000       20,723,850
                                                                                             --------------
                                                                                                 57,601,611
                                                                                             --------------
  TEXTILES, APPAREL & LUXURY GOODS (3.9%)
  Coach, Inc.                                             (b)                      793,200       22,772,772
  NIKE, Inc. Class B                                                               246,500       19,473,500
                                                                                             --------------
                                                                                                 42,246,272
                                                                                             --------------
  Total Common Stocks
     (Cost $825,337,001)                                                                      1,092,079,891
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  SHORT-TERM INVESTMENTS (6.4%)
  COMMERCIAL PAPER (2.8%)
  Barton Capital LLC
     5.272%, due 8/2/06                                   (c)               $    1,172,158        1,172,158
     5.33%, due 8/15/06                                   (c)                    1,967,973        1,967,973
  Charta LLC
     5.405%, due 9/11/06                                  (c)                    1,574,378        1,574,378
  Den Danske Bank
     5.299%, due 8/8/06                                   (c)                    3,148,756        3,148,756
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (c)                    1,950,720        1,950,720
  Galaxy Funding
     5.408%, due 9/19/06                                  (c)                    1,574,378        1,574,378
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (c)                    3,935,946        3,935,946
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (c)                    1,967,973        1,967,973
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (c)                    1,950,458        1,950,458
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (c)                    1,547,321        1,547,321
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (c)                    1,967,973        1,967,973
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (c)                    1,180,784        1,180,784

  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (c)                    1,168,036        1,168,036
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                                           3,820,000        3,820,000
  Westpac
     5.416%, due 9/15/06                                  (c)                    1,147,318        1,147,318
                                                                                             --------------
  Total Commercial Paper
     (Cost $30,074,172)                                                                          30,074,172
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  INVESTMENT COMPANY (0.9%)
  BGI Institutional Money Market Fund                     (c)                    9,401,124        9,401,124
                                                                                             --------------
  Total Investment Company
     (Cost $9,401,124)                                                                            9,401,124
                                                                                             --------------


                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
  8/1/06 Proceeds at Maturity $1,574,615
  (Collatera1ized by various bonds with a Principal
  Amount of $1,589,137 and a Market Value of
  $1,626,988)                                            (c)                $    1,574,378        1,574,378
                                                                                             --------------
  Total Repurchase Agreement
     (Cost $1,574,378)                                                                            1,574,378
                                                                                             --------------
  TIME DEPOSITS (2.6%)
  Bank of America
     5.27%, due 9/22/06                                   (c) (d)                3,935,946        3,935,946
  Bank of Montreal
     5.35%, due 8/28/06                                   (c)                    3,148,757        3,148,757
  Calyon
     5.265%, due 8/2/06                                   (c)                    2,755,162        2,755,162
  Deutsche Bank
     5.30%, due 8/9/06                                    (c)                    3,148,757        3,148,757
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (c)                    3,148,757        3,148,757
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (c)                    6,012,829        6,012,829
  UBS AG
     5.34%, due 8/21/06                                   (c)                    3,148,757        3,148,757
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (c)                    3,148,757        3,148,757
                                                                                             --------------
  Total Time Deposits
     (Cost $28,447,722)                                                                          28,447,722
                                                                                             --------------
  Total Short-Term Investments
     (Cost $69,497,396)                                                                          69,497,396
                                                                                             --------------
  Total Investments
     (Cost $894,834,397)                                  (e)                        106.2%   1,161,577,287(f)
  Liabilities in Excess of
     Cash and Other Assets                                                            (6.2)     (67,808,980)
                                                                            --------------   --------------
  Net Assets                                                                         100.0%  $1,093,768,307
                                                                            ==============   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e)  The cost for federal income tax purposes is $895,733,205.

(f) At July 31, 2006 net unrealized appreciation was $265,844,082, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $291,911,057 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $26,066,975.

MAINSTAY COMMON STOCK FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  COMMON STOCKS (97.9%)                                   +
  AEROSPACE & DEFENSE (3.1%)
  Boeing Co. (The)                                                                  32,285   $    2,499,505
  General Dynamics Corp.                                                             3,440          230,549
  Lockheed Martin Corp.                                                             21,953        1,749,215
  Northrop Grumman Corp.                                                             6,675          441,818
  Raytheon Co.                                                                      30,530        1,375,987
  Rockwell Collins, Inc.                                                             3,213          171,478
  United Technologies Corp.                                                          7,517          467,482
                                                                                             --------------
                                                                                                  6,936,034
                                                                                             --------------
  AIR FREIGHT & LOGISTICS (0.4%)
  C.H. Robinson Worldwide, Inc.                                                      6,439          294,777
  Expeditors International of Washington, Inc.                                       7,550          343,298
  United Parcel Service, Inc. Class B                                                4,403          303,411
                                                                                             --------------
                                                                                                    941,486
                                                                                             --------------
  AIRLINES (0.2%)
  Southwest Airlines Co.                                                            26,679          479,955
                                                                                             --------------
  AUTO COMPONENTS (0.0%)                                  ++
  ArvinMeritor, Inc.                                                                 2,550           41,973
  Goodyear Tire & Rubber Co. (The)                        (a) (b)                    3,304           36,344
                                                                                             --------------
                                                                                                     78,317
                                                                                             --------------
  AUTOMOBILES (0.4%)
  Ford Motor Co.                                          (b)                       81,665          544,706
  Harley-Davidson, Inc.                                   (b)                        6,693          381,501
  Thor Industries, Inc.                                                              1,018           43,611
                                                                                             --------------
                                                                                                    969,818
                                                                                             --------------
  BEVERAGES (0.7%)
  Coca-Cola Co. (The)                                                               16,143          718,363
  Coca-Cola Enterprises, Inc.                                                        6,458          138,589
  Pepsi Bottling Group, Inc. (The)                                                   2,926           97,289
  PepsiAmericas, Inc.                                                                1,223           27,640
  PepsiCo, Inc.                                                                      8,286          525,167
                                                                                             --------------
                                                                                                  1,507,048
                                                                                             --------------
  BIOTECHNOLOGY (0.8%)
  Amgen, Inc.                                             (a)                       20,396        1,422,417
  Biogen Idec, Inc.                                       (a)                        6,164          259,628
                                                                                             --------------
                                                                                                  1,682,045
                                                                                             --------------
  BUILDING PRODUCTS (0.4%)
  Masco Corp.                                             (b)                       32,537          869,714
                                                                                             --------------
  CAPITAL MARKETS (4.2%)
  Ameriprise Financial, Inc.                                                        19,745          880,627
  Bank of New York Co., Inc. (The)                                                  29,168          980,336
  Charles Schwab Corp. (The)                                                        77,515        1,230,938
  E*TRADE Financial Corp.                                 (a)                        7,093          165,338
  Federated Investors, Inc. Class B                                                    726           22,513
  Franklin Resources, Inc.                                                           9,365          856,429
  Goldman Sachs Group, Inc. (The)                                                   11,505        1,757,389
  Janus Capital Group, Inc.                                                         17,065          276,282
  Jefferies Group, Inc.                                                              3,802           98,776
  Legg Mason, Inc.                                                                   2,073          173,033

  Lehman Brothers Holdings, Inc.                                                    13,840          898,908
  Northern Trust Corp.                                                              14,810          845,651
  Raymond James Financial, Inc.                                                      6,491          188,628
  SEI Investments Co.                                                                1,635           79,886
  State Street Corp.                                                                 8,471          508,768
  T. Rowe Price Group, Inc.                                                          5,312          219,439
  Waddell & Reed Financial, Inc. Class A                                             1,670           36,356
                                                                                             --------------
                                                                                                  9,219,297
                                                                                             --------------
  CHEMICALS (0.6%)
  Airgas, Inc.                                                                       1,299           47,089
  Albemarle Corp.                                                                      407           20,521
  Cytec Industries, Inc.                                                               419           22,379
  Hercules, Inc.                                          (a)                        1,182           16,430
  Lyondell Chemical Co.                                                             15,145          337,279
  Monsanto Co.                                                                       9,732          418,379
  Olin Corp.                                              (b)                        5,324           85,344
  PPG Industries, Inc.                                                               1,510           92,925
  Rohm & Haas Co.                                                                    4,548          209,754
  Sensient Technologies Corp.                                                        1,940           38,684
  Valspar Corp.                                                                      2,013           49,580
                                                                                             --------------
                                                                                                  1,338,364
                                                                                             --------------
  COMMERCIAL BANKS (2.9%)
  AmSouth Bancorp.                                                                  24,509          702,428
  Bank of Hawaii Corp.                                                                 495           24,522
  BB&T Corp.                                                                         6,811          285,994
  Comerica, Inc.                                                                    12,194          713,959
  Cullen/Frost Bankers, Inc.                                                           857           50,323
  Fifth Third Bancorp                                                               16,506          629,539
  First Horizon National Corp.                                                       5,198          217,796
  KeyCorp                                                                            3,486          128,633
  National City Corp.                                     (b)                       31,801        1,144,836
  North Fork Bancorp., Inc.                                                         32,929          932,879
  Regions Financial Corp.                                                            8,534          309,699
  Wachovia Corp.                                                                    11,767          631,064
  Wells Fargo & Co.                                                                 10,182          736,566
                                                                                             --------------
                                                                                                  6,508,238
                                                                                             --------------
  COMMERCIAL SERVICES & SUPPLIES (0.8%)
  Allied Waste Industries, Inc.                           (a)                        4,347           44,166
  Brink's Co. (The)                                                                    512           28,206
  Corporate Executive Board Co. (The)                                                1,492          140,248
  Dun & Bradstreet Corp. (The)                            (a)                          568           37,897
  Equifax, Inc.                                                                      2,525           81,507
  Korn/Ferry International                                (a)                          145            2,693
  Manpower, Inc.                                                                     4,911          292,106
  Republic Services, Inc.                                                            3,297          132,408
  Robert Half International, Inc.                                                    4,341          140,475
  Waste Management, Inc.                                                            25,316          870,364
                                                                                             --------------
                                                                                                  1,770,070
                                                                                             --------------
  COMMUNICATIONS EQUIPMENT (2.7%)
  Avaya, Inc.                                             (a)                        8,764           81,155
& Cisco Systems, Inc.                                     (a)                      185,405        3,309,479
  CommScope, Inc.                                         (a)                          531           16,583
  Harris Corp.                                                                       1,143           52,064
  Motorola, Inc.                                                                    91,928        2,092,281
  Polycom, Inc.                                           (a)                        5,989          132,956
  QUALCOMM, Inc.                                                                     1,269           44,745
  Tellabs, Inc.                                           (a)                       20,929          196,733
  UTStarcom, Inc.                                         (a) (b)                    3,780           31,412
                                                                                             --------------
                                                                                                  5,957,408
                                                                                             --------------
  COMPUTERS & PERIPHERALS (4.7%)
  Apple Computer, Inc.                                    (a)                       11,761          799,278
  Dell, Inc.                                              (a) (b)                   98,030        2,125,290
  Hewlett-Packard Co.                                                               96,012        3,063,743

  Imation Corp.                                                                        356           14,496
& International Business Machines Corp.                                             46,796        3,622,478
  Lexmark International, Inc. Class A                     (a)                        6,618          357,703
  NCR Corp.                                               (a)                        3,599          115,672
  Network Appliance, Inc.                                 (a)                        3,420          101,540
  Palm, Inc.                                              (a) (b)                    1,912           28,508
  QLogic Corp.                                            (a)                        6,111          106,881
                                                                                             --------------
                                                                                                 10,335,589
                                                                                             --------------
  CONSTRUCTION & ENGINEERING (0.2%)
  Fluor Corp.                                                                        2,363          207,542
  Granite Construction, Inc.                                                         2,148           93,417
  Jacobs Engineering Group, Inc.                          (a)                        1,054           87,471
  Quanta Services, Inc.                                   (a) (b)                    4,436           70,799
                                                                                             --------------
                                                                                                    459,229
                                                                                             --------------
  CONSTRUCTION MATERIALS (0.1%)
  Martin Marietta Materials, Inc.                                                    1,731          139,380
  Vulcan Materials Co.                                                               2,894          193,811
                                                                                             --------------
                                                                                                    333,191
                                                                                             --------------
  CONSUMER FINANCE (1.6%)
  American Express Co.                                                              40,141        2,089,740
  AmeriCredit Corp.                                       (a)                        9,662          237,589
  Capital One Financial Corp.                             (b)                       14,399        1,113,763
                                                                                             --------------
                                                                                                  3,441,092
                                                                                             --------------
  CONTAINERS & PACKAGING (0.1%)
  Packaging Corp. of America                                                           555           12,726
  Pactiv Corp.                                            (a)                        9,590          235,051
  Temple-Inland, Inc.                                                                1,177           50,070
                                                                                             --------------
                                                                                                    297,847
                                                                                             --------------
  DIVERSIFIED CONSUMER SERVICES (0.3%)
  Apollo Group, Inc. Class A                              (a)                        7,096          335,783
  Career Education Corp.                                  (a)                        7,237          205,965
  Corinthian Colleges, Inc.                               (a)                        3,859           51,788
  DeVry, Inc.                                             (a)                          625           13,187
  ITT Educational Services, Inc.                          (a)                          394           26,563
  Sotheby's Holdings, Inc. Class A                        (a) (b)                    1,704           47,082
                                                                                             --------------
                                                                                                    680,368
                                                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES (5.4%)
  Bank of America Corp.                                                             56,840        2,928,965
& Citigroup, Inc.                                                                  113,980        5,506,374
  JPMorgan Chase & Co.                                                              62,527        2,852,482
  Leucadia National Corp.                                                            8,238          226,792
  Moody's Corp.                                                                      6,667          365,885
                                                                                             --------------
                                                                                                 11,880,498
                                                                                             --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES (4.2%)
& BellSouth Corp.                                                                  158,476        6,207,505
  CenturyTel, Inc.                                                                   5,731          221,045
  Cincinnati Bell, Inc.                                   (a)                        6,783           27,200
  Citizens Communications Co.                                                       18,235          233,955
  Embarq Corp.                                            (a)                        6,284          284,351
  Qwest Communications International, Inc.                (a)                      124,246          992,726
  Verizon Communications, Inc.                                                      41,416        1,400,689
                                                                                             --------------
                                                                                                  9,367,471
                                                                                             --------------
  ELECTRIC UTILITIES (1.5%)
  Allegheny Energy, Inc.                                  (a)                        2,948          121,015
  American Electric Power Co., Inc.                                                  1,222           44,139
  Edison International                                                              12,322          509,884
  Entergy Corp.                                                                      6,445          496,909
  FirstEnergy Corp.                                                                  2,816          157,696
  FPL Group, Inc.                                         (b)                        8,895          383,730

  Great Plains Energy, Inc.                               (b)                        2,889           84,734
  Pepco Holdings, Inc.                                                               7,179          175,885
  Pinnacle West Capital Corp.                                                        1,999           85,977
  PPL Corp.                                                                         10,349          352,073
  Southern Co. (The)                                      (b)                       28,050          947,529
                                                                                             --------------
                                                                                                  3,359,571
                                                                                             --------------
  ELECTRICAL EQUIPMENT (0.5%)
  Cooper Industries, Ltd. Class A                                                    4,616          397,715
  Emerson Electric Co.                                                               6,698          528,606
  Thomas & Betts Corp.                                    (a)                        3,135          148,380
                                                                                             --------------
                                                                                                  1,074,701
                                                                                             --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
  Agilent Technologies, Inc.                              (a)                       11,528          327,856
  Arrow Electronics, Inc.                                 (a)                        1,722           48,664
  CDW Corp.                                                                          1,173           69,301
  Jabil Circuit, Inc.                                                                3,149           72,742
  Molex, Inc.                                                                        1,507           47,802
  Plexus Corp.                                            (a)                        3,337           83,158
  Sanmina-SCI Corp.                                       (a)                       18,742           64,847
  Solectron Corp.                                         (a)                       42,534          128,453
  Tech Data Corp.                                         (a)                        3,669          136,413
  Tektronix, Inc.                                                                    2,386           65,066
                                                                                             --------------
                                                                                                  1,044,302
                                                                                             --------------
  ENERGY EQUIPMENT & SERVICES (1.4%)
  Baker Hughes, Inc.                                                                 2,619          209,389
  Grant Prideco, Inc.                                     (a)                        1,099           50,015
  Helmerich & Payne, Inc.                                                              888           24,580
  Pride International, Inc.                               (a)                        1,355           40,474
  Schlumberger, Ltd.                                                                25,159        1,681,879
  Tidewater, Inc.                                                                      527           25,143
  Transocean, Inc.                                        (a)                       15,168        1,171,425
                                                                                             --------------
                                                                                                  3,202,905
                                                                                             --------------
  FOOD & STAPLES RETAILING (0.5%)
  SUPERVALU, Inc.                                                                   14,498          393,041
  Wal-Mart Stores, Inc.                                                             16,657          741,236
                                                                                             --------------
                                                                                                  1,134,277
                                                                                             --------------
  FOOD PRODUCTS (1.7%)
  Archer-Daniels-Midland Co.                                                        41,182        1,812,008
  Campbell Soup Co.                                                                  3,949          144,849
  ConAgra Foods, Inc.                                     (b)                        9,404          202,186
  Dean Foods Co.                                          (a)                        3,684          138,261
  General Mills, Inc.                                                               14,999          778,448
  H.J. Heinz Co.                                                                     6,742          282,962
  McCormick & Co., Inc.                                                              1,145           40,144
  Sara Lee Corp.                                                                    20,003          338,051
                                                                                             --------------
                                                                                                  3,736,909
                                                                                             --------------
  GAS UTILITIES (0.1%)
  Equitable Resources, Inc.                                                          4,543          163,593
  National Fuel Gas Co.                                                              1,834           68,115
  Nicor, Inc.                                             (b)                        2,245           98,376
                                                                                             --------------
                                                                                                    330,084
                                                                                             --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
  Becton, Dickinson & Co.                                                            9,386          618,725
  Boston Scientific Corp.                                 (a)                        1,560           26,536
  DENTSPLY International, Inc.                                                       1,526           47,764
  STERIS Corp.                                                                         715           16,567
  Varian Medical Systems, Inc.                            (a)                        3,587          162,563
                                                                                             --------------
                                                                                                    872,155
                                                                                             --------------
  HEALTH CARE PROVIDERS & SERVICES (3.4%)

  Aetna, Inc.                                                                       36,966        1,164,059
  AmerisourceBergen Corp.                                                           16,744          719,992
  Cardinal Health, Inc.                                                             17,039        1,141,613
  Caremark Rx, Inc.                                                                  1,336           70,541
  Coventry Health Care, Inc.                              (a)                       12,852          677,300
  HCA, Inc.                                                                          7,510          369,192
  Health Net, Inc.                                        (a)                          980           41,131
  Henry Schein, Inc.                                      (a)                          845           40,061
  Humana, Inc.                                            (a)                       11,546          645,768
  Laboratory Corp. of America Holdings                    (a) (b)                    3,671          236,486
  Lincare Holdings, Inc.                                  (a)                        4,461          155,287
  Manor Care, Inc.                                        (b)                        6,330          316,816
  McKesson Corp.                                                                    22,203        1,118,809
  UnitedHealth Group, Inc.                                                          11,332          542,010
  Universal Health Services, Inc. Class B                                            2,055          115,080
  WellPoint, Inc.                                         (a)                        2,232          166,284
                                                                                             --------------
                                                                                                  7,520,429
                                                                                             --------------
  HOTELS, RESTAURANTS & LEISURE (1.1%)
  Brinker International, Inc.                                                        2,376           76,982
  Darden Restaurants, Inc.                                (b)                       10,412          351,926
  International Game Technology                                                      6,658          257,398
  McDonald's Corp.                                                                  14,671          519,207
  Starbucks Corp.                                         (a)                       22,351          765,745
  Yum! Brands, Inc.                                                                 10,477          471,465
                                                                                             --------------
                                                                                                  2,442,723
                                                                                             --------------
  HOUSEHOLD DURABLES (0.4%)
  American Greetings Corp. Class A                                                   4,489          101,137
  Black & Decker Corp. (The)                                                         1,447          102,028
  Blyth, Inc.                                                                          530            9,259
  Furniture Brands International, Inc.                    (b)                        3,709           74,403
  Leggett & Platt, Inc.                                                              1,923           43,883
  Lennar Corp. Class A                                                               1,811           81,006
  Newell Rubbermaid, Inc.                                                           10,397          274,065
  Ryland Group, Inc.                                      (b)                          447           18,260
  Snap-on, Inc.                                                                        617           25,920
  Tupperware Brands Corp.                                                              991           17,105
  Whirlpool Corp.                                                                      650           50,174
                                                                                             --------------
                                                                                                    797,240
                                                                                             --------------
  HOUSEHOLD PRODUCTS (1.6%)
  Church & Dwight Co., Inc.                                                          2,432           88,768
  Colgate-Palmolive Co.                                                              4,908          291,143
  Energizer Holdings, Inc.                                (a)                          661           42,059
  Kimberly-Clark Corp.                                                              17,475        1,066,849
  Procter & Gamble Co. (The)                                                        37,196        2,090,415
                                                                                             --------------
                                                                                                  3,579,234
                                                                                             --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
  AES Corp. (The)                                         (a)                       33,718          669,639
  Constellation Energy Group, Inc.                                                   9,241          535,146
  Dynegy, Inc. Class A                                    (a)                        2,941           16,558
  TXU Corp.                                                                         28,886        1,855,348
                                                                                             --------------
                                                                                                  3,076,691
                                                                                             --------------
  INDUSTRIAL CONGLOMERATES (2.5%)
  Carlisle Cos., Inc.                                                                  581           46,416
& General Electric Co.                                                             154,827        5,061,295
  Teleflex, Inc.                                                                     1,883          107,500
  Tyco International, Ltd.                                                          14,518          378,775
                                                                                             --------------
                                                                                                  5,593,986
                                                                                             --------------
  INSURANCE (8.5%)
  ACE, Ltd.                                                                         21,584        1,112,224
  AFLAC, Inc.                                                                       32,305        1,425,943
  Allstate Corp. (The)                                                              37,256        2,116,886

  Ambac Financial Group, Inc.                                                        3,594          298,697
  American Financial Group, Inc.                          (b)                        3,475          146,332
  American International Group, Inc.                                                27,083        1,643,126
  AmerUs Group Co.                                        (b)                          359           24,085
  Aon Corp.                                                                         25,593          876,048
  Arthur J. Gallagher & Co.                               (b)                        1,735           47,140
  Chubb Corp. (The)                                                                 15,118          762,250
  Fidelity National Financial, Inc.                                                  3,425          131,349
  First American Corp.                                                               3,486          129,017
  Genworth Financial, Inc. Class A                                                  11,056          379,221
  Hanover Insurance Group, Inc. (The)                                                  496           22,955
  Hartford Financial Services Group, Inc. (The)                                      4,511          382,713
  HCC Insurance Holdings, Inc.                                                       8,109          247,243
  Horace Mann Educators Corp.                                                          405            6,873
  Lincoln National Corp.                                                             3,136          177,748
  Loews Corp.                                                                       31,435        1,164,981
  MetLife, Inc.                                           (b)                       42,028        2,185,456
  Old Republic International Corp.                                                  16,957          360,675
  Principal Financial Group, Inc.                                                   21,331        1,151,874
  Progressive Corp. (The)                                                            3,552           85,923
  Protective Life Corp.                                                              4,096          189,686
  Prudential Financial, Inc.                                                        22,471        1,767,119
  SAFECO Corp.                                                                       3,612          194,037
  St. Paul Travelers Cos., Inc. (The)                                                9,045          414,261
  StanCorp Financial Group, Inc.                                                     1,094           47,140
  Torchmark Corp.                                                                    2,033          122,936
  UnumProvident Corp.                                                               21,349          346,494
  W.R. Berkley Corp.                                                                12,494          449,784
  XL Capital, Ltd. Class A                                                           7,013          446,728
                                                                                             --------------
                                                                                                 18,856,944
                                                                                             --------------
  INTERNET SOFTWARE & SERVICES (0.2%)
  Google, Inc. Class A                                    (a)                          221           85,439
  VeriSign, Inc.                                          (a)                       14,452          259,124
                                                                                             --------------
                                                                                                    344,563
                                                                                             --------------
  IT SERVICES (1.2%)
  Acxiom Corp.                                                                       4,511          110,429
  Ceridian Corp.                                          (a)                        5,510          132,295
  Computer Sciences Corp.                                 (a)                       14,946          783,021
  Convergys Corp.                                         (a)                        1,298           24,766
  CSG Systems International, Inc.                         (a) (b)                    3,556           92,598
  DST Systems, Inc.                                       (a)                          538           30,295
  Electronic Data Systems Corp.                                                     21,854          522,311
  First Data Corp.                                                                  20,824          850,660
  MoneyGram International, Inc.                                                      1,704           52,228
  MPS Group, Inc.                                         (a)                        2,890           37,541
  Unisys Corp.                                            (a)                        6,811           34,872
                                                                                             --------------
                                                                                                  2,671,016
                                                                                             --------------
  LEISURE EQUIPMENT & PRODUCTS (0.2%)
  Eastman Kodak Co.                                                                  8,753          194,754
  Hasbro, Inc.                                                                       4,850           90,695
  Mattel, Inc.                                                                       7,657          138,132
                                                                                             --------------
                                                                                                    423,581
                                                                                             --------------
  LIFE SCIENCES TOOLS & SERVICES (0.2%)
  Applera Corp.-Applied Biosystems Group                                             8,560          275,204
  PerkinElmer, Inc.                                                                  3,577           64,493
  Varian, Inc.                                            (a)                          846           38,053
  Waters Corp.                                            (a)                          999           40,639
                                                                                             --------------
                                                                                                    418,389
                                                                                             --------------
  MACHINERY (1.3%)
  AGCO Corp.                                              (a)                        4,217           96,822
  Caterpillar, Inc.                                                                 15,476        1,096,784
  Crane Co.                                                                          1,905           73,152
  Cummins, Inc.                                           (b)                        3,717          434,889

  Danaher Corp.                                                                      4,541          296,073
  Deere & Co.                                                                        2,508          182,006
  Eaton Corp.                                                                        1,351           86,599
  Flowserve Corp.                                         (a)                        2,692          139,446
  Joy Global, Inc.                                                                   4,796          179,946
  Nordson Corp.                                                                      1,253           57,012
  Oshkosh Truck Corp.                                                                1,459           62,562
  Parker Hannifin Corp.                                                              3,373          243,666
                                                                                             --------------
                                                                                                  2,948,957
                                                                                             --------------
  MEDIA (2.3%)
  CBS Corp. Class B                                                                 52,376        1,436,674
  Clear Channel Communications, Inc.                                                10,089          292,077
  Emmis Communications Corp. Class A                      (a)                          581            8,610
  Entercom Communications Corp.                                                        327            8,289
  McGraw-Hill Cos., Inc. (The)                                                      18,964        1,067,673
  Omnicom Group, Inc.                                                                9,983          883,595
  Scholastic Corp.                                        (a)                        1,961           56,379
  Time Warner, Inc.                                                                  2,020           33,330
  Univision Communications, Inc. Class A                  (a) (b)                    3,049          101,837
  Walt Disney Co. (The)                                                             41,388        1,228,810
  Westwood One, Inc.                                                                 1,711           11,395
                                                                                             --------------
                                                                                                  5,128,669
                                                                                             --------------
  METALS & MINING (2.1%)
  Freeport-McMoRan Copper & Gold, Inc. Class B            (b)                       14,910          813,490
  Newmont Mining Corp.                                                               8,543          437,658
  Nucor Corp.                                             (b)                       23,235        1,235,405
  Phelps Dodge Corp.                                                                15,030        1,312,720
  Steel Dynamics, Inc.                                                               3,115          180,732
  United States Steel Corp.                                                          9,424          594,372
                                                                                             --------------
                                                                                                  4,574,377
                                                                                             --------------
  MULTILINE RETAIL (1.4%)
  Big Lots, Inc.                                          (a)                        8,169          132,011
  Dillard's, Inc. Class A                                                            3,263           97,988
  Dollar Tree Stores, Inc.                                (a)                        7,791          207,241
  Federated Department Stores, Inc.                                                  8,229          288,920
  J.C. Penney Co., Inc.                                                             10,817          681,038
  Kohl's Corp.                                            (a)                       14,334          811,734
  Nordstrom, Inc.                                                                    1,723           59,099
  Sears Holdings Corp.                                    (a)                        5,896          809,226
                                                                                             --------------
                                                                                                  3,087,257
                                                                                             --------------
  MULTI-UTILITIES (0.8%)
  Alliant Energy Corp.                                                               2,235           80,862
  CenterPoint Energy, Inc.                                (b)                        5,596           76,889
  Duke Energy Corp.                                                                 16,775          508,618
  KeySpan Corp.                                                                      2,812          113,239
  OGE Energy Corp.                                                                   1,383           52,347
  PG&E Corp.                                                                         2,928          122,039
  Public Service Enterprise Group, Inc.                                              4,734          319,214
  Puget Energy, Inc.                                                                 1,217           27,030
  SCANA Corp.                                                                        4,336          173,397
  Xcel Energy, Inc.                                                                 15,260          305,810
                                                                                             --------------
                                                                                                  1,779,445
                                                                                             --------------
  OIL, GAS & CONSUMABLE FUELS (8.7%)
  Anadarko Petroleum Corp.                                                           6,683          305,680
& Chevron Corp.                                                                     50,834        3,343,861
  ConocoPhillips                                                                     8,833          606,297
  Devon Energy Corp.                                                                23,263        1,503,720
& ExxonMobil Corp.                                                                 137,077        9,285,596
  Hess Corp.                                                                         2,049          108,392
  Kerr-McGee Corp.                                                                   4,373          306,985
  Marathon Oil Corp.                                                                 6,749          611,729
  Noble Energy, Inc.                                                                 8,410          425,630

  Occidental Petroleum Corp.                                                         7,606          819,547
  Overseas Shipholding Group, Inc.                                                   1,764          113,584
  Pioneer Natural Resources Co.                                                      1,971           89,385
  Pogo Producing Co.                                                                 4,716          208,777
  Southwestern Energy Co.                                 (a)                        1,108           38,115
  Sunoco, Inc.                                                                       3,650          253,821
  Valero Energy Corp.                                                               17,513        1,180,902
                                                                                             --------------
                                                                                                 19,202,021
                                                                                             --------------
  PAPER & FOREST PRODUCTS (0.2%)
  Glatfelter                                                                           409            6,380
  Louisiana-Pacific Corp.                                 (b)                        8,471          169,420
  Weyerhaeuser Co.                                                                   4,547          266,727
                                                                                             --------------
                                                                                                    442,527
                                                                                             --------------
  PERSONAL PRODUCTS (0.2%)
  Avon Products, Inc.                                                               14,161          410,527
                                                                                             --------------
  PHARMACEUTICALS (5.9%)
  Abbott Laboratories                                                               22,689        1,083,854
  Forest Laboratories, Inc.                               (a)                       12,427          575,494
  Johnson & Johnson                                                                 35,884        2,244,544
  King Pharmaceuticals, Inc.                              (a)                       19,358          329,473
  Medicis Pharmaceutical Corp. Class A                                               1,082           29,820
  Merck & Co., Inc.                                                                 80,110        3,226,030
  Mylan Laboratories, Inc.                                                          17,122          375,999
& Pfizer, Inc.                                                                     191,091        4,966,455
  Watson Pharmaceuticals, Inc.                            (a)                        8,131          182,053
                                                                                             --------------
                                                                                                 13,013,722
                                                                                             --------------
  REAL ESTATE INVESTMENT TRUSTS (0.4%)
  Equity Office Properties Trust                                                    14,440          547,420
  Longview Fibre Co.                                                                 1,608           33,832
  New Plan Excel Realty Trust                                                          997           25,842
  Shurgard Storage Centers, Inc. Class A                                             3,360          221,424
                                                                                             --------------
                                                                                                    828,518
                                                                                             --------------
  ROAD & RAIL (1.7%)
  Burlington Northern Santa Fe Corp.                                                18,667        1,286,343
  CSX Corp.                                                                         12,899          782,711
  Norfolk Southern Corp.                                                            18,990          824,546
  Ryder System, Inc.                                                                 2,568          129,427
  Swift Transportation Co., Inc.                          (a)                          820           21,935
  Union Pacific Corp.                                                                7,754          659,090
                                                                                             --------------
                                                                                                  3,704,052
                                                                                             --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
  Advanced Micro Devices, Inc.                            (a)                          206            3,994
  Altera Corp.                                            (a)                        8,396          145,335
  Analog Devices, Inc.                                                               3,879          125,408
  Applied Materials, Inc.                                                           13,040          205,250
  Atmel Corp.                                             (a)                       11,097           53,155
  Freescale Semiconductor, Inc. Class B                   (a)                       21,449          611,725
  Intel Corp.                                                                      151,277        2,722,986
  Intersil Corp. Class A                                                             5,475          128,717
  Lam Research Corp.                                      (a)                        8,177          340,081
  Micrel, Inc.                                            (a)                          582            6,216
  Micron Technology, Inc.                                 (a)                       49,114          765,687
  National Semiconductor Corp.                                                      27,045          629,067
  Novellus Systems, Inc.                                  (a)                        3,623           91,698
  NVIDIA Corp.                                            (a)                       12,850          284,371
  Silicon Laboratories, Inc.                              (a)                        1,230           45,412
  Texas Instruments, Inc.                                                           34,100        1,015,498
                                                                                             --------------
                                                                                                  7,174,600
                                                                                             --------------
  SOFTWARE (4.0%)
  BMC Software, Inc.                                      (a)                       17,057          399,475

  CA, Inc.                                                                          36,489          764,809
  Citrix Systems, Inc.                                    (a)                       10,526          334,411
  Compuware Corp.                                         (a)                       17,535          122,570
  Fair Isaac Corp.                                                                   2,463           83,200
  Intuit, Inc.                                            (a)                       26,045          804,009
  McAfee, Inc.                                            (a)                       10,623          228,926
& Microsoft Corp.                                                                  221,598        5,325,000
  Novell, Inc.                                            (a)                        3,260           21,157
  Reynolds & Reynolds Co. (The) Class A                                                439           15,536
  Sybase, Inc.                                            (a)                        2,661           56,014
  Symantec Corp.                                          (a)                       37,496          651,306
  Transaction Systems Architects, Inc.                    (a)                          389           14,401
                                                                                             --------------
                                                                                                  8,820,814
                                                                                             --------------
  SPECIALTY RETAIL (2.3%)
  Aeropostale, Inc.                                       (a)                        1,085           30,065
  American Eagle Outfitters, Inc.                         (b)                        9,741          320,089
  AnnTaylor Stores Corp.                                  (a)                        5,401          221,765
  AutoNation, Inc.                                        (a)                        8,481          167,076
  AutoZone, Inc.                                          (a)                        2,095          184,088
  Barnes & Noble, Inc.                                                               3,889          130,359
  Best Buy Co., Inc.                                                                 9,878          447,869
  Circuit City Stores, Inc.                                                          7,170          175,665
  Claire's Stores, Inc.                                                              3,752           93,913
  Gap, Inc. (The)                                                                   44,893          778,894
  Home Depot, Inc. (The)                                                             6,091          211,419
  Limited Brands, Inc.                                                              17,233          433,582
  Michaels Stores, Inc.                                                              3,973          168,535
  Office Depot, Inc.                                      (a)                       21,997          792,992
  OfficeMax, Inc.                                                                    3,749          154,121
  Payless ShoeSource, Inc.                                (a) (b)                    5,022          129,969
  PetSmart, Inc.                                                                     2,612           61,539
  RadioShack Corp.                                                                   2,472           39,972
  Rent-A-Center, Inc.                                     (a)                        3,849          103,654
  Ross Stores, Inc.                                                                  1,232           30,664
  Sherwin-Williams Co. (The)                                                         6,025          304,865
                                                                                             --------------
                                                                                                  4,981,095
                                                                                             --------------
  TEXTILES, APPAREL & LUXURY GOODS (0.2%)
  Jones Apparel Group, Inc.                                                          9,075          268,620
  Liz Claiborne, Inc.                                                                1,964           69,427
  Timberland Co. Class A                                  (a)                          513           13,210
                                                                                             --------------
                                                                                                    351,257
                                                                                             --------------
  THRIFTS & MORTGAGE FINANCE (0.9%)
  Fannie Mae                                                                        29,344        1,405,871
  MGIC Investment Corp.                                                              1,741           99,080
  PMI Group, Inc. (The)                                                                829           35,199
  Radian Group, Inc.                                                                 6,114          376,194
  Washington Mutual, Inc.                                                            2,452          109,604
                                                                                             --------------
                                                                                                  2,025,948
                                                                                             --------------
  TOBACCO (1.1%)
  Altria Group, Inc.                                                                19,825        1,585,405
  Reynolds American, Inc.                                 (b)                        6,847          868,063
  UST, Inc.                                                                          1,400           70,770
                                                                                             --------------
                                                                                                  2,524,238
                                                                                             --------------
  TRADING COMPANIES & DISTRIBUTORS (0.1%)
  Fastenal Co.                                                                         439           15,615
  MSC Industrial Direct Co., Inc. Class A                                            1,565           64,525
  United Rentals, Inc.                                    (a) (b)                    4,436          123,853
                                                                                             --------------
                                                                                                    203,993
                                                                                             --------------
  WIRELESS TELECOMMUNICATION SERVICES (0.0%)              ++
  Sprint Nextel Corp.                                                                  140            2,772
                                                                                             --------------

                                                                                                C
  Total Common Stocks
     (Cost $208,830,617)                                                                        216,737,568
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  INVESTMENT COMPANIES (1.9%)
  DIAMONDS Trust Series I                                 (b) (c)                    5,366          599,382
& S&P 500 Index - SPDR Trust Series 1                     (b) (c)                   27,738        3,542,975
                                                                                             --------------
  Total Investment Companies
     (Cost $4,105,897)                                                                            4,142,357
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  SHORT-TERM INVESTMENTS (7.3%)
  COMMERCIAL PAPER (2.9%)
  Barton Capital LLC
     5.272%, due 8/2/06                                   (d)               $      288,094          288,094
     5.33%, due 8/15/06                                   (d)                      483,690          483,690
  Charta LLC
     5.405%, due 9/11/06                                  (d)                      386,952          386,952
  Den Danske Bank
     5.299%, due 8/8/06                                   (d)                      773,905          773,905
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (d)                      479,450          479,450
  Galaxy Funding
     5.408%, due 9/19/06                                  (d)                      386,952          386,952
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (d)                      967,380          967,380
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (d)                      483,690          483,690
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (d)                      479,385          479,385
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (d)                      380,302          380,302
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (d)                      483,690          483,690
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (d)                      290,214          290,214
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (d)                      287,081          287,081
  Westpac
     5.416%, due 9/15/06                                  (d)                      281,989          281,989
                                                                                             --------------
  Total Commercial Paper
     (Cost $6,452,774)                                                                            6,452,774
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  INVESTMENT COMPANY (1.0%)
  BGI Institutional Money Market Fund                     (d)                    2,310,617        2,310,617
                                                                                             --------------
  Total Investment Company
     (Cost $2,310,617)                                                                            2,310,617
                                                                                             --------------


                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  REPURCHASE AGREEMENT (0.2%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
     Proceeds at Maturity $387,010 (Collateralized by
     various bonds with a Principal Amount of $390,579
     and a Market Value of $399,883)                      (d)               $      386,952          386,952
                                                                                             --------------
  Total Repurchase Agreement
     (Cost $386,952)                                                                                386,952
                                                                                             --------------
  TIME DEPOSITS (3.2%)
  Bank of America
     5.27%, due 9/22/06                                   (d) (e)                  967,380          967,380

  Bank of Montreal
     5.35%, due 8/28/06                                   (d)                      773,905          773,905
  Calyon
     5.265%, due 8/2/06                                   (d)                      677,166          677,166
  Deutsche Bank
     5.30%, due 8/9/06                                    (d)                      773,904          773,904
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (d)                      773,905          773,905
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (d)                    1,477,839        1,477,839
  UBS AG
     5.34%, due 8/21/06                                   (d)                      773,905          773,905
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (d)                      773,905          773,905
                                                                                             --------------
  Total Time Deposits
     (Cost $6,991,909)                                                                            6,991,909
                                                                                             --------------
  Total Short-Term Investments
     (Cost $16,142,252)                                                                          16,142,252
                                                                                             --------------
  Total Investments
     (Cost $229,078,766)                                  (f)                        107.1%     237,022,177(g)
  Liabilities in Excess of Cash and Other Assets                                      (7.1)     (15,714,846)
                                                                            --------------   --------------
  Net Assets                                                                         100.0%  $  221,307,331
                                                                            ==============   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(f)  The cost for federal income tax purposes is $230,010,081.

(g) At July 31, 2006 net unrealized appreciation was $7,012,096, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $15,850,464 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,838,368.

MAINSTAY CONVERTIBLE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  CONVERTIBLE SECURITIES (85.0%)                          +
  CONVERTIBLE BONDS (72.8%)
  ADVERTISING (0.7%)
  Interpublic Group of Cos., Inc.
     4.50%, due 3/15/23                                                     $    3,675,000   $    3,647,437
                                                                                             --------------
  AEROSPACE & DEFENSE (1.3%)
  L-3 Communications Corp.
     3.00%, due 8/1/35                                    (a)                    6,455,000        6,342,037
                                                                                             --------------
  AIRLINES (0.4%)
  AMR Corp.
     4.50%, due 2/15/24                                                          1,485,000        1,820,981
                                                                                             --------------
  AUTO PARTS & EQUIPMENT (0.4%)
  ArvinMeritor, Inc.
     4.625%, due 3/1/26
     (zero coupon), beginning 3/1/16                      (a)                    1,680,000        1,761,900
                                                                                             --------------
  BIOTECHNOLOGY (4.8%)
  Amgen, Inc.
     0.125%, due 2/1/11                                   (a)                    9,140,000        9,014,325
  Citigroup Funding, Inc. (Genentech, Inc.)
     0.50%, due 2/3/11                                    (b)                    5,225,000        4,807,000
  Genzyme Corp.
     1.25%, due 12/1/23                                   (a)                    3,100,000        3,421,625
     1.25%, due 12/1/23                                                          5,410,000        5,971,287
                                                                                             --------------
                                                                                                 23,214,237
                                                                                             --------------
  COMPUTERS (3.5%)
  Credit Suisse USA, Inc. (Hewlett-Packard Co.)
     1.00%, due 3/23/11                                   (b)                   10,340,000        9,997,746
  Mentor Graphics Corp.
     6.25%, due 3/1/26                                    (a)                    3,355,000        3,845,669
  SanDisk Corp.
     1.00%, due 5/15/13                                                          3,370,000        2,948,750
                                                                                             --------------
                                                                                                 16,792,165
                                                                                             --------------
  DISTRIBUTION & WHOLESALE (3.6%)
  Costco Wholesale Corp.
     (zero coupon), due 8/19/17                           (c)                    9,150,000       11,014,312
  WESCO International, Inc.
     2.625%, due 10/15/25                                 (a)                    4,185,000        6,397,819
                                                                                             --------------
                                                                                                 17,412,131
                                                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES (7.2%)
  Affiliated Managers Group, Inc.
     (zero coupon), due 5/7/21                                                   4,140,000        6,624,000
& American Express Co.

     1.85%, due 12/1/33
     (zero coupon), beginning 12/1/06                                           11,990,000       12,139,875
& Merrill Lynch & Co., Inc.
     (zero coupon), due 3/13/32                                                 14,590,000       16,297,030
                                                                                             --------------
                                                                                                 35,060,905
                                                                                             --------------
  ELECTRIC (0.7%)
  PG&E Corp.
     9.50%, due 6/30/10                                                          1,185,000        3,599,437
                                                                                             --------------
  ELECTRONICS (4.2%)
  Fei Co.
     2.875%, due 6/1/13                                   (a)                    2,680,000        2,743,650
  Fisher Scientific International, Inc.
     2.50%, due 10/1/23                                   (c)                    3,315,000        5,444,887
     3.25%, due 3/1/24                                    (c)                    9,300,000       10,462,500
  Flextronics International, Ltd.
     1.00%, due 8/1/10                                    (c)                    1,960,000        1,923,250
                                                                                             --------------
                                                                                                 20,574,287
                                                                                             --------------
  ENVIRONMENTAL CONTROL (1.0%)
  Waste Connections, Inc.
     3.75%, due 4/1/26                                    (a)                    2,510,000        2,484,900
     3.75%, due 4/1/26                                    (c)                    2,275,000        2,252,250
                                                                                             --------------
                                                                                                  4,737,150
                                                                                             --------------
  FOOD (3.0%)
& Lehman Brothers Holdings, Inc.
     Series WFMI (Whole Foods Market, Inc.)
     1.25%, due 8/5/12                                    (b)                   16,030,000       14,616,955
                                                                                             --------------
  HEALTH CARE-PRODUCTS (2.7%)
  Henry Schein, Inc.
     3.00%, due 8/15/34                                                          3,870,000        4,571,437
  Medtronic, Inc.
     1.625%, due 4/15/13                                  (a)                    8,345,000        8,459,744
                                                                                             --------------
                                                                                                 13,031,181
                                                                                             --------------
  HEALTH CARE-SERVICES (1.0%)
  Health Management Associates, Inc.
     1.50%, due 8/1/23                                                           4,935,000        4,990,519
                                                                                             --------------
  HOUSEHOLD PRODUCTS & WARES (1.1%)
  Church & Dwight Co., Inc.
     5.25%, due 8/15/33                                                          4,195,000        5,327,650
                                                                                             --------------
  INTERNET (2.5%)
  Amazon.com, Inc.
     4.75%, due 2/1/09                                                           5,415,000        5,293,162
  At Home Corp.
     4.75%, due 12/15/06                                  (d) (e) (f)            9,147,056              915
  Yahoo!, Inc.
     (zero coupon), due 4/1/08                                                   4,790,000        6,634,150
                                                                                             --------------
                                                                                                 11,928,227
                                                                                             --------------
  LODGING (3.2%)
& Hilton Hotels Corp.
     3.375%, due 4/15/23                                                        13,100,000       15,408,875
                                                                                             --------------

  MEDIA (5.7%)
  Liberty Media Corp.
     3.50%, due 1/15/31                                                          8,740,000        8,892,950
  Sirius Satellite Radio, Inc.
     2.50%, due 2/15/09                                   (c)                    2,440,000        2,827,350
& Walt Disney Co. (The)
     2.125%, due 4/15/23                                                        14,435,000       16,040,894
                                                                                             --------------
                                                                                                 27,761,194
                                                                                             --------------
  MINING (0.8%)
  Century Aluminum Co.
     1.75%, due 8/1/24                                                           1,500,000        1,845,000
  Coeur d'Alene Mines Corp.
     1.25%, due 1/15/24                                                          2,070,000        1,943,213
                                                                                             --------------
                                                                                                  3,788,213
                                                                                             --------------
  OIL & GAS (4.9%)
& Diamond Offshore Drilling, Inc.
     1.50%, due 4/15/31                                                          7,165,000       11,750,600
& Pride International, Inc.
     3.25%, due 5/1/33                                                           9,315,000       12,016,350
                                                                                             --------------
                                                                                                 23,766,950
                                                                                             --------------
  OIL & GAS SERVICES (9.0%)
& Cooper Cameron Corp.
     1.50%, due 5/15/24                                                          7,835,000       12,163,838
  Halliburton Co.
     3.125%, due 7/15/23                                  (a)                    2,875,000        5,232,500
     3.125%, due 7/15/23                                                         4,290,000        7,807,800
& Schlumberger, Ltd.
     1.50%, due 6/1/23                                                           9,790,000       18,344,013
                                                                                             --------------
                                                                                                 43,548,151
                                                                                             --------------
  PHARMACEUTICALS (5.8%)
  ALZA Corp.
     (zero coupon), due 7/28/20                                                  7,025,000        6,067,844
  Teva Pharmaceutical Finance Co. B.V.
     0.375%, due 11/15/22                                                        3,770,000        5,805,800
     Series D
     1.75%, due 2/1/26                                                           4,735,000        4,486,413
  Teva Pharmaceutical Finance LLC
     0.25%, due 2/1/24                                                           3,730,000        3,963,125
  Wyeth
     5.109%, due 1/15/24                                  (g)                    7,580,000        8,095,440
                                                                                             --------------
                                                                                                 28,418,622
                                                                                             --------------
  SEMICONDUCTORS (1.9%)
  Intel Corp.
     2.95%, due 12/15/35                                  (a)                    5,250,000        4,396,875
  Lehman Brothers Holdings, Inc.
     0.25%, due 6/23/11                                   (h)                    5,075,000        4,885,195
                                                                                             --------------
                                                                                                  9,282,070
                                                                                             --------------
  TELECOMMUNICATIONS (3.4%)
  AudioCodes, Ltd.
     2.00%, due 11/9/24                                   (a) (c) (i)            1,385,000        1,229,188
     2.00%, due 11/9/24                                   (c)                    2,750,000        2,440,625
  Comverse Technology, Inc.
     (zero coupon), due 5/15/23                                                    995,000        1,192,756

  NII Holdings, Inc.
     2.75%, due 8/15/25                                   (a) (c)                6,645,000        8,522,213
  Time Warner Telecom, Inc.
     2.375%, due 4/1/26                                                          2,965,000        3,320,800
                                                                                             --------------
                                                                                                 16,705,582
                                                                                             --------------
  Total Convertible Bonds
     (Cost $328,752,660)                                                                        353,536,856
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  CONVERTIBLE PREFERRED STOCKS (12.2%)
  AIRLINES (0.4%)
  Continental Airlines Finance Trust II
     6.00%                                                                          62,800        2,064,550
                                                                                             --------------
  AUTO MANUFACTURERS (1.3%)
  Ford Motor Co. Capital Trust II
     6.50%                                                                         121,000        3,460,600
  General Motors Corp.
     5.25% Series B                                       (c)                      147,500        2,898,375
                                                                                             --------------
                                                                                                  6,358,975
                                                                                             --------------
  CHEMICALS (1.3%)
  Celanese Corp.
     4.25%                                                (c)                      215,300        6,179,110
                                                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES (0.9%)
  Citigroup Funding, Inc.
     5.02%                                                (j)                      137,600        4,472,000
                                                                                             --------------
  ELECTRIC (1.5%)
  NRG Energy, Inc.
     5.75%                                                                          29,700        7,447,275
                                                                                             --------------
  INSURANCE (2.6%)
  Hartford Financial Services Group, Inc.
     7.00%                                                (k)                       76,100        5,670,972
  MetLife, Inc.
     6.375%                                                                        255,400        7,013,284
                                                                                             --------------
                                                                                                 12,684,256
                                                                                             --------------
  OIL & GAS (3.5%)
& Chesapeake Energy Corp.
     4.50%                                                (c)                      173,400       16,941,180
                                                                                             --------------
  TELECOMMUNICATIONS (0.7%)
  Lucent Technologies Capital Trust I
     7.75%                                                                           3,307        3,330,149
                                                                                             --------------
  Total Convertible Preferred Stocks
     (Cost $62,241,979)                                                                          59,477,495
                                                                                             --------------
  Total Convertible Securities
     (Cost $390,994,639)                                                                        413,014,351
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  COMMON STOCKS (9.4%)
  DIVERSIFIED FINANCIAL SERVICES (0.9%)
  Citigroup, Inc.                                                                   87,670        4,235,338
                                                                                             --------------
  ELECTRIC (0.8%)
  AES Corp. (The)                                         (l)                      199,300        3,958,098
                                                                                             --------------
  ENGINEERING & CONSTRUCTION (0.8%)
  McDermott International, Inc.                           (l)                       88,350        4,023,459
                                                                                             --------------
  HOTELS, RESTAURANTS & LEISURE (0.0%)                    ++
  FHC Delaware, Inc.                                      (f) (l)                   54,216              542
                                                                                             --------------
  IRON & STEEL (0.2%)
  Allegheny Technologies, Inc.                                                      17,400        1,111,686
                                                                                             --------------
  MEDIA (0.4%)
  Sirius Satellite Radio, Inc.                            (c) (l)                  442,900        1,860,180
                                                                                             --------------
  OIL & GAS (2.2%)
  ExxonMobil Corp.                                                                  56,500        3,827,310
  Rowan Cos., Inc.                                                                  61,900        2,096,553
  Todco                                                                            125,300        4,775,183
                                                                                             --------------
                                                                                                 10,699,046
                                                                                             --------------
  OIL & GAS SERVICES (1.5%)
  Input/Output, Inc.                                      (c) (l)                   84,700          832,601
  Smith International, Inc.                                                         52,300        2,331,011
  Tidewater, Inc.                                                                   82,500        3,936,075
  Warrior Energy Service Corp.                            (l)                        2,900           62,756
                                                                                             --------------
                                                                                                  7,162,443
                                                                                             --------------
  RETAIL (0.3%)
  World Fuel Services Corp.                                                         29,000        1,372,280
                                                                                             --------------
  SOFTWARE (2.3%)
  Microsoft Corp.                                         (c)                      476,600       11,452,698
                                                                                             --------------
  Total Common Stocks
     (Cost $43,222,296)                                                                          45,875,770
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  INVESTMENT COMPANY (1.3%)
  S&P 500 Index - SPDR Trust Series 1                     (c) (m)                   47,600        6,079,948
                                                                                             --------------
  Total Investment Company
     (Cost $5,182,253)                                                                            6,079,948
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  SHORT-TERM INVESTMENTS (15.0%)
  COMMERCIAL PAPER (8.4%)
  American Express Credit Corp.
     5.24%, due 8/8/06                                                      $    5,000,000        4,994,906
  American General Finance Corp.
     5.25%, due 8/2/06                                                           2,000,000        1,999,709
  Barton Capital LLC

     5.272%, due 8/2/06                                   (n)                      953,716          953,716
     5.33%, due 8/15/06                                   (n)                    1,601,224        1,601,224
  Charta LLC
     5.405%, due 9/11/06                                  (n)                    1,280,979        1,280,979
  Den Danske Bank
     5.299%, due 8/8/06                                   (n)                    2,561,958        2,561,958
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (n)                    1,587,186        1,587,186
  Galaxy Funding
     5.408%, due 9/19/06                                  (n)                    1,280,979        1,280,979
  General Electric Capital Corp.
     5.23%, due 8/3/06                                                           5,000,000        4,998,547
     5.25%, due 8/11/06                                                          4,365,000        4,358,634
     5.274%, due 8/3/06                                   (n)                    3,202,448        3,202,448
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (n)                    1,601,224        1,601,224
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (n)                    1,586,973        1,586,973
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (n)                    1,258,964        1,258,964
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (n)                    1,601,224        1,601,224
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (n)                      960,734          960,734
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (n)                      950,362          950,362
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                                           3,290,000        3,290,000
  Westpac
     5.416%, due 9/15/06                                  (n)                      933,505          933,505
                                                                                             --------------
  Total Commercial Paper
     (Cost $41,003,272)                                                                          41,003,272
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  INVESTMENT COMPANY (1.6%)
  BGI Institutional Money Market Fund                     (n)                    7,649,142        7,649,142
                                                                                             --------------
  Total Investment Company
     (Cost $7,649,142)                                                                            7,649,142
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  REPURCHASE AGREEMENT (0.3%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
  8/1/06 Proceeds at Maturity $1,281,172
  (Collatera1ized by various bonds with a Principal
  Amount of $1,292,987 and a Market Value of
  $1,323,785)                                            (n)                $    1,280,979        1,280,979
                                                                                             --------------
  Total Repurchase Agreement
     (Cost $1,280,979)                                                                            1,280,979
                                                                                             --------------
  TIME DEPOSITS (4.7%)
  Bank of America
     5.27%, due 9/22/06                                   (g) (n)                3,202,448        3,202,448
  Bank of Montreal
     5.35%, due 8/28/06                                   (n)                    2,561,958        2,561,958
  Calyon
     5.265%, due 8/2/06                                   (n)                    2,241,713        2,241,713
  Deutsche Bank

     5.30%, due 8/9/06                                    (n)                    2,561,958        2,561,958
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (n)                    2,561,958        2,561,958
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (n)                    4,892,286        4,892,286
  UBS AG
     5.34%, due 8/21/06                                   (n)                    2,561,958        2,561,958
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (n)                    2,561,958        2,561,958
                                                                                             --------------
  Total Time Deposits
     (Cost $23,146,237)                                                                          23,146,237
                                                                                             --------------
  Total Short-Term Investments
     (Cost $73,079,630)                                                                          73,079,630
                                                                                             --------------
  Total Investments
     (Cost $512,478,818)                                  (o)                        110.7%     538,049,699(p)
  Liabilities in Excess of
     Cash and Other Assets                                                           (10.7)     (52,034,657)
                                                                            --------------   --------------
  Net Assets                                                                         100.0%  $  486,015,042
                                                                            ==============   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(c)  Represents security, or a portion thereof, which is out on loan.

(d)  Issue in default.

(e)  Issuer in bankruptcy.

(f) Fair valued security. The total market value of these securities at July 31, 2006 is $1,457, which reflects 0.0% of the Fund's net assets.

(g)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(h) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Analog Devices, Inc., Applied Materials, Inc., Broadcom Corp., Intel Corp., Linear Technology Corp., Marvell Technology, Maxim Integrated, Motorola, Inc., STMicroelectronics N.V. and Texas Instruments, Inc.

(i) Illiquid security. The total market value of these securities at July 31, 2006 is $1,229,188, which represents 0.3% of the Fund's net assets.

(j) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(k) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by August 16, 2006.

(l)  Non-income producing security.

(m) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(n) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)  The cost for federal income tax purposes is $514,364,946.

(p) At July 31, 2006 net unrealized appreciation was $23,684,753, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $43,397,417 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $19,712,664.

MAINSTAY DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                               PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                            --------------   --------------
  LONG-TERM BONDS (94.2%)                                 +
  ASSET-BACKED SECURITIES (1.3%)
  CONSUMER FINANCE (0.4%)
  Harley-Davidson Motorcycle Trust
     Series 2004-1, Class A2
     2.53%, due 11/15/11                                                          $428,572         $415,374
  Volkswagen Auto Loan Enhanced Trust
     Series 2003-2, Class A3
     2.27%, due 10/22/07                                                            22,519           22,469
                                                                                             --------------
                                                                                                    437,843
                                                                                             --------------
  CONSUMER LOANS (0.0%)                                   ++
  Atlantic City Electric Transition Funding LLC
     Series 2002-1, Class A4
     5.55%, due 10/20/23                                                            75,000           74,295
                                                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES (0.4%)
  Bank of America Credit Card Trust
     Series 2006-C4, Class C4
     5.599%, due 11/15/11                                 (a)                      130,000          129,960
  Capital One Master Trust
     Series 2001-5, Class A
     5.30%, due 6/15/09                                                             70,000           69,989
  Dunkin Securitization
     Series 2006-1, Class A2
     5.779%, due 6/20/31                                  (b)                      110,000          110,149
  Structured Asset Investment Loan Trust
     Series 2006-3, Class A4
     5.475%, due 6/25/36                                  (a)                      100,000           99,998
                                                                                             --------------
                                                                                                    410,096
                                                                                             --------------
  ELECTRIC (0.4%)
  AES Eastern Energy, L.P.
     Series 1999-A
     9.00%, due 1/2/17                                                             327,230          356,680
  Public Service New Hampshire Funding LLC Pass-Through
     Certificates Series 2002-1, Class A
     4.58%, due 2/1/10                                                              91,716           91,106
                                                                                             --------------
                                                                                                    447,786
                                                                                             --------------
  ENTERTAINMENT (0.1%)
  United Artists Theatre Circuit, Inc.
     Series 1995-A
     9.30%, due 7/1/15                                    (c) (d)                  102,084          100,043
                                                                                             --------------
  Total Asset-Backed Securities
     (Cost $1,435,375)                                                                            1,470,063
                                                                                             --------------

                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  CONVERTIBLE BONDS (5.3%)
  BIOTECHNOLOGY (0.4%)
  Amgen, Inc.

     0.125%, due 2/1/11                                   (b)                      445,000          438,881
                                                                                             --------------
  DISTRIBUTION & WHOLESALE (0.4%)
  Costco Wholesale Corp.
     (zero coupon), due 8/19/17                           (e)                      410,000          493,537
                                                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES (0.4%)
  American Express Co.
     1.85%, due 12/1/33
     (zero coupon), beginning 12/1/06                                              435,000          440,437
                                                                                             --------------
  HEALTH CARE-SERVICES (0.2%)
  Laboratory Corp. of America Holdings
     (zero coupon), due 9/11/21                           (f)                       95,000           83,125
  Lincare Holdings, Inc.
     3.00%, due 6/15/33                                   (b)                       55,000           52,937
     3.00%, due 6/15/33                                                            125,000          120,312
                                                                                             --------------
                                                                                                    256,374
                                                                                             --------------
  INSURANCE (0.1%)
  Conseco, Inc.
     3.50%, due 9/30/35
     (zero coupon), beginning 9/30/10                     (b) (e)                   70,000           74,550
                                                                                             --------------
  INTERNET (0.1%)
  At Home Corp.
     4.75%, due 12/15/06                                  (d) (g) (h)              504,238               50
  Riverstone Networks, Inc.
     3.75%, due 12/1/06                                   (b) (g)                  102,000          101,490
                                                                                             --------------
                                                                                                    101,540
                                                                                             --------------
  LODGING (0.4%)
  Hilton Hotels Corp.
     3.375%, due 4/15/23                                                           410,000          482,262
                                                                                             --------------
  MEDIA (0.5%)
  Adelphia Communications Corp.
     6.00%, due 2/15/07                                   (g)                       80,000              200
  Liberty Media Corp.
     3.50%, due 1/15/31                                                            450,000          457,875
  UnitedGlobalCom, Inc.
     1.75%, due 4/15/24                                   (b)               E       90,000          102,032
                                                                                             --------------
                                                                                                    560,107
                                                                                             --------------
  OIL & GAS (0.3%)
  Pride International, Inc.
     3.25%, due 5/1/33                                                      $      215,000          277,350
                                                                                             --------------
  OIL & GAS SERVICES (1.3%)
  Cooper Cameron Corp.
     1.50%, due 5/15/24                                                            285,000          442,462
  Halliburton Co.
     3.125%, due 7/15/23                                                           235,000          427,700
  Schlumberger, Ltd.
     1.50%, due 6/1/23                                                             280,000          524,650
                                                                                             --------------
                                                                                                  1,394,812
                                                                                             --------------
  PHARMACEUTICALS (0.5%)
  Teva Pharmaceutical Finance LLC
     Series C
     0.25%, due 2/1/26                                                             140,000          135,275
  Wyeth
     5.109%, due 1/15/24                                  (a)                      430,000          459,240

                                                                                             --------------
                                                                                                    594,515
                                                                                             --------------
  TELECOMMUNICATIONS (0.7%)
  Lucent Technologies, Inc.
     8.00%, due 8/1/31                                                              95,000           95,594
  NII Holdings, Inc.
     2.75%, due 8/15/25                                   (b) (e)                  320,000          410,400
  Nortel Networks Corp.
     4.25%, due 9/1/08                                                             240,000          226,200
                                                                                             --------------
                                                                                                    732,194
                                                                                             --------------
  Total Convertible Bonds
     (Cost $5,503,102)                                                                            5,846,559
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  CORPORATE BONDS (26.5%)
  ADVERTISING (0.1%)
  Vertis, Inc.
     9.75%, due 4/1/09                                                              95,000           96,306
                                                                                             --------------
  AEROSPACE & DEFENSE (0.2%)
  Sequa Corp.
     8.875%, due 4/1/08                                                            207,000          215,539
                                                                                             --------------
  AGRICULTURE (0.4%)
  Cargill, Inc.
     4.375%, due 6/1/13                                   (b)                      100,000           92,229
  Reynolds American, Inc.
     7.625%, due 6/1/16                                   (b)                      210,000          213,827
     7.75%, due 6/1/18                                    (b)                      105,000          106,697
                                                                                             --------------
                                                                                                    412,753
                                                                                             --------------
  AIRLINES (0.4%)
  Delta Air Lines, Inc.
     8.30%, due 12/15/29                                  (g)                      671,000          179,492
     9.75%, due 5/15/21                                   (g)                        5,000            1,312
     10.00%, due 8/15/08                                  (g)                       35,000            9,012
     10.375%, due 12/15/22                                (g)                       10,000            2,600
  Northwest Airlines, Inc.
     7.875%, due 3/15/08                                  (g)                       15,000            7,537
     8.70%, due 3/15/07                                   (g)                        5,000            2,550
     8.97%, due 7/2/16                                    (g)                       19,029           17,222
     9.875%, due 3/15/07                                  (g)                      175,000           89,687
     10.00%, due 2/1/09                                   (g)                      279,000          138,802
                                                                                             --------------
                                                                                                    448,214
                                                                                             --------------
  APPAREL (0.1%)
  Unifi, Inc.
     11.50%, due 5/15/14                                  (b)                       95,000           91,912
                                                                                             --------------
  AUTO MANUFACTURERS (0.3%)
  DaimlerChrysler N.A. Holding Corp.
     6.50%, due 11/15/13                                                           285,000          288,079
                                                                                             --------------
  AUTO PARTS & EQUIPMENT (0.6%)
  Collins & Aikman Products Co.
     12.875%, due 8/15/12                                 (b) (g)                  305,000            3,050
  Goodyear Tire & Rubber Co. (The)
     11.25%, due 3/1/11                                                            360,000          392,400
  Johnson Controls, Inc.
     5.50%, due 1/15/16                                                            250,000          239,856
  Tenneco Automotive, Inc.

     8.625%, due 11/15/14                                 (e)                       20,000           19,850
                                                                                             --------------
                                                                                                    655,156
                                                                                             --------------
  BANKS (0.4%)
  Fremont General Corp.
     Series B
     7.875%, due 3/17/09                                                           255,000          249,900
  USB Capital IX
     6.189%, due 4/15/42                                  (a)                      135,000          133,877
  Wachovia Corp.
     5.50%, due 8/1/35                                                             110,000           98,746
                                                                                             --------------
                                                                                                    482,523
                                                                                             --------------
  BUILDING MATERIALS (0.3%)
  Compression Polymers Corp.
     10.50%, due 7/1/13                                   (b)                      100,000          102,500
  Dayton Superior Corp.
     10.75%, due 9/15/08                                                           145,000          149,712
  Panolam Industries International, Inc.
     10.75%, due 10/1/13                                  (b)                       75,000           72,750
                                                                                             --------------
                                                                                                    324,962
                                                                                             --------------
  CHEMICALS (1.2%)
  Airgas, Inc.
     9.125%, due 10/1/11                                                           110,000          114,675
  Equistar Chemicals, L.P.
     10.625%, due 5/1/11                                                           275,000          295,625
  IMC Global, Inc.
     Series B
     10.875%, due 6/1/08                                                           155,000          165,075
     10.875%, due 8/1/13                                                             5,000            5,525
  Lyondell Chemical Co.
     10.50%, due 6/1/13                                                            215,000          235,962
  Millennium America, Inc.
     7.625%, due 11/15/26                                                          149,000          126,650
  Terra Capital, Inc.
     12.875%, due 10/15/08                                                         372,000          418,500
                                                                                             --------------
                                                                                                  1,362,012
                                                                                             --------------
  COMMERCIAL SERVICES (0.4%)
  Cardtronics, Inc.
     9.25%, due 8/15/13                                   (b)                       80,000           80,200
  Great Lakes Dredge & Dock Corp.
     7.75%, due 12/15/13                                                            60,000           55,800
  Language Line, Inc.
     11.125%, due 6/15/12                                                          125,000          122,812
  Phoenix Color Corp.
     11.00%, due 2/1/09                                                             91,000           85,085
  Protection One Alarm Monitoring, Inc.
     Series B
     8.125%, due 1/15/09                                                            65,000           62,725
                                                                                             --------------
                                                                                                    406,622
                                                                                             --------------
  COMPUTERS (0.3%)
  SunGard Data Systems, Inc.
     3.75%, due 1/15/09                                                            145,000          133,762
     4.875%, due 1/15/14                                                            40,000           34,300
     9.125%, due 8/15/13                                                           130,000          132,762
                                                                                             --------------
                                                                                                    300,824
                                                                                             --------------
  DISTRIBUTION & WHOLESALE (0.1%)
  Intcomex, Inc.
     11.75%, due 1/15/11                                  (b)                       60,000           59,700
                                                                                             --------------

  DIVERSIFIED FINANCIAL SERVICES (4.6%)
  American Real Estate Partners, L.P./American Real
     Estate Finance Corp.
     8.125%, due 6/1/12                                                            270,000          274,050
  Bear Stearns Cos., Inc. (The)
     2.875%, due 7/2/08                                                            230,000          219,417
  Chukchansi Economic Development Authority
     8.00%, due 11/15/13                                  (b)                       45,000           45,056
  Dollar Financial Group, Inc.
     9.75%, due 11/15/11                                                            59,000           63,277
  Ford Motor Credit Co.
     7.375%, due 10/28/09                                                           45,000           42,447
     7.875%, due 6/15/10                                                            45,000           42,338
  Galaxy Entertainment Finance Co., Ltd.
     9.875%, due 12/15/12                                 (b)                      415,000          433,675
  General Motors Acceptance Corp.
     5.125%, due 5/9/08                                                            500,000          481,794
     6.75%, due 12/1/14                                   (e)                      375,000          352,994
     8.00%, due 11/1/31                                                            535,000          524,676
  HSBC Finance Corp.
     4.75%, due 4/15/10                                                            200,000          194,546
  LaBranche & Co., Inc.
     9.50%, due 5/15/09                                                            100,000          103,000
     11.00%, due 5/15/12                                                           175,000          186,375
  OMX Timber Finance Investments LLC
     Series 1
     5.42%, due 1/29/20                                   (b)                      100,000           94,341
  Rainbow National Services LLC
     8.75%, due 9/1/12                                    (b)                       90,000           95,175
     10.375%, due 9/1/14                                  (b)                      260,000          290,550
  Residential Capital Corp.
     6.375%, due 6/30/10                                                         1,170,000        1,166,059
  Telcordia Technologies, Inc.
     10.00%, due 3/15/13                                  (b)                       80,000           64,000
  Ucar Finance, Inc.
     10.25%, due 2/15/12                                                           205,000          214,481
  Vanguard Health Holding Co. II LLC
     9.00%, due 10/1/14                                                            165,000          159,637
                                                                                             --------------
                                                                                                  5,047,888
                                                                                             --------------
  ELECTRIC (1.2%)
  AES Corp. (The)
     9.00%, due 5/15/15                                   (b)                      400,000          430,000
  Calpine Corp.
     8.50%, due 7/15/10                                   (b) (g)                  361,000          348,365
     9.875%, due 12/1/11                                  (b) (g)                   29,000           27,840
  Kiowa Power Partners LLC
     Series B
     5.737%, due 3/30/21                                  (b)                      115,000          107,979
  NiSource Finance Corp.
     5.45%, due 9/15/20                                                            105,000           95,028
  NRG Energy, Inc.
     7.25%, due 2/1/14                                                              70,000           68,512
     7.375%, due 2/1/16                                                            135,000          131,963
  PSE&G Energy Holdings LLC
     8.625%, due 2/15/08                                                            50,000           51,438
  Tenaska Virginia Partners, L.P.
     6.119%, due 3/30/24                                  (b)                      105,312          103,854
                                                                                             --------------
                                                                                                  1,364,979
                                                                                             --------------
  ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
  Emerson Electric Co.
     6.00%, due 8/15/32                                                             50,000           50,130

  Spectrum Brands, Inc.
     8.50%, due 10/1/13                                   (e)                       30,000           23,925
                                                                                             --------------
                                                                                                    74,055
                                                                                             --------------
  ENTERTAINMENT (0.2%)
  President Casinos, Inc.
     12.00%, due 9/15/06                                  (b) (c) (d) (g)           32,000           25,222
     13.00%, due 9/15/06                                  (c) (d) (g)               72,000           56,750
  Warner Music Group
     7.375%, due 4/15/14                                                            95,000           91,675
                                                                                             --------------
                                                                                                    173,647
                                                                                             --------------
  ENVIRONMENTAL CONTROL (0.2%)
  Geo Sub Corp.
     11.00%, due 5/15/12                                                           250,000          251,250
                                                                                             --------------
  FOOD (0.5%)
  Chiquita Brands International, Inc.
     7.50%, due 11/1/14                                                            135,000          114,750
     8.875%, due 12/1/15                                  (e)                       15,000           13,500
  Kroger Co. (The)
     6.75%, due 4/15/12                                                             70,000           72,417
  Pinnacle Foods Holding Corp.
     8.25%, due 12/1/13                                                            115,000          112,700
  Swift & Co.
     10.125%, due 10/1/09                                                           80,000           82,200
     12.50%, due 1/1/10                                   (e)                      115,000          117,875
                                                                                             --------------
                                                                                                    513,442
                                                                                             --------------
  FOREST PRODUCTS & PAPER (0.4%)
  Bowater, Inc.
     9.375%, due 12/15/21                                                          180,000          171,900
     9.50%, due 10/15/12                                                             5,000            5,000
  Georgia-Pacific Corp.
     7.75%, due 11/15/29                                                            40,000           36,650
     8.00%, due 1/15/24                                                             70,000           66,325
     8.875%, due 5/15/31                                                           160,000          159,400
                                                                                             --------------
                                                                                                    439,275
                                                                                             --------------
  HAND & MACHINE TOOLS (0.1%)
  Thermadyne Holdings Corp.
     9.25%, due 2/1/14                                                             100,000           84,250
                                                                                             --------------
  HEALTH CARE-PRODUCTS (0.1%)
  Hanger Orthopedic Group, Inc.
     10.25%, due 6/1/14                                   (b)                      165,000          163,763
                                                                                             --------------
  HEALTH CARE-SERVICES (0.7%)
  Alliance Imaging, Inc.
     7.25%, due 12/15/12                                                            65,000           59,150
  Ameripath, Inc.
     10.50%, due 4/1/13                                                            190,000          199,975
  HCA, Inc.
     6.30%, due 10/1/12                                                            130,000          109,200
     6.50%, due 2/15/16                                                             55,000           43,794
     8.75%, due 9/1/10                                                              35,000           35,263
  Highmark, Inc.
     6.80%, due 8/15/13                                   (b)                      245,000          253,904
  Quest Diagnostics, Inc.
     5.45%, due 11/1/15                                                             75,000           71,893
  Skilled Healthcare Group, Inc.
     11.00%, due 1/15/14                                  (b)                       40,000           42,000
                                                                                             --------------
                                                                                                    815,179
                                                                                             --------------

  HOLDING COMPANIES - DIVERSIFIED (0.1%)
  Kansas City Southern Railway
     9.50%, due 10/1/08                                                            110,000          115,225
                                                                                             --------------
  HOME BUILDERS (0.7%)
  D.R. Horton, Inc.
     6.50%, due 4/15/16                                                            125,000          120,043
     7.875%, due 8/15/11                                                           115,000          121,141
  K Hovnanian Enterprises, Inc.
     8.625%, due 1/15/17                                  (e)                      510,000          497,250
                                                                                             --------------
                                                                                                    738,434
                                                                                             --------------
  HOUSEHOLD PRODUCTS & WARES (0.2%)
  ACCO Brands Corp.
     7.625%, due 8/15/15                                                           100,000           92,500
  Jarden Corp.
     9.75%, due 5/1/12                                    (e)                      140,000          145,600
                                                                                             --------------
                                                                                                    238,100
                                                                                             --------------
  INSURANCE (0.5%)
  Crum & Forster Holdings Corp.
     10.375%, due 6/15/13                                                          240,000          244,800
  First Mercury Financial Corp.
     13.17%, due 8/15/12                                  (a) (b) (c)               80,000           82,400
  Fund American Cos., Inc.
     5.875%, due 5/15/13                                                           280,000          271,846
  Lumbermens Mutual Casualty
     8.45%, due 12/1/97                                   (b) (g)                   35,000               35
     9.15%, due 7/1/26                                    (b) (g)                  535,000            1,338
                                                                                             --------------
                                                                                                    600,419
                                                                                             --------------
  INTERNET (0.0%)                                         ++
  Globix Corp.
     11.00%, due 5/1/08                                   (b) (c) (i)               54,155           52,530
                                                                                             --------------
  IRON & STEEL (0.3%)
  Allegheny Ludlum Corp.
     6.95%, due 12/15/25                                                            20,000           20,200
  Allegheny Technologies, Inc.
     8.375%, due 12/15/11                                                          185,000          195,175
  United States Steel Corp.
     10.75%, due 8/1/08                                                            150,000          162,000
                                                                                             --------------
                                                                                                    377,375
                                                                                             --------------
  LEISURE TIME (0.1%)
  Town Sports International, Inc.
     9.625%, due 4/15/11                                                            55,000           56,925
                                                                                             --------------
  LODGING (0.3%)
  MTR Gaming Group, Inc.
     9.00%, due 6/1/12                                    (b)                       80,000           81,200
  Park Place Entertainment Corp.
     8.875%, due 9/15/08                                                            35,000           36,619
     9.375%, due 2/15/07                                                            45,000           45,619
  Starwood Hotels & Resorts Worldwide, Inc.
     7.375%, due 11/15/15                                                          172,000          176,730
                                                                                             --------------
                                                                                                    340,168
                                                                                             --------------
  MEDIA (2.1%)
  Comcast Cable Communications Holdings, Inc.
     9.455%, due 11/15/22                                                          200,000          250,390
  Houghton Mifflin Co.

     7.20%, due 3/15/11                                                            470,000          473,525
  MediaNews Group, Inc.
     6.875%, due 10/1/13                                                            65,000           59,556
  Morris Publishing Group LLC
     7.00%, due 8/1/13                                                             220,000          207,900
  Paxson Communications Corp.
     8.757%, due 1/15/12                                  (a) (b)                  115,000          116,150
     11.757%, due 1/15/13                                 (a) (b)                  500,000          506,250
  Time Warner Entertainment Co., L.P.
     10.15%, due 5/1/12                                                            415,000          487,466
  Viacom, Inc.
     5.75%, due 4/30/11                                   (b)                      145,000          142,298
  Ziff Davis Media, Inc.
     11.149%, due 5/1/12                                  (a)                      135,000          126,900
                                                                                             --------------
                                                                                                  2,370,435
                                                                                             --------------
  METAL FABRICATE & HARDWARE (0.2%)
  Metals USA, Inc.
     11.125%, due 12/1/15                                 (b)                       75,000           82,500
  Mueller Group, Inc.
     10.00%, due 5/1/12                                                             91,000           98,280
                                                                                             --------------
                                                                                                    180,780
                                                                                             --------------
  MINING (0.3%)
  Southern Copper Corp.
     7.50%, due 7/27/35                                                            300,000          296,847
                                                                                             --------------
  MISCELLANEOUS - MANUFACTURING (0.1%)
  RBS Global, Inc./Rexnord Corp.
     9.50%, due 8/1/14                                    (b)                      105,000          105,000
                                                                                             --------------
  OFFICE & BUSINESS EQUIPMENT (0.1%)
  Xerox Corp.
     6.40%, due 3/15/16                                                            150,000          143,813
                                                                                             --------------
  OIL & GAS (2.3%)
  Belden & Blake Corp.
     8.75%, due 7/15/12                                   (e)                       40,000           40,700
  Chaparral Energy, Inc.
     8.50%, due 12/1/15                                   (b)                      145,000          145,000
  Chesapeake Energy Corp.
     6.50%, due 8/15/17                                                            215,000          199,950
     6.875%, due 11/15/20                                                           25,000           23,438
  Enterprise Products Operating, L.P.
     Series B
     6.65%, due 10/15/34                                                           130,000          125,655
  Forest Oil Corp.
     8.00%, due 6/15/08                                                             25,000           25,594
     8.00%, due 12/15/11                                                           185,000          190,088
  Hilcorp Energy I, L.P./Hilcorp Finance Co.
     9.00%, due 6/1/16                                    (b)                      110,000          113,850
     10.50%, due 9/1/10                                   (b)                        7,000            7,586
  Mariner Energy, Inc.
     7.50%, due 4/15/13                                   (b)                      105,000          101,325
  Newfield Exploration Co.
     7.625%, due 3/1/11                                                             15,000           15,375
  Parker Drilling Co.
     9.625%, due 10/1/13                                                            80,000           86,800
  Pemex Project Funding Master Trust
     7.875%, due 2/1/09                                                            500,000          520,000
  PetroHawk Energy Corp.
     9.125%, due 7/15/13                                  (b)                      115,000          117,588
  Plains Exploration & Production Co.

     8.75%, due 7/1/12                                                             100,000          104,625
  Pogo Producing Co.
     6.875%, due 10/1/17                                                           200,000          189,250
  Venoco, Inc.
     8.75%, due 12/15/11                                                            80,000           78,000
  Vintage Petroleum, Inc.
     8.25%, due 5/1/12                                                             220,000          232,729
  Whiting Petroleum Corp.
     7.00%, due 2/1/14                                                             220,000          215,600
                                                                                             --------------
                                                                                                  2,533,153
                                                                                             --------------
  PACKAGING & CONTAINERS (0.4%)
  Graphic Packaging International Corp.
     8.50%, due 8/15/11                                                             35,000           35,175
  Owens-Brockway Glass Container, Inc.
     8.75%, due 11/15/12                                                            10,000           10,550
     8.875%, due 2/15/09                                                           127,000          130,969
  Owens-Illinois, Inc.
     8.10%, due 5/15/07                                                            260,000          262,600
                                                                                             --------------
                                                                                                    439,294
                                                                                             --------------
  PHARMACEUTICALS (0.5%)
  Medco Health Solutions, Inc.
     7.25%, due 8/15/13                                                            240,000          256,535
  Teva Pharmaceutical Finance LLC
     5.55%, due 2/1/16                                                             125,000          117,704
     6.15%, due 2/1/36                                                             100,000           90,368
  Wyeth
     6.00%, due 2/15/36                                                             80,000           76,798
                                                                                             --------------
                                                                                                    541,405
                                                                                             --------------
  PIPELINES (1.4%)
  ANR Pipeline Co.
     8.875%, due 3/15/10                                                            55,000           58,121
     9.625%, due 11/1/21                                                           155,000          184,115
  Copano Energy LLC
     8.125%, due 3/1/16                                   (e)                      115,000          115,575
  El Paso Natural Gas Co.
     7.50%, due 11/15/26                                                            25,000           24,790
     7.625%, due 8/1/10                                                            205,000          208,588
  El Paso Production Holding Co.
     7.75%, due 6/1/13                                                             485,000          492,881
  Kern River Funding Corp.
     4.893%, due 4/30/18                                  (b)                      236,500          224,673
  MarkWest Energy Partners, L.P./MarkWest Energy
     Finance Corp.
     Series B
     6.875%, due 11/1/14                                                           145,000          134,125
  Pacific Energy Partners, L.P./Pacific Energy
     Finance Corp.
     7.125%, due 6/15/14                                                           115,000          116,150
                                                                                             --------------
                                                                                                  1,559,018
                                                                                             --------------
  REAL ESTATE (0.8%)
  CB Richard Ellis Services, Inc.
     9.75%, due 5/15/10                                                             73,000           77,745
  Crescent Real Estate Equities, L.P.
     7.50%, due 9/15/07                                                            310,000          312,325
  Omega Healthcare Investors, Inc.
     7.00%, due 4/1/14                                                             255,000          245,438
  Trustreet Properties, Inc.
     7.50%, due 4/1/15                                                             250,000          247,500
                                                                                             --------------
                                                                                                    883,008
                                                                                             --------------
  RETAIL (0.6%)

  CVS Corp.
     5.789%, due 1/10/26                                  (b)                      103,160           98,195
  Harry & David Holdings, Inc.
     9.00%, due 3/1/13                                                              65,000           58,663
  Star Gas Partners, L.P./Star Gas Finance Co.
     Series B
     10.25%, due 2/15/13                                                           204,000          206,040
  Toys "R" Us, Inc.
     7.625%, due 8/1/11                                                            180,000          148,275
     8.75%, due 9/1/21                                                             195,000          176,475
                                                                                             --------------
                                                                                                    687,648
                                                                                             --------------
  SEMICONDUCTORS (0.1%)
  MagnaChip Semiconductor S.A.
     8.00%, due 12/15/14                                  (e)                       90,000           59,625
     8.579%, due 12/15/11                                 (a)                       95,000           80,038
                                                                                             --------------
                                                                                                    139,663
                                                                                             --------------
  SOFTWARE (0.2%)
  Computer Associates International, Inc.
     5.25%, due 12/1/09                                   (b)                      120,000          115,201
  SS&C Technologies, Inc.
     11.75%, due 12/1/13                                  (b)                      110,000          114,400
                                                                                             --------------
                                                                                                    229,601
                                                                                             --------------
  TELECOMMUNICATIONS (2.1%)
  AT&T Corp.
     Series Reg S
     6.00%, due 11/21/06                                                    E      120,000          154,407
  Dobson Cellular Systems, Inc.
     8.375%, due 11/1/11                                                    $       40,000           41,400
     8.375%, due 11/1/11                                  (b)                       70,000           72,450
     9.875%, due 11/1/12                                                            75,000           79,875
  GCI, Inc.
     7.25%, due 2/15/14                                                            145,000          138,475
  Lucent Technologies, Inc.
     6.45%, due 3/15/29                                                            360,000          306,900
  New Cingular Wireless Services, Inc.
     8.75%, due 3/1/31                                                             150,000          185,736
  PanAmSat Corp.
     9.00%, due 8/15/14                                                             92,000           93,495
     9.00%, due 6/15/16                                   (b)                      145,000          148,081
  Qwest Communications International, Inc.
     7.25%, due 2/15/11                                                            250,000          245,625
     7.50%, due 2/15/14                                                             65,000           63,700
     Series B
     7.50%, due 2/15/14                                                            200,000          196,000
  Qwest Corp.
     5.625%, due 11/15/08                                                           15,000           14,756
     7.50%, due 6/15/23                                                            195,000          187,688
     8.875%, due 3/15/12                                                           100,000          107,750
     8.875%, due 6/1/31                                                            180,000          187,650
  Triton PCS, Inc.
     8.50%, due 6/1/13                                                             110,000          102,575
  Windstream Corp.
     8.625%, due 8/1/16                                   (b)                       50,000           52,000
                                                                                             --------------
                                                                                                  2,378,563
                                                                                             --------------
  TEXTILES (0.2%)
  Mohawk Industries, Inc.
     6.125%, due 1/15/16                                                           250,000          241,908
                                                                                             --------------
  Total Corporate Bonds

     (Cost $29,906,728)                                                                          29,321,642
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  CORPORATE BONDS - FOREIGN (12.1%)
  ARGENTINA (0.4%)
  Argentine Beverages Financial Trust
     7.375%, due 3/22/12                                  (b)                      250,000          251,875
  Loma Negra Compania Industrial Argentina S.A.
     7.25%, due 3/15/13                                   (b)                      100,000           92,250
  Telecom Personal S.A.
     9.25%, due 12/22/10                                  (b)                      100,000          101,250
                                                                                             --------------
                                                                                                    445,375
                                                                                             --------------
  BAHAMAS (0.1%)
  Ultrapetrol, Ltd.
     9.00%, due 11/24/14                                                           100,000           90,750
                                                                                             --------------
  BERMUDA (0.7%)
  AES China Generating Co., Ltd.
     8.25%, due 6/26/10                                                            230,000          226,537
  Hopson Development Holdings, Ltd.
     8.125%, due 11/9/12                                  (b)                      150,000          144,750
  Intelsat Bermuda, Ltd.
     11.25%, due 6/15/16                                  (b)                       95,000           95,950
  Intelsat Subsidiary Holding Co., Ltd.
     8.25%, due 1/15/13                                                            230,000          224,825
     10.484%, due 1/15/12                                 (a)                       65,000           65,975
                                                                                             --------------
                                                                                                    758,037
                                                                                             --------------
  BRAZIL (1.1%)
  Braskem S.A.
     Series Reg S
     9.375%, due 6/1/15                                                            150,000          160,500
  Caue Finance, Ltd.
     8.875%, due 8/1/15                                   (b)                      200,000          211,300
  CIA Brasileira de Bebidas
     10.50%, due 12/15/11                                                          365,000          428,875
  Cosan S.A. Industria e Comercio
     8.25%, due 5/15/49                                   (b)                      100,000           93,500
  Gol Finance
     8.75%, due 4/29/49                                                            100,000           96,750
     Series Reg S
     8.75%, due 4/29/49                                   (b)                      100,000           97,250
  JBS S.A.
     10.50%, due 8/4/16                                   (b)                      100,000          100,675
                                                                                             --------------
                                                                                                  1,188,850
                                                                                             --------------
  CANADA (1.2%)
  Ainsworth Lumber Co., Ltd.
     7.25%, due 10/1/12                                                             20,000           15,700
     9.50%, due 4/1/13                                    (a) (b)                   65,000           57,688
  Bowater Canada Finance
     7.95%, due 11/15/11                                                            55,000           52,250
  CanWest Media, Inc.
     8.00%, due 9/15/12                                                            170,000          165,750
  Lindsey Morden Group, Inc.
     Series B
     7.00%, due 6/16/08                                                    C$       20,000           16,259
  Nortel Networks, Ltd.
     10.75%, due 7/15/16                                  (b)               $      115,000          117,444
  Nova Chemicals Corp.
     8.405%, due 11/15/13                                 (a)                       65,000           65,650

  Quebecor Media, Inc.
     7.75%, due 3/15/16                                                            180,000          176,850
  Rogers Cable, Inc.
     7.875%, due 5/1/12                                                            245,000          253,269
  Shaw Communications, Inc.
     7.50%, due 11/20/13                                                   C$      225,000          209,983
  Sun Media Corp.
     7.625%, due 2/15/13                                                    $      210,000          212,625
                                                                                             --------------
                                                                                                  1,343,468
                                                                                             --------------
  CAYMAN ISLANDS (0.5%)
  CSN Islands VIII Corp.
     9.75%, due 12/16/13                                  (b)                      200,000          222,500
  Vale Overseas, Ltd.
     6.25%, due 1/11/16                                                            200,000          197,200
  Votorantim Overseas III
     7.875%, due 1/23/14                                  (b)                      100,000          105,500
                                                                                             --------------
                                                                                                    525,200
                                                                                             --------------
  CHILE (0.3%)
  AES Gener S.A.
     7.50%, due 3/25/14                                   (e)                      250,000          256,247
  Corporacion Nacional del Cobre-Codelco, Inc.
     5.50%, due 10/15/13                                  (b)                       55,000           53,534
                                                                                             --------------
                                                                                                    309,781
                                                                                             --------------
  GERMANY (1.4%)
  Aries Vermoegensverwaltungs
     Series Reg S
     9.60%, due 10/25/14                                                           250,000          314,900
  Kreditanstalt fuer Wiederaufbau
     4.75%, due 8/18/06                                                     E      724,000          925,337
  Kyivstar GSM
     10.375%, due 8/17/09                                 (b)               $      275,000          295,969
                                                                                             --------------
                                                                                                  1,536,206
                                                                                             --------------
  JAPAN (0.2%)
  Nippon Life Insurance Co.
     4.875%, due 8/9/10                                   (b)                      250,000          242,189
                                                                                             --------------
  LIBERIA (0.1%)
  Royal Caribbean Cruises, Ltd.
     6.875%, due 12/1/13                                                            90,000           88,751
                                                                                             --------------
  LUXEMBOURG (1.4%)
  Evraz Group S.A.
     8.25%, due 11/10/15                                  (b)                      100,000          100,375
  Gazprom International S.A.
     7.201%, due 2/1/20                                   (b)                      200,000          207,500
  Millicom International Cellular S.A.
     10.00%, due 12/1/13                                                           300,000          321,000
  Mobile Telesystems Finance S.A.
     9.75%, due 1/30/08                                   (b)                      150,000          155,250
  Norilsk Nickel Finance Luxemburg S.A.
     7.125%, due 9/30/09                                                           200,000          201,440
  OJSC Russian Agricultural Bank
     7.175%, due 5/16/13                                  (b)                      100,000          101,350
  OJSC Vimpel Communications
     8.25%, due 5/23/16                                   (b)                      300,000          298,500
  Tengizchevroil Finance Co. S.A.R.L.
     6.124%, due 11/15/14                                 (b)                      100,000           98,125
  Wimm-Bill-Dann Foods OJSC
     8.50%, due 5/21/08                                   (b)                      100,000          101,875

                                                                                             --------------
                                                                                                  1,585,415
                                                                                             --------------
  MAURITIUS (0.2%)
  MEI Euro Finance, Ltd.
     Series Reg S
     8.75%, due 5/22/10                                                            200,000          202,692
                                                                                             --------------
  MEXICO (1.0%)
  America Movil S.A. de C.V.
     5.50%, due 3/1/14                                                             100,000           95,470
  Controladora Mabe S.A. de C.V.
     6.50%, due 12/15/15                                  (b)                       50,000           49,209
  Grupo Gigante S.A. de C.V.
     8.75%, due 4/13/16                                   (b)                      100,000           96,750
  Grupo Televisa S.A.
     6.625%, due 3/18/25                                                           500,000          489,237
  Grupo Transportacion Ferroviaria Mexicana S.A. de
     C.V.
     12.50%, due 6/15/12                                                            50,000           55,000
  Monterrey Power S.A. de C.V.
     9.625%, due 11/15/09                                 (b)                      100,157          109,172
  Telefonos de Mexico S.A. de C.V.
     5.50%, due 1/27/15                                                            290,000          276,080
                                                                                             --------------
                                                                                                  1,170,918
                                                                                             --------------
  NETHERLANDS (0.6%)
  Coca-Cola HBC Finance B.V.
     5.125%, due 9/17/13                                                            50,000           48,222
  Excelcomindo Finance Co. B.V.
     7.125%, due 1/18/13                                  (b)                      100,000           96,500
  Kazkommerts International B.V.
     8.50%, due 4/16/13                                   (b)                      400,000          416,000
  TuranAlem Finance B.V.
     7.75%, due 4/25/13                                   (b)                      100,000           98,875
                                                                                             --------------
                                                                                                    659,597
                                                                                             --------------
  PANAMA (0.2%)
  AES El Salvador Trust
     6.75%, due 2/1/16                                    (b)                      200,000          188,146
                                                                                             --------------
  RUSSIA (0.9%)
  OAO Gazprom
     9.625%, due 3/1/13                                   (b)                      160,000          187,200
  Siberian Oil Co.
     Series Reg S
     10.75%, due 1/15/09                                                           100,000          109,680
  TNK-BP Finance S.A.
     7.50%, due 7/18/16                                   (b)                      395,000          399,418
  Tyumen Oil Co.
     11.00%, due 11/6/07                                  (b)                      250,000          263,438
                                                                                             --------------
                                                                                                    959,736
                                                                                             --------------
  SINGAPORE (0.1%)
  SP PowerAssets, Ltd.
     5.00%, due 10/22/13                                  (b)                      175,000          166,732
                                                                                             --------------
  SUPRANATIONAL (0.4%)
  INVISTA
     9.25%, due 5/1/12                                    (b)                      355,000          367,425
  Jafra Cosmetics International, Inc./Distribuidora
     Comerical Jafra S.A. de C.V.
     10.75%, due 5/15/11                                                           118,000          127,440
                                                                                             --------------
                                                                                                    494,865
                                                                                             --------------
  SWEDEN (0.2%)

  Stena AB
     9.625%, due 12/1/12                                                           200,000          216,000
                                                                                             --------------
  UNITED KINGDOM (1.1%)
  BSKYB Finance UK PLC
     5.625%, due 10/15/15                                 (b)                      190,000          181,907
     6.50%, due 10/15/35                                  (b)                       95,000           88,556
  Independent News & Media Finance, Ltd.
     5.75%, due 5/17/09                                                     E      300,000          387,550
  Inmarsat Finance PLC
     (zero coupon), due 11/15/12
     10.375%, beginning 11/15/08                                            $      250,000          213,750
  NTL Cable PLC
     9.125%, due 8/15/16                                                            90,000           91,125
  SABMiller PLC
     6.20%, due 7/1/11                                    (b)                      110,000          111,852
     6.50%, due 7/1/16                                    (b)                      200,000          204,978
                                                                                             --------------
                                                                                                  1,279,718
                                                                                             --------------
  Total Corporate Bonds - Foreign
     (Cost $13,025,309)                                                                          13,452,426
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  FOREIGN GOVERNMENT BONDS (24.2%)
  ARGENTINA (0.5%)
  Republic of Argentina
     (zero coupon), due 12/15/35                          (a)               ARS  1,424,332           37,092
     5.83%, due 12/31/33                                  (a)                      509,856          205,387
     8.28%, due 12/31/33                                                    $      278,124          260,741
                                                                                             --------------
                                                                                                    503,220
                                                                                             --------------
  AUSTRALIA (0.4%)
  Commonwealth of Australia
     7.50%, due 9/15/09                                                    A$      570,000          455,444
                                                                                             --------------
  AUSTRIA (0.8%)
  Republic of Austria
     4.65%, due 1/15/18                                                     E      643,000          870,309
                                                                                             --------------
  BELGIUM (0.5%)
  Kingdom of Belgium
     5.00%, due 9/28/11                                                            400,000          540,868
                                                                                             --------------
  BRAZIL (2.6%)
  Federal Republic of Brazil
     4.75%, due 4/10/07                                                     Y   25,000,000          221,750
&    8.25%, due 1/20/34                                                     $    1,321,000        1,467,631
     14.50%, due 10/15/09                                 (e)                    1,000,000        1,251,000
                                                                                             --------------
                                                                                                  2,940,381
                                                                                             --------------
  CANADA (1.2%)
  Canada Government
     5.25%, due 6/1/12                                                     C$      344,000          319,503
     5.75%, due 6/1/33                                                             400,000          429,266
  Canada Housing Trust No. 1
     3.70%, due 9/15/08                                   (b)                      575,000          502,161
  Province of Quebec
     5.00%, due 7/17/09                                                     $       80,000           79,338
                                                                                             --------------
                                                                                                  1,330,268
                                                                                             --------------
  COLOMBIA (0.4%)
  Republic of Colombia

     8.125%, due 5/21/24                                                           300,000          324,000
     12.00%, due 10/22/15                                                   CP 325,000,000          155,095
                                                                                             --------------
                                                                                                    479,095
                                                                                             --------------
  DOMINICAN REPUBLIC (0.1%)
  Dominican Republic
     Series Reg S
     9.04%, due 1/23/18                                                     $      109,298          118,042
                                                                                             --------------
  ECUADOR (0.4%)
  Republic of Ecuador
     Series Reg S
     9.00%, due 8/15/30
     10.00%, beginning 8/1/06                                                      445,000          449,450
                                                                                             --------------
  EGYPT (0.1%)
  Republic of Egypt
     (zero coupon), due 3/2/07                                              EGP    650,000          107,399
                                                                                             --------------
  EL SALVADOR (0.2%)
  Republic of El Salvador
     7.75%, due 1/24/23                                   (b)               $      250,000          269,375
                                                                                             --------------
  GERMANY (3.4%)
  Republic of Germany
&    3.75%, due 1/4/09                                                      E    1,010,000        1,296,443
&    5.00%, due 7/4/11                                                           1,405,000        1,897,164
     6.25%, due 1/4/30                                                             350,000          581,577
                                                                                             --------------
                                                                                                  3,775,184
                                                                                             --------------
  GREECE (2.0%)
  Hellenic Republic
&    4.50%, due 5/20/14                                                          1,200,000        1,575,505
     5.90%, due 10/22/22                                                           406,000          607,076
                                                                                             --------------
                                                                                                  2,182,581
                                                                                             --------------
  INDONESIA (0.3%)
  Republic of Indonesia
     6.875%, due 3/9/17                                   (b)               $      200,000          198,750
     7.25%, due 4/20/15                                   (b)                      180,000          184,725
                                                                                             --------------
                                                                                                    383,475
                                                                                             --------------
  ITALY (1.3%)
  Republic of Italy
     5.50%, due 11/1/10                                                     E      600,000          818,640
     6.50%, due 11/1/27                                                            372,000          604,099
                                                                                             --------------
                                                                                                  1,422,739
                                                                                             --------------
  LEBANON (0.1%)
  Republic of Lebanon
     Series Reg S
     11.625%, due 5/11/16                                                   $      150,000          168,000
                                                                                             --------------
  MEXICO (1.3%)
  United Mexican States
&    6.75%, due 9/27/34                                                          1,300,000        1,324,050
     8.125%, due 12/30/19                                                           90,000          104,940
                                                                                             --------------
                                                                                                  1,428,990
                                                                                             --------------
  NETHERLANDS (0.7%)
  Kingdom of the Netherlands
     3.75%, due 7/15/09                                                     E      634,000          813,244
                                                                                             --------------

  NORWAY (0.7%)
  Kingdom of Norway
     6.50%, due 5/15/13                                                     NK   4,500,000          829,326
                                                                                             --------------
  PANAMA (0.6%)
  Republic of Panama
     6.70%, due 1/26/36                                                     $      243,000          230,850
     8.875%, due 9/30/27                                                           325,000          385,125
                                                                                             --------------
                                                                                                    615,975
                                                                                             --------------
  PERU (0.2%)
  Republic of Peru
     8.75%, due 11/21/33                                                           152,000          175,560
                                                                                             --------------
  PHILIPPINES (0.7%)
  Republic of Philippines
     7.75%, due 1/14/31                                   (e)                      200,000          200,500
     9.50%, due 2/2/30                                    (e)                      250,000          295,625
     9.875%, due 1/15/19                                                           200,000          237,500
                                                                                             --------------
                                                                                                    733,625
                                                                                             --------------
  RUSSIA (0.9%)
  Russian Federation
     Series Reg S
     5.00%, due 3/31/30
     7.50%, beginning 3/31/07                                                      892,000          970,764
                                                                                             --------------
  SOUTH AFRICA (0.1%)
  Republic of South Africa
     7.00%, due 4/10/08                                                     E      100,000          133,769
                                                                                             --------------
  TURKEY (0.4%)
  Republic of Turkey
     7.375%, due 2/5/25                                                     $      470,000          460,600
                                                                                             --------------
  UKRAINE (0.2%)
  Ukraine Government
     6.875%, due 3/4/11                                   (b)                      175,000          174,563
                                                                                             --------------
  UNITED KINGDOM (3.5%)
  United Kingdom Treasury Bonds
     4.00%, due 3/7/09                                                      L       97,000          177,927
     4.25%, due 6/7/32                                                             300,000          558,383
     5.00%, due 3/7/12                                                             615,000        1,167,546
     6.00%, due 12/7/28                                                            285,000          655,567
     6.25%, due 11/25/10                                                           465,000          921,028
     8.00%, due 6/7/21                                                             140,000          357,413
                                                                                             --------------
                                                                                                  3,837,864
                                                                                             --------------
  URUGUAY (0.2%)
  Republic of Uruguay
     7.50%, due 3/15/15                                                     $      175,000          177,188
                                                                                             --------------
  VENEZUELA (0.4%)
  Republic of Venezuela
     Series Reg S
     6.511%, due 4/20/11                                  (a)                      200,000          200,600
     13.625%, due 8/15/18                                                          181,000          267,880
                                                                                             --------------
                                                                                                    468,480
                                                                                             --------------
  Total Foreign Government Bonds
     (Cost $24,765,527)                                                                          26,815,778
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  LOAN ASSIGNMENTS & PARTICIPATIONS (1.5%)                (J)
  AUTO PARTS & EQUIPMENT (0.2%)
  Goodyear Tire & Rubber Co. (The)
     Second Lien Term Loan
     7.954%, due 4/30/10                                                           250,000          250,833
                                                                                             --------------
  MEDIA (0.4%)
  Fidelity National Information Solutions, Inc.
     Term Loan B
     7.08%, due 3/8/13                                                             432,500          432,373
                                                                                             --------------
  REAL ESTATE (0.6%)
  BHM Technologies LLC
     10.25%, due 7/21/13                                                           300,000          295,125
  LNR Property Corp.
     Term Loan B
     8.47%, due 7/12/11                                                            350,000          349,891
                                                                                             --------------
                                                                                                    645,016
                                                                                             --------------
  RETAIL (0.1%)
  Neiman Marcus Group, Inc. (The)
     Term Loan B
     7.77%, due 4/6/13                                                             142,405          143,402
                                                                                             --------------
  SOFTWARE (0.2%)
  SunGard Data Systems, Inc.
     Term Loan
     7.66%, due 2/11/13                                                            168,300          168,889
                                                                                             --------------
  Total Loan Assignments & Participations
     (Cost $1,636,845)                                                                            1,640,513
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  MORTGAGE-BACKED SECURITIES (2.3%)
  COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
  OBLIGATIONS) (2.3%)
  Banc of America Commercial Mortgage, Inc.
     Series 2005-5, Class A2
     5.001%, due 10/10/45                                                          295,000          289,201
  Citigroup Commercial Mortgage Trust
     Series 2004-C2, Class A5
     4.733%, due 10/15/41                                                          220,000          206,605
  Citigroup/Deutsche Bank Commercial Mortgage Trust
     Series 2005-CD1, Class A4
     5.40%, due 7/15/44                                   (a)                      440,000          427,429
  LB-UBS Commercial Mortgage Trust
     Series 2004-C2, Class A2
     3.246%, due 3/15/29                                                           425,000          403,566
     Series 2004-C7, Class A1
     3.625%, due 10/15/29                                                          213,651          207,393
     Series 2005-C7, Class A4
     5.197%, due 11/15/30                                 (a)                      235,000          227,017
  Merrill Lynch Mortgage Trust
     Series 2004-MKB1, Class A1
     3.563%, due 2/12/42                                                           183,404          178,198
     Series 2004-BPC1, Class A5
     4.855%, due 10/12/41                                 (a)                      555,000          524,682
  Wachovia Bank Commercial Mortgage Trust

     Series 2004-C14, Class A1
     3.477%, due 8/15/41                                                            71,585           69,498
                                                                                             --------------
  Total Mortgage-Backed Securities
     (Cost $2,632,562)                                                                            2,533,589
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  MUNICIPAL BOND (0.1%)
  TEXAS (0.1%)
  Harris County Texas Industrial Development Corp.
     Solid Waste Deer Park
     5.683%, due 3/1/23                                   (a)                      120,000          118,506
                                                                                             --------------
  Total Municipal Bond
     (Cost $120,309)                                                                                118,506
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  U.S. GOVERNMENT & FEDERAL AGENCIES (20.3%)
  FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATION)
  (0.2%)
  Series 2006-B1, Class AB
     6.00%, due 6/25/16                                   (k)                      186,293          186,807
                                                                                             --------------
  FANNIE MAE GRANTOR TRUST (COLLATERALIZED MORTGAGE
  OBLIGATION) (0.1%)
     Series 1998-M6, Class A2
     6.32%, due 8/15/08                                   (k) (l)                  101,696          102,862
                                                                                             --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (0.6%)
     4.75%, due 11/17/15                                  (k)                      740,000          705,884
                                                                                             --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE
  PASS-THROUGH SECURITIES) (4.3%)
     3.00%, due 8/1/10                                    (k)                       91,484           85,652
     4.319%, due 3/1/35                                   (a) (k)                  138,086          133,768
     5.00%, due 6/1/33                                    (k)                      357,013          339,216
     5.00%, due 8/1/33                                    (k)                      702,615          667,619
     5.50%, due 2/1/33                                    (k)                      201,193          196,384
     5.50%, due 11/1/35                                   (k)                      528,886          514,109
&    5.50%, due 1/1/36                                    (k)                    2,869,475        2,789,304
                                                                                             --------------
                                                                                                  4,726,052
                                                                                             --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.9%)
     4.00%, due 9/2/08                                    (e)                      500,000          486,762
     4.625%, due 5/1/13                                   (k)                      135,000          128,129
     5.125%, due 1/2/14                                   (k)                      150,000          146,185
&    5.25%, due 8/1/12                                    (k)                    2,300,000        2,269,792
     6.25%, due 2/1/11                                    (k)                      185,000          190,947
                                                                                             --------------
                                                                                                  3,221,815
                                                                                             --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
  PASS-THROUGH SECURITIES) (10.3%)
     4.50%, due 4/1/18                                    (k)                      115,014          110,156
     4.50%, due 7/1/18                                    (k)                      398,221          381,403
     4.50%, due 11/1/18                                   (k)                      432,032          413,786
     5.00%, due 9/1/17                                    (k)                      387,729          378,251

     5.00%, due 1/1/36                                    (k)                      238,527          225,866
&    5.00%, due 6/1/36                                    (k)                    1,581,418        1,496,633
&    5.00%, due 8/1/36                                    TBA (m)                1,540,000        1,457,225
&    5.50%, due 6/1/21                                    (k)                    2,216,428        2,192,971
     5.50%, due 8/1/21                                    TBA (m)                  500,000          494,531
     5.50%, due 6/1/33                                    (k)                      260,677          254,286
     5.50%, due 11/1/33                                   (k)                    1,326,156        1,293,640
     5.50%, due 12/1/33                                   (k)                      553,655          540,080
     5.50%, due 12/1/34                                   (k)                      278,601          271,317
     6.00%, due 1/1/33                                    (k)                      127,990          127,689
     6.00%, due 3/1/33                                    (k)                      167,260          166,766
     6.00%, due 9/1/34                                    (k)                      107,388          106,957
     6.00%, due 9/1/35                                    (k)                      428,717          426,580
     6.00%, due 10/1/35                                   (k)                      243,169          241,816
     6.00%, due 6/1/36                                    (k)                      328,708          326,685
     6.00%, due 8/1/36                                    TBA (m)                  305,000          302,999
     6.50%, due 6/1/31                                    (k)                       30,491           30,982
     6.50%, due 8/1/31                                    (k)                       23,897           24,282
     6.50%, due 10/1/31                                   (k)                       15,929           16,185
     6.50%, due 6/1/32                                    (k)                       94,073           95,563
                                                                                             --------------
                                                                                                 11,376,649
                                                                                             --------------
  FREDDIE MAC (COLLATERALIZED MORTGAGE
  OBLIGATION) (0.2%)
     Series 2632, Class NH
     3.50%, due 6/15/13                                   (k)                      207,469          195,374
                                                                                             --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
  PASS-THROUGH SECURITIES) (0.1%)
     6.00%, due 4/15/29                                   (k)                       64,867           65,081
     6.00%, due 8/15/32                                   (k)                      111,494          111,723
                                                                                             --------------
                                                                                                    176,804
                                                                                             --------------
  OVERSEAS PRIVATE INVESTMENT CORP. (1.0%)
     5.142%, due 12/15/23                                 (n)                    1,200,000        1,158,564
                                                                                             --------------
  UNITED STATES TREASURY BOND (0.1%)
     6.25%, due 5/15/30                                   (k)                       80,000           92,069
                                                                                             --------------
  UNITED STATES TREASURY NOTES (0.5%)
     3.875%, due 2/15/13                                  (k)                      200,000          188,305
     5.125%, due 5/15/16                                  (k)                      340,000          343,533
                                                                                             --------------
                                                                                                    531,838
                                                                                             --------------
  Total U.S. Government & Federal Agencies
     (Cost $22,841,160)                                                                          22,474,718
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  YANKEE BONDS (0.6%)                                     (O)
  FOREST PRODUCTS & PAPER (0.2%)
  Abitibi-Consolidated, Inc.
     8.85%, due 8/1/30                                                              60,000           51,075
  Smurfit Capital Funding PLC
     7.50%, due 11/20/25                                                           185,000          169,275
                                                                                             --------------
                                                                                                    220,350
                                                                                             --------------
  INSURANCE (0.1%)
  Fairfax Financial Holdings, Ltd.

     7.375%, due 4/15/18                                  (e)                       35,000           28,700
     7.75%, due 7/15/37                                   (e)                       35,000           27,650
     8.25%, due 10/1/15                                   (e)                        5,000            4,188
     8.30%, due 4/15/26                                   (e)                       15,000           12,150
                                                                                             --------------
                                                                                                     72,688
                                                                                             --------------
  LEISURE TIME (0.1%)
  Royal Caribbean Cruises, Ltd.
     7.00%, due 6/15/13                                                            150,000          149,797
                                                                                             --------------
  OIL & GAS (0.0%)                                        ++
  YPF Sociedad Anonima
     9.125%, due 2/24/09                                  (e)                       60,000           63,150
                                                                                             --------------
  REGIONAL GOVERNMENT (0.2%)
  Financement-Quebec
     5.00%, due 10/25/12                                                           190,000          185,061
                                                                                             --------------
  Total Yankee Bonds
     (Cost $702,615)                                                                                691,046
                                                                                             --------------
  Total Long-Term Bonds
     (Cost $102,569,532)                                                                        104,364,840
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  COMMON STOCKS (0.3%)
  BUILDING MATERIALS (0.0%)                               ++
  Ainsworth Lumber Co., Ltd.                              (c) (e)                    1,100           17,743
                                                                                             --------------
  INTERNET (0.1%)
  Globix Corp.                                            (c) (d) (p) (q)           40,791          128,492
                                                                                             --------------
  RETAIL (0.0%)                                           ++
  Star Gas Partners, L.P.                                 (p)                       12,980           32,450
                                                                                             --------------
  SOFTWARE (0.1%)
  QuadraMed Corp.                                         (p)                       28,059           54,715
  QuadraMed Corp.                                         (c)                        2,845            5,548
                                                                                             --------------
                                                                                                     60,263
                                                                                             --------------
  TELECOMMUNICATIONS (0.1%)
  Loral Space & Communications, Ltd.                      (p)                        4,227          116,707
                                                                                             --------------
  TOBACCO (0.0%)                                          ++
  North Atlantic Trading Co., Inc.                        (c) (d) (p) (q)              522                5
                                                                                             --------------
  Total Common Stocks
     (Cost $231,206)                                                                                355,660
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  CONVERTIBLE PREFERRED STOCKS (0.6%)
  INSURANCE (0.4%)
  MetLife, Inc.
     6.375%                                                                         17,200          472,312
                                                                                             --------------
  INTERNET (0.0%)                                         ++
  Globix Corp.
     6.00%                                                (c) (d) (p)                5,076           17,132
                                                                                             --------------
  SOFTWARE (0.2%)
  QuadraMed Corp.

     5.50%                                                (b) (c) (p)               10,400          197,600
                                                                                             --------------
  Total Convertible Preferred Stocks
     (Cost $738,023)                                                                                687,044
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  PREFERRED STOCKS (0.7%)
  MEDIA (0.2%)
  Haights Cross Communications, Inc.
     16.00%                                               (c) (q)                    3,900          171,600
  Ziff Davis Holdings, Inc.
     10.00%                                               (c) (p)                       48            7,320
                                                                                             --------------
                                                                                                    178,920
                                                                                             --------------
  REAL ESTATE INVESTMENT TRUSTS (0.4%)
  Sovereign Real Estate Investment Corp.
     12.00%                                               (b)                          358          484,195
                                                                                             --------------
  TELECOMMUNICATIONS (0.1%)
  Loral Skynet Corp.
     Series A
     12.00%                                               (e) (i)                      350           66,912
                                                                                             --------------
  Total Preferred Stocks
     (Cost $583,224)                                                                                730,027
                                                                                             --------------

                                                                               NUMBER OF
                                                                               CONTRACTS          VALUE
                                                                            --------------   --------------
  PURCHASED CALL OPTION (0.0%)                            ++
  CROSS CURRENCY (0.0%)                                   ++
  Japanese Yen
     Expire 8/28/06                                                                 25,000            4,375
                                                                                             --------------
  Total Purchased Call Option
     (Premium $55,813)                                                                                4,375
                                                                                             --------------

                                                                               NUMBER OF
                                                                               CONTRACTS          VALUE
                                                                            --------------   --------------
  PURCHASED PUT OPTION (0.0%)                             ++
  U.S. GOVERNMENT (0.0%)                                  ++
  United States Treasury
     Expire 8/25/06                                                                335,000            5,234
                                                                                             --------------
  Total Purchased Put Option
     (Premium $183,288)                                                                               5,234
                                                                                             --------------

                                                                               NUMBER OF
                                                                               CONTRACTS          VALUE
                                                                            --------------   --------------
  WARRANTS (0.0%)                                         ++
  MEDIA (0.0%)                                            ++
  Haights Cross Communications, Inc.
     Strike Price $0.001
     Expire 12/10/11                                      (c) (d) (p) (q)                7                0
     Strike Price $0.001
     Expire 12/10/11                                      (c) (d) (p) (q)            3,598               36
  Ziff Davis Holdings, Inc.
     Strike Price $0.001
     Expire 8/12/12                                       (d) (p)                    8,954               90
                                                                                             --------------
                                                                                                        126
                                                                                             --------------

  SEMICONDUCTORS (0.0%)                                   ++
  ASAT Finance LLC
     Strike Price $18.60
     Expire 11/1/06                                       (b) (c) (d) (p)              175                2
                                                                                             --------------
  TELECOMMUNICATIONS (0.0%)                               ++
  UbiquiTel, Inc.
     Strike Price $22.74
     Expire 4/15/10                                       (b) (c) (p)                  225                2
                                                                                             --------------
  Total Warrants
     (Cost $34,777)                                                                                     130
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  SHORT-TERM INVESTMENTS (10.0%)
  COMMERCIAL PAPER (7.4%)
  American General Finance Corp.
     5.25%, due 8/2/06                                    (k)               $    1,455,000        1,454,788
     5.31%, due 8/21/06                                   (k)                      145,000          144,572
  Barton Capital LLC
     5.272%, due 8/2/06                                   (r)                       85,725           85,725
     5.33%, due 8/15/06                                   (r)                      143,927          143,927
  Charta LLC
     5.405%, due 9/11/06                                  (r)                      115,142          115,142
  Den Danske Bank
     5.299%, due 8/8/06                                   (r)                      230,284          230,284
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (r)                      142,665          142,665
  Galaxy Funding
     5.408%, due 9/19/06                                  (r)                      115,142          115,142
  General Electric Capital Corp.
     5.25%, due 8/11/06                                   (k)                    1,000,000          998,542
     5.274%, due 8/3/06                                   (r)                      287,855          287,855
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (r)                      143,927          143,927
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (r)                      142,646          142,646
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (r)                      113,163          113,163
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (r)                      143,927          143,927
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (r)                       86,356           86,356
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (r)                       85,424           85,424
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                    (k)                    3,710,000        3,710,000
  Westpac
     5.416%, due 9/15/06                                  (r)                       83,909           83,909
                                                                                             --------------
  Total Commercial Paper
     (Cost $8,227,994)                                                                            8,227,994
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  INVESTMENT COMPANY (0.6%)
  BGI Institutional Money Market Fund                     (r)                      687,548          687,548
                                                                                             --------------

  Total Investment Company
     (Cost $687,548)                                                                                687,548
                                                                                             --------------


                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $115,159 (Collateralized by
  various bonds with a Principal Amount of $116,221 and
  a Market Value of $118,989)                             (r)               $      115,142          115,142
                                                                                             --------------
  Total Repurchase Agreement
     (Cost $115,142)                                                                                115,142
                                                                                             --------------
  TIME DEPOSITS (1.9%)
  Bank of America
     5.27%, due 9/22/06                                   (a) (r)                  287,855          287,855
  Bank of Montreal
     5.35%, due 8/28/06                                   (r)                      230,283          230,283
  Calyon
     5.265%, due 8/2/06                                   (r)                      201,498          201,498
  Deutsche Bank
     5.30%, due 8/9/06                                    (r)                      230,283          230,283
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (r)                      230,283          230,283
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (r)                      439,746          439,746
  UBS AG
     5.34%, due 8/21/06                                   (r)                      230,284          230,284
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (r)                      230,283          230,283
                                                                                             --------------
  Total Time Deposits
     (Cost $2,080,515)                                                                            2,080,515
                                                                                             --------------
  Total Short-Term Investments
     (Cost $11,111,199)                                                                          11,111,199
                                                                                             --------------
  Total Investments
     (Cost $115,507,062)                                  (s)                        105.8%     117,258,509(t)
  Liabilities in Excess of Cash and Other Assets                                      (5.8)      (6,406,030)
                                                                            --------------   --------------
  Net Assets                                                                         100.0%  $  110,852,479
                                                                            ==============   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(b)  May be sold to institutional investors only.

(c) Illiquid security. The total market value of these securities at July 31, 2006 is $862,425, which represents 0.8% of the Fund's net assets.

(d) Fair valued security. The total market value of these securities at July 31, 2006 is $327,822, which reflects 0.3% of the Fund's net assets.

(e)  Represents security, or a portion thereof, which is out on loan.

(f) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(g)  Issue in default.

(h)  Issuer in bankruptcy.

(i) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(j) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)  Segregated as collateral for TBAs.

(l)  ACES - Alternative Credit Enhancement Structure.

(m) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2006 is $2,254,755.

(n)  United States Government Guaranteed Security.

(o) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(p)  Non-income producing security.

(q)  Restricted security.

(r) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(s)  The cost for federal income tax purposes is $118,686,579.

(t) At July 31, 2006, net unrealized depreciation was $1,428,070 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,396,288 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,824,358.

The following abbreviations are used in the above portfolio:

ARS - Argentinian Peso
A$  - Australian Dollar
C$  - Canadian Dollar
CP  - Colombian Peso
EGP - Egyptian Pound
E   - Euro
L   - British Pound Sterling
Y   - Japanese Yen
NK  - Norwegian Krone

As of July 31, 2006, the Fund held the following currencies:

                    CURRENCY      COST       VALUE
                   ----------   --------   --------
Argentinian Peso   ARS  8,820   $  2,857   $  2,871
Euro                 E107,113    135,651    136,826
                                --------   --------
                                $138,508   $139,697
                                ========   ========

As of July 31, 2006, the Fund had the following open foreign currency forward contracts:

                                                                       CONTRACT     CONTRACT      UNREALIZED
                                                                        AMOUNT       AMOUNT      APPRECIATION/
                                                                         SOLD       PURCHASED   (DEPRECIATION)
                                                                     -----------   ----------   --------------
Foreign Currency Sale Contracts
U.S. Dollar vs. Pound Sterling, expiring 8/14/06                     L   827,470   $1,524,696      $(21,412)
U.S. Dollar vs. Pound Sterling, expiring 8/21/06                     L 1,277,522   $2,326,801       (60,572)
U.S. Dollar vs. Canadian Dollar, expiring 8/14/06                    C$  567,765   $  505,374         3,477
U.S. Dollar vs. Euro Dollar, expiring 10/05/06                       E    75,430   $   97,249           498
                                                                                                   --------
Net unrealized depreciation on foreign currency forward contracts:                                 $(78,009)
                                                                                                   ========

                                                                       CONTRACT      CONTRACT
                                                                        AMOUNT        AMOUNT      UNREALIZED
                                                                         SOLD       PURCHASED    DEPRECIATION
                                                                     ------------  -----------   ------------
Foreign Cross Currency Contracts
Norwegian Krone vs. Euro Dollar, expiring 8/14/06                    NOK5,424,000  E   678,849      (14,196)
                                                                                                   --------
Net unrealized depreciation on foreign currency forward contracts:                                 $(14,196)
                                                                                                   ========

Restricted securities held at July 31, 2006:

                                       DATE(S) OF                           7/31/2006    PERCENTAGE OF
Security                               ACQUISITION    SHARES     COST         VALUE        NET ASSETS
--------                             --------------   ------   --------     ---------    -------------
Globix Corp.
   Common Stock                      10/15/02         40,791   $ 29,244      128,492         0.1%
Haights Cross Communications, Inc.
   Preferred Stock 16.00%            1/22/04-2/3/06    3,900    181,730      171,600         0.2
   Warrants                          1/22/04           3,598         36           36         0.0(b)
   Warrants                          1/22/04               7          0(a)         0(a)      0.0(b)
North Atlantic Trading Co., Inc.
   Common Stock                      4/21/04             522          5            5         0.0(b)
                                                               --------     --------         ---
                                                               $211,015     $300,133         0.3%
                                                               ========     ========         ===

(a)  Less than one dollar.

(b)  Less than one tenth of a percent.

MAINSTAY EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  COMMON STOCKS (88.2%)                                   +
  AEROSPACE & DEFENSE (2.1%)
  Boeing Co. (The)                                                                  30,285   $    2,344,665
  General Dynamics Corp.                                                            15,315        1,026,411
  Goodrich Corp.                                                                     4,711          190,183
  Honeywell International, Inc.                                                     31,489        1,218,624
  L-3 Communications Holdings, Inc.                                                  4,535          334,003
  Lockheed Martin Corp.                                                             13,564        1,080,780
  Northrop Grumman Corp.                                                            13,105          867,420
  Raytheon Co.                                                                      16,798          757,086
  Rockwell Collins, Inc.                                                             6,647          354,750
  United Technologies Corp.                                                         38,444        2,390,832
                                                                                             --------------
                                                                                                 10,564,754
                                                                                             --------------
  AIR FREIGHT & LOGISTICS (0.8%)
  FedEx Corp.                                                                       11,441        1,197,987
  United Parcel Service, Inc. Class B                                               41,155        2,835,991
                                                                                             --------------
                                                                                                  4,033,978
                                                                                             --------------
  AIRLINES (0.1%)
  Southwest Airlines Co.                                                            26,835          482,762
                                                                                             --------------
  AUTO COMPONENTS (0.1%)
  Goodyear Tire & Rubber Co. (The)                        (a) (b)                    6,477           71,247
  Johnson Controls, Inc.                                                             7,361          565,030
                                                                                             --------------
                                                                                                    636,277
                                                                                             --------------
  AUTOMOBILES (0.4%)
  Ford Motor Co.                                          (b)                       70,074          467,394
  General Motors Corp.                                    (b)                       21,367          688,658
  Harley-Davidson, Inc.                                   (b)                       10,421          593,997
                                                                                             --------------
                                                                                                  1,750,049
                                                                                             --------------
  BEVERAGES (2.0%)
  Anheuser-Busch Cos., Inc.                                                         29,380        1,414,647
  Brown-Forman Corp. Class B                                                         3,111          228,503
  Coca-Cola Co. (The)                                     (c)                       77,858        3,464,681
  Coca-Cola Enterprises, Inc.                                                       11,357          243,721
  Constellation Brands, Inc. Class A                      (a) (b)                    7,473          182,790
  Molson Coors Brewing Co. Class B                                                   2,215          158,262
  Pepsi Bottling Group, Inc. (The)                                                   5,282          175,626
  PepsiCo, Inc.                                                                     62,729        3,975,764
                                                                                             --------------
                                                                                                  9,843,994
                                                                                             --------------
  BIOTECHNOLOGY (1.1%)
  Amgen, Inc.                                             (a)                       44,819        3,125,677
  Biogen Idec, Inc.                                       (a)                       13,064          550,256
  Genzyme Corp.                                           (a)                        9,767          666,891
  Gilead Sciences, Inc.                                   (a)                       17,213        1,058,255
  MedImmune, Inc.                                         (a) (b)                    9,741          247,227
                                                                                             --------------
                                                                                                  5,648,306
                                                                                             --------------
  BUILDING PRODUCTS (0.1%)
  American Standard Cos., Inc.                                                       6,743          260,482
  Masco Corp.                                                                       14,988          400,629
                                                                                             --------------
                                                                                                    661,111
                                                                                             --------------

  CAPITAL MARKETS (3.1%)
  Ameriprise Financial, Inc.                                                         9,228          411,569
  Bank of New York Co., Inc. (The)                                                  29,388          987,731
  Bear Stearns Cos., Inc. (The)                                                      4,565          647,637
  Charles Schwab Corp. (The)                                                        39,216          622,750
  E*TRADE Financial Corp.                                 (a)                       15,829          368,974
  Federated Investors, Inc. Class B                                                  3,190           98,922
  Franklin Resources, Inc.                                                           5,719          523,003
  Goldman Sachs Group, Inc. (The)                                                   16,383        2,502,503
  Janus Capital Group, Inc.                                                          8,207          132,871
  Legg Mason, Inc.                                                                   4,927          411,257
  Lehman Brothers Holdings, Inc.                                                    20,282        1,317,316
  Mellon Financial Corp.                                                            15,620          546,700
  Merrill Lynch & Co., Inc.                               (b)                       35,145        2,559,259
  Morgan Stanley                                                                    40,532        2,695,378
  Northern Trust Corp.                                                               7,005          399,985
  State Street Corp.                                                                12,685          761,861
  T. Rowe Price Group, Inc.                                                          9,898          408,886
                                                                                             --------------
                                                                                                 15,396,602
                                                                                             --------------
  CHEMICALS (1.3%)
  Air Products & Chemicals, Inc.                                                     8,445          539,889
  Ashland, Inc.                                                                      2,757          183,368
  Dow Chemical Co. (The)                                                            36,706        1,269,293
  E.I. du Pont de Nemours & Co.                                                     34,838        1,381,675
  Eastman Chemical Co.                                                               3,021          149,932
  Ecolab, Inc.                                            (b)                        6,925          298,260
  Hercules, Inc.                                          (a)                        4,094           56,907
  International Flavors & Fragrances, Inc.                                           2,941          108,817
  Monsanto Co.                                                                      20,378          876,050
  PPG Industries, Inc.                                                               6,215          382,471
  Praxair, Inc.                                                                     12,217          669,980
  Rohm & Haas Co.                                                                    5,482          252,830
  Sigma-Aldrich Corp.                                                                2,587          179,796
                                                                                             --------------
                                                                                                  6,349,268
                                                                                             --------------
  COMMERCIAL BANKS (3.9%)
  AmSouth Bancorp.                                                                  13,233          379,258
  BB&T Corp.                                                                        20,809          873,770
  Comerica, Inc.                                                                     6,152          360,200
  Commerce Bancorp, Inc.                                  (b)                        6,901          234,427
  Compass Bancshares, Inc.                                                           4,944          291,399
  Fifth Third Bancorp                                                               21,036          802,313
  First Horizon National Corp.                                                       4,786          200,533
  Huntington Bancshares, Inc.                             (b)                        9,638          234,685
  KeyCorp                                                                           15,481          571,249
  M&T Bank Corp.                                                                     3,019          368,076
  Marshall & Ilsley Corp.                                                            8,529          400,607
  National City Corp.                                                               20,848          750,528
  North Fork Bancorp., Inc.                                                         17,819          504,812
  PNC Financial Services Group, Inc.                                                11,254          797,233
  Regions Financial Corp.                                                           17,323          628,652
  SunTrust Banks, Inc.                                                              13,841        1,091,640
  Synovus Financial Corp.                                                           12,440          351,554
  U.S. Bancorp                                                                      67,559        2,161,888
  Wachovia Corp.                                                                    61,035        3,273,307
  Wells Fargo & Co.                                                                 63,765        4,612,760
  Zions Bancorp.                                                                     4,076          334,803
                                                                                             --------------
                                                                                                 19,223,694
                                                                                             --------------
  COMMERCIAL SERVICES & SUPPLIES (0.6%)
  Allied Waste Industries, Inc.                           (a) (b)                    9,148           92,944
  Avery Dennison Corp.                                                               4,211          246,891
  Cendant Corp.                                                                     38,224          573,742

  Cintas Corp.                                                                       5,222          184,337
  Equifax, Inc.                                                                      5,039          162,659
  Monster Worldwide, Inc.                                 (a)                        4,803          192,120
  Pitney Bowes, Inc.                                                                 8,547          353,162
  R.R. Donnelley & Sons Co.                                                          8,218          239,883
  Robert Half International, Inc.                                                    6,358          205,745
  Waste Management, Inc.                                                            20,933          719,677
                                                                                             --------------
                                                                                                  2,971,160
                                                                                             --------------
  COMMUNICATIONS EQUIPMENT (2.2%)
  ADC Telecommunications, Inc.                            (a)                        4,208           51,464
  Andrew Corp.                                            (a)                        5,846           49,399
  Avaya, Inc.                                             (a)                       16,112          149,197
  CIENA Corp.                                             (a) (b)                   20,907           75,892
  Cisco Systems, Inc.                                     (a)                      231,861        4,138,719
  Comverse Technology, Inc.                               (a)                        7,647          148,199
  Corning, Inc.                                           (a)                       59,179        1,128,544
  JDS Uniphase Corp.                                      (a)                       61,897          131,841
  Juniper Networks, Inc.                                  (a)                       21,347          287,117
  Lucent Technologies, Inc.                               (a)                      167,774          357,359
  Motorola, Inc.                                                                    93,850        2,136,026
  QUALCOMM, Inc.                                                                    63,625        2,243,417
  Tellabs, Inc.                                           (a)                       17,123          160,956
                                                                                             --------------
                                                                                                 11,058,130
                                                                                             --------------
  COMPUTERS & PERIPHERALS (3.0%)
  Apple Computer, Inc.                                    (a)                       32,314        2,196,059
  Dell, Inc.                                              (a) (b)                   86,330        1,871,634
  EMC Corp.                                               (a)                       90,156          915,083
  Gateway, Inc.                                           (a)                        8,226           13,162
  Hewlett-Packard Co.                                                              106,004        3,382,588
  International Business Machines Corp.                                             58,902        4,559,604
  Lexmark International, Inc. Class A                     (a)                        4,067          219,821
  NCR Corp.                                               (a)                        6,940          223,052
  Network Appliance, Inc.                                 (a)                       14,153          420,203
  QLogic Corp.                                            (a)                        5,949          104,048
  SanDisk Corp.                                           (a)                        7,353          343,091
  Sun Microsystems, Inc.                                  (a) (b)                  130,936          569,572
                                                                                             --------------
                                                                                                 14,817,917
                                                                                             --------------
  CONSTRUCTION & ENGINEERING (0.1%)
  Fluor Corp.                                                                        3,280          288,082
                                                                                             --------------
  CONSTRUCTION MATERIALS (0.1%)
  Vulcan Materials Co.                                                               3,822          255,959
                                                                                             --------------
  CONSUMER FINANCE (0.8%)
  American Express Co.                                                              46,883        2,440,729
  Capital One Financial Corp.                                                       11,414          882,873
  SLM Corp.                                                                         15,792          794,338
                                                                                             --------------
                                                                                                  4,117,940
                                                                                             --------------
  CONTAINERS & PACKAGING (0.1%)
  Ball Corp.                                                                         3,888          148,910
  Bemis Co., Inc.                                                                    3,991          122,524
  Pactiv Corp.                                            (a)                        5,602          137,305
  Sealed Air Corp.                                                                   3,122          147,483
  Temple-Inland, Inc.                                                                4,177          177,690
                                                                                             --------------
                                                                                                    733,912
                                                                                             --------------
  DISTRIBUTORS (0.1%)
  Genuine Parts Co.                                                                  6,419          267,287
                                                                                             --------------
  DIVERSIFIED CONSUMER SERVICES (0.1%)
  Apollo Group, Inc. Class A                              (a)                        5,333          252,358

  H&R Block, Inc.                                                                   12,420          282,555
                                                                                             --------------
                                                                                                    534,913
                                                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES (5.0%)
& Bank of America Corp.                                                            173,030        8,916,236
  CIT Group, Inc.                                                                    7,608          349,283
& Citigroup, Inc.                                                                  188,486        9,105,759
& JPMorgan Chase & Co.                                                             131,884        6,016,548
  Moody's Corp.                                                                      9,174          503,469
                                                                                             --------------
                                                                                                 24,891,295
                                                                                             --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
  AT&T, Inc.                                                                       147,658        4,428,263
  BellSouth Corp.                                                                   68,641        2,688,668
  CenturyTel, Inc.                                                                   4,351          167,818
  Citizens Communications Co.                                                       12,465          159,926
  Embarq Corp.                                            (a)                        5,619          254,260
  Qwest Communications International, Inc.                (a)                       58,723          469,197
  Verizon Communications, Inc.                                                     110,916        3,751,179
  Windstream Corp.                                                                  16,896          211,707
                                                                                             --------------
                                                                                                 12,131,018
                                                                                             --------------
  ELECTRIC UTILITIES (1.4%)
  Allegheny Energy, Inc.                                  (a) (b)                    6,079          249,543
  American Electric Power Co., Inc.                                                 14,836          535,876
  Edison International                                                              12,383          512,409
  Entergy Corp.                                                                      7,862          606,160
  Exelon Corp.                                                                      25,234        1,461,049
  FirstEnergy Corp.                                                                 12,438          696,528
  FPL Group, Inc.                                         (b)                       15,274          658,920
  Pinnacle West Capital Corp.                                                        3,722          160,083
  PPL Corp.                                                                         14,256          484,989
  Progress Energy, Inc.                                                              9,566          416,599
  Southern Co. (The)                                      (b)                       27,990          945,502
                                                                                             --------------
                                                                                                  6,727,658
                                                                                             --------------
  ELECTRICAL EQUIPMENT (0.4%)
  American Power Conversion Corp.                                                    6,761          114,126
  Cooper Industries, Ltd. Class A                                                    3,487          300,440
  Emerson Electric Co.                                                              15,540        1,226,417
  Rockwell Automation, Inc.                                                          6,829          423,261
                                                                                             --------------
                                                                                                  2,064,244
                                                                                             --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  Agilent Technologies, Inc.                              (a)                       16,290          463,288
  Jabil Circuit, Inc.                                                                6,566          151,675
  Molex, Inc.                                                                        5,524          175,221
  Sanmina-SCI Corp.                                       (a)                       19,175           66,345
  Solectron Corp.                                         (a)                       36,422          109,994
  Symbol Technologies, Inc.                                                         10,073          111,307
  Tektronix, Inc.                                                                    3,334           90,918
                                                                                             --------------
                                                                                                  1,168,748
                                                                                             --------------
  ENERGY EQUIPMENT & SERVICES (1.8%)
  Baker Hughes, Inc.                                                                12,924        1,033,274
  BJ Services Co.                                                                   12,212          442,929
  Halliburton Co.                                                                   39,129        1,305,343
  Nabors Industries, Ltd.                                 (a)                       11,842          418,259
  National-Oilwell Varco, Inc.                            (a)                        6,640          445,146
  Noble Corp.                                                                        5,116          367,073
  Rowan Cos., Inc.                                                                   4,090          138,528
  Schlumberger, Ltd.                                                                44,801        2,994,947
  Transocean, Inc.                                        (a)                       12,296          949,620
  Weatherford International, Ltd.                         (a)                       13,096          613,417

                                                                                             --------------
                                                                                                  8,708,536
                                                                                             --------------
  FOOD & STAPLES RETAILING (2.1%)
  Costco Wholesale Corp.                                                            17,919          945,406
  CVS Corp.                                                                         31,043        1,015,727
  Kroger Co. (The)                                                                  27,108          621,586
  Safeway, Inc.                                                                     17,081          479,634
  SUPERVALU, Inc.                                                                    7,500          203,325
  Sysco Corp.                                                                       23,651          652,768
  Walgreen Co.                                                                      38,337        1,793,405
  Wal-Mart Stores, Inc.                                                             94,930        4,224,385
  Whole Foods Market, Inc.                                                           5,357          308,081
                                                                                             --------------
                                                                                                 10,244,317
                                                                                             --------------
  FOOD PRODUCTS (1.0%)
  Archer-Daniels-Midland Co.                                                        24,794        1,090,936
  Campbell Soup Co.                                                                  6,991          256,430
  ConAgra Foods, Inc.                                     (b)                       19,519          419,658
  Dean Foods Co.                                          (a)                        5,110          191,778
  General Mills, Inc.                                                               13,581          704,854
  H.J. Heinz Co.                                                                    12,741          534,740
  Hershey Co. (The)                                                                  6,755          371,322
  Kellogg Co.                                                                        9,329          449,378
  McCormick & Co., Inc.                                                              5,053          177,158
  Sara Lee Corp.                                                                    28,718          485,334
  Tyson Foods, Inc. Class A                               (b)                        9,200          130,180
  Wm. Wrigley Jr. Co.                                     (b)                        8,391          384,811
                                                                                             --------------
                                                                                                  5,196,579
                                                                                             --------------
  GAS UTILITIES (0.0%)                                    ++
  Nicor, Inc.                                                                        1,622           71,076
  Peoples Energy Corp.                                                               1,386           58,503
                                                                                             --------------
                                                                                                    129,579
                                                                                             --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
  Bausch & Lomb, Inc.                                                                1,973           93,323
  Baxter International, Inc.                                                        24,681        1,036,602
  Becton, Dickinson & Co.                                                            9,301          613,122
  Biomet, Inc.                                                                       9,349          307,956
  Boston Scientific Corp.                                 (a)                       45,978          782,086
  C.R. Bard, Inc.                                                                    3,940          279,622
  Hospira, Inc.                                           (a)                        5,853          255,718
  Medtronic, Inc.                                                                   45,767        2,312,149
  St. Jude Medical, Inc.                                  (a)                       13,746          507,227
  Stryker Corp.                                                                     11,068          503,705
  Zimmer Holdings, Inc.                                   (a)                        9,283          587,057
                                                                                             --------------
                                                                                                  7,278,567
                                                                                             --------------
  HEALTH CARE PROVIDERS & SERVICES (2.4%)
  Aetna, Inc.                                                                       21,460          675,775
  AmerisourceBergen Corp.                                                            7,893          339,399
  Cardinal Health, Inc.                                                             15,974        1,070,258
  Caremark Rx, Inc.                                                                 16,968          895,910
  CIGNA Corp.                                                                        4,560          416,100
  Coventry Health Care, Inc.                              (a)                        6,090          320,943
  Express Scripts, Inc.                                   (a)                        6,172          475,429
  HCA, Inc.                                                                         15,419          757,998
  Health Management Associates, Inc. Class A                                         8,969          182,609
  Humana, Inc.                                            (a)                        6,108          341,620
  Laboratory Corp. of America Holdings                    (a)                        4,714          303,676
  Manor Care, Inc.                                        (b)                        2,979          149,099
  McKesson Corp.                                                                    11,615          585,280
  Medco Health Solutions, Inc.                            (a)                       11,496          682,058
  Patterson Cos., Inc.                                    (a) (b)                    5,161          171,655
  Quest Diagnostics, Inc.                                                            6,265          376,652

  Tenet Healthcare Corp.                                  (a) (b)                   17,245          102,090
  UnitedHealth Group, Inc.                                                          51,264        2,451,957
  WellPoint, Inc.                                         (a)                       24,209        1,803,570
                                                                                             --------------
                                                                                                 12,102,078
                                                                                             --------------
  HEALTH CARE TECHNOLOGY (0.0%)                           ++
  IMS Health, Inc.                                                                   7,551          207,199
                                                                                             --------------
  HOTELS, RESTAURANTS & LEISURE (1.3%)
  Carnival Corp.                                                                    16,453          641,009
  Darden Restaurants, Inc.                                                           5,059          170,994
  Harrah's Entertainment, Inc.                                                       6,949          417,704
  Hilton Hotels Corp.                                                               12,329          295,033
  International Game Technology                                                     12,808          495,157
  Marriott International, Inc. Class A                                              12,282          432,081
  McDonald's Corp.                                                                  47,579        1,683,821
  Starbucks Corp.                                         (a)                       28,859          988,709
  Starwood Hotels & Resorts Worldwide, Inc.                                          8,247          433,627
  Wendy's International, Inc.                                                        4,348          261,576
  Yum! Brands, Inc.                                                                 10,447          470,115
                                                                                             --------------
                                                                                                  6,289,826
                                                                                             --------------
  HOUSEHOLD DURABLES (0.6%)
  Black & Decker Corp. (The)                                                         2,933          206,806
  Centex Corp.                                            (b)                        4,688          221,789
  D.R. Horton, Inc.                                       (b)                       10,272          220,129
  Fortune Brands, Inc.                                                               5,539          401,688
  Harman International Industries, Inc.                                              2,501          200,580
  KB HOME                                                                            2,925          124,371
  Leggett & Platt, Inc.                                                              7,143          163,003
  Lennar Corp. Class A                                                               5,163          230,941
  Newell Rubbermaid, Inc.                                                           10,415          274,539
  Pulte Homes, Inc.                                                                  8,132          231,762
  Snap-on, Inc.                                                                      2,153           90,448
  Stanley Works (The)                                                                2,817          127,807
  Whirlpool Corp.                                                                    2,981          230,103
                                                                                             --------------
                                                                                                  2,723,966
                                                                                             --------------
  HOUSEHOLD PRODUCTS (1.9%)
  Clorox Co. (The)                                                                   5,772          345,974
  Colgate-Palmolive Co.                                                             19,432        1,152,706
  Kimberly-Clark Corp.                                                              17,435        1,064,407
& Procter & Gamble Co. (The)                                                       124,430        6,992,966
                                                                                             --------------
                                                                                                  9,556,053
                                                                                             --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
  AES Corp. (The)                                         (a)                       24,577          488,099
  Constellation Energy Group, Inc.                                                   6,751          390,950
  Dynegy, Inc. Class A                                    (a)                       13,938           78,471
  TXU Corp.                                                                         17,586        1,129,549
                                                                                             --------------
                                                                                                  2,087,069
                                                                                             --------------
  INDUSTRIAL CONGLOMERATES (3.5%)
  3M Co.                                                                            28,562        2,010,765
& General Electric Co.                                    (c)                      394,545       12,897,676
  Textron, Inc.                                                                      4,971          446,943
  Tyco International, Ltd.                                                          77,581        2,024,088
                                                                                             --------------
                                                                                                 17,379,472
                                                                                             --------------
  INSURANCE (4.2%)
  ACE, Ltd.                                                                         12,424          640,209
  AFLAC, Inc.                                                                       18,971          837,380
  Allstate Corp. (The)                                                              24,075        1,367,941
  Ambac Financial Group, Inc.                                                        3,982          330,944
  American International Group, Inc.                                                98,670        5,986,309

  Aon Corp.                                                                         12,185          417,093
  Chubb Corp. (The)                                                                 15,819          797,594
  Cincinnati Financial Corp.                                                         6,615          311,963
  Genworth Financial, Inc. Class A                                                  13,898          476,701
  Hartford Financial Services Group, Inc. (The)                                     11,392          966,497
  Lincoln National Corp.                                                            10,794          611,804
  Loews Corp.                                                                       15,342          568,575
  Marsh & McLennan Cos., Inc.                                                       20,753          560,954
  MBIA, Inc.                                              (b)                        5,105          300,225
  MetLife, Inc.                                           (b)                       28,724        1,493,648
  Principal Financial Group, Inc.                                                   10,590          571,860
  Progressive Corp. (The)                                                           29,847          721,999
  Prudential Financial, Inc.                                                        18,730        1,472,927
  SAFECO Corp.                                                                       4,580          246,038
  St. Paul Travelers Cos., Inc. (The)                                               26,439        1,210,906
  Torchmark Corp.                                                                    3,899          235,773
  UnumProvident Corp.                                                               11,287          183,188
  XL Capital, Ltd. Class A                                                           6,884          438,511
                                                                                             --------------
                                                                                                 20,749,039
                                                                                             --------------
  INTERNET & CATALOG RETAIL (0.1%)
  Amazon.com, Inc.                                        (a)                       11,637          312,919
                                                                                             --------------
  INTERNET SOFTWARE & SERVICES (1.1%)
  eBay, Inc.                                              (a)                       43,643        1,050,487
  Google, Inc. Class A                                    (a)                        7,806        3,017,800
  VeriSign, Inc.                                          (a)                        9,273          166,265
  Yahoo!, Inc.                                            (a)                       47,797        1,297,211
                                                                                             --------------
                                                                                                  5,531,763
                                                                                             --------------
  IT SERVICES (0.8%)
  Affiliated Computer Services, Inc. Class A              (a)                        4,454          226,842
  Automatic Data Processing, Inc.                                                   21,970          961,407
  Computer Sciences Corp.                                 (a)                        7,051          369,402
  Convergys Corp.                                         (a)                        5,245          100,075
  Electronic Data Systems Corp.                                                     19,403          463,732
  First Data Corp.                                                                  29,032        1,185,957
  Fiserv, Inc.                                            (a)                        6,690          292,085
  Paychex, Inc.                                                                     12,694          433,881
  Sabre Holdings Corp. Class A                                                       4,861          100,623
  Unisys Corp.                                            (a)                       12,338           63,171
                                                                                             --------------
                                                                                                  4,197,175
                                                                                             --------------
  LEISURE EQUIPMENT & PRODUCTS (0.2%)
  Brunswick Corp.                                                                    3,593          106,245
  Eastman Kodak Co.                                       (b)                       10,898          242,480
  Hasbro, Inc.                                                                       6,741          126,057
  Mattel, Inc.                                                                      14,689          264,990
                                                                                             --------------
                                                                                                    739,772
                                                                                             --------------
  LIFE SCIENCES TOOLS & SERVICES (0.2%)
  Applera Corp.-Applied Biosystems Group                                             6,948          223,378
  Fisher Scientific International, Inc.                   (a)                        4,632          343,278
  Millipore Corp.                                         (a) (b)                    1,969          123,358
  PerkinElmer, Inc.                                                                  4,748           85,606
  Thermo Electron Corp.                                   (a) (b)                    6,036          223,392
  Waters Corp.                                            (a)                        3,939          160,239
                                                                                             --------------
                                                                                                  1,159,251
                                                                                             --------------
  MACHINERY (1.3%)
  Caterpillar, Inc.                                                                 25,411        1,800,878
  Cummins, Inc.                                                                      1,781          208,377
  Danaher Corp.                                                                      9,003          586,996
  Deere & Co.                                                                        8,968          650,808
  Dover Corp.                                                                        7,725          364,156

  Eaton Corp.                                                                        5,630          360,883
  Illinois Tool Works, Inc.                               (b)                       15,500          708,815
  Ingersoll-Rand Co. Class A                                                        12,522          448,288
  ITT Industries, Inc.                                                               6,961          351,879
  Navistar International Corp.                            (a)                        2,524           56,437
  PACCAR, Inc.                                                                       6,423          518,657
  Pall Corp.                                                                         4,544          118,508
  Parker Hannifin Corp.                                                              4,487          324,141
                                                                                             --------------
                                                                                                  6,498,823
                                                                                             --------------
  MEDIA (3.0%)
  CBS Corp. Class B                                                                 29,184          800,517
  Clear Channel Communications, Inc.                                                19,169          554,943
  Comcast Corp. Class A                                   (a)                       80,284        2,760,164
  Dow Jones & Co., Inc.                                   (b)                        2,295           80,417
  E.W. Scripps Co. (The) Class A                          (b)                        3,242          138,531
  Gannett Co., Inc.                                                                  9,122          475,439
  Interpublic Group of Cos., Inc. (The)                   (a) (b)                   16,245          133,047
  McClatchy Co. (The) Class A                             (b)                        1,463           62,017
  McGraw-Hill Cos., Inc. (The)                                                      13,554          763,090
  Meredith Corp.                                                                     1,538           72,640
  New York Times Co. (The) Class A                        (b)                        5,402          119,762
  News Corp. Class A                                                                89,803        1,727,810
  Omnicom Group, Inc.                                                                6,602          584,343
  Time Warner, Inc.                                                                162,405        2,679,682
  Tribune Co.                                                                        8,265          245,553
  Univision Communications, Inc. Class A                  (a) (b)                    8,474          283,032
  Viacom, Inc. Class B                                    (a)                       27,254          949,802
  Walt Disney Co. (The)                                                             83,351        2,474,691
                                                                                             --------------
                                                                                                 14,905,480
                                                                                             --------------
  METALS & MINING (0.8%)
  Alcoa, Inc.                                                                       33,019          988,919
  Allegheny Technologies, Inc.                                                       3,224          205,981
  Freeport-McMoRan Copper & Gold, Inc. Class B            (b)                        7,016          382,793
  Newmont Mining Corp.                                                              16,951          868,400
  Nucor Corp.                                                                       11,753          624,907
  Phelps Dodge Corp.                                                                 7,726          674,789
  United States Steel Corp.                                                          4,694          296,051
                                                                                             --------------
                                                                                                  4,041,840
                                                                                             --------------
  MULTILINE RETAIL (1.0%)
  Big Lots, Inc.                                          (a)                        4,093           66,143
  Dillard's, Inc. Class A                                                            2,296           68,949
  Dollar General Corp.                                                              12,188          163,563
  Family Dollar Stores, Inc.                                                         5,848          132,867
  Federated Department Stores, Inc.                                                 21,245          745,912
  J.C. Penney Co., Inc.                                                              8,782          552,915
  Kohl's Corp.                                            (a)                       13,029          737,832
  Nordstrom, Inc.                                                                    8,371          287,125
  Sears Holdings Corp.                                    (a)                        3,715          509,884
  Target Corp.                                                                      32,751        1,503,926
                                                                                             --------------
                                                                                                  4,769,116
                                                                                             --------------
  MULTI-UTILITIES (1.3%)
  Ameren Corp.                                                                       7,610          391,915
  CenterPoint Energy, Inc.                                (b)                       11,653          160,112
  CMS Energy Corp.                                        (a)                        7,846          109,922
  Consolidated Edison, Inc.                               (b)                        9,338          437,672
  Dominion Resources, Inc.                                                          13,188        1,034,994
  DTE Energy Co.                                                                     6,716          284,221
  Duke Energy Corp.                                                                 46,638        1,414,064
  KeySpan Corp.                                                                      6,605          265,983
  NiSource, Inc.                                          (b)                       10,017          227,887
  PG&E Corp.                                                                        13,071          544,799

  Public Service Enterprise Group, Inc.                                              9,482          639,371
  Sempra Energy                                                                      9,772          471,597
  TECO Energy, Inc.                                                                  7,588          120,953
  Xcel Energy, Inc.                                                                 15,289          306,392
                                                                                             --------------
                                                                                                  6,409,882
                                                                                             --------------
  OFFICE ELECTRONICS (0.1%)
  Xerox Corp.                                             (a)                       35,370          498,363
                                                                                             --------------
  OIL, GAS & CONSUMABLE FUELS (7.6%)
  Anadarko Petroleum Corp.                                                          17,476          799,352
  Apache Corp.                                                                      12,478          879,325
  Chesapeake Energy Corp.                                 (b)                       15,612          513,635
  Chevron Corp.                                                                     84,082        5,530,914
  ConocoPhillips                                                                    62,667        4,301,463
  CONSOL Energy, Inc.                                                                6,906          284,251
  Devon Energy Corp.                                                                16,646        1,075,997
  El Paso Corp.                                           (b)                       26,295          420,720
  EOG Resources, Inc.                                     (b)                        9,214          683,218
& ExxonMobil Corp.                                                                 229,501       15,546,398
  Hess Corp.                                                                         8,959          473,931
  Kerr-McGee Corp.                                                                   8,700          610,740
  Kinder Morgan, Inc.                                                                3,949          402,798
  Marathon Oil Corp.                                                                13,740        1,245,394
  Murphy Oil Corp.                                        (b)                        6,259          322,088
  Occidental Petroleum Corp.                                                        16,296        1,755,894
  Sunoco, Inc.                                                                       5,170          359,522
  Valero Energy Corp.                                                               23,347        1,574,288
  Williams Cos., Inc. (The)                                                         22,549          546,813
  XTO Energy, Inc.                                                                  13,814          649,120
                                                                                             --------------
                                                                                                 37,975,861
                                                                                             --------------
  PAPER & FOREST PRODUCTS (0.3%)
  International Paper Co.                                                           18,694          641,765
  Louisiana-Pacific Corp.                                 (b)                        4,107           82,140
  MeadWestvaco Corp.                                                                 6,843          178,739
  Weyerhaeuser Co.                                                                   9,234          541,666
                                                                                             --------------
                                                                                                  1,444,310
                                                                                             --------------
  PERSONAL PRODUCTS (0.2%)
  Alberto-Culver Co.                                                                 2,754          134,230
  Avon Products, Inc.                                                               17,087          495,352
  Estee Lauder Cos., Inc. (The) Class A                                              4,539          169,395
                                                                                             --------------
                                                                                                    798,977
                                                                                             --------------
  PHARMACEUTICALS (6.0%)
  Abbott Laboratories                                                               58,121        2,776,440
  Allergan, Inc.                                                                     5,717          616,578
  Barr Pharmaceuticals, Inc.                              (a)                        4,039          200,981
  Bristol-Myers Squibb Co.                                (b)                       74,658        1,789,552
  Eli Lilly & Co.                                                                   42,837        2,431,856
  Forest Laboratories, Inc.                               (a)                       12,420          575,170
& Johnson & Johnson                                                                112,259        7,021,800
  King Pharmaceuticals, Inc.                              (a)                        8,886          151,240
  Merck & Co., Inc.                                                                 82,880        3,337,578
  Mylan Laboratories, Inc.                                                           8,065          177,107
& Pfizer, Inc.                                                                     278,381        7,235,122
  Schering-Plough Corp.                                                             55,893        1,142,453
  Watson Pharmaceuticals, Inc.                            (a)                        3,830           85,754
  Wyeth                                                                             50,909        2,467,559
                                                                                             --------------
                                                                                                 30,009,190
                                                                                             --------------
  REAL ESTATE INVESTMENT TRUSTS (0.9%)
  Apartment Investment & Management Co. Class A                                      3,636          174,855
  Archstone-Smith Trust                                                              8,055          422,646

  Boston Properties, Inc.                                                            3,504          344,093
  Equity Office Properties Trust                                                    14,008          531,043
  Equity Residential                                                                10,977          510,540
  Kimco Realty Corp.                                      (b)                        8,082          317,138
  Plum Creek Timber Co., Inc.                                                        6,986          237,943
  ProLogis                                                (b)                        9,220          510,327
  Public Storage, Inc.                                    (b)                        3,123          250,746
  Simon Property Group, Inc.                                                         6,946          594,091
  Vornado Realty Trust                                                               4,476          467,966
                                                                                             --------------
                                                                                                  4,361,388
                                                                                             --------------
  ROAD & RAIL (0.6%)
  Burlington Northern Santa Fe Corp.                                                13,817          952,129
  CSX Corp.                                                                          8,350          506,678
  Norfolk Southern Corp.                                                            15,550          675,181
  Ryder System, Inc.                                      (b)                        2,399          120,910
  Union Pacific Corp.                                                               10,165          864,025
                                                                                             --------------
                                                                                                  3,118,923
                                                                                             --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
  Advanced Micro Devices, Inc.                            (a)                       18,193          352,762
  Altera Corp.                                            (a)                       13,920          240,955
  Analog Devices, Inc.                                                              13,927          450,260
  Applied Materials, Inc.                                                           59,365          934,405
  Broadcom Corp. Class A                                  (a)                       17,349          416,203
  Freescale Semiconductor, Inc. Class B                   (a)                       15,545          443,343
  Intel Corp.                                                                      220,915        3,976,470
  KLA-Tencor Corp.                                                                   7,548          318,450
  Linear Technology Corp.                                                           11,541          373,351
  LSI Logic Corp.                                         (a) (b)                   14,793          121,303
  Maxim Integrated Products, Inc.                                                   12,191          358,172
  Micron Technology, Inc.                                 (a)                       27,501          428,741
  National Semiconductor Corp.                                                      12,794          297,588
  Novellus Systems, Inc.                                  (a)                        4,804          121,589
  NVIDIA Corp.                                            (a)                       13,417          296,918
  PMC-Sierra, Inc.                                        (a)                        8,026           41,013
  Teradyne, Inc.                                          (a)                        7,526           98,892
  Texas Instruments, Inc.                                                           59,177        1,762,291
  Xilinx, Inc.                                                                      13,057          264,927
                                                                                             --------------
                                                                                                 11,297,633
                                                                                             --------------
  SOFTWARE (2.8%)
  Adobe Systems, Inc.                                     (a)                       22,664          646,151
  Autodesk, Inc.                                          (a)                        8,669          295,700
  BMC Software, Inc.                                      (a)                        8,245          193,098
  CA, Inc.                                                                          17,293          362,461
  Citrix Systems, Inc.                                    (a)                        6,713          213,272
  Compuware Corp.                                         (a)                       14,189           99,181
  Electronic Arts, Inc.                                   (a)                       11,538          543,555
  Intuit, Inc.                                            (a)                       12,962          400,137
& Microsoft Corp.                                         (c)                      332,641        7,993,363
  Novell, Inc.                                            (a)                       14,147           91,814
  Oracle Corp.                                            (a)                      147,700        2,211,069
  Parametric Technology Corp.                             (a)                        3,983           61,577
  Symantec Corp.                                          (a)                       39,717          689,884
                                                                                             --------------
                                                                                                 13,801,262
                                                                                             --------------
  SPECIALTY RETAIL (1.7%)
  AutoNation, Inc.                                        (a)                        5,521          108,764
  AutoZone, Inc.                                          (a)                        2,067          181,627
  Bed Bath & Beyond, Inc.                                 (a)                       10,599          354,855
  Best Buy Co., Inc.                                                                15,457          700,820
  Circuit City Stores, Inc.                                                          5,791          141,880
  Gap, Inc. (The)                                                                   21,109          366,241
  Home Depot, Inc. (The)                                                            78,481        2,724,076

  Limited Brands, Inc.                                                              13,190          331,860
  Lowe's Cos., Inc.                                                                 58,889        1,669,503
  Office Depot, Inc.                                      (a)                       10,879          392,188
  OfficeMax, Inc.                                                                    2,697          110,874
  RadioShack Corp.                                                                   5,090           82,305
  Sherwin-Williams Co. (The)                                                         4,323          218,744
  Staples, Inc.                                                                     27,574          596,150
  Tiffany & Co.                                                                      5,388          170,207
  TJX Cos., Inc. (The)                                                              17,515          426,841
                                                                                             --------------
                                                                                                  8,576,935
                                                                                             --------------
  TEXTILES, APPAREL & LUXURY GOODS (0.3%)
  Coach, Inc.                                             (a)                       14,563          418,104
  Jones Apparel Group, Inc.                                                          4,281          126,718
  Liz Claiborne, Inc.                                                                4,086          144,440
  NIKE, Inc. Class B                                                                 7,172          566,588
  VF Corp.                                                                           3,368          228,418
                                                                                             --------------
                                                                                                  1,484,268
                                                                                             --------------
  THRIFTS & MORTGAGE FINANCE (1.4%)
  Countrywide Financial Corp.                                                       22,775          816,028
  Fannie Mae                                                                        36,664        1,756,572
  Freddie Mac                                                                       26,201        1,515,990
  Golden West Financial Corp.                                                        9,675          712,661
  MGIC Investment Corp.                                                              3,354          190,876
  Sovereign Bancorp, Inc.                                                           14,149          292,035
  Washington Mutual, Inc.                                                           36,531        1,632,936
                                                                                             --------------
                                                                                                  6,917,098
                                                                                             --------------
  TOBACCO (1.4%)
& Altria Group, Inc.                                                                79,297        6,341,381
  Reynolds American, Inc.                                                            3,273          414,951
  UST, Inc.                                                                          6,119          309,315
                                                                                             --------------
                                                                                                  7,065,647
                                                                                             --------------
  TRADING COMPANIES & DISTRIBUTORS (0.0%)                 ++
  W.W. Grainger, Inc.                                                                2,858          177,453
                                                                                             --------------
  WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  ALLTEL Corp.                                                                      14,709          811,496
  Sprint Nextel Corp.                                                              113,190        2,241,162
                                                                                             --------------
                                                                                                  3,052,658
                                                                                             --------------
  Total Common Stocks
     (Cost $254,774,921)                                                                        438,417,325(i)
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  SHORT-TERM INVESTMENTS (5.2%)
  COMMERCIAL PAPER (1.4%)
  Barton Capital LLC
     5.272%, due 8/2/06                                   (d)               $      308,749          308,749
     5.33%, due 8/15/06                                   (d)                      518,369          518,369
  Charta LLC
     5.405%, due 9/11/06                                  (d)                      414,695          414,695
  Den Danske Bank
     5.299%, due 8/8/06                                   (d)                      829,391          829,391
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (d)                      513,825          513,825
  Galaxy Funding
     5.408%, due 9/19/06                                  (d)                      414,695          414,695
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (d)                    1,036,739        1,036,739

  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (d)                      518,369          518,369
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (d)                      513,756          513,756
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (d)                      407,568          407,568
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (d)                      518,369          518,369
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (d)                      311,022          311,022
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (d)                      307,664          307,664
  Westpac
     5.416%, due 9/15/06                                  (d)                      302,207          302,207
                                                                                             --------------
  Total Commercial Paper
     (Cost $6,915,418)                                                                            6,915,418
                                                                                             --------------

                                                                                SHARES            VALUE
                                                                            --------------   --------------
  INVESTMENT COMPANY (0.5%)
  BGI Institutional Money Market Fund                     (d)                    2,476,281        2,476,281
                                                                                             --------------
  Total Investment Company
     (Cost $2,476,281)                                                                            2,476,281
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $414,758 (Collateralized by
  various bonds with a Principal Amount of $418,583 and
  a Market Value of $428,553)                             (d)               $      414,695          414,695
                                                                                             --------------
  Total Repurchase Agreement
     (Cost $414,695)                                                                                414,695
                                                                                             --------------
  TIME DEPOSITS (1.5%)
  Bank of America
     5.27%, due 9/22/06                                   (d) (e)                1,036,739        1,036,739
  Bank of Montreal
     5.35%, due 8/28/06                                   (d)                      829,391          829,391
  Calyon
     5.265%, due 8/2/06                                   (d)                      725,717          725,717
  Deutsche Bank
     5.30%, due 8/9/06                                    (d)                      829,391          829,391
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (d)                      829,391          829,391
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (d)                    1,583,795        1,583,795
  UBS AG
     5.34%, due 8/21/06                                   (d)                      829,391          829,391
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (d)                      829,391          829,391
                                                                                             --------------
  Total Time Deposits
     (Cost $7,493,206)                                                                            7,493,206
                                                                                             --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            --------------   --------------
  FEDERAL AGENCIES (1.7%)
  United States Treasury Bills
     4.931%, due 10/19/06                                 (c)                    1,300,000        1,286,100
     4.946%, due 10/26/06                                 (c)                    7,300,000        7,214,948
                                                                                             --------------
                                                                                                  8,501,048
                                                                                             --------------
  Total Federal Agencies
     (Cost $8,499,816)                                                                            8,501,048
                                                                                             --------------

  Total Short-Term Investments
     (Cost $25,799,416)                                                                          25,800,648
                                                                                             --------------
  Total Investments
     (Cost $280,574,337)                                  (f)                         93.4%     464,217,973(g)
  Cash and Other Assets,
     Less Liabilities                                                                  6.6       32,615,960
                                                                            --------------   --------------
  Net Assets                                                                         100.0%  $  496,833,933
                                                                            ==============   ==============

                                                                                              UNREALIZED
                                                                             CONTRACTS      APPRECIATION/
                                                                               LONG       (DEPRECIATION)(h)
                                                                            -----------   -----------------
  FUTURES CONTRACTS (-0.0%)                               ++
  Standard & Poor's 500 Index
     Mini September 2006                                                              3   $             936
     September 2006                                                                 183            (153,390)
                                                                                          -----------------
  Total Futures Contracts
     (Settlement Value $58,834,620)                       (i)                             $        (152,454)
                                                                                          =================

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, which is segregated or designated as collateral for futures contracts.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(f)  The cost for federal income tax purposes is $290,974,387.

(g) At July 31, 2006 net unrealized appreciation was $173,243,586, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $200,572,071 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $27,328,485.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2006.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.1% of net assets.

MAINSTAY GLOBAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  LONG-TERM BONDS (98.1%)                                 +
  BRADY BONDS (2.3%)                                      (A)
  NIGERIA (0.7%)
  Central Bank of Nigeria
     Series WW
     6.25%, due 11/15/20                                                    $      1,250,000   $    1,240,625
                                                                                               --------------
  PERU (1.4%)
  Republic of Peru
     Series 20 year
     5.00%, due 3/7/17                                    (b)                      2,803,300        2,733,217
                                                                                               --------------
  VIETNAM (0.2%)
  Socialist Republic of Vietnam
     Series 30 year
     3.75%, due 3/12/28
     4.00%, beginning 3/1/07                                                         500,000          390,283
                                                                                               --------------
  Total Brady Bonds
     (Cost $3,529,329)                                                                              4,364,125
                                                                                               --------------
  CORPORATE BONDS (21.6%)
  ARGENTINA (0.7%)
  Loma Negra Compania Industrial Argentina S.A.
     7.25%, due 3/15/13                                   (c)                        300,000          276,750
  Telecom Personal S.A.
     9.25%, due 12/22/10                                  (c)                      1,000,000        1,012,500
                                                                                               --------------
                                                                                                    1,289,250
                                                                                               --------------
  BAHAMAS (0.2%)
  Ultrapetrol, Ltd.
     9.00%, due 11/24/14                                                             450,000          408,375
                                                                                               --------------
  BERMUDA (1.0%)
  AES China Generating Co., Ltd.
     8.25%, due 6/26/10                                                              550,000          541,719
  Asia Aluminum Holdings, Ltd.
     8.00%, due 12/23/11                                  (c) (d)                    500,000          467,500
     Series Reg S
     8.00%, due 12/23/11                                                             485,000          453,475
  Hopson Development Holdings, Ltd.
     8.125%, due 11/9/12                                  (c)                        400,000          386,000
                                                                                               --------------
                                                                                                    1,848,694
                                                                                               --------------
  BRAZIL (1.8%)
  Braskem S.A.
     9.375%, due 6/1/15                                   (c)                        150,000          160,500
     Series Reg S
     9.375%, due 6/1/15                                                              800,000          856,000

  Caue Finance, Ltd.
     8.875%, due 8/1/15                                   (c)                        750,000          792,375
  CIA Brasileira de Bebidas
     10.50%, due 12/15/11                                                            125,000          146,875
  Cosan S.A. Industria e Comercio
     8.25%, due 5/15/49                                   (c)                      1,000,000          935,000
  Gol Finance
     Series Reg S
     8.75%, due 4/29/49                                   (c)                        300,000          291,750
  JBS S.A.
     10.50%, due 8/4/16                                   (c)                        300,000          302,025
                                                                                               --------------
                                                                                                    3,484,525
                                                                                               --------------
  CAYMAN ISLANDS (1.1%)
  Banco Mercantil del Norte S.A.
     Series Reg S
     5.875%, due 2/17/14                                                             400,000          398,800
  CSN Islands VIII Corp.
     9.75%, due 12/16/13                                  (c)                        750,000          834,375
  Vale Overseas, Ltd.
     6.25%, due 1/11/16                                                              650,000          640,900
  Votorantim Overseas III
     7.875%, due 1/23/14                                  (c)                        200,000          211,000
                                                                                               --------------
                                                                                                    2,085,075
                                                                                               --------------
  CHILE (0.3%)
  AES Gener S.A.
     7.50%, due 3/25/14                                   (d)                        550,000          563,743
                                                                                               --------------
  COLOMBIA (0.3%)
  AES Chivor S.A. E.S.P.
     9.75%, due 12/30/14                                  (c)                        500,000          542,500
                                                                                               --------------
  GERMANY (0.5%)
  Kyivstar GSM
     7.75%, due 4/27/12                                   (c)                        400,000          396,740
     10.375%, due 8/17/09                                 (c)                        580,000          624,225
                                                                                               --------------
                                                                                                    1,020,965
                                                                                               --------------
  HONG KONG (0.3%)
  Panva Gas Holdings, Ltd.
     8.25%, due 9/23/11                                                              500,000          491,395
                                                                                               --------------
  LUXEMBOURG (3.5%)
  Evraz Group S.A.
     8.25%, due 11/10/15                                  (c)                        865,000          868,244
  Gazprom International S.A.
     7.201%, due 2/1/20                                   (c)                      2,445,000        2,536,688
  Norilsk Nickel Finance Luxemburg S.A.
     7.125%, due 9/30/09                                                             700,000          705,040
  OJSC Russian Agricultural Bank
     7.175%, due 5/16/13                                  (c)                        300,000          304,050
  OJSC Vimpel Communications
     8.25%, due 5/23/16                                   (c)                        900,000          895,500
  Sistema Finance S.A.
     10.25%, due 4/14/08                                                             500,000          519,400
  Tengizchevroil Finance Co. S.A.R.L.
     6.124%, due 11/15/14                                 (c)                        320,000          314,000
  Wimm-Bill-Dann Foods OJSC

     8.50%, due 5/21/08                                   (c)                        600,000          611,250
                                                                                               --------------
                                                                                                    6,754,172
                                                                                               --------------
  MAURITIUS (0.4%)
  Antam Finance, Ltd.
     7.375%, due 9/30/10                                                             300,000          297,035
  MEI Euro Finance, Ltd.
     Series Reg S
     8.75%, due 5/22/10                                                              500,000          506,730
                                                                                               --------------
                                                                                                      803,765
                                                                                               --------------
  MEXICO (0.9%)
  America Movil S.A. de C.V.
     5.50%, due 3/1/14                                                               400,000          381,878
  Controladora Mabe S.A. de C.V.
     6.50%, due 12/15/15                                  (c)                        250,000          246,043
  Desarrolladora Homex S.A. de C.V.
     7.50%, due 9/28/15                                                              100,000           97,000
  Grupo Gigante S.A. de C.V.
     8.75%, due 4/13/16                                   (c)                        300,000          290,250
  Grupo Transportacion Ferroviaria Mexicana S.A. de
  C.V.
     12.50%, due 6/15/12                                                             540,000          594,000
  Monterrey Power S.A. de C.V.
     9.625%, due 11/15/09                                 (c)                        160,613          175,068
                                                                                               --------------
                                                                                                    1,784,239
                                                                                               --------------
  NETHERLANDS (1.3%)
  Excelcomindo Finance Co. B.V.
     7.125%, due 1/18/13                                  (c)                        300,000          289,500
  Indosat Finance Co. B.V.
     7.125%, due 6/22/12                                  (c)                        250,000          243,750
  Intergas Finance B.V.
     6.875%, due 11/4/11                                  (c)                        570,000          572,138
  Paiton Energy Funding B.V.
     9.34%, due 2/15/14                                   (c)                        500,000          510,000
     Series Reg S
     9.34%, due 2/15/14                                                              550,000          563,750
  TuranAlem Finance B.V.
     7.75%, due 4/25/13                                   (c)                        300,000          296,625
                                                                                               --------------
                                                                                                    2,475,763
                                                                                               --------------
  PANAMA (0.2%)
  AES El Salvador Trust
     6.75%, due 2/1/16                                    (c)                        300,000          282,219
                                                                                               --------------
  PHILIPPINES (0.4%)
  Philippine Long Distance Telephone Co.
     8.35%, due 3/6/17                                                                70,000           74,725
     11.375%, due 5/15/12                                                            550,000          662,063
                                                                                               --------------
                                                                                                      736,788
                                                                                               --------------
  RUSSIA (2.7%)
  OAO Gazprom
     9.625%, due 3/1/13                                   (c)                      1,720,000        2,012,400
  Siberian Oil Co.
     Series Reg S
     10.75%, due 1/15/09                                                           1,195,000        1,310,676
  TNK-BP Finance S.A.
     7.50%, due 7/18/16                                   (c)                      1,880,000        1,901,026

                                                                                               --------------
                                                                                                    5,224,102
                                                                                               --------------
  SOUTH KOREA (0.2%)
  C&M Finance, Ltd.
     8.10%, due 2/1/16                                    (c)                        500,000          473,750
                                                                                               --------------
  UNITED STATES (5.8%)
  Galaxy Entertainment Finance Co., Ltd.
     9.875%, due 12/15/12                                 (c)                      2,200,000        2,299,000
  General Motors Acceptance Corp.
     6.875%, due 9/15/11                                                             585,000          566,451
     8.00%, due 11/1/31                                                              265,000          259,886
  Pemex Project Funding Master Trust
     Series Reg S
     5.75%, due 12/15/15                                                           3,100,000        2,953,317
     7.375%, due 12/15/14                                                          2,960,000        3,152,483
  Southern Copper Corp.
     7.50%, due 7/27/35                                                            1,900,000        1,880,029
                                                                                               --------------
                                                                                                   11,111,166
                                                                                               --------------
  Total Corporate Bonds
     (Cost $41,244,496)                                                                            41,380,486
                                                                                               --------------
  GOVERNMENTS & FEDERAL AGENCIES (73.6%)
  ALGERIA (0.1%)
  Republic of Algeria
     0.982%, due 3/4/10                                   (e) (f)           Y     14,736,845          128,543
                                                                                               --------------
  ARGENTINA (6.0%)
  Republic of Argentina
     (zero coupon), due 12/15/35                          (f)               $     20,269,323        1,885,047
     (zero coupon), due 12/15/35                          (f)               ARS    8,961,424          233,370
     1.33%, due 12/31/38                                  (d)
     2.50%, beginning 3/1/09
     3.75%, beginning 3/1/19
     5.25%, beginning 3/1/29                                                $      1,000,000          393,500
     4.889%, due 8/3/12                                   (f) (g)                  3,561,250        3,093,836
     5.83%, due 12/31/33                                  (f)               ARS    3,256,605        1,310,656
&    8.28%, due 12/31/33                                                    $      4,837,865        4,535,498
                                                                                               --------------
                                                                                                   11,451,907
                                                                                               --------------
  BRAZIL (17.2%)
  Federal Republic of Brazil
&    8.00%, due 1/15/18                                   (d)                      4,951,000        5,361,933
&    8.25%, due 1/20/34                                                            9,885,000       10,982,235
     Series B
     8.875%, due 4/15/24                                                           1,475,000        1,713,950
     9.25%, due 10/22/10                                                           1,160,000        1,293,400
     9.375%, due 4/7/08                                   (d)                      2,425,000        2,546,250
     10.125%, due 5/15/27                                                          1,500,000        1,950,000
     10.50%, due 7/14/14                                                           1,230,000        1,517,205
     11.00%, due 1/11/12                                  (d)                      2,500,000        3,025,000
     11.50%, due 3/12/08                                                           1,560,000        1,696,500
     12.25%, due 3/6/30                                                            1,140,000        1,772,700
     14.50%, due 10/15/09                                                            900,000        1,125,900
                                                                                               --------------
                                                                                                   32,985,073
                                                                                               --------------
  COLOMBIA (4.1%)
  Republic of Colombia

     6.97%, due 11/16/15                                  (f)                        500,000          511,500
     8.125%, due 5/21/24                                                           2,830,000        3,056,400
     10.00%, due 1/23/12                                                           1,960,000        2,255,960
     10.375%, due 1/28/33                                                            500,000          655,000
     11.75%, due 2/25/20                                                             430,000          589,100
     12.00%, due 10/22/15                                                   CP 1,600,000,000          763,543
                                                                                               --------------
                                                                                                    7,831,503
                                                                                               --------------
  COSTA RICA (0.3%)
  Republic of Costa Rica
     Series Reg S
     8.11%, due 2/1/12                                                      $        500,000          531,250
                                                                                               --------------
  DOMINICAN REPUBLIC (0.7%)
  Dominican Republic
     9.04%, due 1/23/18                                   (c)                        655,815          706,640
     Series Reg S
     9.04%, due 1/23/18                                                              546,488          590,208
                                                                                               --------------
                                                                                                    1,296,848
                                                                                               --------------
  ECUADOR (1.7%)
  Republic of Ecuador
     Series Reg S
     9.00%, due 8/15/30
     10.00%, beginning 8/1/06                                                      1,355,000        1,368,550
     Series Reg S
     9.375%, due 12/15/15                                                          1,920,000        2,001,408
                                                                                               --------------
                                                                                                    3,369,958
                                                                                               --------------
  EGYPT (0.9%)
  Arab Republic of Egypt
     Series Reg S
     8.75%, due 7/11/11                                                              610,000          676,874
  Republic of Egypt
     Series 364
     (zero coupon), due 3/2/07                                              EGP    6,250,000        1,032,680
                                                                                               --------------
                                                                                                    1,709,554
                                                                                               --------------
  EL SALVADOR (0.2%)
  Republic of El Salvador
     7.75%, due 1/24/23                                   (c)               $        100,000          107,750
     Series Reg S
     7.75%, due 1/24/23                                                              100,000          107,500
     8.25%, due 4/10/32                                   (c)                        250,000          270,000
                                                                                               --------------
                                                                                                      485,250
                                                                                               --------------
  GERMANY (2.0%)
  Aries Vermoegensverwaltungs
     9.60%, due 10/25/14                                  (c)                      2,250,000        2,835,000
     Series Reg S
     9.60%, due 10/25/14                                                             750,000          944,700
                                                                                               --------------
                                                                                                    3,779,700
                                                                                               --------------
  INDONESIA (1.1%)
  Republic of Indonesia
     6.875%, due 3/9/17                                   (c)                      1,100,000        1,093,125
     7.25%, due 4/20/15                                   (c)                        550,000          564,438
     Series Reg S
     7.25%, due 4/20/15                                                              500,000          512,516

                                                                                               --------------
                                                                                                    2,170,079
                                                                                               --------------
  LEBANON (1.0%)
  Republic of Lebanon
     Series Reg S
     11.625%, due 5/11/16                                                          1,650,000        1,848,000
                                                                                               --------------
  MEXICO (3.3%)
  United Mexican States
     7.50%, due 1/14/12                                                              800,000          862,800
&    8.125%, due 12/30/19                                                          4,650,000        5,421,900
                                                                                               --------------
                                                                                                    6,284,700
                                                                                               --------------
  PANAMA (3.1%)
  Republic of Panama
     6.70%, due 1/26/36                                                            1,058,000        1,005,100
     7.125%, due 1/29/26                                                             925,000          925,925
     8.875%, due 9/30/27                                                             920,000        1,090,200
     9.375%, due 7/23/12                                                             350,000          399,525
     9.375%, due 4/1/29                                                            1,635,000        2,011,050
     9.625%, due 2/8/11                                                              462,000          519,750
                                                                                               --------------
                                                                                                    5,951,550
                                                                                               --------------
  PERU (2.7%)
  Republic of Peru
     7.35%, due 7/21/25                                                              935,000          953,700
     8.75%, due 11/21/33                                                             762,000          880,110
&    9.125%, due 2/21/12                                                           3,000,000        3,375,000
                                                                                               --------------
                                                                                                    5,208,810
                                                                                               --------------
  PHILIPPINES (6.3%)
  Republic of Philippines
     7.75%, due 1/14/31                                   (d)                      1,400,000        1,403,500
     8.00%, due 1/15/16                                                              650,000          692,640
     9.375%, due 1/18/17                                                             830,000          951,388
&    9.50%, due 2/2/30                                    (d)                      4,660,000        5,510,450
     9.875%, due 1/15/19                                                           1,670,000        1,983,125
     10.625%, due 3/16/25                                 (d)                      1,290,000        1,652,813
                                                                                               --------------
                                                                                                   12,193,916
                                                                                               --------------
  RUSSIA (7.7%)
  Russian Federation
&    5.00%, due 3/31/30                                   (c)
     7.50%, beginning 3/31/07                                                         28,205           30,690
     Series Reg S
&    5.00%, due 3/31/30
     7.50%, beginning 3/31/07                                                      9,699,750       10,556,238
     Series Reg S
&    11.00%, due 7/24/18                                                           3,010,000        4,228,448
                                                                                               --------------
                                                                                                   14,815,376
                                                                                               --------------
  TURKEY (5.7%)
  Republic of Turkey
     7.00%, due 6/5/20                                                               300,000          285,000
     7.25%, due 3/15/15                                                            1,510,000        1,500,563
     7.375%, due 2/5/25                                                            2,980,000        2,920,400
     9.00%, due 6/30/11                                                            1,000,000        1,080,000
     9.875%, due 3/19/08                                                             380,000          399,000
     11.00%, due 1/14/13                                                             550,000          650,375

     11.75%, due 6/15/10                                                             700,000          811,125
     11.875%, due 1/15/30                                 (d)                      1,160,000        1,682,000
     12.375%, due 6/15/09                                                          1,470,000        1,675,800
                                                                                               --------------
                                                                                                   11,004,263
                                                                                               --------------
  UKRAINE (0.8%)
  Ukraine Government
     6.875%, due 3/4/11                                   (c)                        350,000          349,125
     7.65%, due 6/11/13                                   (c)                        900,000          930,375
     Series Reg S
     11.00%, due 3/15/07                                                             204,052          207,164
                                                                                               --------------
                                                                                                    1,486,664
                                                                                               --------------
  URUGUAY (2.4%)
  Republic of Uruguay
     7.50%, due 3/15/15                                                            1,760,000        1,782,000
     7.875%, due 1/15/33                                  (h)                      2,751,442        2,675,777
     9.25%, due 5/17/17                                                              130,000          145,600
                                                                                               --------------
                                                                                                    4,603,377
                                                                                               --------------
  VENEZUELA (6.3%)
  Republic of Venezuela
&    6.00%, due 12/9/20                                   (c)                      3,500,000        3,155,250
     Series Reg S
     6.511%, due 4/20/11                                  (e) (f)                  1,750,000        1,755,250
     Series Reg S
     7.00%, due 12/1/18                                                            1,000,000          995,000
&    8.50%, due 10/8/14                                                            4,670,000        5,113,650
     10.75%, due 9/19/13                                                             680,000          824,840
     13.625%, due 8/15/18                                                            200,000          296,000
                                                                                               --------------
                                                                                                   12,139,990
                                                                                               --------------
  Total Governments & Federal Agencies
     (Cost $129,269,362)                                                                          141,276,311
                                                                                               --------------
  LOAN ASSIGNMENTS & PARTICIPATIONS (0.1%)
  ALGERIA (0.1%)
  Republic of Algeria
     Tranche 1
     2.813%, due 9/4/06                                   (e)                         30,769           30,769
     Tranche 3
     5.813%, due 3/4/10                                   (e)                        133,333          133,333
                                                                                               --------------
                                                                                                      164,102
                                                                                               --------------
  MOROCCO (0.0%)                                          ++
  Kingdom of Morocco
     Tranche A
     2.563%, due 1/1/09                                   (e)                         53,931           53,392
                                                                                               --------------
  Total Loan Assignments & Participations
     (Cost $205,419)                                                                                  217,494
                                                                                               --------------
  YANKEE BOND (0.5%)                                      (J)
  ARGENTINA (0.5%)
  YPF Sociedad Anonima
     9.125%, due 2/24/09                                  (d)                        880,000          926,200
                                                                                               --------------
  Total Yankee Bond

     (Cost $859,352)                                                                                  926,200
                                                                                               --------------
  Total Long-Term Bonds
     (Cost $175,107,958)                                                                          188,164,616
                                                                                               --------------

                                                                                NUMBER OF
                                                                              CONTRACTS (n)         VALUE
                                                                            ----------------   --------------
  PURCHASED PUT OPTION (0.0%)                             ++
  UNITED STATES (0.0%)                                    ++
  United States Treasury
     Strike Price $104.00
     Expire 8/25/06                                                                      675           10,547
                                                                                               --------------
  Total Purchased Put Option
     (Cost $368,156)                                                                                   10,547
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (9.4%)
  COMMERCIAL PAPER (4.4%)
  UNITED STATES (4.4%)
  Barton Capital LLC
     5.272%, due 8/2/06                                   (k)               $        285,684          285,684
     5.33%, due 8/15/06                                   (k)                        479,644          479,644
  Charta LLC
     5.405%, due 9/11/06                                  (k)                        383,715          383,715
  Den Danske Bank
     5.299%, due 8/8/06                                   (k)                        767,430          767,430
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (k)                        475,439          475,439
  Galaxy Funding
     5.408%, due 9/19/06                                  (k)                        383,715          383,715
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (k)                        959,288          959,288
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (k)                        479,644          479,644
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (k)                        475,375          475,375
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (k)                        377,121          377,121
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (k)                        479,644          479,644
  Rabobank USA Finance Corp.
     5.28%, due 8/1/06                                                             1,935,000        1,935,000
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (k)                        287,786          287,786
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (k)                        284,679          284,679
  Westpac
     5.416%, due 9/15/06                                  (k)                        279,630          279,630
                                                                                               --------------
  Total Commercial Paper
     (Cost $8,333,794)                                                                              8,333,794
                                                                                               --------------

                                                                                 SHARES            VALUE
                                                                            ---------------   --------------
  INVESTMENT COMPANY (1.2%)
  UNITED STATES (1.2%)

  BGI Institutional Money Market Fund                     (k)                      2,291,288        2,291,288
                                                                                               --------------
  Total Investment Company
     (Cost $2,291,288)                                                                              2,291,288
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.2%)
  UNITED STATES (0.2%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $383,773
  (Collateralized by various bonds with a Principal
  Amount of $387,312 and a Market Value of $396,538)      (k)               $        383,715          383,715
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $383,715)                                                                                  383,715
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  TIME DEPOSITS (3.6%)
  UNITED STATES (3.6%)
  Bank of America
     5.27%, due 9/22/06                                   (f) (k)                    959,288          959,288
  Bank of Montreal
     5.35%, due 8/28/06                                   (k)                        767,431          767,431
  Calyon
     5.265%, due 8/2/06                                   (k)                        671,502          671,502
  Deutsche Bank
     5.30%, due 8/9/06                                    (k)                        767,431          767,431
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (k)                        767,430          767,430
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (k)                      1,465,476        1,465,476
  UBS AG
     5.34%, due 8/21/06                                   (k)                        767,430          767,430
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (k)                        767,431          767,431
                                                                                               --------------
  Total Time Deposits
     (Cost $6,933,419)                                                                              6,933,419
                                                                                               --------------
  Total Short-Term Investments
     (Cost $17,942,216)                                                                            17,942,216
                                                                                               --------------
  Total Investments
     (Cost $193,418,330)                                  (l)                          107.5%     206,117,379 (m)
  Liabilities in Excess of Cash and Other Assets                                        (7.5)     (14,316,596)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  191,800,783
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Brady bond - U.S. dollar-denominated bonds of developing countries.

(b) FLIRB (Floating Loaded Interest Rate Bond) carries a fixed, below market interest rate which rises incrementally over the initial 5 to 10 years of the life of the bond, and is then replaced by a floating rate coupon for the remaining life of the bond.

(c)  May be sold to institutional investors only.

(d)  Represents security, or a portion thereof, which is out on loan.

(e) Illiquid security. The total market value of these securities at July 31, 2006 is $2,101,287, which represents 1.1% of the Fund's net assets.

(f)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(g) Fair valued security. The total market value of these securities at July 31, 2006 is $3,093,836, which reflects 1.6% of the Fund's net assets.

(h) CIK ("Cash in Kind") - Interest payment is made with cash or additional securities.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)  The cost for federal income tax purposes is $193,732,272.

(m) At July 31, 2006 net unrealized appreciation for securities was $12,385,107, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $14,194,665 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,809,558.

(n)  One contract relates to 100 shares.

The following abbreviations are used in the above portfolio:

ARS - Argentinian Peso
COP - Colombian Peso
EGP - Egyptian Pound
Y   - Japanese Yen

As of July 31, 2006, the Fund held the following currency:

                    CURRENCY     COST     VALUE
                   ---------   -------   -------
Argentinian Peso   ARS55,493   $18,032   $18,064
                   =========   =======   =======

MAINSTAY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  LONG-TERM BONDS (98.8%)                                 +
  ASSET-BACKED SECURITIES (4.1%)
  COMMERCIAL BANKS (0.2%)
  Structured Asset Investment Loan Trust
     Series 2006-3, Class A4
     5.475%, due 6/25/36                                  (a)               $        485,000   $      484,992
                                                                                               --------------
  CONSUMER FINANCE (0.7%)
  Harley-Davidson Motorcycle Trust
     Series 2002-1, Class A2
     4.50%, due 1/15/10                                                            2,231,840        2,229,195
  Volkswagen Auto Loan Enhanced Trust
     Series 2003-2, Class A3
     2.27%, due 10/22/07                                                             139,692          139,383
                                                                                               --------------
                                                                                                    2,368,578
                                                                                               --------------
  CONSUMER LOANS (0.7%)
  Atlantic City Electric Transition Funding LLC
     Series 2002-1, Class A4
     5.55%, due 10/20/23                                                           2,275,000        2,253,603
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (2.5%)
  Capital One Master Trust
     Series 2001-5, Class A
     5.30%, due 6/15/09                                                            1,620,000        1,619,753
  Massachusetts RRB Special Purpose Trust
     Series 2001-1, Class A
     6.53%, due 6/1/15                                                             6,028,874        6,254,105
                                                                                               --------------
                                                                                                    7,873,858
                                                                                               --------------
  Total Asset-Backed Securities
     (Cost $12,782,772)                                                                            12,981,031
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  CORPORATE BONDS (1.5%)
  ELECTRIC (0.6%)
  Kiowa Power Partners LLC
     Series B
     5.737%, due 3/30/21                                  (b)                      2,000,000        1,877,900
                                                                                               --------------
  INSURANCE (0.5%)
  Fund American Cos., Inc.
     5.875%, due 5/15/13                                                           1,780,000        1,728,166
                                                                                               --------------
  MEDIA (0.4%)
  TCI Communications, Inc.
     8.75%, due 8/1/15                                                             1,075,000        1,235,412
                                                                                               --------------
  Total Corporate Bonds

     (Cost $5,145,081)                                                                             4,841,478
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  MORTGAGE-BACKED SECURITIES (2.5%)
  COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
  OBLIGATIONS) (2.5%)
  Banc of America Commercial Mortgage, Inc.
     Series 2005-5, Class A2
     5.001%, due 10/10/45                                                          2,060,000        2,019,507
  Citigroup Commercial Mortgage Trust
     Series 2005-EMG, Class A1
     4.154%, due 9/20/51                                  (b)                      1,701,514        1,660,939
     Series 2004-C2, Class A5
     4.733%, due 10/15/41                                                          2,000,000        1,878,229
  GS Mortgage Securities Corp. II
     Series 2001-ROCK, Class A1
     6.22%, due 5/3/18                                    (b)                      2,313,120        2,347,983
                                                                                               --------------
  Total Mortgage-Backed Securities
     (Cost $8,193,853)                                                                              7,906,658
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  MUNICIPAL BOND (0.6%)
  TEXAS (0.6%)
  Harris County Texas Industrial Development Corp.
     Solid Waste Deer Park
     5.683%, due 3/1/23                                   (a)                      1,720,000        1,698,586
                                                                                               --------------
  Total Municipal Bond
     (Cost $1,745,081)                                                                              1,698,586
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  U.S. GOVERNMENT & FEDERAL AGENCIES (90.1%)
  FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATION)
  (1.0%)
     Series 2006-B1, Class AB
     6.00%, due 6/25/16                                   (c)                      3,137,558        3,146,222
                                                                                               --------------
  FANNIE MAE GRANTOR TRUST (COLLATERALIZED MORTGAGE
  OBLIGATIONS) (2.8%)
     Series 2003-T1, Class B
     4.491%, due 11/25/12                                 (c)                      3,865,000        3,682,223
     Series 1998-M6, Class A2
     6.32%, due 8/15/08                                   (c) (d)                  5,160,483        5,219,655
                                                                                               --------------
                                                                                                    8,901,878
                                                                                               --------------
  FANNIE MAE STRIP (COLLATERALIZED MORTGAGE
  OBLIGATIONS) (0.3%)
     Series 360, Class 2
     5.00%, due 8/1/35                                                             2,910,227          748,151
     Series 361, Class 2
     6.00%, due 10/1/35                                                              625,072          146,497

                                                                                               --------------
                                                                                                      894,648
                                                                                               --------------
  FEDERAL HOME LOAN BANK (1.7%)
     5.50%, due 7/15/36                                   (c)                      5,400,000        5,384,140
                                                                                               --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (3.9%)
     4.75%, due 11/17/15                                  (c)                      1,615,000        1,540,544
&    5.25%, due 11/5/12                                   (c)                     10,900,000       10,642,858
                                                                                               --------------
                                                                                                   12,183,402
                                                                                               --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE
  PASS-THROUGH SECURITIES) (9.3%)
     3.00%, due 8/1/10                                    (c)                      4,926,064        4,612,049
     5.00%, due 1/1/20                                    (c)                      1,604,626        1,559,275
     5.00%, due 6/1/33                                    (c)                      6,268,269        5,955,795
     5.00%, due 8/1/33                                    (c)                      4,488,932        4,265,345
     5.00%, due 5/1/36                                    (c)                      5,629,630        5,323,299
     5.50%, due 11/1/35                                   (c)                      2,508,568        2,438,480
     5.50%, due 1/1/36                                    (c)                      5,329,188        5,180,294
                                                                                               --------------
                                                                                                   29,334,537
                                                                                               --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (16.6%)
&    4.00%, due 9/2/08                                    (e)                     23,170,000       22,556,551
     4.375%, due 7/17/13                                                           5,140,000        4,843,345
     5.25%, due 8/1/12                                    (c)                      3,805,000        3,755,025
     6.25%, due 2/1/11                                    (c)                      1,875,000        1,935,278
&    6.625%, due 9/15/09                                  (c)                     18,495,000       19,234,652
                                                                                               --------------
                                                                                                   52,324,851
                                                                                               --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
  PASS-THROUGH SECURITIES) (42.1%)
     3.358%, due 4/1/34                                   (a) (c)                  4,263,700        4,219,374
&    4.50%, due 7/1/18                                    (c)                     18,219,378       17,449,930
&    4.50%, due 11/1/18                                   (c)                     10,824,997       10,367,832
     5.00%, due 9/1/17                                    (c)                      7,049,819        6,877,471
&    5.00%, due 1/1/36                                    (c)                     10,342,122        9,793,169
     5.50%, due 1/1/17                                    (c)                        503,086          499,117
&    5.50%, due 2/1/17                                    (c)                     11,440,389       11,353,106
     5.50%, due 6/1/19                                    (c)                      3,500,049        3,468,633
     5.50%, due 11/1/19                                   (c)                      3,370,374        3,340,122
&    5.50%, due 4/1/21                                    (c)                      8,153,994        8,069,712
     5.50%, due 8/1/21                                    TBA (f)                  3,935,000        3,891,959
&    5.50%, due 6/1/33                                    (c)                     12,688,698       12,377,587
     5.50%, due 11/1/33                                   (c)                      5,742,451        5,601,654
     5.50%, due 12/1/33                                   (c)                      6,250,638        6,097,380
     5.50%, due 12/1/34                                   (c)                      1,313,941        1,279,588
     6.00%, due 12/1/16                                   (c)                      1,053,023        1,063,412
     6.00%, due 11/1/32                                   (c)                      3,097,295        3,091,671
     6.00%, due 1/1/33                                    (c)                      2,065,729        2,060,868
     6.00%, due 3/1/33                                    (c)                      2,716,235        2,708,215
     6.00%, due 9/1/34                                    (c)                        641,262          638,686
     6.00%, due 9/1/35                                    (c)                      5,313,973        5,285,914
     6.00%, due 10/1/35                                   (c)                      1,473,366        1,465,167
     6.00%, due 6/1/36                                    (c)                      5,289,191        5,256,651
     6.00%, due 8/1/36                                    TBA (f)                  4,885,000        4,852,945
     6.50%, due 10/1/31                                   (c)                      1,470,338        1,494,029
                                                                                               --------------
                                                                                                  132,604,192
                                                                                               --------------

  FREDDIE MAC STRIP (COLLATERALIZED MORTGAGE
  OBLIGATION) (0.2%)
     Series 231, Class IO
     5.50%, due 8/1/35                                                             2,574,951          662,919
                                                                                               --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
  PASS-THROUGH SECURITIES) (2.4%)
     6.00%, due 8/15/32                                   (c)                      2,591,714        2,597,045
     6.00%, due 12/15/32                                  (c)                      1,765,251        1,768,865
     6.50%, due 8/15/28                                   (c)                        854,529          872,597
     6.50%, due 4/15/31                                   (c)                      2,275,350        2,323,066
                                                                                               --------------
                                                                                                    7,561,573
                                                                                               --------------
  HVIDE VAN OMMEREN TANKERS LLC (1.8%)
     Series I
     7.54%, due 12/14/23                                  (g)                      2,778,000        2,882,925
     Series II
     7.54%, due 12/14/23                                  (g)                      2,780,000        2,885,001
                                                                                               --------------
                                                                                                    5,767,926
                                                                                               --------------
  OVERSEAS PRIVATE INVESTMENT CORP. (1.1%)
     5.142%, due 12/15/23                                 (g)                      3,700,000        3,572,239
                                                                                               --------------
  TENNESSEE VALLEY AUTHORITY (1.6%)
     4.65%, due 6/15/35                                   (g)                      5,605,000        4,904,706
                                                                                               --------------
  UNITED STATES TREASURY BONDS (4.0%)
     6.25%, due 8/15/23                                   (e)                        515,000          576,679
&    6.25%, due 5/15/30                                   (e)                      6,255,000        7,198,623
     6.875%, due 8/15/25                                  (e)                      1,410,000        1,697,617
     8.75%, due 8/15/20                                   (c)                      2,355,000        3,193,048
                                                                                               --------------
                                                                                                   12,665,967
                                                                                               --------------
  UNITED STATES TREASURY NOTE (1.3%)
     2.00%, due 7/15/14                                   T.I.P. (h)               4,296,480        4,170,103
                                                                                               --------------
  Total U.S. Government & Federal Agencies
     (Cost $290,011,854)                                                                          284,079,303
                                                                                               --------------
  Total Long-Term Bonds
     (Cost $317,878,641)                                                                          311,507,056
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (9.5%)
  COMMERCIAL PAPER (2.4%)
  Barton Capital LLC
     5.272%, due 8/2/06                                   (i)                        334,423          334,423
     5.33%, due 8/15/06                                   (i)                        561,474          561,474
  Charta LLC
     5.405%, due 9/11/06                                  (i)                        449,179          449,179
  Den Danske Bank
     5.299%, due 8/8/06                                   (i)                        898,359          898,359
  Edison Asset Securitization LLC

     5.283%, due 8/4/06                                   (i)                        556,552          556,552
  Galaxy Funding
     5.408%, due 9/19/06                                  (i)                        449,179          449,179
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (i)                      1,122,949        1,122,949
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (i)                        561,474          561,474
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (i)                        556,477          556,477
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (i)                        441,460          441,460
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (i)                        561,474          561,474
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (i)                        336,885          336,885
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (i)                        333,247          333,247
  Westpac
     5.416%, due 9/15/06                                  (i)                        327,337          327,337
                                                                                               --------------
  Total Commercial Paper
     (Cost $7,490,469)                                                                              7,490,469
                                                                                               --------------
  FEDERAL AGENCIES (3.6%)
  Federal Home Loan Bank (Discount Notes)
     4.98%, due 8/1/06                                    (c)                      2,105,000        2,105,000
     5.13%, due 8/2/06                                    (c)                      4,670,000        4,669,334
     5.13%, due 8/3/06                                    (c)                      4,605,000        4,603,688
                                                                                               --------------
  Total Federal Agencies
     (Cost $11,378,022)                                                                            11,378,022
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (0.8%)
  BGI Institutional Money Market Fund                     (i)                      2,682,196        2,682,196
                                                                                               --------------
  Total Investment Company
     (Cost $2,682,196)                                                                              2,682,196
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $449,247 (Collateralized by
  various bonds with a Principal Amount of $453,390 and
  a Market Value of $464,189)                             (i)               $        449,179          449,179
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $449,179)                                                                                  449,179
                                                                                               --------------
  TIME DEPOSITS (2.6%)
  Bank of America
     5.27%, due 9/22/06                                   (a) (i)                  1,122,948        1,122,948
  Bank of Montreal
     5.35%, due 8/28/06                                   (i)                        898,359          898,359
  Calyon
     5.265%, due 8/2/06                                   (i)                        786,064          786,064
  Deutsche Bank
     5.30%, due 8/9/06                                    (i)                        898,359          898,359
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (i)                        898,359          898,359
  Societe Generale North America, Inc.

     5.31%, due 8/1/06                                    (i)                      1,715,495        1,715,495
  UBS AG
     5.34%, due 8/21/06                                   (i)                        898,359          898,359
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (i)                        898,359          898,359
                                                                                               --------------
  Total Time Deposits
     (Cost $8,116,302)                                                                              8,116,302
                                                                                               --------------
  Total Short-Term Investments
     (Cost $30,116,168)                                                                            30,116,168
                                                                                               --------------
  Total Investments
     (Cost $347,994,809)                                  (j)                          108.3%     341,623,224(k)
  Liabilities in Excess of
     Cash and Other Assets                                                              (8.3)     (26,303,346)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  315,319,878
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(b)  May be sold to institutional investors only.

(c)  Segregated as collateral for TBAs.

(d)  ACES - Alternative Credit Enhancement Structure.

(e)  Represents security, or a portion thereof, which is out on loan.

(f) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2006 is $8,744,904.

(g)  United States Government Guaranteed Security.

(h) Treasury Inflation Indexed Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(i) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $348,053,518.

(k) At July 31, 2006, net unrealized depreciation was $6,430,294 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $981,946 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,412,240.

MAINSTAY HIGH YIELD CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            ----------------   --------------
  LONG-TERM BONDS (82.7%)                                 +
  ASSET-BACKED SECURITIES (1.0%)
  ELECTRIC (0.9%)
  AES Eastern Energy, L.P.
     Series 1999-A
     9.00%, due 1/2/17                                                      $     17,266,970   $   18,820,997
     Series 1999-B
     9.67%, due 1/2/29                                                            16,820,000       20,099,900
                                                                                               --------------
                                                                                                   38,920,897
                                                                                               --------------
  ENTERTAINMENT (0.1%)
  United Artists Theatre Circuit, Inc.
     Series 1995-A
     9.30%, due 7/1/15                                    (a) (b)                  2,507,109        2,456,967
                                                                                               --------------
  Total Asset-Backed Securities
     (Cost $35,945,650)                                                                            41,377,864
                                                                                               --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            ----------------   --------------
  CONVERTIBLE BONDS (3.9%)
  AIRLINES (0.1%)
  Delta Air Lines, Inc.
     8.00%, due 6/3/23                                    (c) (d)                 11,530,000        3,242,812
                                                                                               --------------
  HEALTH CARE-SERVICES (0.7%)
  Laboratory Corp. of America Holdings
     (zero coupon), due 9/11/21                           (e)                     11,645,000       10,189,375
  Lincare Holdings, Inc.
     3.00%, due 6/15/33                                   (c)                      5,400,000        5,197,500
     3.00%, due 6/15/33                                   (f)                     13,390,000       12,887,875
                                                                                               --------------
                                                                                                   28,274,750
                                                                                               --------------
  INSURANCE (0.2%)
  Conseco, Inc.
     3.50%, due 9/30/35
     (zero coupon), beginning 9/30/10                     (c) (f)                  9,680,000       10,309,200
                                                                                               --------------
  INTERNET (0.2%)
  At Home Corp.
     4.75%, due 12/15/06                                  (b) (d) (g)             61,533,853            6,153
  Riverstone Networks, Inc.
     3.75%, due 12/1/06                                   (c) (d) (f)              8,430,000        8,387,850
                                                                                               --------------
                                                                                                    8,394,003
                                                                                               --------------
  MEDIA (0.5%)
  Adelphia Communications Corp.
     6.00%, due 2/15/07                                   (d)                     12,365,000           30,912
  UnitedGlobalCom, Inc.
     1.75%, due 4/15/24                                   (c)               E     20,480,000       23,218,022
                                                                                               --------------
                                                                                                   23,248,934
                                                                                               --------------
  SEMICONDUCTORS (0.2%)
  LSI Logic Corp.
     4.00%, due 11/1/06                                                     $      6,725,000        6,699,781
                                                                                               --------------
  TELECOMMUNICATIONS (2.0%)
& CIENA Corp.
     3.75%, due 2/1/08                                                            41,105,000       39,614,944
  Lucent Technologies, Inc.
     8.00%, due 8/1/31                                    (f)                     12,800,000       12,880,000
  Nortel Networks Corp.
     4.25%, due 9/1/08                                                            34,890,000       32,883,825

                                                                                               --------------
                                                                                                   85,378,769
                                                                                               --------------
  Total Convertible Bonds
     (Cost $174,016,029)                                                                          165,548,249
                                                                                               --------------

                                                                               PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                            ----------------   --------------
  CORPORATE BONDS (65.8%)
  ADVERTISING (0.5%)
  R.H. Donnelley, Inc.
     10.875%, due 12/15/12                                                         7,810,000        8,581,237
  Vertis, Inc.
     9.75%, due 4/1/09                                                            14,115,000       14,309,081
                                                                                               --------------
                                                                                                   22,890,318
                                                                                               --------------
  AEROSPACE & DEFENSE (0.5%)
  BE Aerospace, Inc.
     8.875%, due 5/1/11                                                            1,405,000        1,464,712
  Sequa Corp.
     8.875%, due 4/1/08                                                            5,580,000        5,810,175
     9.00%, due 8/1/09                                                            14,815,000       15,592,787
                                                                                               --------------
                                                                                                   22,867,674
                                                                                               --------------
  AGRICULTURE (1.0%)
  Reynolds American, Inc.
     7.625%, due 6/1/16                                   (c)                     28,330,000       28,846,286
     7.75%, due 6/1/18                                    (c)                     14,420,000       14,653,070
                                                                                               --------------
                                                                                                   43,499,356
                                                                                               --------------
  AIRLINES (1.3%)
  Delta Air Lines, Inc.
     8.30%, due 12/15/29                                  (d)                     50,361,000       13,471,567
     Series B
     9.25%, due 12/27/07                                  (a) (d)                  5,175,000        1,319,625
     9.25%, due 3/15/22                                   (d)                      9,000,000        2,340,000
     9.75%, due 5/15/21                                   (d)                      2,115,000          555,187
     10.00%, due 8/15/08                                  (d)                      7,040,000        1,812,800
     10.375%, due 2/1/11                                  (d)                      3,895,000          993,225
     10.375%, due 12/15/22                                (d)                     13,960,000        3,629,600
  Northwest Airlines, Inc.
     7.875%, due 3/15/08                                  (d)                      1,790,000          899,475
     8.70%, due 3/15/07                                   (d)                        445,000          226,950
     8.97%, due 7/2/16                                    (d)                      1,725,324        1,561,418
     9.875%, due 3/15/07                                  (d)                     29,140,000       14,934,250
     10.00%, due 2/1/09                                   (d)                     27,301,500       13,582,496
                                                                                               --------------
                                                                                                   55,326,593
                                                                                               --------------
  APPAREL (0.3%)
  Unifi, Inc.
     11.50%, due 5/15/14                                  (c) (f)                 14,180,000       13,719,150
                                                                                               --------------
  AUTO PARTS & EQUIPMENT (2.0%)
  Collins & Aikman Products Co.
     12.875%, due 8/15/12                                 (c) (d)                 29,210,000          292,100
  Goodyear Tire & Rubber Co. (The)
     6.375%, due 3/15/08                                  (f)                      5,845,000        5,640,425
     6.625%, due 12/1/06                                  (f)                      7,469,000        7,450,327
     8.50%, due 3/15/07                                                            4,605,000        4,593,487
&    11.25%, due 3/1/11                                                           40,235,000       43,856,150
  Tenneco Automotive, Inc.
     8.625%, due 11/15/14                                 (f)                     14,555,000       14,445,837
     10.25%, due 7/15/13                                                           7,625,000        8,311,250
                                                                                               --------------
                                                                                                   84,589,576
                                                                                               --------------
  BANKS (0.3%)
  Fremont General Corp.
     Series B
     7.875%, due 3/17/09                                                          13,080,000       12,818,400
                                                                                               --------------
  BUILDING MATERIALS (1.1%)
  Compression Polymers Corp.
     10.50%, due 7/1/13                                   (c)                     13,620,000       13,960,500
     12.39%, due 7/1/12                                   (c) (h)                  3,095,000        3,156,900

  Dayton Superior Corp.
     10.75%, due 9/15/08                                                          18,355,000       18,951,537
  Panolam Industries International, Inc.
     10.75%, due 10/1/13                                  (c)                     10,630,000       10,311,100
                                                                                               --------------
                                                                                                   46,380,037
                                                                                               --------------
  CHEMICALS (2.7%)
  Equistar Chemicals, L.P.
     7.55%, due 2/15/26                                                           11,985,000       11,265,900
     10.125%, due 9/1/08                                                          10,809,000       11,376,472
     10.625%, due 5/1/11                                                          17,745,000       19,075,875
  IMC Global, Inc.
     10.875%, due 8/1/13                                                           4,960,000        5,480,800
  Lyondell Chemical Co.
     9.50%, due 12/15/08                                                           4,692,000        4,821,030
     10.50%, due 6/1/13                                   (f)                     14,310,000       15,705,225
  Millennium America, Inc.
     7.625%, due 11/15/26                                                          8,115,000        6,897,750
  Terra Capital, Inc.
     12.875%, due 10/15/08                                                        33,760,000       37,980,000
                                                                                               --------------
                                                                                                  112,603,052
                                                                                               --------------
  COMMERCIAL SERVICES (2.5%)
  American Color Graphics, Inc.
     10.00%, due 6/15/10                                                           4,745,000        3,487,575
  Cardtronics, Inc.
     9.25%, due 8/15/13                                   (c)                     10,775,000       10,801,937
  Chemed Corp.
     8.75%, due 2/24/11                                                           11,290,000       11,854,500
  El Comandante Capital Corp.
     11.75%, due 12/15/06                                 (a) (b) (d)             21,941,051       23,476,925
  Great Lakes Dredge & Dock Corp.
     7.75%, due 12/15/13                                                           7,880,000        7,328,400
  iPayment, Inc.
     9.75%, due 5/15/14                                   (c)                      6,850,000        6,850,000
  Language Line, Inc.
     11.125%, due 6/15/12                                                          8,695,000        8,542,837
  Phoenix Color Corp.
     11.00%, due 2/1/09                                                            6,409,000        5,992,415
  Protection One Alarm Monitoring, Inc.
     Series B
     8.125%, due 1/15/09                                                           5,470,000        5,278,550
  Rent-Way, Inc.
     11.875%, due 6/15/10                                                          9,210,000        9,486,300
  Vertrue, Inc.
     9.25%, due 4/1/14                                                            12,670,000       13,081,775
                                                                                               --------------
                                                                                                  106,181,214
                                                                                               --------------
  COMMERCIAL SERVICES & SUPPLIES (0.1%)
  Universal Hospital Services, Inc.
     10.125%, due 11/1/11                                                          3,510,000        3,632,850
                                                                                               --------------
  COMPUTERS (1.0%)
  SunGard Data Systems, Inc.
     3.75%, due 1/15/09                                                              660,000          608,850
     4.875%, due 1/15/14                                                          12,070,000       10,350,025
     9.125%, due 8/15/13                                                          19,335,000       19,745,869
     10.25%, due 8/15/15                                                          12,847,000       13,023,646
                                                                                               --------------
                                                                                                   43,728,390
                                                                                               --------------
  CONSTRUCTION & ENGINEERING (0.1%)
  Amsted Industries, Inc.
     10.25%, due 10/15/11                                 (c)                      3,200,000        3,440,000
                                                                                               --------------
  DISTRIBUTION & WHOLESALE (0.2%)
  Intcomex, Inc.
     11.75%, due 1/15/11                                  (c)                      8,395,000        8,353,025
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (9.6%)
  Alamosa Delaware, Inc.
     11.00%, due 7/31/10                                                          13,335,000       14,568,487
  American Real Estate Partners, L.P./American Real
  Estate Finance Corp.
     7.125%, due 2/15/13                                                          21,155,000       20,784,787

     8.125%, due 6/1/12                                                           23,940,000       24,299,100
  Cedar Brakes II LLC
     9.875%, due 9/1/13                                   (c)                     33,795,274       37,711,471
  Dollar Financial Group, Inc.
     9.75%, due 11/15/11                                                          10,519,000       11,281,627
  Ford Motor Credit Co.
     7.375%, due 10/28/09                                                          7,635,000        7,201,897
     7.875%, due 6/15/10                                                           7,640,000        7,188,033
  Galaxy Entertainment Finance Co., Ltd.
     9.875%, due 12/15/12                                 (c)(f)                  15,650,000       16,354,250
  General Motors Acceptance Corp.
     6.75%, due 12/1/14                                   (f)                     39,260,000       36,956,145
     6.875%, due 9/15/11                                                           7,025,000        6,802,258
&    8.00%, due 11/1/31                                   (f)                     76,935,000       75,450,385
  LaBranche & Co., Inc.
     9.50%, due 5/15/09                                                           17,875,000       18,411,250
     11.00%, due 5/15/12                                                          18,075,000       19,249,875
  Rainbow National Services LLC
     8.75%, due 9/1/12                                    (c)                     10,205,000       10,791,787
&    10.375%, due 9/1/14                                  (c)                     35,590,000       39,771,825
  Telcordia Technologies, Inc.
     10.00%, due 3/15/13                                  (c)                     11,575,000        9,260,000
  Ucar Finance, Inc.
     10.25%, due 2/15/12                                                          20,290,000       21,228,412
  UGS Corp.
     10.00%, due 6/1/12                                   (f)                      8,270,000        8,900,587
  Vanguard Health Holding Co. I LLC
     (zero coupon), due 10/1/15                           (f)
     11.25%, beginning 10/1/09                                                     9,960,000        7,046,700
  Vanguard Health Holding Co. II LLC
     9.00%, due 10/1/14                                                           15,350,000       14,851,125
                                                                                               --------------
                                                                                                  408,110,001
                                                                                               --------------
  ELECTRIC (4.2%)
& AES Corp. (The)
     9.00%, due 5/15/15                                   (c)                     40,537,000       43,577,275
  Calpine Corp.
&    8.50%, due 7/15/10                                   (c) (d)                 70,400,000       67,936,000
     9.875%, due 12/1/11                                  (c) (d)                 10,730,000       10,300,800
  NRG Energy, Inc.
     7.25%, due 2/1/14                                                            24,540,000       24,018,525
     7.375%, due 2/1/16                                                           18,935,000       18,508,962
  PSE&G Energy Holdings LLC
     8.625%, due 2/15/08                                                          13,674,000       14,067,127
  Western Resources, Inc.
     7.125%, due 8/1/09                                                               50,000           51,696
                                                                                               --------------
                                                                                                  178,460,385
                                                                                               --------------
  ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
  Spectrum Brands, Inc.
     8.50%, due 10/1/13                                   (f)                      2,740,000        2,185,150
                                                                                               --------------
  ELECTRONICS (0.2%)
  Dresser, Inc.
     9.375%, due 4/15/11                                                             974,000          991,045
  Fisher Scientific International, Inc.
     6.125%, due 7/1/15                                                            9,505,000        9,160,444
                                                                                               --------------
                                                                                                   10,151,489
                                                                                               --------------
  ENERGY - ALTERNATE SOURCES (0.0%)                       ++
  Salton Sea Funding Corp.
     Series E
     8.30%, due 5/30/11                                   (a)                         20,650           21,848
                                                                                               --------------
  ENTERTAINMENT (1.0%)
  Gaylord Entertainment Co.
     8.00%, due 11/15/13                                                           4,475,000        4,536,531
  Isle of Capri Casinos, Inc.
     9.00%, due 3/15/12                                                            2,550,000        2,645,625
  Jacobs Entertainment, Inc.
     9.75%, due 6/15/14                                   (c)                      8,715,000        8,671,425
  Mohegan Tribal Gaming Authority
     6.375%, due 7/15/09                                                           3,650,000        3,577,000

     7.125%, due 8/15/14                                                             200,000          194,000
  President Casinos, Inc.
     12.00%, due 9/15/06                                  (a) (b) (c) (d)          7,567,000        5,964,309
     13.00%, due 9/15/06                                  (a) (b) (d)             16,273,000       12,826,379
  Warner Music Group
     7.375%, due 4/15/14                                                           5,620,000        5,423,300
                                                                                               --------------
                                                                                                   43,838,569
                                                                                               --------------
  ENVIRONMENTAL CONTROL (0.5%)
  Geo Sub Corp.
     11.00%, due 5/15/12                                                          19,340,000       19,436,700
                                                                                               --------------
  FOOD (1.6%)
  Chiquita Brands International, Inc.
     7.50%, due 11/1/14                                   (f)                     24,895,000       21,160,750
     8.875%, due 12/1/15                                  (f)                      5,205,000        4,684,500
  Pinnacle Foods Holding Corp.
     8.25%, due 12/1/13                                                           15,645,000       15,332,100
  Swift & Co.
     10.125%, due 10/1/09                                 (f)                     16,774,000       17,235,285
     12.50%, due 1/1/10                                   (f)                      9,170,000        9,399,250
                                                                                               --------------
                                                                                                   67,811,885
                                                                                               --------------
  FOREST PRODUCTS & PAPER (2.0%)
  Bowater, Inc.
     9.375%, due 12/15/21                                                         14,220,000       13,580,100
     9.50%, due 10/15/12                                                             270,000          270,000
  Georgia-Pacific Corp.
     7.75%, due 11/15/29                                                          14,115,000       12,932,869
     8.00%, due 1/15/24                                                           22,355,000       21,181,362
     8.875%, due 5/15/31                                                          33,490,000       33,364,412
  Georgia-Pacific Corp./Timber Group
     7.25%, due 6/1/28                                                             2,370,000        2,115,225
  Pope & Talbot, Inc.
     8.375%, due 6/1/13                                                            1,595,000        1,260,050
                                                                                               --------------
                                                                                                   84,704,018
                                                                                               --------------
  HAND & MACHINE TOOLS (0.2%)
  Thermadyne Holdings Corp.
     9.25%, due 2/1/14                                    (f)                     10,320,000        8,694,600
                                                                                               --------------
  HEALTH CARE-PRODUCTS (0.3%)
  Hanger Orthopedic Group, Inc.
     10.25%, due 6/1/14                                   (c) (f)                 12,095,000       12,004,287
                                                                                               --------------
  HEALTH CARE-SERVICES (1.2%)
  Ameripath, Inc.
     10.50%, due 4/1/13                                                           23,005,000       24,212,763
  HCA, Inc.
     7.50%, due 11/15/95                                                          30,464,000       21,487,508
     8.36%, due 4/15/24                                                              100,000           81,359
  Skilled Healthcare Group, Inc.
     11.00%, due 1/15/14                                  (c)                      6,195,000        6,504,750
                                                                                               --------------
                                                                                                   52,286,380
                                                                                               --------------
  HOLDING COMPANIES - DIVERSIFIED (0.3%)
  ESI Tractebel Acquisition Corp.
     Class B
     7.99%, due 12/30/11                                                          12,820,000       13,276,354
                                                                                               --------------
  HOUSEHOLD PRODUCTS & WARES (0.6%)
  ACCO Brands Corp.
     7.625%, due 8/15/15                                                          19,250,000       17,806,250
  Spectrum Brands, Inc.
     7.375%, due 2/1/15                                   (f)                     10,600,000        7,976,500
                                                                                               --------------
                                                                                                   25,782,750
                                                                                               --------------
  INDUSTRIAL CONGLOMERATES (0.4%)
  Clarke American Corp.
     11.75%, due 12/15/13                                                         15,180,000       15,787,200
                                                                                               --------------
  INSURANCE (0.8%)
  Crum & Forster Holdings Corp.

     10.375%, due 6/15/13                                 (f)                     22,575,000       23,026,500
  First Mercury Financial Corp.
     13.17%, due 8/15/12                                  (a) (c) (h)             11,065,000       11,396,950
  Lumbermens Mutual Casualty
     8.30%, due 12/1/37                                   (c) (d)                  8,525,000            8,525
     8.45%, due 12/1/97                                   (c) (d)                  2,575,000            2,575
     9.15%, due 7/1/26                                    (c) (d)                 42,123,000          105,308
                                                                                               --------------
                                                                                                   34,539,858
                                                                                               --------------
  INTERNET (0.1%)
  Globix Corp.
     11.00%, due 5/1/08                                   (a) (c) (i)              6,216,349        6,029,858
                                                                                               --------------
  IRON & STEEL (0.7%)
  Allegheny Ludlum Corp.
     6.95%, due 12/15/25                                                          14,390,000       14,533,900
  Allegheny Technologies, Inc.
     8.375%, due 12/15/11                                                          3,510,000        3,703,050
  United States Steel Corp.
     9.75%, due 5/15/10                                                            2,220,000        2,364,300
     10.75%, due 8/1/08                                                            9,425,000       10,179,000
                                                                                               --------------
                                                                                                   30,780,250
                                                                                               --------------
  LEISURE TIME (0.1%)
  Town Sports International, Inc.
     9.625%, due 4/15/11                                                           4,315,000        4,466,025
                                                                                               --------------
  LODGING (1.6%)
  Mandalay Resort Group
     9.50%, due 8/1/08                                                             8,670,000        9,146,850
     10.25%, due 8/1/07                                                            2,690,000        2,777,425
  MGM Mirage, Inc.
     6.75%, due 9/1/12                                                             4,180,000        4,044,150
     9.75%, due 6/1/07                                                             9,225,000        9,467,156
  MTR Gaming Group, Inc.
     9.00%, due 6/1/12                                    (c)                      9,915,000       10,063,725
     Series B
     9.75%, due 4/1/10                                                               160,000          167,800
  Park Place Entertainment Corp.
     8.125%, due 5/15/11                                                              20,000           21,000
     8.875%, due 9/15/08                                                              70,000           73,238
  San Pasqual Casino
     8.00%, due 9/15/13                                   (c)                        250,000          251,250
  Starwood Hotels & Resorts Worldwide, Inc.
     7.375%, due 11/15/15                                                         26,265,000       26,987,288
  Trump Entertainment Resorts, Inc.
     8.50%, due 6/1/15                                    (f)                      2,904,120        2,787,955
                                                                                               --------------
                                                                                                   65,787,837
                                                                                               --------------
  MEDIA (2.3%)
  Dex Media East LLC
     12.125%, due 11/15/12                                                         5,513,000        6,160,778
  Houghton Mifflin Co.
     7.20%, due 3/15/11                                                            9,530,000        9,601,475
  MediaNews Group, Inc.
     6.875%, due 10/1/13                                                           6,935,000        6,354,194
  Morris Publishing Group LLC
     7.00%, due 8/1/13                                                            19,795,000       18,706,275
  Paxson Communications Corp.
     8.757%, due 1/15/12                                  (c) (f) (h)             16,465,000       16,629,650
     11.757%, due 1/15/13                                 (c) (f) (h)             26,350,000       26,679,375
  Ziff Davis Media, Inc.
     11.149%, due 5/1/12                                  (h)                     12,615,000       11,858,100
                                                                                               --------------
                                                                                                   95,989,847
                                                                                               --------------
  METAL FABRICATE & HARDWARE (1.0%)
  Jarden Corp.
     9.75%, due 5/1/12                                    (f)                     10,460,000       10,878,400
  Metals USA, Inc.
     11.125%, due 12/1/15                                 (c)                      9,040,000        9,944,000
  Mueller Group, Inc.
     10.00%, due 5/1/12                                                            7,777,000        8,399,160

  Neenah Foundary Co.
  11.00%, due 9/30/10                                     (a) (c)                 11,430,000       12,344,400
                                                                                               --------------
                                                                                                   41,565,960
                                                                                               --------------
  MISCELLANEOUS - MANUFACTURING (0.3%)
  RBS Global, Inc./Rexnord Corp.
     9.50%, due 8/1/14                                    (c)                     14,455,000       14,455,000
                                                                                               --------------
  OIL & GAS (5.1%)
  Belden & Blake Corp.
     8.75%, due 7/15/12                                   (f)                      5,860,000        5,962,550
  Chaparral Energy, Inc.
     8.50%, due 12/1/15                                   (c)                     10,380,000       10,380,000
  Chesapeake Energy Corp.
     6.50%, due 8/15/17                                                           34,820,000       32,382,600
     6.625%, due 1/15/16                                                           7,560,000        7,200,900
     6.875%, due 11/15/20                                                          3,400,000        3,187,500
  Forest Oil Corp.
     8.00%, due 6/15/08                                                            1,261,000        1,290,949
     8.00%, due 12/15/11                                                           6,222,000        6,393,105
  Hilcorp Energy I, L.P./Hilcorp Finance Co.
     9.00%, due 6/1/16                                    (c) (f)                 12,185,000       12,611,475
     10.50%, due 9/1/10                                   (c)                      5,114,000        5,542,298
  Mariner Energy, Inc.
     7.50%, due 4/15/13                                   (c) (f)                 12,925,000       12,472,625
  Newfield Exploration Co.
     7.625%, due 3/1/11                                                            1,785,000        1,829,625
  Parker Drilling Co.
     9.625%, due 10/1/13                                                           9,710,000       10,535,350
  PetroHawk Energy Corp.
     9.125%, due 7/15/13                                  (c)                     16,450,000       16,820,125
  Petroquest Energy, Inc.
     10.375%, due 5/15/12                                                          3,880,000        4,025,500
  Plains Exploration & Production Co.
     8.75%, due 7/1/12                                                             6,030,000        6,308,888
  Pogo Producing Co.
     6.875%, due 10/1/17                                                          22,460,000       21,252,775
  Venoco, Inc.
     8.75%, due 12/15/11                                                          10,795,000       10,525,125
  Vintage Petroleum, Inc.
     8.25%, due 5/1/12                                                            25,580,000       27,060,059
  Whiting Petroleum Corp.
     7.00%, due 2/1/14                                                            12,070,000       11,828,600
     7.25%, due 5/1/13                                                             9,750,000        9,676,875
                                                                                               --------------
                                                                                                  217,286,924
                                                                                               --------------
  OIL & GAS SERVICES (0.2%)
  Allis-Chalmers Energy, Inc.
     9.00%, due 1/15/14                                   (c)                      6,485,000        6,517,425
                                                                                               --------------
  PACKAGING & CONTAINERS (2.0%)
  Graphic Packaging International Corp.
     8.50%, due 8/15/11                                   (f)                      3,835,000        3,854,175
  Owens-Brockway Glass Container, Inc.
     7.75%, due 5/15/11                                                               45,000           45,900
     8.25%, due 5/15/13                                                            5,710,000        5,781,375
     8.75%, due 11/15/12                                                          10,250,000       10,813,750
     8.875%, due 2/15/09                                                          36,533,000       37,674,656
  Owens-Illinois, Inc.
     8.10%, due 5/15/07                                                           24,865,000       25,113,650
                                                                                               --------------
                                                                                                   83,283,506
                                                                                               --------------
  PIPELINES (3.9%)
  ANR Pipeline Co.
     7.375%, due 2/15/24                                                           2,555,000        2,524,018
     8.875%, due 3/15/10                                                           4,880,000        5,156,950
     9.625%, due 11/1/21                                                          20,721,000       24,613,191
  Colorado Interstate Gas Co.
     5.95%, due 3/15/15                                                           11,080,000       10,221,788
  El Paso Natural Gas Co.
     7.50%, due 11/15/26                                                           2,835,000        2,811,212
     7.625%, due 8/1/10                                                            8,175,000        8,318,063
     8.375%, due 6/15/32                                                          11,060,000       11,982,548
& El Paso Production Holding Co.

     7.75%, due 6/1/13                                                            47,560,000       48,332,850
  MarkWest Energy Partners, L.P./MarkWest Energy
  Finance Corp.
     Series B
     6.875%, due 11/1/14                                                           1,105,000        1,022,125
     8.50%, due 7/15/16                                   (c)                      9,180,000        9,271,800
  Pacific Energy Partners, L.P./Pacific Energy Finance
  Corp.
     7.125%, due 6/15/14                                                           5,940,000        5,999,400
  Southern Natural Gas Co.
     7.35%, due 2/15/31                                                            2,130,000        2,087,298
     8.00%, due 3/1/32                                                             1,420,000        1,486,808
  Tennessee Gas Pipeline Co.
     7.625%, due 4/1/37                                                           30,840,000       30,816,993
                                                                                               --------------
                                                                                                  164,645,044
                                                                                               --------------
  REAL ESTATE (2.5%)
  CB Richard Ellis Services, Inc.
     9.75%, due 5/15/10                                                            7,982,000        8,500,830
  Chukchansi Economic Development Authority
     8.00%, due 11/15/13                                  (c)                      6,480,000        6,488,100
  Crescent Real Estate Equities, L.P.
&    7.50%, due 9/15/07                                                           42,142,000       42,458,065
     9.25%, due 4/15/09                                                               25,000           25,875
  Omega Healthcare Investors, Inc.
     7.00%, due 4/1/14                                                            26,445,000       25,453,313
  Trustreet Properties, Inc.
     7.50%, due 4/1/15                                                            23,615,000       23,378,850
                                                                                               --------------
                                                                                                  106,305,033
                                                                                               --------------
  RETAIL (1.9%)
  Harry & David Holdings, Inc.
     9.00%, due 3/1/13                                                             9,410,000        8,492,525
  Star Gas Partners, L.P./Star Gas Finance Co.
     Series B
     10.25%, due 2/15/13                                                          28,144,000       28,425,440
  Toys "R" Us, Inc.
     7.625%, due 8/1/11                                                           24,890,000       20,503,138
     8.75%, due 9/1/21                                                            24,536,000       22,205,080
                                                                                               --------------
                                                                                                   79,626,183
                                                                                               --------------
  SEMICONDUCTORS (0.3%)
  MagnaChip Semiconductor S.A.
     8.00%, due 12/15/14                                  (f)                      9,870,000        6,538,875
     8.579%, due 12/15/11                                 (h)                      8,975,000        7,561,438
                                                                                               --------------
                                                                                                   14,100,313
                                                                                               --------------
  SOFTWARE (0.5%)
  Serena Software, Inc.
     10.375%, due 3/15/16                                 (c)                      4,400,000        4,400,000
  SS&C Technologies, Inc.
     11.75%, due 12/1/13                                  (c)                     15,440,000       16,057,600
                                                                                               --------------
                                                                                                   20,457,600
                                                                                               --------------
  TELECOMMUNICATIONS (5.4%)
  Centennial Cellular Operating Co./Centennial
  Communications Corp.
     10.125%, due 6/15/13                                                         17,770,000       18,747,350
  Dobson Cellular Systems, Inc.
     8.375%, due 11/1/11                                                           3,775,000        3,907,125
     8.375%, due 11/1/11                                  (c) (f)                  8,070,000        8,352,450
     9.875%, due 11/1/12                                                           8,605,000        9,164,325
  GCI, Inc.
     7.25%, due 2/15/14                                                            6,635,000        6,336,425
  Lucent Technologies, Inc.
     5.50%, due 11/15/08                                  (f)                      8,959,000        8,735,025
     6.45%, due 3/15/29                                                           33,481,000       28,542,553
     6.50%, due 1/15/28                                                           10,165,000        8,564,013
  PanAmSat Corp.
     9.00%, due 8/15/14                                                            6,243,000        6,344,449
     9.00%, due 6/15/16                                   (c)                     10,900,000       11,131,625
  Qwest Capital Funding, Inc.
     7.75%, due 8/15/06                                                            8,555,000        8,555,000
  Qwest Communications International, Inc.
     7.25%, due 2/15/11                                                           26,385,000       25,923,263
     Series B

     7.50%, due 11/1/08                                                            2,208,000        2,202,480
     7.50%, due 2/15/14                                   (f)                      4,100,000        4,018,000
     Series B
     7.50%, due 2/15/14                                                           35,145,000       34,442,100
  Qwest Corp.
     5.625%, due 11/15/08                                                          1,420,000        1,396,925
     7.20%, due 11/10/26                                                           6,685,000        6,217,050
     7.50%, due 6/15/23                                                              335,000          322,438
     8.875%, due 3/15/12                                                          13,755,000       14,821,013
     8.875%, due 6/1/31                                                           10,218,000       10,652,265
  Triton PCS, Inc.
     8.50%, due 6/1/13                                    (f)                     13,659,000       12,737,018
                                                                                               --------------
                                                                                                  231,112,892
                                                                                               --------------
  TEXTILES (1.1%)
& INVISTA
     9.25%, due 5/1/12                                    (c)                     43,530,000       45,053,550
                                                                                               --------------
  TRUCKING & LEASING (0.2%)
  Interpool, Inc.
     6.00%, due 9/1/14                                                            10,595,000        9,535,500
                                                                                               --------------
  Total Corporate Bonds
     (Cost $2,826,737,394)                                                                      2,794,119,856
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  FOREIGN BONDS (6.3%)
  BUILDING MATERIALS (0.2%)
  Ainsworth Lumber Co., Ltd.
     7.25%, due 10/1/12                                                            4,610,000        3,618,850
     9.50%, due 4/1/13                                    (c) (h)                  7,495,000        6,651,813
                                                                                               --------------
                                                                                                   10,270,663
                                                                                               --------------
  CHEMICALS (0.2%)
  Nova Chemicals Corp.
     8.405%, due 11/15/13                                 (h)                      9,020,000        9,110,200
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (0.2%)
  Digicel, Ltd.
     9.25%, due 9/1/12                                    (c)               $      7,565,000        7,886,513
                                                                                               --------------
  FOREST PRODUCTS & PAPER (0.3%)
  Bowater Canada Finance
     7.95%, due 11/15/11                                                           5,740,000        5,453,000
  Tembec Industries, Inc.
     7.75%, due 3/15/12                                   (f)                     11,635,000        5,802,956
     8.50%, due 2/1/11                                    (f)                      5,795,000        2,969,938
                                                                                               --------------
                                                                                                   14,225,894
                                                                                               --------------
  INSURANCE (0.1%)
  Lindsey Morden Group, Inc.
     Series B
     7.00%, due 6/16/08                                                    C$      2,965,000        2,410,356
                                                                                               --------------
  MEDIA (1.5%)
  CanWest Media, Inc.
     8.00%, due 9/15/12                                                     $     24,015,455       23,415,069
  Quebecor Media, Inc.
     7.75%, due 3/15/16                                                           19,695,000       19,350,338
  Shaw Communications, Inc.
     7.50%, due 11/20/13                                                   C$     22,825,000       21,301,653
  Sun Media Corp.
     7.625%, due 2/15/13                                                    $         40,000           40,500
                                                                                               --------------
                                                                                                   64,107,560
                                                                                               --------------
  RETAIL (0.3%)
  Jafra Cosmetics International, Inc./Distribuidora
  Comerical Jafra S.A. de C.V.
     10.75%, due 5/15/11                                                          11,873,000       12,822,840
                                                                                               --------------
  TELECOMMUNICATIONS (2.8%)
  Inmarsat Finance PLC
     (zero coupon), due 11/15/12

     10.375%, beginning 11/15/08                                                  22,335,000       19,096,425
  Intelsat Bermuda, Ltd.
     11.25%, due 6/15/16                                  (c)                      7,775,000        7,852,750
  Intelsat Subsidiary Holding Co., Ltd.
     8.25%, due 1/15/13                                                           19,360,000       18,924,400
     10.484%, due 1/15/12                                 (h)                      8,050,000        8,170,750
  Millicom International Cellular S.A.
     10.00%, due 12/1/13                                                          26,360,000       28,205,200
  MobiFon Holdings B.V.
     12.50%, due 7/31/10                                                          13,425,000       15,052,781
  Nortel Networks, Ltd.
     10.75%, due 7/15/16                                  (c) (f)                 16,380,000       16,728,075
  NTL Cable PLC
     9.125%, due 8/15/16                                                           2,755,000        2,789,438
  Rogers Cantel, Inc.
     9.625%, due 5/1/11                                                              580,000          640,900
                                                                                               --------------
                                                                                                  117,460,719
                                                                                               --------------
  TRANSPORTATION (0.7%)
  Grupo Transportacion Ferroviaria Mexicana S.A. de
  C.V.
     12.50%, due 6/15/12                                                          16,270,000       17,897,000
  Stena AB
     9.625%, due 12/1/12                                                          10,205,000       11,021,400
                                                                                               --------------
                                                                                                   28,918,400
                                                                                               --------------
  Total Foreign Bonds
     (Cost $265,715,628)                                                                          267,213,145
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  LOAN ASSIGNMENTS & PARTICIPATIONS (4.7%)                (J)
  AUTO MANUFACTURERS (0.8%)
  Navistar International Corp.
     Delayed Draw Term Loan
     10.479%, due 2/22/09                                 (p)                     34,500,000       34,650,072
                                                                                               --------------
  AUTO PARTS & EQUIPMENT (0.5%)
  Goodyear Tire & Rubber Co. (The)
     Second Lien Term Loan
     7.954%, due 4/30/10                                                          20,350,000       20,417,827
                                                                                               --------------
  CONTAINERS & PACKAGING (0.0%)                     ++
  Graham Packaging Holdings Co.
     Second Lien Term Loan
     9.75%, due 4/7/12                                                               714,286          722,024
                                                                                               --------------
  MEDIA (0.4%)
  Fidelity National Information Solutions, Inc.
     Term Loan B
     7.08%, due 3/8/13                                                            17,066,450       17,061,432
                                                                                               --------------
  PHARMACEUTICALS (0.3%)
  Warner Chilcott Corp.
     1st Lien Tranche D Term Loan
     7.61%, due 1/18/12                                                           11,993,297       12,000,792
     Dovonex Delayed Draw Term Loan
     7.61%, due 1/18/12                                                            1,850,252        1,850,831
                                                                                               --------------
                                                                                                   13,851,623
                                                                                               --------------
  REAL ESTATE (1.3%)
  BHM Technologies LLC
     10.25%, due 7/21/13                                                          22,280,000       21,917,950
  LNR Property Corp.
     Term Loan A2
     8.22%, due 7/12/09                                                            2,830,000        2,828,231
     Term Loan A1
     8.22%, due 7/12/11                                                            2,830,000        2,833,538
     Term Loan B
     8.47%, due 7/12/11                                                           25,475,000       25,467,052
                                                                                               --------------
                                                                                                   53,046,771
                                                                                               --------------
  RETAIL (0.3%)

  Neiman Marcus Group, Inc. (The)
     Term Loan B
     7.77%, due 4/6/13                                                            14,145,570       14,244,589
                                                                                               --------------
  SOFTWARE (0.6%)
  SunGard Data Systems, Inc.
     Term Loan
     7.66%, due 2/11/13                                                           24,363,900       24,449,174
                                                                                               --------------
  TELECOMMUNICATIONS (0.4%)
  Qwest Corp.
     Term Loan B
     6.95%, due 6/30/10                                                           18,000,000       17,850,006
                                                                                               --------------
  TEXTILES, APPAREL & LUXURY GOODS (0.1%)
  Jostens IH Corp.
     Series B
     7.999%, due 2/11/13                                                           3,294,253        3,306,606
                                                                                               --------------
  Total Loan Assignments & Participations
     (Cost $198,715,858)                                                                          199,600,124
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  YANKEE BONDS (1.0%)                                     (K)
  ENVIRONMENTAL CONTROL (0.1%)
  Marsulex, Inc.
     9.625%, due 7/1/08                                                            6,355,000        6,275,563
                                                                                               --------------
  FOREST PRODUCTS & PAPER (0.3%)
  Abitibi-Consolidated, Inc.
     8.85%, due 8/1/30                                                             8,217,000        6,994,721
  Smurfit Capital Funding PLC
     7.50%, due 11/20/25                                                           5,430,000        4,968,450
  Tembec Industries, Inc.
     8.625%, due 6/30/09                                  (f)                      1,555,000          835,813
                                                                                               --------------
                                                                                                   12,798,984
                                                                                               --------------
  INSURANCE (0.4%)
  Fairfax Financial Holdings, Ltd.
     7.375%, due 4/15/18                                  (f)                      6,117,000        5,015,940
     7.75%, due 7/15/37                                   (f)                      4,810,000        3,799,900
     8.25%, due 10/1/15                                   (f)                      8,125,000        6,804,688
     8.30%, due 4/15/26                                   (f)                      3,000,000        2,430,000
                                                                                               --------------
                                                                                                   18,050,528
                                                                                               --------------
  TELECOMMUNICATIONS (0.2%)
  Nortel Networks Corp.
     6.875%, due 9/1/23                                                            3,000,000        2,385,000
  Rogers Cantel, Inc.
     9.75%, due 6/1/16                                                             3,660,000        4,245,600
                                                                                               --------------
                                                                                                    6,630,600
                                                                                               --------------
  Total Yankee Bonds
     (Cost $41,680,563)                                                                            43,755,675
                                                                                               --------------
  Total Long-Term Bonds
     (Cost $3,542,811,122)                                                                      3,511,614,913
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (1.1%)
  BUILDING MATERIALS (0.1%)
  Ainsworth Lumber Co., Ltd.                              (a) (f)                    165,000        2,661,450
                                                                                               --------------
  HOLDING COMPANIES - DIVERSIFIED (0.0%)                  ++
  TLC Beatrice International Holdings                     (a) (b) (l)                 25,000           25,000
                                                                                               --------------
  INTERNET (0.4%)
  Globix Corp.                                            (a) (b) (l) (m)          5,059,323       15,936,867
                                                                                               --------------
  MEDIA (0.0%)                                            ++
  Digital On-Demand                                       (a) (b) (l)              1,095,395           10,954
                                                                                               --------------

  RETAIL (0.1%)
  Star Gas Partners, L.P.                                 (f) (l)                  2,746,200        6,865,500
                                                                                               --------------
  SOFTWARE (0.1%)
  QuadraMed Corp.                                         (l)                      1,724,530        3,362,833
  QuadraMed Corp.                                         (a)                        434,011          846,321
                                                                                               --------------
                                                                                                    4,209,154
                                                                                               --------------
  TELECOMMUNICATIONS (0.4%)
  Loral Space & Communications, Ltd.                      (l)                        639,162       17,647,263
  Remote Dynamics, Inc.                                   (l)                        358,615           53,792
                                                                                               --------------
                                                                                                   17,701,055
                                                                                               --------------
  TOBACCO (0.0%)                                          ++
  North Atlantic Trading Co., Inc.                        (a) (b) (l) (m)              2,156               22
                                                                                               --------------
  Total Common Stocks
     (Cost $55,625,852)                                                                            47,410,002
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  CONVERTIBLE PREFERRED STOCKS (0.5%)
  INTERNET (0.1%)
  Globix Corp.
     6.00%                                                (a) (b) (l)                572,843        1,933,345
                                                                                               --------------
  SOFTWARE (0.4%)
  QuadraMed Corp.
     5.50%                                                (a) (c) (l)                950,000       18,050,000
                                                                                               --------------
  Total Convertible Preferred Stocks
     (Cost $24,367,654)                                                                            19,983,345
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  PREFERRED STOCKS (1.8%)
  COMMERCIAL SERVICES & SUPPLIES (0.0%)                   ++
  Colorado Prime Corp.                                    (a) (b) (m)                  7,232               72
                                                                                               --------------
  MEDIA (0.4%)
  Haights Cross Communications, Inc.
     16.00%                                               (a) (m)                    397,662       17,497,128
  Ziff Davis Holdings, Inc.
     10.00%                                               (a) (l)                      4,240          646,600
                                                                                               --------------
                                                                                                   18,143,728
                                                                                               --------------
  REAL ESTATE INVESTMENT TRUSTS (1.1%)
  Sovereign Real Estate Investment Corp.
&    12.00%                                               (c)                         34,813       47,084,583
                                                                                               --------------
  TELECOMMUNICATIONS (0.3%)
  Loral Skynet Corp.
     Series A
     12.00%                                               (f) (i)                     53,140       10,149,814
                                                                                               --------------
  Total Preferred Stocks
     (Cost $85,235,116)                                                                            75,378,197
                                                                                               --------------

                                                                                NUMBER OF
                                                                                WARRANTS            VALUE
                                                                            ----------------   --------------
  WARRANTS (0.0%)                                         ++
  MEDIA (0.0%)                                            ++
     Haights Cross Communications, Inc.
     Strike Price $0.001
     Expire 12/10/11                                      (a) (b) (l) (m)            409,300            4,093
     Strike Price $0.001
     Expire 12/10/11                                      (a) (b) (l) (m)                433                4
  Ziff Davis Holdings, Inc.
     Strike Price $0.001
     Expire 8/12/12                                       (b) (l)                    777,370            7,774
                                                                                               --------------
                                                                                                       11,871
                                                                                               --------------

  SEMICONDUCTORS (0.0%)                                   ++
  ASAT Finance LLC
     Strike Price $18.60
     Expire 11/1/06                                       (a) (b) (c) (l)              8,680               87
                                                                                               --------------
  TELECOMMUNICATIONS (0.0%)                               ++
  UbiquiTel, Inc.
     Strike Price $22.74
     Expire 4/15/10                                       (a) (c) (l)                 14,230              142
                                                                                               --------------
  Total Warrants
     (Cost $1,896,889)                                                                                 12,100
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (19.3%)
  COMMERCIAL PAPER (14.6%)
  ABN AMRO North American Finance, Inc.
     5.29%, due 8/24/06                                   (n)               $     26,855,000       26,764,238
  American General Finance Corp.
     5.25%, due 8/1/06                                    (n)                     15,415,000       15,415,000
     5.25%, due 8/2/06                                    (n)                     25,000,000       24,996,354
     5.31%, due 8/21/06                                   (n)                     43,875,000       43,745,569
  Barton Capital LLC
     5.272%, due 8/2/06                                   (o)                      4,382,051        4,382,051
     5.33%, due 8/15/06                                   (o)                      7,357,167        7,357,167
  Charta LLC
     5.405%, due 9/11/06                                  (o)                      5,885,733        5,885,733
  Den Danske Bank
     5.299%, due 8/8/06                                   (o)                     11,771,467       11,771,467
  Deutsche Bank Financial LLC
     5.25%, due 8/7/06                                    (n)                     30,000,000       29,973,750
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (o)                      7,292,669        7,292,669
  Galaxy Funding
     5.408%, due 9/19/06                                  (o)                      5,885,733        5,885,733
  General Electric Capital Corp.
     5.25%, due 8/9/06                                    (n)                     30,000,000       29,965,000
     5.25%, due 8/11/06                                   (n)                     37,000,000       36,946,042
     5.274%, due 8/3/06                                   (o)                     14,714,333       14,714,333
  ING US Funding LLC
     5.25%, due 8/9/06                                    (n)                     28,790,000       28,756,411
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (o)                      7,357,167        7,357,167
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (o)                      7,291,688        7,291,688
  Morgan Stanley
     5.25%, due 8/4/06                                    (n)                     52,755,000       52,731,920
     5.29%, due 8/10/06                                   (n)                     31,570,000       31,528,249
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (o)                      5,784,581        5,784,581
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (o)                      7,357,167        7,357,167
  Rabobank USA Finance Corp.
     5.25%, due 8/2/06                                    (n)                     47,400,000       47,393,087
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (o)                      4,414,300        4,414,300
  San Paolo IMI US Financial Co.
     5.276%, due 8/14/06                                  (n)                     34,860,000       34,793,584
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (o)                      4,366,642        4,366,642
  Societe Generale North America, Inc.
     5.285%, due 8/18/06                                  (n)                     30,000,000       29,925,129
  Toyota Motor Credit Corp.
     5.26%, due 8/16/06                                   (n)                     37,530,000       37,447,747
  UBS Finance Delaware LLC
     5.29%, due 8/17/06                                   (n)                     50,000,000       49,882,444
  Westpac
     5.416%, due 9/15/06                                  (o)                      4,289,191        4,289,191
                                                                                               --------------
  Total Commercial Paper
     (Cost $618,414,413)                                                                          618,414,413
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANIES (2.1%)
  BGI Institutional Money Market Fund                     (o)                     35,145,624       35,145,624
  Merrill Lynch Funds - Premier Institutional Money
  Market Fund                                                                     52,526,525       52,526,525
                                                                                               --------------
  Total Investment Companies
     (Cost $87,672,149)                                                                            87,672,149
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $5,886,619 (Collateralized by
  various bonds with a Principal Amount of $5,940,906
  and a Market Value of $6,082,413)                       (o)               $      5,885,733        5,885,733
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $5,885,733)                                                                              5,885,733
                                                                                               --------------
  TIME DEPOSITS (2.5%)
  Bank of America
     5.27%, due 9/22/06                                   (h) (o)                 14,714,333       14,714,333
  Bank of Montreal
     5.35%, due 8/28/06                                   (o)                     11,771,466       11,771,466
  Calyon
     5.265%, due 8/2/06                                   (o)                     10,300,033       10,300,033
  Deutsche Bank
     5.30%, due 8/9/06                                    (o)                     11,771,467       11,771,467
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (o)                     11,771,467       11,771,467
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (o)                     22,478,656       22,478,656
  UBS AG
     5.34%, due 8/21/06                                   (o)                     11,771,467       11,771,467
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (o)                     11,771,466       11,771,466
                                                                                               --------------
  Total Time Deposits
     (Cost $106,350,355)                                                                          106,350,355
                                                                                               --------------
  Total Short-Term Investments
     (Cost $818,322,650)                                                                          818,322,650
                                                                                               --------------
  Total Investments
     (Cost $4,528,259,283)                                (q)                          105.4%   4,472,721,207(r)
  Liabilities in Excess of
     Cash and Other Assets                                                              (5.4)    (227,303,119)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $4,245,418,088
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Illiquid security. The total market value of these securities at July 31, 2006 is $133,449,346, which represents 3.1% of the Fund's net assets.

(b) Fair valued security. The total market value of these securities at July 31, 2006 is $62,648,951, which reflects 1.5% of the Fund's net assets.

(c)  May be sold to institutional investors only.

(d)  Issue in default.

(e) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(f)  Represents security, or a portion thereof, which is out on loan.

(g)  Issuer in bankruptcy.

(h)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(i) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(j) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(l)  Non-income producing security.

(m)  Restricted security.

(n) Represents security, or a portion thereof, which is segregated or designated as collateral for foreign currency forward contracts.

(o) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p) This security has additional commitments and contingencies, Principal Amount and Value include unfunded commitment.

(q)  The cost for federal income tax purposes is $4,620,588,982.

(r) At July 31, 2006 net unrealized depreciation was $147,867,775, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $165,490,769 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $313,358,544.

The following abbreviations are used in the above portfolio:

C$ - Canadian Dollar
E  - Euro

As of July 31, 2006, the Fund had the following open foreign currency forward contract:

HIGH YIELD CORPORATE BOND FUND

                                                  CONTRACT AMOUNT   CONTRACT AMOUNT    UNREALIZED
                                                        SOLD           PURCHASED      APPRECIATION
                                                  ---------------   ---------------   ------------
Foreign Currency Sale Contract
Euro vs. U.S. Dollar, expiring 10/5/06              E19,292,041       $24,872,456       $127,458
                                                    -----------       -----------       --------
Net unrealized appreciation on foreign currency
   forward contract                                                                     $127,458
                                                                                        ========

HIGH YIELD CORPORATE BOND FUND

Restricted securities held at July 31, 2006:

                                                         NUMBER OF
                                        DATE(S) OF       WARRANTS/                   7/31/06     PERCENTAGE OF
             SECURITY                   ACQUISITION        SHARES         COST         VALUE        NET ASSETS
             --------                ----------------    ---------   -----------   -----------   -------------
Colorado Prime Corp.
   Preferred Stock                    5/6/97-11/10/99        7,232   $23,048,641   $        72      0.0%(a)
                                                         ---------   -----------   -----------      ---
Globix Corp.
   Common Stock                      10/4/01-10/27/05    5,059,323     2,774,982    15,936,867      0.4
   Convertible Preferred Stock 6.00%      6/8/05           572,843     1,569,654     1,933,345      0.0(a)
                                                         ---------   -----------   -----------      ---

Haights Cross Communications, Inc.
   Preferred Stock 16.00%                 1/22/04          397,662    18,548,475    17,497,128      0.4
   Warrants                               1/22/04          409,300         4,093         4,093      0.0(a)
   Warrants                               1/22/04              433             4             4      0.0(a)
                                                         ---------   -----------   -----------      ---
North Atlantic Trading Co., Inc.
   Common Stock                           4/21/04            2,156            22            22      0.0(a)
                                                         ---------   -----------   -----------      ---
                                                                     $45,945,871   $35,371,531      0.8%
                                                                     -----------   -----------      ---

(a) Less than one tenth of a percent.

MAINSTAY INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS                                July 31, 2006 unaudited

                                                                                 SHARES            VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (90.5%)                                   +
  AUSTRIA (0.1%)
  Wiener Staedtische Versicherung AG (insurance)                                      11,643   $      678,198
                                                                                               --------------
  BELGIUM (0.4%)
  Belgacom S.A. (diversified telecommunication
     services)                                                                        89,918        3,035,783
                                                                                               --------------
  CANADA (6.2%)
  Bank of Montreal (commercial banks)                                                 24,700        1,395,745
  Cognos, Inc. (software)                                 (a)                        416,200       12,915,918
& Loblaw Cos., Ltd. (food & staples retailing)            (b)                        517,700       22,534,154
  Research In Motion, Ltd. (communications equipment)     (a)                         94,528        6,203,873
                                                                                               --------------
                                                                                                   43,049,690
                                                                                               --------------
  FINLAND (2.0%)
  Nokian Renkaat Oyj (auto components)                    (b)                        862,942       11,927,125
  TietoEnator Oyj (IT Services)                                                       71,800        1,711,445
                                                                                               --------------
                                                                                                   13,638,570
                                                                                               --------------
  FRANCE (4.3%)
  Air Liquide S.A. (chemicals)                                                        31,559        6,369,528
  BNP Paribas S.A. (commercial banks)                                                132,580       12,905,056
  Total S.A. (oil, gas & consumable fuels)                                           150,000       10,203,233
                                                                                               --------------
                                                                                                   29,477,817
                                                                                               --------------
  GERMANY (6.3%)
  Allianz AG (insurance)                                                              33,200        5,215,542
& Bayerische Motoren Werke AG (automobiles)                                          361,738       18,672,819
  Hannover Rueckversicherung AG (insurance)                                          407,148       14,370,110
  Muenchener Rueckversicherungs - Gesellschaft AG
     Registered (insurance)                                                           30,409        4,188,598
  Rational AG (household durables)                                                     2,000          346,712
  Siemens AG (industrial conglomerates)                                                9,900          798,106
                                                                                               --------------
                                                                                                   43,591,887
                                                                                               --------------
  GREECE (0.5%)
  OPAP S.A. (hotels, restaurants & leisure)                                          100,699        3,655,747
                                                                                               --------------
  HONG KONG (2.0%)
  Esprit Holdings, Ltd. (specialty retail)                                         1,052,500        8,005,296
  HongKong Electric Holdings, Ltd. (electric utilities)                              789,600        3,759,903
  Yue Yuen Industrial Holdings, Ltd. (textiles, apparel
     & luxury goods)                                                                 619,500        1,734,077
                                                                                               --------------
                                                                                                   13,499,276
                                                                                               --------------
  INDIA (0.0%)                                            ++
  State Bank of India, GDR (commercial banks)             (c)                          5,280          225,720
                                                                                               --------------
  IRELAND (1.2%)
  Bank of Ireland (commercial banks)                                                 457,203        8,123,873
                                                                                               --------------
  ITALY (11.6%)
  Assicurazioni Generali S.p.A. (insurance)                                          243,800        8,716,929
  Enel S.p.A. (electric utilities)                        (b)                      1,825,900       16,116,916
  ENI S.p.A. (oil, gas & consumable fuels)                                           345,100       10,584,346
  ENI S.p.A., Sponsored ADR (oil, gas & consumable
     fuels)                                               (d)                         17,200        1,055,736
& Mediaset S.p.A. (media)                                                          2,017,768       22,888,172
  Snam Rete Gas S.p.A. (gas utilities)                    (b)                      3,494,481       16,170,297
  Terna S.p.A. (electric utilities)                                                1,811,060        4,997,048
                                                                                               --------------
                                                                                                   80,529,444
                                                                                               --------------
  JAPAN (7.6%)
  Acom Co., Ltd. (consumer finance)                                                   46,870        2,125,902
  Canon, Inc. (office electronics)                                                   261,150       12,551,236

  Canon, Inc., Sponsored ADR (office electronics)         (b) (d)                     49,323        3,555,202
  FamilyMart Co., Ltd. (food & staples retailing)                                     35,900        1,083,466
  Keyence Corp. (electronic equipment & instruments)                                   2,800          639,156
  OBIC Co., Ltd. (IT Services)                                                        30,280        6,431,314
  RICOH Co., Ltd. (office electronics)                                               556,400       11,210,991
  Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)                                  203,300       13,122,421
  Tokyo Gas Co., Ltd. (gas utilities)                     (b)                        323,000        1,605,914
                                                                                               --------------
                                                                                                   52,325,602
                                                                                               --------------
  NETHERLANDS (6.1%)
& Reed Elsevier N.V. (media)                              (b)                      1,417,070       21,052,222
& TNT N.V. (air freight & logistics)                                                 592,546       21,178,573
                                                                                               --------------
                                                                                                   42,230,795
                                                                                               --------------
  NORWAY (0.7%)
  Tandberg Television ASA (communications equipment)      (a)                        325,100        4,582,407
                                                                                               --------------
  SINGAPORE (1.8%)
  DBS Group Holdings, Ltd. (commercial banks)                                        475,000        5,445,419
  Venture Corp., Ltd. (electronic
     equipment & instruments)                                                       1,067,800       7,236,571
                                                                                               --------------
                                                                                                   12,681,990
                                                                                               --------------
  SOUTH KOREA (0.0%)                                      ++
  Lotte Shopping Co., Ltd., GDR (multiline retail)        (a) (b) (c) (e)              6,000          102,961
                                                                                               --------------
  SPAIN (3.3%)
  Antena 3 de Television S.A. (media)                                                 33,800          735,289
& Banco Popular Espanol S.A. (commercial banks)                                    1,391,770       20,907,481
  Enagas (gas utilities)                                                              38,400          834,377
                                                                                               --------------
                                                                                                   22,477,147
                                                                                               --------------
  SWEDEN (2.8%)
  Assa Abloy AB Class B (building products)                                          430,800        7,083,314
  Atlas Copco AB Class B (machinery)                                                  14,600          346,411
  Munters AB (machinery)                                                               9,700          331,765
  Svenska Handelsbanken Class A (commercial banks)                                   127,000        3,215,948
  Telefonaktiebolaget LM Ericsson Class B
     (communications equipment)                                                    1,754,800        5,527,083
  Telefonaktiebolaget LM Ericsson, Sponsored ADR
     (communications equipment)                           (b) (d)                     95,700        3,012,636
                                                                                               --------------
                                                                                                   19,517,157
                                                                                               --------------
  SWITZERLAND (12.1%)
  Lindt & Spruengli AG (food products)                                                    12          255,642
  Logitech International S.A., ADR
     (computers & peripherals)                            (a) (b) (d)                471,920        9,594,086
& Nestle S.A. Registered (food products)                                              76,310       25,006,710
  Novartis AG Registered (pharmaceuticals)                                           113,848        6,467,007
  Novartis AG, ADR (pharmaceuticals)                      (d)                        187,300       10,530,006
  Roche Holding AG Genusscheine (pharmaceuticals)                                     90,013       16,019,542
  Swiss Reinsurance (insurance)                                                      192,200       13,822,843
  UBS AG Registered (capital markets)                                                 42,688        2,322,508
                                                                                               --------------
                                                                                                   84,018,344
                                                                                               --------------
  UNITED KINGDOM (20.3%)
  ARM Holdings PLC (semiconductors &
     semiconductor equipment)                                                        643,400        1,397,175
  BP PLC, Sponsored ADR (oil, gas & consumable fuels)     (d)                        169,133       12,265,525
  Cadbury Schweppes PLC, Sponsored ADR (food products)    (b) (d)                     34,700        1,362,322
& Diageo PLC (beverages)                                                           1,053,261       18,514,096
& Diageo PLC, Sponsored ADR (beverages)                   (d)                         12,716          894,189
  GlaxoSmithKline PLC, ADR (pharmaceuticals)              (d)                         58,900        3,258,937
  HSBC Holdings PLC, Sponsored ADR (commercial banks)     (b) (d)                     36,700        3,338,232
  Lloyds TSB Group PLC (commercial banks)                                          1,343,200       13,524,036
  Lloyds TSB Group PLC, Sponsored ADR (commercial banks)  (b) (d)                     25,610        1,030,546
  Man Group PLC (capital markets)                                                     98,781        4,528,192
  Provident Financial PLC (consumer finance)                                       1,134,556       12,345,217
  Royal Bank of Scotland Group PLC (commercial banks)                                262,000        8,525,627

  Royal Dutch Shell PLC Class A, ADR
     (oil, gas & consumable fuels)                        (b) (d)                     51,000        3,610,800
  Scottish & Southern Energy PLC (electric utilities)                                306,330        6,923,916
  Smith & Nephew PLC (health care equipment & supplies)                              768,241        6,615,692
& Tesco PLC (food & staples retailing)                                             4,752,573       31,915,716
  Vodafone Group PLC, ADR
     (wireless telecommunication services)                (b) (d)                    479,325       10,391,766
                                                                                               --------------
                                                                                                  140,441,984
                                                                                               --------------
  UNITED STATES (1.2%)
  AFLAC, Inc. (insurance)                                                            195,200        8,616,128
                                                                                               --------------
  Total Common Stocks
     (Cost $570,403,017)                                                                          626,500,520
                                                                                               --------------

                                                                                NUMBER OF
                                                                                WARRANTS            VALUE
                                                                            ----------------   --------------
  WARRANTS (3.3%)
  IRELAND (3.3%)
& Ryanair Holdings PLC
     Strike Price E0.000001
     Expire 3/21/08 (airlines)                            (a) (e)                  2,238,042       22,722,337
                                                                                               --------------
  Total Warrants
     (Cost $17,929,035)                                                                            22,722,337
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (8.6%)
  COMMERCIAL PAPER (3.5%)
  UNITED STATES (3.5%)
  Barton Capital LLC
     5.272%, due 8/2/06 (capital markets)                 (f)               $      1,064,342        1,064,342
     5.33%, due 8/15/06 (capital markets)                 (f)                      1,786,957        1,786,957
  Charta LLC
     5.405%, due 9/11/06 (capital markets)                (f)                      1,429,566        1,429,566
  Den Danske Bank
     5.299%, due 8/8/06 (capital markets)                 (f)                      2,859,132        2,859,132
  Edison Asset Securitization LLC
     5.283%, due 8/4/06 (capital markets)                 (f)                      1,771,292        1,771,292
  Galaxy Funding
     5.408%, due 9/19/06 (capital markets)                (f)                      1,429,566        1,429,566
  General Electric Capital Corp.
     5.274%, due 8/3/06 (capital markets)                 (f)                      3,573,915        3,573,915
  Lexington Parker Capital Co.
     5.341%, due 8/14/06 (capital markets)                (f)                      1,786,957        1,786,957
  Liberty Street Funding Corp.
     5.364%, due 8/23/06 (capital markets)                (f)                      1,771,054        1,771,054
  Old Line Funding LLC
     5.417%, due 9/12/06 (capital markets)                (f)                      1,404,997        1,404,997
  Paradigm Funding LLC
     5.301%, due 8/3/06 (capital markets)                 (f)                      1,786,957        1,786,957
  Rabobank USA Finance Corp.
     5.28%, due 8/1/06 (capital markets)                  (g)                        125,000          125,000
  Ranger Funding LLC
     5.265%, due 8/1/06 (capital markets)                 (f)                      1,072,174        1,072,174
  Sheffield Receivables Corp.
     5.317%, due 8/10/06 (capital markets)                (f)                      1,060,599        1,060,599
  Westpac
     5.416%, due 9/15/06 (capital markets)                (f)                      1,041,787        1,041,787
                                                                                               --------------
  Total Commercial Paper
     (Cost $23,964,295)                                                                            23,964,295
                                                                                               --------------

                                                                                 SHARES            VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (1.2%)
  UNITED STATES (1.2%)
  BGI Institutional Money Market Fund (capital markets)   (f)                      8,536,402        8,536,402
                                                                                               --------------
  Total Investment Company
     (Cost $8,536,402)                                                                              8,536,402
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.2%)
  UNITED STATES (0.2%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $1,429,781 (Collateralized by
  various bonds with a Principal Amount of $1,442,967
  and a Market Value of $1,477,337) (capital markets)     (f)               $      1,429,566        1,429,566
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $1,429,566)                                                                              1,429,566
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  TIME DEPOSITS (3.7%)
  UNITED STATES (3.7%)
  Bank of America
     5.27%, due 9/22/06 (capital markets)                 (f) (h)                  3,573,915        3,573,915
  Bank of Montreal
     5.35%, due 8/28/06 (capital markets)                 (f)                      2,859,132        2,859,132
  Calyon
     5.265%, due 8/2/06 (capital markets)                 (f)                      2,501,740        2,501,740
  Deutsche Bank
     5.30%, due 8/9/06 (capital markets)                  (f)                      2,859,132        2,859,132
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06 (capital markets)                  (f)                      2,859,132        2,859,132
  Societe Generale North America, Inc.
     5.31%, due 8/1/06 (capital markets)                  (f)                      5,459,765        5,459,765
  UBS AG
     5.34%, due 8/21/06 (capital markets)                 (f)                      2,859,132        2,859,132
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06 (capital markets)                  (f)                      2,859,132        2,859,132
                                                                                               --------------
  Total Time Deposits
     (Cost $25,831,080)                                                                            25,831,080
                                                                                               --------------
  Total Short-Term Investments
     (Cost $59,761,343)                                                                            59,761,343
                                                                                               --------------
  Total Investments
     (Cost $648,093,395)                                  (i)                          102.4%     708,984,200(j)
  Liabilities in Excess of
     Cash and Other Assets                                                              (2.4)     (16,512,892)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  692,471,308
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  GDR - Global Depositary Receipt.

(d)  ADR - American Depositary Receipt.

(e)  May be sold to institutional investors only.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g) Represents security, or a portion thereof, which is segregated or designated as collateral for foreign currency forward contracts.

(h)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(i)  The cost for federal income tax purposes is $648,199,802.

(j) At July 31, 2006 net unrealized appreciation for securities was $60,784,398, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $68,450,540 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,666,142.

The following abbreviations are used in the above portfolio:

E - Euro

As of July 31, 2006, the Fund held the following currencies:

                       CURRENCY           COST         VALUE
                   ----------------   -----------   -----------
Euro               E        221,371   $   282,285   $   282,503
Danish Krone       DK        17,248         2,963         2,950
Hong Kong Dollar   HK$      179,655        23,104        23,118
Japanese Yen       Y  3,383,372,541    29,536,754    29,565,889
Pound Sterling     L      7,144,721    13,109,804    13,339,552
                                      -----------   -----------
                                      $42,954,910   $43,214,012
                                      ===========   ===========

As of July 31, 2006, the Fund had the following open foreign currency forward contracts:

                                                         CONTRACT     CONTRACT
                                                          AMOUNT       AMOUNT      UNREALIZED
                                                        PURCHASED       SOLD      APPRECIATION
                                                       -----------   ----------   ------------
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/30/06   A$4,361,143   $3,275,000      $59,330
Pound Sterling vs. U.S. Dollar, expiring 12/18/06      L 3,359,155   $6,250,000       38,943
                                                                                     -------
Net unrealized appreciation on foreign
   currency forward contracts:                                                       $98,273
                                                                                     =======

                                                             CONTRACT         CONTRACT        UNREALIZED
                                                              AMOUNT           AMOUNT        APPRECIATION/
                                                               SOLD          PURCHASED      (DEPRECIATION)
                                                           ------------   ---------------   --------------
Foreign Currency Sell Contracts
Canadian Dollar vs. Australian Dollar, expiring 8/14/06    C$11,530,000   A$   13,618,645     $ 228,405
Canadian Dollar vs. Australian Dollar, expiring 11/30/06   C$24,645,000   A$   29,588,098       732,737
Canadian Dollar vs. Swedish Krona, expiring 12/08/06       C$ 1,720,000   SK   10,970,160         6,637
Euro Dollar vs. Japanese Yen, expiring 11/27/06            E 30,658,000   Y 4,348,530,720      (785,094)
Euro Dollar vs. Japanese Yen, expiring 1/12/07             E  3,977,921   Y   574,020,000         4,079
Swiss Franc vs. Japanese Yen, expiring 12/06/06            CF44,735,000   Y 4,110,445,528      (259,636)
                                                                                              ---------
Net unrealized depreciation on foreign currency forward
   contracts:                                                                                 $ (72,872)
                                                                                              =========

MAINSTAY LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                 SHARES            VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (96.9%)                                   +
  AEROSPACE & DEFENSE (4.2%)
  Rockwell Collins, Inc.                                                              93,800   $    5,006,106
& United Technologies Corp.                                                          240,600       14,962,914
                                                                                               --------------
                                                                                                   19,969,020
                                                                                               --------------
  BIOTECHNOLOGY (4.8%)
  Amgen, Inc.                                             (a)                         96,500        6,729,910
  Genentech, Inc.                                         (a)                        108,000        8,728,560
  Gilead Sciences, Inc.                                   (a)                        127,100        7,814,108
                                                                                               --------------
                                                                                                   23,272,578
                                                                                               --------------
  CAPITAL MARKETS (8.0%)
  Franklin Resources, Inc.                                                           138,300       12,647,535
& Goldman Sachs Group, Inc. (The)                                                    106,700       16,298,425
  Merrill Lynch & Co., Inc.                                                           73,600        5,359,552
  T. Rowe Price Group, Inc.                                                          104,400        4,312,764
                                                                                               --------------
                                                                                                   38,618,276
                                                                                               --------------
  CHEMICALS (2.6%)
  Ecolab, Inc.                                            (b)                        129,500        5,577,565
  Monsanto Co.                                                                       161,400        6,938,586
                                                                                               --------------
                                                                                                   12,516,151
                                                                                               --------------
  COMMERCIAL SERVICES & SUPPLIES (0.5%)
  Robert Half International, Inc.                                                     68,900        2,229,604
                                                                                               --------------
  COMMUNICATIONS EQUIPMENT (8.9%)
  Cisco Systems, Inc.                                     (a)                        663,400       11,841,690
  Comverse Technology, Inc.                               (a)                        242,800        4,705,464
  Corning, Inc.                                           (a)                        317,600        6,056,632
  Motorola, Inc.                                                                     250,200        5,694,552
& QUALCOMM, Inc.                                                                     402,200       14,181,572
                                                                                               --------------
                                                                                                   42,479,910
                                                                                               --------------
  COMPUTERS & PERIPHERALS (4.2%)
  Apple Computer, Inc.                                    (a)                         82,900        5,633,884
  Hewlett-Packard Co.                                                                198,000        6,318,180
  Network Appliance, Inc.                                 (a)                        279,600        8,301,324
                                                                                               --------------
                                                                                                   20,253,388
                                                                                               --------------
  CONSUMER FINANCE (5.1%)
  American Express Co.                                                               189,000        9,839,340
& SLM Corp.                                                                          288,400       14,506,520
                                                                                               --------------
                                                                                                   24,345,860
                                                                                               --------------

  DIVERSIFIED FINANCIAL SERVICES (1.8%)
  Chicago Mercantile Exchange Holdings, Inc.              (b)                         19,000        8,762,800
                                                                                               --------------
  ELECTRICAL EQUIPMENT (0.8%)
  Emerson Electric Co.                                                                49,900        3,938,108
                                                                                               --------------
  ENERGY EQUIPMENT & SERVICES (5.4%)
  National-Oilwell Varco, Inc.                            (a)                        109,500        7,340,880
& Schlumberger, Ltd.                                                                 277,800       18,570,930
                                                                                               --------------
                                                                                                   25,911,810
                                                                                               --------------
  FOOD & STAPLES RETAILING (4.2%)
  CVS Corp.                                                                          252,900        8,274,888
  Walgreen Co.                                                                       251,300       11,755,814
                                                                                               --------------
                                                                                                   20,030,702
                                                                                               --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
  Alcon, Inc.                                             (b)                         52,500        5,797,050
  Medtronic, Inc.                                                                    100,500        5,077,260
                                                                                               --------------
                                                                                                   10,874,310
                                                                                               --------------
  HEALTH CARE PROVIDERS & SERVICES (3.9%)
  Caremark Rx, Inc.                                                                  228,600       12,070,080
  Quest Diagnostics, Inc.                                                            111,300        6,691,356
                                                                                               --------------
                                                                                                   18,761,436
                                                                                               --------------
  HOTELS, RESTAURANTS & LEISURE (0.5%)
  Harrah's Entertainment, Inc.                                                        39,100        2,350,301
                                                                                               --------------
  HOUSEHOLD PRODUCTS (3.0%)
& Procter & Gamble Co. (The)                                                         253,700       14,257,940
                                                                                               --------------
  INDUSTRIAL CONGLOMERATES (3.4%)
& General Electric Co.                                                               500,400       16,358,076
                                                                                               --------------
  INTERNET SOFTWARE & SERVICES (3.2%)
& Google, Inc. Class A                                    (a)                         33,100       12,796,460
  Yahoo!, Inc.                                            (a)                         86,900        2,358,466
                                                                                               --------------
                                                                                                   15,154,926
                                                                                               --------------
  IT SERVICES (1.4%)
  Paychex, Inc.                                                                      197,300        6,743,714
                                                                                               --------------
  LIFE SCIENCES TOOLS & SERVICES (1.0%)
  Fisher Scientific International, Inc.                   (a)                         65,200        4,831,972
                                                                                               --------------
  MACHINERY (3.1%)
& Danaher Corp.                                                                      231,800       15,113,360
                                                                                               --------------
  MEDIA (1.5%)
  Comcast Corp. Class A                                   (a)                        208,300        7,140,524
                                                                                               --------------
  MULTILINE RETAIL (2.4%)
  Kohl's Corp.                                            (a)                         84,000        4,756,920

  Target Corp.                                                                       145,000        6,658,400
                                                                                               --------------
                                                                                                   11,415,320
                                                                                               --------------
  OIL, GAS & CONSUMABLE FUELS (3.8%)
  Chesapeake Energy Corp.                                                            159,700        5,254,130
  ExxonMobil Corp.                                                                    84,100        5,696,934
  XTO Energy, Inc.                                                                   154,800        7,274,052
                                                                                               --------------
                                                                                                   18,225,116
                                                                                               --------------
  PHARMACEUTICALS (3.0%)
  Allergan, Inc.                                                                      69,900        7,538,715
  Wyeth                                                                              146,600        7,105,702
                                                                                               --------------
                                                                                                   14,644,417
                                                                                               --------------
  ROAD & RAIL (1.2%)
  CSX Corp.                                                                           93,400        5,667,512
                                                                                               --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
  Linear Technology Corp.                                 (b)                        297,400        9,620,890
                                                                                               --------------
  SOFTWARE (1.7%)
  BEA Systems, Inc.                                       (a)                        417,800        4,904,972
  Salesforce.com, Inc.                                    (a) (b)                    118,600        3,048,020
                                                                                               --------------
                                                                                                    7,952,992
                                                                                               --------------
  SPECIALTY RETAIL (1.0%)
  Lowe's Cos., Inc.                                                                  164,200        4,655,070
                                                                                               --------------
  TEXTILES, APPAREL & LUXURY GOODS (1.4%)
  Coach, Inc.                                             (a)                        242,200        6,953,562
                                                                                               --------------
  TRADING COMPANIES & DISTRIBUTORS (2.4%)
  Fastenal Co.                                                                       180,800        6,431,056
  WESCO International, Inc.                               (a)                         88,400        5,149,300
                                                                                               --------------
                                                                                                   11,580,356
                                                                                               --------------
  WIRELESS TELECOMMUNICATION SERVICES (4.2%)
& America Movil S.A. de C.V. Class L, ADR                 (c)                        353,500       12,648,230
  NII Holdings, Inc.                                      (a)                        139,700        7,373,366
                                                                                               --------------
                                                                                                   20,021,596
                                                                                               --------------
  Total Common Stocks
     (Cost $442,704,429)                                                                          464,651,597
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (5.1%)
  COMMERCIAL PAPER (2.1%)
  Barton Capital LLC
     5.272%, due 8/2/06                                   (d)               $        438,705          438,705
     5.33%, due 8/15/06                                   (d)                        736,556          736,556
  Charta LLC

     5.405%, due 9/11/06                                  (d)                        589,245          589,245
  Den Danske Bank
     5.299%, due 8/8/06                                   (d)                      1,178,489        1,178,489
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (d)                        730,099          730,099
  Galaxy Funding
     5.408%, due 9/19/06                                  (d)                        589,245          589,245
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (d)                      1,473,112        1,473,112
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (d)                        736,556          736,556
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (d)                        730,000          730,000
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (d)                        579,118          579,118
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (d)                        736,556          736,556
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (d)                        441,934          441,934
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (d)                        437,162          437,162
  Westpac
     5.416%, due 9/15/06                                  (d)                        429,408          429,408
                                                                                               --------------
  Total Commercial Paper
     (Cost $9,826,185)                                                                              9,826,185
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  Investment Company (0.7%)
  BGI Institutional Money Market Fund                     (d)                      3,518,571        3,518,571
                                                                                               --------------
  Total Investment Company
     (Cost $3,518,571)                                                                              3,518,571
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $589,333 (Collateralized by
  various bonds with a Principal Amount of $594,768
  and a Market Value of $608,935)                         (d)               $        589,245          589,245
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $589,245)                                                                                  589,245
                                                                                               --------------
  TIME DEPOSITS (2.2%)
  Bank of America
     5.27%, due 9/22/06                                   (d) (e)                  1,473,112        1,473,112
  Bank of Montreal
     5.35%, due 8/28/06                                   (d)                      1,178,489        1,178,489
  Calyon
     5.265%, due 8/2/06                                   (d)                      1,031,178        1,031,178
  Deutsche Bank
     5.30%, due 8/9/06                                    (d)                      1,178,489        1,178,489
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (d)                      1,178,489        1,178,489

  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (d)                      2,250,430        2,250,430
  UBS AG
     5.34%, due 8/21/06                                   (d)                      1,178,489        1,178,489
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (d)                      1,178,489        1,178,489
                                                                                               --------------
  Total Time Deposits
     (Cost $10,647,165)                                                                            10,647,165
                                                                                               --------------
  Total Short-Term Investments
     (Cost $24,581,166)                                                                            24,581,166
                                                                                               --------------
  Total Investments
     (Cost $467,285,595)                                  (f)                          102.0%     489,232,763(g)
  Liabilities in Excess of
     Cash and Other Assets                                                              (2.0)      (9,507,224)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  479,725,539
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(f)  The cost for federal income tax purposes is $468,472,265.

(g) At July 31, 2006 net unrealized appreciation was $20,760,498, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $32,976,750 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,216,252.

MAINSTAY MAP FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                 SHARES            VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (94.6%)                                   +
  AEROSPACE & DEFENSE (3.7%)
  Boeing Co. (The)                                                                    45,100   $    3,491,642
  GenCorp, Inc.                                           (a) (b)                     28,000          411,880
  Hexcel Corp.                                            (a)                          9,000          129,330
  Honeywell International, Inc.                                                      585,750       22,668,525
  Lockheed Martin Corp.                                                               25,300        2,015,904
  Northrop Grumman Corp.                                                             194,328       12,862,570
  Orbital Sciences Corp.                                  (a)                        119,800        2,145,618
  Raytheon Co.                                                                       173,600        7,824,152
                                                                                               --------------
                                                                                                   51,549,621
                                                                                               --------------
  AIRLINES (0.4%)
  Southwest Airlines Co.                                                             349,100        6,280,309
                                                                                               --------------
  AUTO COMPONENTS (0.1%)
  Goodyear Tire & Rubber Co. (The)                        (a) (b)                     95,650        1,052,150
                                                                                               --------------
  BEVERAGES (0.4%)
  Coca-Cola Co. (The)                                                                 70,600        3,141,700
  PepsiCo, Inc.                                                                       49,141        3,114,557
                                                                                               --------------
                                                                                                    6,256,257
                                                                                               --------------
  BIOTECHNOLOGY (3.0%)
  Amgen, Inc.                                             (a)                        188,800       13,166,912
  Celgene Corp.                                           (a)                        127,292        6,096,014
  Cubist Pharmaceuticals, Inc.                            (a) (b)                     77,438        1,774,879
  Genentech, Inc.                                         (a)                        251,900       20,358,558
  MedImmune, Inc.                                         (a)                         12,200          309,636
                                                                                               --------------
                                                                                                   41,705,999
                                                                                               --------------
  CAPITAL MARKETS (3.7%)
  Ameriprise Financial, Inc.                                                          73,560        3,280,776
  Jefferies Group, Inc.                                                              132,600        3,444,948
  Knight Capital Group, Inc. Class A                      (a)                         24,432          404,105
  Merrill Lynch & Co., Inc.                                                          158,600       11,549,252
  Morgan Stanley                                                                     377,500       25,103,750
  Northern Trust Corp.                                                                20,055        1,145,140
  State Street Corp.                                                                  72,500        4,354,350
  Waddell & Reed Financial, Inc. Class A                                              78,000        1,698,060
                                                                                               --------------
                                                                                                   50,980,381
                                                                                               --------------
  CHEMICALS (2.7%)
  Chemtura Corp.                                                                      16,900          145,509
  E.I. du Pont de Nemours & Co.                                                      378,200       14,999,412
  Eastman Chemical Co.                                                                19,150          950,414
  Monsanto Co.                                                                       497,414       21,383,828
  Mosaic Co. (The)                                        (a)                         13,250          207,892
                                                                                               --------------
                                                                                                   37,687,055
                                                                                               --------------

  COMMERCIAL BANKS (0.8%)
  Popular, Inc.                                                                      431,271        7,758,565
  Wachovia Corp.                                                                      75,300        4,038,339
                                                                                               --------------
                                                                                                   11,796,904
                                                                                               --------------
  COMMERCIAL SERVICES & SUPPLIES (0.8%)
  Adesa, Inc.                                             (b)                         40,800          832,728
  Cendant Corp.                                                                      130,700        1,961,807
  Coinstar, Inc.                                          (a)                         34,267          835,772
  Covanta Holding Corp.                                   (a)                        261,473        4,614,998
  Korn/Ferry International                                (a)                         24,600          456,822
  On Assignment, Inc.                                     (a)                         19,300          165,015
  PHH Corp.                                               (a)                         36,220          905,862
  Waste Management, Inc.                                                              38,000        1,306,440
                                                                                               --------------
                                                                                                   11,079,444
                                                                                               --------------
  COMMUNICATIONS EQUIPMENT (2.2%)
  ADC Telecommunications, Inc.                            (a)                         61,725          754,897
  Blue Coat Systems, Inc.                                 (a)                         30,163          433,744
  CommScope, Inc.                                         (a)                          5,659          176,731
  Finisar Corp.                                           (a) (b)                    333,489          933,769
  Harris Corp.                                                                       259,400       11,815,670
  Motorola, Inc.                                                                     640,750       14,583,470
  NETGEAR, Inc.                                           (a) (b)                     13,868          268,346
  NMS Communications Corp.                                (a)                        167,936          387,932
  Nortel Networks Corp.                                   (a)                          5,472           10,725
  Polycom, Inc.                                           (a)                         68,298        1,516,216
  Stratex Networks, Inc.                                  (a)                        113,608          398,764
                                                                                               --------------
                                                                                                   31,280,264
                                                                                               --------------
  COMPUTERS & PERIPHERALS (1.6%)
  ActivIdentity Corp.                                     (a)                         49,567          235,939
  Hewlett-Packard Co.                                                                609,200       19,439,572
  Innovex, Inc.                                           (a)                         31,000           98,890
  McData Corp. Class A                                    (a)                         65,100          208,320
  Sun Microsystems, Inc.                                  (a)                        561,797        2,443,817
                                                                                               --------------
                                                                                                   22,426,538
                                                                                               --------------
  CONSTRUCTION & ENGINEERING (0.4%)
  Chicago Bridge & Iron Co. N.V.                                                      42,000        1,018,920
  Foster Wheeler, Ltd.                                    (a)                         32,836        1,252,365
  Jacobs Engineering Group, Inc.                          (a)                         36,900        3,062,331
                                                                                               --------------
                                                                                                    5,333,616
                                                                                               --------------
  CONSTRUCTION MATERIALS (0.2%)
  Vulcan Materials Co.                                                                51,889        3,475,006
                                                                                               --------------
  CONSUMER FINANCE (1.4%)
  American Express Co.                                                               367,800       19,147,668
                                                                                               --------------
  CONTAINERS & PACKAGING (0.0%)                           ++
  Smurfit-Stone Container Corp.                           (a)                          8,050           81,466
                                                                                               --------------
  DIVERSIFIED CONSUMER SERVICES (0.0%)                    ++
  Vertrue, Inc.                                           (a)                          3,800          161,348
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (8.2%)
& Bank of America Corp.                                                              643,824       33,176,251

  CIT Group, Inc.                                                                     54,200        2,488,322
& Citigroup, Inc.                                                                    885,300       42,768,843
& JPMorgan Chase & Co.                                                               782,100       35,679,402
                                                                                               --------------
                                                                                                  114,112,818
                                                                                               --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
  AT&T, Inc.                                                                           7,500          224,925
  Cincinnati Bell, Inc.                                   (a)                        188,750          756,887
  Embarq Corp.                                            (a)                          5,245          237,336
  Global Crossing, Ltd.                                   (a) (b)                     24,823          378,551
                                                                                               --------------
                                                                                                    1,597,699
                                                                                               --------------
  ELECTRIC UTILITIES (2.5%)
  ALLETE, Inc.                                                                         9,000          417,780
  American Electric Power Co., Inc.                                                   60,000        2,167,200
  Duquesne Light Holdings, Inc.                                                       61,800        1,203,246
  Entergy Corp.                                                                      369,600       28,496,160
  Westar Energy, Inc.                                                                136,100        3,143,910
                                                                                               --------------
                                                                                                   35,428,296
                                                                                               --------------
  ELECTRICAL EQUIPMENT (0.2%)
  Rockwell Automation, Inc.                                                           39,000        2,417,220
                                                                                               --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
  Agilent Technologies, Inc.                              (a)                        185,550        5,277,042
  Itron, Inc.                                             (a) (b)                      4,246          197,609
  Sanmina-SCI Corp.                                       (a)                        384,039        1,328,775
  Solectron Corp.                                         (a)                        385,500        1,164,210
  Symbol Technologies, Inc.                                                          286,556        3,166,444
                                                                                               --------------
                                                                                                   11,134,080
                                                                                               --------------
  ENERGY EQUIPMENT & SERVICES (2.1%)
  ENSCO International, Inc.                                                            8,900          411,358
  Halliburton Co.                                                                    657,450       21,932,532
  Key Energy Services, Inc.                               (a)                         70,200        1,035,450
  Newpark Resources, Inc.                                 (a)                        159,750          979,267
  Parker Drilling Co.                                     (a)                         71,600          519,816
  Schlumberger, Ltd.                                                                  27,100        1,811,635
  Tidewater, Inc.                                                                     41,100        1,960,881
                                                                                               --------------
                                                                                                   28,650,939
                                                                                               --------------
  FOOD & STAPLES RETAILING (2.6%)
  CVS Corp.                                                                          162,476        5,316,215
  Longs Drug Stores Corp.                                 (b)                         21,200          871,744
  Pathmark Stores, Inc.                                   (a)                         92,017          788,586
  Rite Aid Corp.                                          (a) (b)                     83,850          353,847
  Wal-Mart Stores, Inc.                                                              651,350       28,985,075
                                                                                               --------------
                                                                                                   36,315,467
                                                                                               --------------
  FOOD PRODUCTS (0.9%)
  Archer-Daniels-Midland Co.                                                         233,340       10,266,960
  Bunge, Ltd.                                             (b)                         41,000        2,237,780
                                                                                               --------------
                                                                                                   12,504,740
                                                                                               --------------
  GAS UTILITIES (0.2%)
  National Fuel Gas Co.                                                               13,900          516,246
  Nicor, Inc.                                             (b)                         21,050          922,411

  Peoples Energy Corp.                                                                42,400        1,789,704
                                                                                               --------------
                                                                                                    3,228,361
                                                                                               --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
  ArthroCare Corp.                                        (a) (b)                     19,110          841,604
& Baxter International, Inc.                                                         781,400       32,818,800
  Boston Scientific Corp.                                 (a)                        472,850        8,043,178
  Gen-Probe, Inc.                                         (a)                         25,068        1,302,283
  Hospira, Inc.                                           (a)                         36,000        1,572,840
  SurModics, Inc.                                         (a) (b)                     13,792          493,064
                                                                                               --------------
                                                                                                   45,071,769
                                                                                               --------------
  HEALTH CARE PROVIDERS & SERVICES (0.5%)
  Aetna, Inc.                                                                        157,100        4,947,079
  Humana, Inc.                                            (a)                         29,200        1,633,156
  SunLink Health Systems, Inc.                            (a)                         42,025          386,630
  Universal Health Services, Inc. Class B                 (b)                          3,000          168,000
                                                                                               --------------
                                                                                                    7,134,865
                                                                                               --------------
  HEALTH CARE TECHNOLOGY (0.1%)
  Emdeon Corp.                                            (a)                         91,346        1,098,892
                                                                                               --------------
  HOTELS, RESTAURANTS & LEISURE (2.9%)
  Hilton Hotels Corp.                                                                137,800        3,297,554
& McDonald's Corp.                                                                 1,060,000       37,513,400
                                                                                               --------------
                                                                                                   40,810,954
                                                                                               --------------
  HOUSEHOLD DURABLES (0.0%)                               ++
  Newell Rubbermaid, Inc.                                                              9,500          250,420
                                                                                               --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
  AES Corp. (The)                                         (a)                        127,957        2,541,226
  Black Hills Corp.                                                                   14,150          506,995
  Dynegy, Inc. Class A                                    (a)                        265,700        1,495,891
                                                                                               --------------
                                                                                                    4,544,112
                                                                                               --------------
  INDUSTRIAL CONGLOMERATES (4.4%)
  3M Co.                                                                              16,390        1,153,856
& General Electric Co.                                                             1,330,400       43,490,776
  Tyco International, Ltd.                                                           650,758       16,978,276
                                                                                               --------------
                                                                                                   61,622,908
                                                                                               --------------
  INSURANCE (9.1%)
  Allstate Corp. (The)                                                               123,400        7,011,588
& American International Group, Inc.                                                 539,900       32,755,733
  Aon Corp.                                                                          803,000       27,486,690
  Marsh & McLennan Cos., Inc.                                                         14,700          397,341
  MetLife, Inc.                                           (b)                        402,400       20,924,800
  Ohio Casualty Corp.                                                                126,873        3,288,548
  Phoenix Cos., Inc. (The)                                                            11,700          159,120
  Principal Financial Group, Inc.                                                     63,000        3,402,000
  St. Paul Travelers Cos., Inc. (The)                                                525,910       24,086,678
  USI Holdings Corp.                                      (a) (b)                     48,271          599,526
  W.R. Berkley Corp.                                                                 176,950        6,370,200
                                                                                               --------------
                                                                                                  126,482,224
                                                                                               --------------
  INTERNET & CATALOG RETAIL (0.3%)

  Liberty Media Holding Corp. - Interactive Class A       (a)                        160,325        2,640,553
  Priceline.com, Inc.                                     (a) (b)                     42,036        1,129,928
  Stamps.com, Inc.                                        (a) (b)                     34,174          696,808
                                                                                               --------------
                                                                                                    4,467,289
                                                                                               --------------
  INTERNET SOFTWARE & SERVICES (0.4%)
  Internet Capital Group, Inc.                            (a)                         18,400          162,288
  S1 Corp.                                                (a)                        330,066        1,419,284
  Yahoo!, Inc.                                            (a)                        131,554        3,570,376
                                                                                               --------------
                                                                                                    5,151,948
                                                                                               --------------
  IT SERVICES (0.7%)
  BISYS Group, Inc. (The)                                 (a)                         19,400          238,232
  CheckFree Corp.                                         (a)                          9,300          413,850
  Computer Sciences Corp.                                 (a)                         29,300        1,535,027
  eFunds Corp.                                            (a)                        275,694        5,797,845
  Electronic Data Systems Corp.                                                       38,000          908,200
  First Data Corp.                                                                    15,526          634,237
                                                                                               --------------
                                                                                                    9,527,391
                                                                                               --------------
  LIFE SCIENCES TOOLS & SERVICES (0.2%)
  Nektar Therapeutics                                     (a) (b)                    162,257        2,644,789
                                                                                               --------------
  MACHINERY (1.0%)
  Caterpillar, Inc.                                                                  189,100       13,401,517
                                                                                               --------------
  MARINE (0.9%)
  American Commercial Lines, Inc.                         (a) (b)                    234,573       12,889,786
                                                                                               --------------
  MEDIA (0.9%)
  Cablevision Systems Corp. New York Group Class A                                    55,700        1,239,325
  Comcast Corp. Class A                                   (a)                         64,800        2,227,824
  DIRECTV Group, Inc. (The)                               (a)                         46,800          797,940
  Discovery Holding Co. Class A                           (a)                         43,787          583,243
  Dow Jones & Co., Inc.                                   (b)                          5,500          192,720
  Gemstar-TV Guide International, Inc.                    (a)                        143,586          413,528
  Liberty Global, Inc. Class A                            (a)                         50,110        1,094,904
  Liberty Global, Inc. Class C                            (a)                         50,819        1,076,346
  Liberty Media Holding Corp. - Capital Class A           (a)                         32,065        2,616,825
  PRIMEDIA, Inc.                                          (a)                        119,578          199,695
  Time Warner, Inc.                                                                  121,600        2,006,400
                                                                                               --------------
                                                                                                   12,448,750
                                                                                               --------------
  METALS & MINING (1.4%)
  United States Steel Corp.                                                          313,850       19,794,519
                                                                                               --------------
  MULTILINE RETAIL (0.1%)
  Big Lots, Inc.                                          (a)                         67,200        1,085,952
                                                                                               --------------
  MULTI-UTILITIES (4.7%)
  CMS Energy Corp.                                        (a)                        128,300        1,797,483
  Dominion Resources, Inc.                                                           355,500       27,899,640
  DTE Energy Co.                                                                      52,300        2,213,336
  Duke Energy Corp.                                                                1,047,600       31,763,232
  Sempra Energy                                                                       29,000        1,399,540
                                                                                               --------------
                                                                                                   65,073,231
                                                                                               --------------

  OFFICE ELECTRONICS (0.0%)                               ++
  Xerox Corp.                                             (a)                         25,100          353,659
                                                                                               --------------
  OIL, GAS & CONSUMABLE FUELS (9.4%)
  Anadarko Petroleum Corp.                                                            88,400        4,043,416
  Apache Corp.                                                                       108,800        7,667,136
  Chesapeake Energy Corp.                                 (b)                         85,500        2,812,950
  Chevron Corp.                                                                       97,362        6,404,472
  ConocoPhillips                                                                      32,778        2,249,882
  Devon Energy Corp.                                      (b)                        269,742       17,436,123
& ExxonMobil Corp.                                                                   525,400       35,590,596
  Hess Corp.                                              (b)                         49,500        2,618,550
  International Coal Group, Inc.                          (a) (b)                    252,500        1,696,800
  James River Coal Co.                                    (a)                          8,783          190,942
  Kinder Morgan, Inc.                                                                 54,450        5,553,900
  Marathon Oil Corp.                                                                 318,700       28,886,968
  Murphy Oil Corp.                                                                    38,400        1,976,064
  Noble Energy, Inc.                                                                  68,100        3,446,541
  Pogo Producing Co.                                      (b)                        173,700        7,689,699
  Williams Cos., Inc. (The)                                                          113,100        2,742,675
                                                                                               --------------
                                                                                                  131,006,714
                                                                                               --------------
  PAPER & FOREST PRODUCTS (0.5%)
  International Paper Co.                                                             87,400        3,000,442
  MeadWestvaco Corp.                                                                  75,005        1,959,131
  Weyerhaeuser Co.                                                                    38,600        2,264,276
                                                                                               --------------
                                                                                                    7,223,849
                                                                                               --------------
  PHARMACEUTICALS (4.7%)
  Abbott Laboratories                                                                427,250       20,409,733
  Andrx Corp.                                             (a) (b)                     30,400          725,040
  Bristol-Myers Squibb Co.                                                           227,900        5,462,763
& Novartis AG, ADR                                        (c)                        604,900       34,007,478
  Schering-Plough Corp.                                                               80,900        1,653,596
  Teva Pharmaceutical Industries, Ltd. Sponsored ADR      (c)                        117,998        3,903,374
                                                                                               --------------
                                                                                                   66,161,984
                                                                                               --------------
  REAL ESTATE INVESTMENT TRUSTS (0.7%)
  Boykin Lodging Co.                                      (a)                        118,222        1,269,704
  CapitalSource, Inc.                                     (b)                         15,949          376,237
  Crescent Real Estate Equities Co.                                                   20,100          392,352
  Friedman, Billings, Ramsey Group, Inc. Class A          (b)                         23,100          212,058
  Health Care Property Investors, Inc.                    (b)                        161,946        4,440,559
  United Dominion Realty Trust, Inc.                                                 126,870        3,533,330
                                                                                               --------------
                                                                                                   10,224,240
                                                                                               --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
  St. Joe Co. (The)                                       (b)                        103,500        4,647,150
                                                                                               --------------
  ROAD & RAIL (3.9%)
  Celadon Group, Inc.                                     (a)                        151,658        2,664,631
  CSX Corp.                                                                          242,700       14,727,036
  Norfolk Southern Corp.                                                             359,050       15,589,951
  Swift Transportation Co., Inc.                          (a)                         47,063        1,258,935
  Union Pacific Corp.                                                                230,000       19,550,000
  Werner Enterprises, Inc.                                                            17,265          310,770

                                                                                               --------------
                                                                                                   54,101,323
                                                                                               --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
  Applied Micro Circuits Corp.                            (a)                        317,050          817,989
  NVIDIA Corp.                                            (a)                        128,730        2,848,795
  ON Semiconductor Corp.                                  (a) (b)                     49,489          311,286
  Skyworks Solutions, Inc.                                (a)                         83,278          365,590
  Three-Five Systems, Inc.                                (a)                         91,500           20,130
  Vitesse Semiconductor Corp.                             (a) (b)                    585,152          550,043
  Zoran Corp.                                             (a)                         15,200          243,960
                                                                                               --------------
                                                                                                    5,157,793
                                                                                               --------------
  SOFTWARE (0.4%)
  Blackboard, Inc.                                        (a) (b)                     30,939          876,502
  Compuware Corp.                                         (a)                        374,872        2,620,355
  i2 Technologies, Inc.                                   (a) (b)                     63,781          797,263
  MSC.Software Corp.                                      (a)                         41,800          668,800
  TIBCO Software, Inc.                                    (a)                         36,000          286,560
  WatchGuard Technologies, Inc.                           (a)                         49,750          203,975
  Wind River Systems, Inc.                                (a) (b)                     45,199          373,796
                                                                                               --------------
                                                                                                    5,827,251
                                                                                               --------------
  SPECIALTY RETAIL (0.0%)                                 ++
  Circuit City Stores, Inc.                                                           15,900          389,550
  Restoration Hardware, Inc.                              (a) (b)                     21,022          142,950
                                                                                               --------------
                                                                                                      532,500
                                                                                               --------------
  THRIFTS & MORTGAGE FINANCE (0.2%)
  New York Community Bancorp, Inc.                        (b)                         16,900          275,977
  Washington Mutual, Inc.                                                             48,225        2,155,658
                                                                                               --------------
                                                                                                    2,431,635
                                                                                               --------------
  TOBACCO (2.4%)
& Altria Group, Inc.                                                                 416,100       33,275,517
                                                                                               --------------
  WIRELESS TELECOMMUNICATION SERVICES (1.6%)
  Sprint Nextel Corp.                                                              1,103,588       21,851,042
                                                                                               --------------
  Total Common Stocks
     (Cost $1,131,094,783)                                                                      1,321,979,619
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  CONVERTIBLE PREFERRED STOCK (0.1%)
  HOTELS, RESTAURANTS & LEISURE (0.1%)
  Six Flags, Inc.
     7.25%                                                (a)                         54,300        1,176,681
                                                                                               --------------
  Total Convertible Preferred Stock
     (Cost $1,238,513)                                                                              1,176,681
                                                                                               --------------

                                                                                NUMBER OF
                                                                                WARRANTS            VALUE
                                                                            ----------------   --------------
  WARRANTS (0.1%)
  MARINE (0.1%)
  American Commercial Lines, Inc.
     Strike Price $12.00

     Expire 1/12/09                                       (a) (d)                      6,765        1,405,767
                                                                                               --------------
  Total Warrants
     (Cost $3,173,826)                                                                              1,405,767
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  LONG-TERM BONDS (0.1%)
  CONVERTIBLE BONDS (0.1%)
  COMMERCIAL SERVICES (0.1%)
  Rewards Network, Inc.
     3.25%, due 10/15/23                                                    $      1,400,000        1,163,750
                                                                                               --------------
  INTERNET (0.0%)                                         ++
  i2 Technologies, Inc.
     5.25%, due 12/15/06                                                              98,000           97,510
                                                                                               --------------
  PHARMACEUTICALS (0.0%)                                  ++
  NPS Pharmaceuticals, Inc.
     3.00%, due 6/15/08                                                              583,000          494,821
                                                                                               --------------
  Total Convertible Bonds
     (Cost $1,788,098)                                                                              1,756,081
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  CORPORATE BOND (0.0%)                                   ++
  MARINE (0.0%)                                           ++
  American Commercial Lines LLC
     11.25%, due 1/1/08                                   (a) (d) (e)              5,511,870           37,419
                                                                                               --------------
  Total Corporate Bond
     (Cost $1,870)                                                                                     37,419
                                                                                               --------------
  Total Long-Term Bonds
     (Cost $1,789,968)                                                                              1,793,500
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (8.2%)
  COMMERCIAL PAPER (5.3%)
  Barton Capital LLC
     5.272%, due 8/2/06                                   (f)                      1,172,887        1,172,887
     5.33%, due 8/15/06                                   (f)                      1,969,198        1,969,198
  Charta LLC
     5.405%, due 9/11/06                                  (f)                      1,575,358        1,575,358
  Den Danske Bank
     5.299%, due 8/8/06                                   (f)                      3,150,717        3,150,717
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (f)                      1,951,935        1,951,935
  Galaxy Funding
     5.408%, due 9/19/06                                  (f)                      1,575,358        1,575,358
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (f)                      3,938,396        3,938,396
  Investors Bank & Trust Depository Receipt
     3.60%, due 8/1/06                                                            48,168,168       48,168,168
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (f)                      1,969,198        1,969,198

  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (f)                      1,951,672        1,951,672
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (f)                      1,548,284        1,548,284
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (f)                      1,969,198        1,969,198
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (f)                      1,181,519        1,181,519
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (f)                      1,168,763        1,168,763
  Westpac
     5.416%, due 9/15/06                                  (f)                      1,148,033        1,148,033
                                                                                               --------------
  Total Commercial Paper
     (Cost $74,438,684)                                                                            74,438,684
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (0.7%)
  BGI Institutional Money Market Fund                     (f)                      9,406,976        9,406,976
                                                                                               --------------
  Total Investment Company
     (Cost $9,406,976)                                                                              9,406,976
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
  8/1/06 Proceeds at Maturity $1,575,595
  (collateralized by various bonds with a Principal
  Amount of $1,590,126 and a Market Value of
  $1,628,001)                                             (f)               $      1,575,358        1,575,358
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $1,575,358)                                                                              1,575,358
                                                                                               --------------
  TIME DEPOSITS (2.1%)
  Bank of America
     5.27%, due 9/22/06                                   (f) (g)                  3,938,396        3,938,396
  Bank of Montreal
     5.35%, due 8/28/06                                   (f)                      3,150,717        3,150,717
  Calyon
     5.265%, due 8/2/06                                   (f)                      2,756,877        2,756,877
  Deutsche Bank
     5.30%, due 8/9/06                                    (f)                      3,150,717        3,150,717
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (f)                      3,150,717        3,150,717
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (f)                      6,016,572        6,016,572
  UBS AG
     5.34%, due 8/21/06                                   (f)                      3,150,717        3,150,717
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (f)                      3,150,717        3,150,717
                                                                                               --------------
  Total Time Deposits
     (Cost $28,465,430)                                                                            28,465,430
                                                                                               --------------
  Total Short-Term Investments
     (Cost $113,886,448)                                                                          113,886,448
                                                                                               --------------
  Total Investments
     (Cost $1,251,183,538)                                (h)                          103.1%   1,440,242,015(i)

  Liabilities in Excess of
     Cash and Other Assets                                                              (3.1)     (43,480,236)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $1,396,761,779
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Fair valued security. The total market value of these securities at July 31, 2006 is $1,443,186, which reflects 0.1% of the Fund's net assets.

(e)  Escrow reserve-reserve account for disputed claims.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(h)  The cost for federal income tax purposes is $1,254,875,486.

(i) At July 31, 2006 net unrealized appreciation was $185,366,529, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $231,040,234 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $45,673,705.

MAINSTAY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (92.0%)                                   +
  AEROSPACE & DEFENSE (2.8%)
  Alliant Techsystems, Inc.                               (a)(b)                      43,750   $    3,506,125
  L-3 Communications Holdings, Inc.                                                   38,100        2,806,065
                                                                                               --------------
                                                                                                    6,312,190
                                                                                               --------------
  BIOTECHNOLOGY (2.3%)
  Cephalon, Inc.                                          (a)(b)                      34,700        2,281,178
  MannKind Corp.                                          (a)(b)                     151,800        2,776,422
                                                                                               --------------
                                                                                                    5,057,600
                                                                                               --------------
  BUILDING PRODUCTS (1.6%)
  Lennox International, Inc.                                                          75,300        1,717,593
  Simpson Manufacturing Co., Inc.                         (b)                         70,300        1,968,400
                                                                                               --------------
                                                                                                    3,685,993
                                                                                               --------------
  CAPITAL MARKETS (1.8%)
  Affiliated Managers Group, Inc.                         (a)(b)                      44,400        4,064,820
                                                                                               --------------
  CHEMICALS (1.1%)
  Scotts Miracle-Gro Co. (The) Class A                                                63,400        2,487,182
                                                                                               --------------
  COMMUNICATIONS EQUIPMENT (0.5%)
  Avocent Corp.                                           (a)                         45,100        1,153,658
                                                                                               --------------
  COMPUTERS & PERIPHERALS (1.2%)
  QLogic Corp.                                            (a)                        155,600        2,721,444
                                                                                               --------------
  CONSTRUCTION & ENGINEERING (1.6%)
  Fluor Corp.                                                                         41,300        3,627,379
                                                                                               --------------
  CONSTRUCTION MATERIALS (1.5%)
  Eagle Materials, Inc.                                                               92,587        3,329,429
                                                                                               --------------
  CONSUMER FINANCE (1.5%)
  AmeriCredit Corp.                                       (a)                         56,400        1,386,876
  Capital One Financial Corp.                             (b)                         25,900        2,003,365
                                                                                               --------------
                                                                                                    3,390,241
                                                                                               --------------
  ELECTRICAL EQUIPMENT (1.0%)
  Roper Industries, Inc.                                                              49,200        2,223,840
                                                                                               --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (2.7%)
  Amphenol Corp. Class A                                                              58,900        3,303,112
  Avnet, Inc.                                             (a)                         84,700        1,541,540
  CDW Corp.                                                                           22,600        1,335,208
                                                                                               --------------
                                                                                                    6,179,860
                                                                                               --------------

  ENERGY EQUIPMENT & SERVICES (4.9%)
  Atwood Oceanics, Inc.                                   (a)                         72,200        3,388,346
  ENSCO International, Inc.                                                           70,000        3,235,400
& National-Oilwell Varco, Inc.                            (a)                         65,500        4,391,120
                                                                                               --------------
                                                                                                   11,014,866
                                                                                               --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
  Cytyc Corp.                                             (a)                        134,400        3,306,240
  Hospira, Inc.                                           (a)                         63,700        2,783,053
  Varian Medical Systems, Inc.                            (a)(b)                      58,300        2,642,156
                                                                                               --------------
                                                                                                    8,731,449
                                                                                               --------------
  HEALTH CARE PROVIDERS & SERVICES (9.9%)
  Caremark Rx, Inc.                                                                   48,100        2,539,680
& Coventry Health Care, Inc.                              (a)                         80,850        4,260,795
  Health Net, Inc.                                        (a)                         60,200        2,526,594
  Henry Schein, Inc.                                      (a)(b)                      62,100        2,944,161
  Omnicare, Inc.                                          (b)                         69,500        3,145,570
  Quest Diagnostics, Inc.                                 (b)                         46,900        2,819,628
  Sierra Health Services, Inc.                            (a)                         92,300        3,985,514
                                                                                               --------------
                                                                                                   22,221,942
                                                                                               --------------
  HOTELS, RESTAURANTS & LEISURE (3.9%)
  Boyd Gaming Corp.                                       (b)                         63,200        2,119,728
  Las Vegas Sands Corp.                                   (a)(b)                      62,100        3,852,063
  Penn National Gaming, Inc.                              (a)                         86,000        2,844,020
                                                                                               --------------
                                                                                                    8,815,811
                                                                                               --------------
  HOUSEHOLD DURABLES (3.6%)
& Garmin, Ltd.                                            (b)                         46,000        4,369,540
  Harman International Industries, Inc.                                               21,500        1,724,300
  Stanley Works (The)                                                                 44,000        1,996,280
                                                                                               --------------
                                                                                                    8,090,120
                                                                                               --------------
  INSURANCE (3.1%)
  LandAmerica Financial Group, Inc.                                                   16,900        1,078,727
  National Financial Partners Corp.                       (b)                         39,600        1,783,584
& W.R. Berkley Corp.                                                                 115,350        4,152,600
                                                                                               --------------
                                                                                                    7,014,911
                                                                                               --------------
  INTERNET SOFTWARE & SERVICES (1.9%)
  Akamai Technologies, Inc.                               (a)(b)                      74,300        2,944,509
  j2 Global Communications, Inc.                          (a)                         50,800        1,422,400
                                                                                               --------------
                                                                                                    4,366,909
                                                                                               --------------
  LIFE SCIENCES TOOLS & SERVICES (4.0%)
  Fisher Scientific International, Inc.                   (a)                         44,300        3,283,073
  Invitrogen Corp.                                        (a)(b)                      36,000        2,224,440
  Pharmaceutical Product Development, Inc.                                            92,900        3,574,792
                                                                                               --------------
                                                                                                    9,082,305
                                                                                               --------------
  MACHINERY (5.6%)
  Joy Global, Inc.                                                                    64,200        2,408,784
  Oshkosh Truck Corp.                                                                 64,800        2,778,624
& Terex Corp.                                             (a)                        103,600        4,645,424
  Toro Co. (The)                                                                      68,100        2,820,021
                                                                                               --------------
                                                                                                   12,652,853
                                                                                               --------------
  METALS & MINING (5.2%)

& Allegheny Technologies, Inc.                                                        77,800        4,970,642
  Commercial Metals Co.                                                              160,400        3,639,476
  Oregon Steel Mills, Inc.                                (a)                         69,400        3,209,056
                                                                                               --------------
                                                                                                   11,819,174
                                                                                               --------------
  OIL, GAS & CONSUMABLE FUELS (11.2%)
& Arch Coal, Inc.                                                                    126,700        4,806,998
  CONSOL Energy, Inc.                                                                 35,200        1,448,832
& Holly Corp.                                                                         93,600        4,736,160
  Massey Energy Co.                                       (b)                         30,300          809,616
  Newfield Exploration Co.                                (a)                         86,500        4,011,870
& Peabody Energy Corp.                                    (b)                         90,800        4,530,920
& Tesoro Corp.                                                                        66,600        4,981,680
                                                                                               --------------
                                                                                                   25,326,076
                                                                                               --------------
  PHARMACEUTICALS (1.6%)
  Endo Pharmaceuticals Holdings, Inc.                     (a)                        117,100        3,638,297
                                                                                               --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
  Intersil Corp. Class A                                                              42,800        1,006,228
                                                                                               --------------
  SOFTWARE (4.2%)
  Amdocs, Ltd.                                            (a)                         86,400        3,134,592
  Autodesk, Inc.                                          (a)                         73,400        2,503,674
  FactSet Research Systems, Inc.                                                      84,800        3,722,720
                                                                                               --------------
                                                                                                    9,360,986
                                                                                               --------------
  SPECIALTY RETAIL (4.7%)
  American Eagle Outfitters, Inc.                         (b)                        109,500        3,598,170
  Chico's FAS, Inc.                                       (a)                         24,000          543,600
  Michaels Stores, Inc.                                                               73,300        3,109,386
  Sherwin-Williams Co. (The)                                                          64,300        3,253,580
                                                                                               --------------
                                                                                                   10,504,736
                                                                                               --------------
  TEXTILES, APPAREL & LUXURY GOODS (2.3%)
  Coach, Inc.                                             (a)                        107,400        3,083,454
  Phillips-Van Heusen Corp.                                                           61,700        2,192,201
                                                                                               --------------
                                                                                                    5,275,655
                                                                                               --------------
  THRIFTS & MORTGAGE FINANCE (1.4%)
  IndyMac Bancorp, Inc.                                   (b)                         76,200        3,219,450
                                                                                               --------------
  TRADING COMPANIES & DISTRIBUTORS (0.5%)
  WESCO International, Inc.                               (a)                         17,200        1,001,900
                                                                                               --------------
  Total Common Stocks
     (Cost $178,259,820)                                                                          207,377,304
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (27.0%)

  COMMERCIAL PAPER (16.3%)
  Abbey National North America LLC
     5.27%, due 8/10/06                                                     $      2,255,000        2,252,029
  ABN AMRO North American Finance, Inc.
     5.29%, due 8/24/06                                                            3,000,000        2,989,861
  American Express Credit Corp.

     5.24%, due 8/8/06                                                             2,000,000        1,997,962
  American General Finance Corp.
     5.25%, due 8/2/06                                                             4,000,000        3,999,417
  Barton Capital LLC
     5.272%, due 8/2/06                                   (c)                        718,933          718,933
     5.33%, due 8/15/06                                   (c)                      1,207,040        1,207,040
  Charta LLC
     5.405%, due 9/11/06                                  (c)                        965,632          965,632
  ChevronTexaco Funding Corp.
     5.20%, due 8/7/06                                                             2,100,000        2,098,180
  Den Danske Bank
     5.299%, due 8/8/06                                   (c)                      1,931,264        1,931,264
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (c)                      1,196,459        1,196,459
  Galaxy Funding
     5.408%, due 9/19/06                                  (c)                        965,632          965,632
  General Electric Capital Corp.
     5.25%, due 8/11/06                                                            2,000,000        1,997,083
     5.274%, due 8/3/06                                   (c)                      2,414,081        2,414,081
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (c)                      1,207,040        1,207,040
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (c)                      1,196,298        1,196,298
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (c)                        949,037          949,037
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (c)                      1,207,040        1,207,040
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (c)                        724,224          724,224
  Royal Bank of Canada
     5.32%, due 8/28/06                                                            3,000,000        2,988,030
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (c)                        716,405          716,405
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                                             2,310,000        2,310,000
  Westpac
     5.416%, due 9/15/06                                  (c)                        703,699          703,699
                                                                                               --------------
  Total Commercial Paper
     (Cost $36,735,346)                                                                            36,735,346
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (2.6%)
  BGI Institutional Money Market Fund                     (c)                      5,766,103        5,766,103
                                                                                               --------------
  Total Investment Company
     (Cost $5,766,103)                                                                              5,766,103
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
  8/1/06 Proceeds at Maturity $965,777
  (Collateralized by various bonds with a Principal
  Amount of $974,684 and a Market Value of
  $997,900)                                               (c)               $        965,632          965,632
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $965,632)                                                                                  965,632
                                                                                               --------------
  TIME DEPOSITS (7.7%)

  Bank of America
     5.27%, due 9/22/06                                   (c) (d)                  2,414,080        2,414,080
  Bank of Montreal
     5.35%, due 8/28/06                                   (c)                      1,931,264        1,931,264
  Calyon
     5.265%, due 8/2/06                                   (c)                      1,689,856        1,689,856
  Deutsche Bank
     5.30%, due 8/9/06                                    (c)                      1,931,264        1,931,264
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (c)                      1,931,264        1,931,264
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (c)                      3,687,920        3,687,920
  UBS AG
     5.34%, due 8/21/06                                   (c)                      1,931,264        1,931,264
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (c)                      1,931,264        1,931,264
                                                                                               --------------
  Total Time Deposits
     (Cost $17,448,176)                                                                            17,448,176
                                                                                               --------------
  Total Short-Term Investments
     (Cost $60,915,257)                                                                            60,915,257
                                                                                               --------------
  Total Investments
     (Cost $239,175,077)                                  (e)                          119.0%     268,292,561(f)
  Liabilities in Excess of
     Cash and Other Assets                                                             (19.0)     (42,753,133)
                                                                            ================   ==============
  Net Assets                                                                           100.0%  $  225,539,428
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e)  The cost for federal income tax purposes is $239,386,940.

(f) At July 31, 2006 net unrealized appreciation was $28,905,621, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $35,917,629 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,012,008.

MAINSTAY MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (92.2%)                                   +
  AEROSPACE & DEFENSE (1.7%)
  Raytheon Co.                                                                       139,842   $    6,302,679
                                                                                               --------------
  AUTO COMPONENTS (2.3%)
& TRW Automotive Holdings Corp.                           (a)                        320,800        8,308,720
                                                                                               --------------
  BUILDING PRODUCTS (1.9%)
  American Standard Cos., Inc.                                                       175,100        6,764,113
                                                                                               --------------
  CHEMICALS (4.1%)
  Arch Chemicals, Inc.                                                               193,182        6,846,370
  Chemtura Corp.                                          (b)                        531,200        4,573,632
  Olin Corp.                                              (b)                        211,325        3,387,540
                                                                                               --------------
                                                                                                   14,807,542
                                                                                               --------------
  COMMERCIAL BANKS (8.2%)
  Compass Bancshares, Inc.                                                           119,814        7,061,837
& KeyCorp                                                                            216,700        7,996,230
& Marshall & Ilsley Corp.                                                            169,243        7,949,344
  North Fork Bancorp., Inc.                                                          236,800        6,708,544
                                                                                               --------------
                                                                                                   29,715,955
                                                                                               --------------
  COMMERCIAL SERVICES & SUPPLIES (1.9%)
  Pitney Bowes, Inc.                                                                 166,911        6,896,763
                                                                                               --------------
  COMPUTERS & PERIPHERALS (1.5%)
  Emulex Corp.                                            (a)                        359,400        5,351,466
                                                                                               --------------
  CONTAINERS & PACKAGING (3.8%)
  Ball Corp.                                                                         150,900        5,779,470
  Owens-Illinois, Inc.                                    (a)                        219,500        3,321,035
  Temple-Inland, Inc.                                     (b)                        110,900        4,717,686
                                                                                               --------------
                                                                                                   13,818,191
                                                                                               --------------
  DIVERSIFIED CONSUMER SERVICES (2.0%)
  H&R Block, Inc.                                         (b)                        324,000        7,371,000
                                                                                               --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
  Windstream Corp.                                                                    59,360          743,781
                                                                                               --------------
  ELECTRIC UTILITIES (5.4%)
  Entergy Corp.                                                                       76,287        5,881,728
  FirstEnergy Corp.                                                                   81,488        4,563,328
& PPL Corp.                                                                          270,800        9,212,616

                                                                                               --------------
                                                                                                   19,657,672
                                                                                               --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
& Molex, Inc. Class A                                                                412,400       11,147,172
                                                                                               --------------
  ENERGY EQUIPMENT & SERVICES (7.6%)
  Diamond Offshore Drilling, Inc.                         (b)                         64,800        5,114,664
  ENSCO International, Inc.                                                          138,922        6,420,975
  GlobalSantaFe Corp.                                                                 87,856        4,825,930
  Pride International, Inc.                               (a)                         61,100        1,825,057
  Rowan Cos., Inc.                                                                   167,700        5,679,999
  Transocean, Inc.                                        (a)                         45,500        3,513,965
                                                                                               --------------
                                                                                                   27,380,590
                                                                                               --------------
  FOOD & STAPLES RETAILING (3.1%)
& Kroger Co. (The)                                                                   493,100       11,306,783
                                                                                               --------------
  FOOD PRODUCTS (5.0%)
& Cadbury Schweppes PLC, Sponsored ADR                    (c)                        256,300       10,062,338
  General Mills, Inc.                                                                142,000        7,369,800
  J.M. Smucker Co. (The)                                                              14,000          624,820
                                                                                               --------------
                                                                                                   18,056,958
                                                                                               --------------
  HEALTH CARE PROVIDERS & SERVICES (1.1%)
  Universal Health Services, Inc. Class B                 (b)                         69,200        3,875,200
                                                                                               --------------
  INSURANCE (8.9%)
  Aspen Insurance Holdings, Ltd.                                                     281,100        6,633,960
& Genworth Financial, Inc. Class A                                                   296,500       10,169,950
  Hartford Financial Services Group, Inc. (The)           (b)                         44,047        3,736,947
  PartnerRe, Ltd.                                         (b)                         97,400        6,051,462
  SAFECO Corp.                                                                       101,400        5,447,208
                                                                                               --------------
                                                                                                   32,039,527
                                                                                               --------------
  IT SERVICES (1.0%)
  Computer Sciences Corp.                                 (a)                         71,152        3,727,653
                                                                                               --------------
  LEISURE EQUIPMENT & PRODUCTS (1.2%)
  Mattel, Inc.                                                                       247,100        4,457,684
                                                                                               --------------
  MACHINERY (1.0%)
  Timken Co. (The)                                                                   115,400        3,715,880
                                                                                               --------------
  MEDIA (3.9%)
  Gannett Co., Inc.                                                                  128,400        6,692,208
  Tribune Co.                                             (b)                        247,100        7,341,341
                                                                                               --------------
                                                                                                   14,033,549
                                                                                               --------------
  MULTI-UTILITIES (3.4%)
  PG&E Corp.                                                                         129,625        5,402,770
  Public Service Enterprise Group, Inc.                                              105,000        7,080,150
                                                                                               --------------
                                                                                                   12,482,920
                                                                                               --------------
  PAPER & FOREST PRODUCTS (0.3%)
  Abitibi-Consolidated, Inc.                              (b)                        380,700          966,978
                                                                                               --------------

  PHARMACEUTICALS (5.1%)
  Barr Pharmaceuticals, Inc.                              (a)                        134,100        6,672,816
  Forest Laboratories, Inc.                               (a)                        125,100        5,793,381
  KOS Pharmaceuticals, Inc.                               (a)                        145,800        6,027,372
                                                                                               --------------
                                                                                                   18,493,569
                                                                                               --------------
  REAL ESTATE INVESTMENT TRUSTS (2.1%)
  General Growth Properties, Inc.                                                     60,448        2,758,847
  Highwoods Properties, Inc.                                                         130,763        4,869,614
                                                                                               --------------
                                                                                                    7,628,461
                                                                                               --------------
  ROAD & RAIL (1.9%)
  Burlington Northern Santa Fe Corp.                                                  24,695        1,701,732
  CSX Corp.                                                                           83,661        5,076,550
                                                                                               --------------
                                                                                                    6,778,282
                                                                                               --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
  Advanced Micro Devices, Inc.                            (a) (b)                    258,200        5,006,498
                                                                                               --------------
  SOFTWARE (0.5%)
  BMC Software, Inc.                                      (a)                         72,900        1,707,318
                                                                                               --------------
  SPECIALTY RETAIL (0.8%)
  Gap, Inc. (The)                                         (b)                        161,400        2,800,290
                                                                                               --------------
  THRIFTS & MORTGAGE FINANCE (6.9%)
& PMI Group, Inc. (The)                                                              362,900       15,408,734
& Sovereign Bancorp, Inc.                                                            461,602        9,527,465
                                                                                               --------------
                                                                                                   24,936,199
                                                                                               --------------
  WIRELESS TELECOMMUNICATION SERVICES (0.9%)
  ALLTEL Corp.                                                                        57,413        3,167,475
                                                                                               --------------
  Total Common Stocks
     (Cost $288,685,330)                                                                          333,446,868
                                                                                               --------------

                                                                                 SHARES            VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (2.1%)
  iShares Russell Midcap Value Index Fund                 (d)                         56,700        7,441,875
                                                                                               --------------
  Total Investment Company
     (Cost $6,808,292)                                                                              7,441,875
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (14.4%)
  COMMERCIAL PAPER (8.4%)
  Abbey National North America LLC
     5.27%, due 8/10/06                                                     $      3,950,000        3,944,796
  Barton Capital LLC
     5.272%, due 8/2/06                                   (e)                        647,695          647,695
     5.33%, due 8/15/06                                   (e)                      1,087,437        1,087,437

  Charta LLC
     5.405%, due 9/11/06                                  (e)                        869,949          869,949
  Den Danske Bank
     5.299%, due 8/8/06                                   (e)                      1,739,899        1,739,899
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (e)                      1,077,903        1,077,903
  Galaxy Funding
     5.408%, due 9/19/06                                  (e)                        869,949          869,949
  General Electric Capital Corp.
     5.25%, due 8/11/06                                                            3,000,000        2,995,625
     5.274%, due 8/3/06                                   (e)                      2,174,873        2,174,873
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (e)                      1,087,436        1,087,436
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (e)                      1,077,758        1,077,758
  Morgan Stanley
     5.29%, due 8/10/06                                                            3,000,000        2,996,032
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (e)                        854,998          854,998
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (e)                      1,087,437        1,087,437
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (e)                        652,462          652,462
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (e)                        645,418          645,418
  Toyota Motor Credit Corp.
     5.26%, due 8/16/06                                                            2,835,000        2,828,787
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                                             3,140,000        3,140,000
  Westpac
     5.416%, due 9/15/06                                  (e)                        633,970          633,970
                                                                                               --------------
  Total Commercial Paper
     (Cost $30,412,424)                                                                            30,412,424
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (1.4%)
  BGI Institutional Money Market Fund                     (e)                      5,194,749        5,194,749
                                                                                               --------------
  Total Investment Company
     (Cost $5,194,749)                                                                              5,194,749
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.2%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
  8/1/06 Proceeds at Maturity $870,080
  (Collateralized by various bonds with a Principal
  Amount of $878,104 and a Market Value of $899,020)      (e)               $        869,949          869,949
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $869,949)                                                                                  869,949
                                                                                               --------------
  TIME DEPOSITS (4.4%)
  Bank of America
     5.27%, due 9/22/06                                   (e) (f)                  2,174,873        2,174,873

  Bank of Montreal
     5.35%, due 8/28/06                                   (e)                      1,739,899        1,739,899
  Calyon
     5.265%, due 8/2/06                                   (e)                      1,522,411        1,522,411
  Deutsche Bank
     5.30%, due 8/9/06                                    (e)                      1,739,899        1,739,899
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (e)                      1,739,899        1,739,899
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (e)                      3,322,490        3,322,490
  UBS AG
     5.34%, due 8/21/06                                   (e)                      1,739,899        1,739,899
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (e)                      1,739,899        1,739,899
                                                                                               --------------
  Total Time Deposits
     (Cost $15,719,269)                                                                            15,719,269
                                                                                               --------------
  Total Short-Term Investments
     (Cost $52,196,391)                                                                            52,196,391
                                                                                               --------------
  Total Investments
     (Cost $347,690,013)                                  (g)                          108.7%     393,085,134
  Liabilities in Excess of
     Cash and Other Assets                                                              (8.7)     (31,432,999)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  361,652,135
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(g)  The cost for federal income tax purposes is $347,542,638.

(h) At July 31, 2006 net unrealized appreciation was $45,542,496, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $56,701,967 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,159,471.

MAINSTAY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                PRINCIPAL         AMORTIZED
                                                                                 AMOUNT             COST
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (100.2%)                         +
  CERTIFICATES OF DEPOSITS (2.0%)
  Royal Bank of Canada
     5.40%, due 9/21/06                                                     $      5,275,000   $    5,274,822
  Wachovia Bank N.A.
     5.459%, due 3/30/07                                  (a)                      4,000,000        3,999,436
                                                                                               --------------
                                                                                                    9,274,258
                                                                                               --------------
  COMMERCIAL PAPER (41.3%)
  Abbey National North America LLC
     5.34%, due 10/18/06                                                           4,300,000        4,250,249
     5.34%, due 10/26/06                                                           4,500,000        4,442,595
  ABN-AMRO N.A. Finance, Inc.
     5.26%, due 8/17/06                                                            4,500,000        4,489,480
  AIG Funding, Inc.
     5.23%, due 8/3/06                                                             4,000,000        3,998,838
  Allianz Finance Corp.
     5.035%, due 8/4/06                                   (b)                      4,500,000        4,498,112
  American General Finance Corp.
     5.02%, due 8/7/06                                                             4,500,000        4,496,235
  ANZ Delaware, Inc.
     5.025%, due 10/5/06                                                           4,500,000        4,459,172
     5.20%, due 12/5/06                                                            4,225,000        4,148,105
     5.36%, due 10/27/06                                                           4,800,000        4,737,824
  Atlantis One Funding Corp.
     5.36%, due 10/27/06                                  (b)                      4,000,000        3,948,187
  Barclays U.S. Funding Corp.
     5.14%, due 8/24/06                                                            4,300,000        4,285,879
     5.18%, due 9/5/06                                                             4,050,000        4,029,604
  Chevron Funding Corp.
     5.27%, due 9/7/06                                                             4,450,000        4,425,897
  Deutsche Bank Financial LLC
     5.25%, due 8/7/06                                                             3,975,000        3,971,522
     5.32%, due 9/11/06                                                            4,025,000        4,000,613
  Dexia Delaware LLC
     5.25%, due 8/10/06                                                            3,050,000        3,045,997
  Emerson Electric Co.
     5.23%, due 8/9/06                                    (b)                      1,700,000        1,698,024
  General Electric Capital Corp.
     5.36%, due 10/10/06                                                           4,000,000        3,958,311
  HBOS Treasury Services PLC
     5.04%, due 8/15/06                                                            4,225,000        4,216,719
     5.21%, due 8/25/06                                                            4,500,000        4,485,309
  ING U.S. Funding LLC
     5.04%, due 8/10/06                                                            2,000,000        1,997,480
     5.32%, due 10/16/06                                                           4,300,000        4,251,706
     5.38%, due 11/7/06                                                            2,025,000        1,995,343
  KfW International Finance, Inc.
     4.80%, due 11/3/06                                   (b)                      4,650,000        4,591,720
     5.02%, due 8/24/06                                   (b)                      4,300,000        4,286,209
     5.33%, due 12/15/06                                  (b)                      4,800,000        4,703,349

  MetLife Funding, Inc.
     5.08%, due 8/22/06                                                            4,300,000        4,287,258
     5.35%, due 10/16/06                                                           5,000,000        4,943,528
  Minnesota Mining & Manufacturing Co.
     5.08%, due 8/28/06                                                            4,300,000        4,283,617
  Nationwide Building Society
     5.20%, due 9/12/06                                   (b)                      2,475,000        2,459,985
  Nestle Capital Corp.
     4.99%, due 8/9/06                                    (b)                      4,300,000        4,295,232
     5.20%, due 8/2/06                                    (b)                      4,300,000        4,299,379
  Private Export Funding Corp.
     5.37%, due 10/3/06                                   (b)                      4,300,000        4,259,591
     5.37%, due 11/2/06                                   (b)                      3,875,000        3,821,244
  Prudential Funding LLC
     5.03%, due 8/3/06                                                             4,500,000        4,498,743
     5.31%, due 9/22/06                                                            4,000,000        3,969,320
  Rabobank USA Finance Corp.
     5.09%, due 9/29/06                                                            4,200,000        4,164,964
  San Paolo IMI U.S. Financial Co.
     5.32%, due 9/6/06                                                             4,300,000        4,277,124
     5.37%, due 1/16/07                                                            5,600,000        5,459,664
  Societe Generale North America, Inc.
     5.30%, due 8/16/06                                                            3,750,000        3,741,719
     5.40%, due 10/19/06                                                           5,000,000        4,940,750
  Svenska Handelsbanken AB
     5.08%, due 8/7/06                                                             5,600,000        5,595,259
     5.36%, due 10/30/06                                                           4,500,000        4,439,700
  Toyota Motor Credit Corp.
     5.05%, due 8/25/06                                                            4,400,000        4,385,187
  UBS Finance Delaware LLC
     5.32%, due 8/29/06                                                            4,200,000        4,182,621
     5.34%, due 9/22/06                                                            3,575,000        3,547,425
     5.365%, due 10/11/06                                                          4,000,000        3,957,676
                                                                                               --------------
                                                                                                  193,222,465
                                                                                               --------------
  CORPORATE BONDS (14.8%)
  Abbott Laboratories
     6.40%, due 12/1/06                                                            5,375,000        5,403,332
  Bank of America Corp.
     7.125%, due 9/15/06                                                           5,000,000        5,015,702
  Bayerische Landesbank/NY
     5.49%, due 6/25/07                                   (a)                      4,200,000        4,201,718
  BP Capital Markets PLC
     2.625%, due 3/15/07                                                           4,025,000        3,963,805
     2.75%, due 12/29/06                                                           5,800,000        5,750,496
  FleetBoston Financial Corp.
     4.875%, due 12/1/06                                                           5,750,000        5,752,386
  Harvard University
     8.125%, due 4/15/07                                                           5,775,000        5,883,465
  International Business Machines Corp.
     4.875%, due 10/1/06                                                           4,800,000        4,801,385
  Morgan Stanley
     5.358%, due 11/24/06                                 (a)                      4,000,000        4,001,900
     5.64%, due 1/12/07                                   (a)                      5,000,000        5,003,108
  Pfizer, Inc.
     2.50%, due 3/15/07                                                            5,075,000        4,989,320
  Wachovia Corp.
     4.95%, due 11/1/06                                                            5,000,000        5,005,216

  Wells Fargo & Co.
     5.419%, due 9/15/06                                  (a)                      5,000,000        5,000,785
     5.509%, due 3/23/07                                  (a)                      4,500,000        4,503,129
                                                                                               ---------------
                                                                                                   69,275,747
                                                                                               ---------------
  FEDERAL AGENCIES (29.8%)
  Federal Home Loan Bank
     5.08%, due 2/22/07                                                            8,400,000        8,399,489
  Federal Home Loan Bank (Discount Notes)
     4.955%, due 8/18/06                                                           4,500,000        4,489,470
     5.02%, due 8/30/06                                                            3,500,000        3,485,847
     5.08%, due 9/1/06                                                             4,500,000        4,480,315
     5.10%, due 9/8/06                                                             4,500,000        4,475,775
     5.16%, due 8/11/06                                                            2,725,000        2,721,094
     5.19%, due 8/25/06                                                            4,500,000        4,484,430
  Federal Home Loan Mortgage Corporation (Discount
  Notes)
    4.925%, due 8/1/06                                                             4,000,000        4,000,000
    4.94%, due 8/8/06                                                              1,400,000        1,398,655
    5.00%, due 8/8/06                                                              2,979,000        2,976,104
    5.04%, due 8/22/06                                                             4,000,000        3,988,240
    5.04%, due 10/17/06                                                            6,100,000        6,034,242
    5.07%, due 8/29/06                                                             4,500,000        4,482,255
    5.07%, due 8/31/06                                                             4,500,000        4,480,987
    5.24%, due 9/27/06                                                             4,500,000        4,462,665
    5.24%, due 10/3/06                                                             3,400,000        3,368,822
    5.255%, due 9/19/06                                                            4,573,000        4,540,291
    5.26%, due 11/14/06                                                            2,300,000        2,264,714
    5.274%, due 10/23/06                                                           4,500,000        4,445,282
    5.29%, due 12/12/06                                                            5,200,000        5,098,373
  Federal National Mortgage Association (Discount
  Notes)
    4.95%, due 8/21/06                                                             4,300,000        4,288,175
    4.99%, due 8/16/06                                                             4,300,000        4,291,060
    5.02%, due 8/23/06                                                             4,825,000        4,810,198
    5.04%, due 8/23/06                                                             2,900,000        2,891,068
    5.075%, due 9/6/06                                                             3,700,000        3,681,223
    5.12%, due 8/14/06                                                             2,000,000        1,996,302
    5.14%, due 9/13/06                                                             3,200,000        3,180,354
    5.16%, due 8/14/06                                                             4,500,000        4,491,615
    5.20%, due 9/20/06                                                             3,400,000        3,375,444
    5.23%, due 8/16/06                                                             4,825,000        4,814,486
    5.24%, due 10/25/06                                                            5,350,000        5,283,809
    5.24%, due 11/10/06                                                            5,250,000        5,172,819
  International Bank for Reconstruction & Development
  (Discount Note)
    5.15%, due 8/17/06                                                             4,500,000        4,489,700
  Tennessee Valley Authority (Discount Note)
    5.185%, due 9/14/06                                                            2,900,000        2,881,622
                                                                                               --------------
                                                                                                  139,724,925
                                                                                               --------------
  FOREIGN GOVERNMENT BONDS (1.6%)
  Quebec Province
     4.88%, due 8/8/06                                                             4,000,000        3,996,204
     4.91%, due 8/4/06                                                             3,600,000        3,598,527
                                                                                               --------------
                                                                                                    7,594,731
                                                                                               --------------
  MEDIUM-TERM NOTES (10.7%)
  American Express Credit Corp.

     Series B
     5.51%, due 9/19/06                                   (a)                      4,800,000        4,801,071
  Bank One Corp.
     Series C
     5.284%, due 8/11/06                                  (a)                      5,650,000        5,650,232
  Bayerische Landesbank/NY
     2.60%, due 10/16/06                                                           2,675,000        2,659,863
  General Electric Capital Corp.
     5.526%, due 9/18/06                                  (a)                      5,000,000        5,001,068
  Goldman Sachs Group, Inc.
     5.262%, due 5/11/07                                  (a)                      4,200,000        4,203,193
  HSBC Finance Corp.
     5.54%, due 10/27/06                                  (a)                      6,300,000        6,301,041
  International Business Machines Corp.
     2.375%, due 11/1/06                                                           4,500,000        4,470,678
  Merrill Lynch & Co., Inc.
     Series C
     5.208%, due 4/26/07                                  (a)                      4,200,000        4,203,813
     Series B
     5.596%, due 9/18/06                                  (a)                      5,000,000        5,001,445
  SLM Corp.
    Series A
    5.529%, due 9/15/06                                   (a)                      5,000,000        5,001,187
  Toyota Motor Credit Corp.
    Series E
    5.479%, due 12/18/06                                  (a)                      2,580,000        2,581,550
                                                                                               --------------
                                                                                                   49,875,141
                                                                                               --------------
  Total Short-Term Investments
     (Amortized Cost $468,967,267)                        (c)                          100.2%     468,967,267
  Liabilities in Excess of
     Cash and Other Assets                                                              (0.2)        (903,317)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  468,063,950
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(b)  May be sold to institutional investors only.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                 SHARES             VALUE
                                                                            ---------------    --------------
  COMMON STOCKS (91.5%)                                   +
  AEROSPACE & DEFENSE (2.4%)
  Ceradyne, Inc.                                          (a) (b)                     56,650   $    2,769,618
  DRS Technologies, Inc.                                                              57,600        2,666,304
                                                                                               --------------
                                                                                                    5,435,922
                                                                                               --------------
  BIOTECHNOLOGY (1.3%)
  Alkermes, Inc.                                          (a)                         38,900          667,524
  Myogen, Inc.                                            (a) (b)                     44,600        1,376,356
  Progenics Pharmaceuticals, Inc.                         (a)                         34,500          757,620
                                                                                               --------------
                                                                                                    2,801,500
                                                                                               --------------
  BUILDING PRODUCTS (0.4%)
  Simpson Manufacturing Co., Inc.                         (b)                         35,700          999,600
                                                                                               --------------
  CAPITAL MARKETS (4.1%)
& Affiliated Managers Group, Inc.                         (a) (b)                     56,821        5,201,963
  Jefferies Group, Inc.                                                              154,600        4,016,508
                                                                                               --------------
                                                                                                    9,218,471
                                                                                               --------------
  COMMERCIAL BANKS (2.6%)
  Hanmi Financial Corp.                                                               83,800        1,595,552
  UCBH Holdings, Inc.                                                                101,300        1,689,684
  Wintrust Financial Corp.                                                            55,000        2,640,550
                                                                                               --------------
                                                                                                    5,925,786
                                                                                               --------------
  COMMERCIAL SERVICES & SUPPLIES (2.4%)
  CRA International, Inc.                                 (a)                         55,000        2,486,550
  Labor Ready, Inc.                                       (a)                         99,900        1,629,369
  Mobile Mini, Inc.                                       (a)                         43,000        1,316,660
                                                                                               --------------
                                                                                                    5,432,579
                                                                                               --------------
  COMMUNICATIONS EQUIPMENT (1.3%)
  ARRIS Group, Inc.                                       (a)                        123,000        1,314,870
  Avocent Corp.                                           (a)                         64,000        1,637,120
                                                                                               --------------
                                                                                                    2,951,990
                                                                                               --------------
  CONSTRUCTION MATERIALS (0.5%)
  Eagle Materials, Inc.                                   (b)                         33,100        1,190,276
                                                                                               --------------
  ELECTRICAL EQUIPMENT (1.9%)
& Genlyte Group, Inc.                                     (a)                         60,000        4,173,000
                                                                                               --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
  FLIR Systems, Inc.                                      (a) (b)                     78,000        1,872,780

  Global Imaging Systems, Inc.                            (a)                         69,500        2,938,460
& Trimble Navigation, Ltd.                                (a)                         92,300        4,433,169
                                                                                               --------------
                                                                                                    9,244,409
                                                                                               --------------
  ENERGY EQUIPMENT & SERVICES (9.8%)
& Atwood Oceanics, Inc.                                   (a)                         87,500        4,106,375
  Bronco Drilling Co., Inc.                               (a)                         84,500        1,738,165
  Dresser-Rand Group, Inc.                                (a)                        106,600        2,427,282
  Grey Wolf, Inc.                                         (a)                        251,200        1,924,192
  Hercules Offshore, Inc.                                 (a)                         81,800        2,923,532
  Hydril Co.                                              (a)                         33,600        2,327,472
& TETRA Technologies, Inc.                                (a)                        166,100        4,752,121
  Todco                                                                               46,100        1,756,871
                                                                                               --------------
                                                                                                   21,956,010
                                                                                               --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (5.8%)
  ArthroCare Corp.                                        (a) (b)                     66,800        2,941,872
  Dade Behring Holdings, Inc.                                                         94,100        3,832,693
  Gen-Probe, Inc.                                         (a)                         32,500        1,688,375
  Immucor, Inc.                                           (a)                        126,750        2,523,593
  Integra LifeSciences Holdings Corp.                     (a) (b)                     57,000        2,101,020
                                                                                               --------------
                                                                                                   13,087,553
                                                                                               --------------
  HEALTH CARE PROVIDERS & SERVICES (6.5%)
  Healthways, Inc.                                        (a) (b)                     59,100        3,174,852
  inVentiv Health, Inc.                                   (a)                         59,000        1,646,100
  Matria Healthcare, Inc.                                 (a) (b)                     50,800        1,253,236
& Sierra Health Services, Inc.                            (a)                        138,400        5,976,112
  Symbion, Inc.                                           (a)                         45,800          861,498
  WellCare Health Plans, Inc.                             (a)                         32,900        1,614,074
                                                                                               --------------
                                                                                                   14,525,872
                                                                                               --------------
  HOTELS, RESTAURANTS & LEISURE (1.6%)
  Penn National Gaming, Inc.                              (a)                        107,000        3,538,490
                                                                                               --------------
  HOUSEHOLD DURABLES (2.6%)
  Beazer Homes USA, Inc.                                  (b)                         31,000        1,292,390
  Jarden Corp.                                            (a) (b)                    120,250        3,486,048
  Meritage Homes Corp.                                    (a)                         29,400        1,139,838
                                                                                               --------------
                                                                                                    5,918,276
                                                                                               --------------
  INSURANCE (1.1%)
  Tower Group, Inc.                                                                   83,700        2,512,674
                                                                                               --------------
  INTERNET & CATALOG RETAIL (1.0%)
  Coldwater Creek, Inc.                                   (a)                        110,812        2,208,483
                                                                                               --------------
  INTERNET SOFTWARE & SERVICES (2.4%)
  Digitas, Inc.                                           (a)                        129,400        1,067,550
  j2 Global Communications, Inc.                          (a) (b)                     91,600        2,564,800
  WebEx Communications, Inc.                              (a) (b)                     53,200        1,823,696
                                                                                               --------------
                                                                                                    5,456,046
                                                                                               --------------
  LIFE SCIENCES TOOLS & SERVICES (1.1%)
  Nektar Therapeutics                                     (a) (b)                    104,800        1,708,240

  PRA International                                       (a)                         32,000          740,480
                                                                                               --------------
                                                                                                    2,448,720
                                                                                               --------------
  MACHINERY (6.8%)
  A.S.V., Inc.                                            (a) (b)                    108,500        1,655,710
  Actuant Corp. Class A                                                               56,300        2,477,763
  CLARCOR, Inc.                                                                       80,300        2,282,929
  RBC Bearings, Inc.                                      (a)                         70,000        1,562,400
& Terex Corp.                                             (a)                        102,000        4,573,680
  Wabtec Corp.                                                                       105,900        2,812,704
                                                                                               --------------
                                                                                                   15,365,186
                                                                                               --------------
  MARINE (1.8%)
  Kirby Corp.                                             (a)                        127,000        4,077,970
                                                                                               --------------
  OIL, GAS & CONSUMABLE FUELS (7.4%)
  Aventine Renewable Energy Holdings, Inc.                (a) (b)                      1,700           50,320
  Foundation Coal Holdings, Inc.                                                      66,600        2,540,124
  Giant Industries, Inc.                                  (a)                         33,400        2,385,094
& Helix Energy Solutions Group, Inc.                      (a) (b)                    124,500        4,854,255
  Holly Corp.                                                                         60,000        3,036,000
  Massey Energy Co.                                       (b)                         28,100          750,832
  World Fuel Services Corp.                                                           61,300        2,900,716
                                                                                               --------------
                                                                                                   16,517,341
                                                                                               --------------
  PERSONAL PRODUCTS (0.9%)
  Chattem, Inc.                                           (a) (b)                     56,000        1,900,080
                                                                                               --------------
  PHARMACEUTICALS (0.6%)
  Adolor Corp.                                            (a)                         57,000        1,364,010
                                                                                               --------------
  ROAD & RAIL (2.5%)
  Knight Transportation, Inc.                                                        108,950        1,869,582
  Old Dominion Freight Line, Inc.                         (a)                        115,300        3,756,474
                                                                                               --------------
                                                                                                    5,626,056
                                                                                               --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
  Cymer, Inc.                                             (a) (b)                     39,100        1,529,592
  Diodes, Inc.                                            (a)                         88,550        3,178,060
  Micrel, Inc.                                            (a)                         44,000          469,920
  Microsemi Corp.                                         (a) (b)                     63,800        1,614,140
  Silicon Laboratories, Inc.                              (a) (b)                     26,000          959,920
  Tessera Technologies, Inc.                              (a)                         84,000        2,643,480
                                                                                               --------------
                                                                                                   10,395,112
                                                                                               --------------
  SOFTWARE (4.2%)
  Epicor Software Corp.                                   (a)                        154,800        1,814,256
  FactSet Research Systems, Inc.                                                      69,500        3,051,050
  Hyperion Solutions Corp.                                (a)                         27,900          869,364
  MICROS Systems, Inc.                                    (a)                         58,600        2,344,000
  Witness Systems, Inc.                                   (a)                         86,200        1,373,166
                                                                                               --------------
                                                                                                    9,451,836
                                                                                               --------------
  SPECIALTY RETAIL (6.7%)
  A.C. Moore Arts & Crafts, Inc.                          (a) (b)                     73,100        1,257,320

& Children's Place Retail Stores, Inc. (The)              (a) (b)                     78,800        4,398,616
  GameStop Corp. Class A                                  (a) (b)                     43,209        1,797,926
  Guitar Center, Inc.                                     (a) (b)                     76,300        3,244,276
  Hibbett Sporting Goods, Inc.                            (a)                        111,925        2,211,638
  Jos. A. Bank Clothiers, Inc.                            (a) (b)                     24,074          606,183
  PETCO Animal Supplies, Inc.                             (a)                         54,900        1,541,043
                                                                                               --------------
                                                                                                   15,057,002
                                                                                               --------------
  TEXTILES, APPAREL & LUXURY GOODS (1.1%)
  Phillips-Van Heusen Corp.                               (b)                         66,900        2,376,957
                                                                                               --------------
  TRADING COMPANIES & DISTRIBUTORS (2.0%)
& MSC Industrial Direct Co., Inc. Class A                                            107,800        4,444,594
                                                                                               --------------
  Total Common Stocks
     (Cost $157,607,119)                                                                          205,601,801
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (26.4%)
  COMMERCIAL PAPER (15.5%)
  American Express Credit Corp.
     5.24%, due 8/8/06                                                      $      2,000,000        1,997,962
  American General Finance Corp.
     5.25%, due 8/1/06                                                             4,000,000        4,000,000
  Barton Capital LLC
     5.272%, due 8/2/06                                   (c)                        726,086          726,086
     5.33%, due 8/15/06                                   (c)                      1,219,050        1,219,050
  Charta LLC
     5.405%, due 9/11/06                                  (c)                        975,240          975,240
  Den Danske Bank
     5.299%, due 8/8/06                                   (c)                      1,950,480        1,950,480
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (c)                      1,208,363        1,208,363
  European Investment Bank
     5.20%, due 8/14/06                                                            2,000,000        1,996,244
  Galaxy Funding
     5.408%, due 9/19/06                                  (c)                        975,240          975,240
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (c)                      2,438,100        2,438,100
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (c)                      1,219,050        1,219,050
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (c)                      1,208,200        1,208,200
  National Australia Funding Delaware, Inc.
     5.27%, due 8/2/06                                    (d)                      2,000,000        1,999,707
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (c)                        958,479          958,479
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (c)                      1,219,050        1,219,050
  Prudential Funding LLC
     5.27%, due 8/23/06                                                            3,810,000        3,797,730
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (c)                        731,430          731,430

  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (c)                        723,533          723,533
  Toyota Motor Credit Corp.
     5.26%, due 8/16/06                                                            2,860,000        2,853,732
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                                             1,985,000        1,985,000
  Westpac
     5.416%, due 9/15/06                                  (c)                        710,700          710,700
                                                                                               --------------
  Total Commercial Paper
     (Cost $34,893,376)                                                                            34,893,376
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (2.6%)
  BGI Institutional Money Market Fund                     (c)                      5,823,474        5,823,474
                                                                                               --------------
  Total Investment Company
     (Cost $5,823,474)                                                                              5,823,474
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
  8/1/06 Proceeds at Maturity $975,387
  (Collateralized by various bonds with a Principal
  Amount of $984,382 and a Market Value of $1,007,829)    (c)               $        975,240          975,240
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $975,240)                                                                                  975,240
                                                                                               --------------
  TIME DEPOSITS (7.9%)
  Bank of America
     5.27%, due 9/22/06                                   (c) (e)                  2,438,100        2,438,100
  Bank of Montreal
     5.35%, due 8/28/06                                   (c)                      1,950,480        1,950,480
  Calyon
     5.265%, due 8/2/06                                   (c)                      1,706,670        1,706,670
  Deutsche Bank
     5.30%, due 8/9/06                                    (c)                      1,950,480        1,950,480
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (c)                      1,950,480        1,950,480
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (c)                      3,724,613        3,724,613
  UBS AG
     5.34%, due 8/21/06                                   (c)                      1,950,480        1,950,480
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (c)                      1,950,480        1,950,480
                                                                                               --------------
  Total Time Deposits
     (Cost $17,621,783)                                                                            17,621,783
                                                                                               --------------
  Total Short-Term Investments
     (Cost $59,313,873)                                                                            59,313,873
                                                                                               --------------
  Total Investments
     (Cost $216,920,992)                                  (f)                          117.9%     264,915,674(g)

  Liabilities in Excess of
  Cash and Other Assets                                                                (17.9)     (40,146,825)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  224,768,849
                                                                            ================   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  May be sold to institutional investors only.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(f)  The cost for federal income tax purposes is $217,012,964.

(g) At July 31, 2006 net unrealized appreciation was $47,902,710, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $55,679,246 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,776,536.

MAINSTAY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (97.6%)                                   +
  AUTO COMPONENTS (1.9%)
& American Axle & Manufacturing Holdings, Inc.            (a)                        151,200   $    2,476,656
                                                                                               --------------
  BIOTECHNOLOGY (0.7%)
  Angiotech Pharmaceuticals, Inc.                         (b)                         71,300          855,600
                                                                                               --------------
  BUILDING PRODUCTS (0.7%)
  Apogee Enterprises, Inc.                                                            65,535          941,738
                                                                                               --------------
  CAPITAL MARKETS (1.8%)
  Waddell & Reed Financial, Inc. Class A                                             104,900        2,283,673
                                                                                               --------------
  CHEMICALS (3.3%)
& Omnova Solutions, Inc.                                  (b)                        447,500        2,698,425
  Quaker Chemical Corp.                                                               30,000          579,300
  Spartech Corp.                                                                      42,000          969,360
                                                                                               --------------
                                                                                                    4,247,085
                                                                                               --------------
  COMMERCIAL BANKS (9.9%)
  Central Pacific Financial Corp.                                                     21,200          742,000
  Chittenden Corp.                                                                    72,268        2,039,403
& Cullen/Frost Bankers, Inc.                                                          39,700        2,331,184
  Irwin Financial Corp.                                                              102,200        2,006,186
  Mercantile Bank Corp.                                                               56,406        2,312,646
  S&T Bancorp, Inc.                                                                   41,642        1,302,145
  Sandy Spring Bancorp, Inc.                                                          26,100          938,034
  Sterling Financial Corp.                                                            30,000          959,100
                                                                                               --------------
                                                                                                   12,630,698
                                                                                               --------------
  COMMERCIAL SERVICES & SUPPLIES (2.0%)
  Banta Corp.                                                                         56,500        1,996,145
  Learning Tree International, Inc.                       (b)                         70,255          579,604
                                                                                               --------------
                                                                                                    2,575,749
                                                                                               --------------
  COMMUNICATIONS EQUIPMENT (1.6%)
  SafeNet, Inc.                                           (a) (b)                    116,100        1,978,344
                                                                                               --------------
  COMPUTERS & PERIPHERALS (0.7%)
  McData Corp. Class A                                    (b)                        295,000          944,000
                                                                                               --------------
  CONTAINERS & PACKAGING (2.2%)
  Caraustar Industries, Inc.                              (b)                        256,000        1,807,360
  Chesapeake Corp.                                                                    66,000          940,500
                                                                                               --------------
                                                                                                    2,747,860
                                                                                               --------------

  DIVERSIFIED CONSUMER SERVICES (1.6%)
  Stewart Enterprises, Inc. Class A                                                  387,800        2,074,730
                                                                                               --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
  Iowa Telecommunications Services, Inc.                                              37,200          724,656
& Premiere Global Services, Inc.                          (b)                        370,400        2,715,032
                                                                                               --------------
                                                                                                    3,439,688
                                                                                               --------------
  ELECTRIC UTILITIES (2.7%)
  Cleco Corp.                                                                         60,300        1,490,616
  Sierra Pacific Resources                                (b)                        137,000        1,979,650
                                                                                               --------------
                                                                                                    3,470,266
                                                                                               --------------
  ELECTRICAL EQUIPMENT (2.6%)
  Belden CDT, Inc.                                                                    40,300        1,307,735
  GrafTech International, Ltd.                            (b)                        367,643        1,974,243
                                                                                               --------------
                                                                                                    3,281,978
                                                                                               --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
  Benchmark Electronics, Inc.                             (b)                         37,500          912,375
                                                                                               --------------
  ENERGY EQUIPMENT & SERVICES (2.4%)
  Global Industries, Ltd.                                 (b)                         51,034          851,247
  Hanover Compressor Co.                                  (a) (b)                    115,814        2,200,466
                                                                                               --------------
                                                                                                    3,051,713
                                                                                               --------------
  FOOD & STAPLES RETAILING (1.8%)
  Performance Food Group Co.                              (a) (b)                     19,900          554,613
  Smart & Final, Inc.                                     (b)                         60,000          931,800
  Spartan Stores, Inc.                                                                57,000          855,000
                                                                                               --------------
                                                                                                    2,341,413
                                                                                               --------------
  FOOD PRODUCTS (0.6%)
  Chiquita Brands International, Inc.                                                 60,000          806,400
                                                                                               --------------
  GAS UTILITIES (2.9%)
  SEMCO Energy, Inc.                                      (b)                        222,200        1,366,530
& UGI Corp.                                                                           96,000        2,385,600
                                                                                               --------------
                                                                                                    3,752,130
                                                                                               --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
  CONMED Corp.                                            (b)                         47,600          949,620
  HealthTronics, Inc.                                     (b)                         95,000          624,150
                                                                                               --------------
                                                                                                    1,573,770
                                                                                               --------------
  HEALTH CARE PROVIDERS & SERVICES (1.5%)
  Hanger Orthopedic Group, Inc.                           (b)                        105,000          762,300
  Hooper Holmes, Inc.                                                                386,475        1,159,425
                                                                                               --------------
                                                                                                    1,921,725
                                                                                               --------------
  HOTELS, RESTAURANTS & LEISURE (0.6%)
  Bob Evans Farms, Inc.                                                               27,300          751,842
                                                                                               --------------
  HOUSEHOLD DURABLES (1.7%)

  La-Z-Boy, Inc.                                          (a)                        168,148        2,143,887
                                                                                               --------------
  HOUSEHOLD PRODUCTS (0.6%)
  Spectrum Brands, Inc.                                   (a) (b)                    115,400          781,258
                                                                                               --------------
  INSURANCE (3.0%)
  Direct General Corp.                                                               123,400        2,047,206
  Reinsurance Group of America, Inc.                                                  27,000        1,338,390
  Scottish Re Group, Ltd.                                                            113,100          451,269
                                                                                               --------------
                                                                                                    3,836,865
                                                                                               --------------
  IT SERVICES (2.4%)
  eFunds Corp.                                            (b)                         61,363        1,290,464
  Keane, Inc.                                             (b)                        126,572        1,825,168
                                                                                               --------------
                                                                                                    3,115,632
                                                                                               --------------
  LEISURE EQUIPMENT & PRODUCTS (2.2%)
  Arctic Cat, Inc.                                                                   110,100        1,945,467
  Callaway Golf Co.                                       (a)                         73,374          928,181
                                                                                               --------------
                                                                                                    2,873,648
                                                                                               --------------
  LIFE SCIENCES TOOLS & SERVICES (1.7%)
  Cambrex Corp.                                                                      104,801        2,233,309
                                                                                               --------------
  MACHINERY (3.4%)
& Kadant, Inc.                                            (b)                        122,400        2,559,384
  Lydall, Inc.                                            (b)                        204,700        1,834,112
                                                                                               --------------
                                                                                                    4,393,496
                                                                                               --------------
  MEDIA (5.4%)
& Carmike Cinemas, Inc.                                   (a)                        121,700        2,559,351
& Journal Register Co.                                                               307,400        2,354,684
  Nexstar Broadcasting Group, Inc. Class A                (b)                        489,500        2,006,950
                                                                                               --------------
                                                                                                    6,920,985
                                                                                               --------------
  OIL, GAS & CONSUMABLE FUELS (2.6%)
  Cimarex Energy Co.                                      (a)                         28,925        1,181,008
  Houston Exploration Co.                                 (b)                         34,418        2,197,934
                                                                                               --------------
                                                                                                    3,378,942
                                                                                               --------------
  PAPER & FOREST PRODUCTS (2.8%)
  Buckeye Technologies, Inc.                              (b)                        178,300        1,337,250
  Wausau Paper Corp.                                                                 183,067        2,240,740
                                                                                               --------------
                                                                                                    3,577,990
                                                                                               --------------
  REAL ESTATE INVESTMENT TRUSTS (5.2%)
  Cedar Shopping Centers, Inc.                                                        63,600          964,176
  DiamondRock Hospitality Co.                                                         65,000        1,044,550
  Education Realty Trust, Inc.                            (a)                         61,200          956,556
  Highland Hospitality Corp.                                                         107,000        1,428,450
  Parkway Properties, Inc.                                                            28,000        1,273,160
  Windrose Medical Properties Trust                                                   70,000        1,039,500
                                                                                               --------------
                                                                                                    6,706,392
                                                                                               --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)

  Trammell Crow Co.                                       (b)                         28,200          971,772
                                                                                               --------------
  ROAD & RAIL (2.5%)
  Quality Distribution, Inc.                              (b)                        155,400        1,984,458
  RailAmerica, Inc.                                       (b)                        116,500        1,169,660
                                                                                               --------------
                                                                                                    3,154,118
                                                                                               --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
& Actel Corp.                                             (b)                        188,921        2,561,769
  Brooks Automation, Inc.                                 (a) (b)                    150,000        1,693,500
  Mattson Technology, Inc.                                (b)                        145,000        1,180,300
  MKS Instruments, Inc.                                   (b)                         48,000          992,160
  Zoran Corp.                                             (b)                         35,400          568,170
                                                                                               --------------
                                                                                                    6,995,899
                                                                                               --------------
  SOFTWARE (1.7%)
  Mentor Graphics Corp.                                   (b)                        157,700        2,173,106
                                                                                               --------------
  SPECIALTY RETAIL (5.2%)
  Christopher & Banks Corp.                                                           49,663        1,400,000
& Cost Plus, Inc.                                         (a) (b)                    205,400        2,770,846
  CSK Auto Corp.                                          (b)                         92,473        1,119,848
  HOT Topic, Inc.                                         (b)                         50,000          735,500
  Jo-Ann Stores, Inc.                                     (a) (b)                     44,500          631,900
                                                                                               --------------
                                                                                                    6,658,094
                                                                                               --------------
  TEXTILES, APPAREL & LUXURY GOODS (0.7%)
  Kellwood Co.                                                                        33,400          883,430
                                                                                               --------------
  THRIFTS & MORTGAGE FINANCE (4.1%)
  Berkshire Hills Bancorp, Inc.                                                       23,500          819,915
  Brookline Bancorp, Inc.                                                            100,200        1,300,596
  First Niagara Financial Group, Inc.                                                 70,900        1,037,267
  Triad Guaranty, Inc.                                    (a) (b)                     21,000        1,047,480
  W Holding Co., Inc.                                                                191,300        1,008,151
                                                                                               --------------
                                                                                                    5,213,409
                                                                                               --------------
  TOTAL COMMON STOCKS
     (Cost $121,470,714)                                                                          125,071,665
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (15.0%)
  COMMERCIAL PAPER (7.6%)
  American General Finance Corp.
     5.25%, due 8/1/06                                                      $      2,830,000        2,830,000
  Barton Capital LLC
     5.272%, due 8/2/06                                   (c)                        281,621          281,621
     5.33%, due 8/15/06                                   (c)                        472,823          472,823
  Charta LLC
     5.405%, due 9/11/06                                  (c)                        378,258          378,258
  Den Danske Bank
     5.299%, due 8/8/06                                   (c)                        756,516          756,516

  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (c)                        468,678          468,678
  Galaxy Funding
     5.408%, due 9/19/06                                  (c)                        378,258          378,258
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (c)                        945,645          945,645
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (c)                        472,823          472,823
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (c)                        468,615          468,615
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (c)                        371,757          371,757
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (c)                        472,823          472,823
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (c)                        283,694          283,694
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (c)                        280,631          280,631
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                                               605,000          605,000
  Westpac
     5.416%, due 9/15/06                                  (c)                        275,653          275,653
                                                                                               --------------
  Total Commercial Paper
     (Cost $9,742,795)                                                                              9,742,795
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (1.8%)
  BGI Institutional Money Market Fund                     (c)                      2,258,705        2,258,705
                                                                                               --------------
  Total Investment Company
     (Cost $2,258,705)                                                                              2,258,705
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.3%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $378,315 (Collateralized by
  various bonds with a Principal Amount of $381,804 and
  a Market Value of $390,898)                             (c)               $        378,258          378,258
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $378,258)                                                                                  378,258
                                                                                               --------------
  TIME DEPOSITS (5.3%)
  Bank of America
     5.27%, due 9/22/06                                   (c) (d)                    945,645          945,645
  Bank of Montreal
     5.35%, due 8/28/06                                   (c)                        756,516          756,516
  Calyon
     5.265%, due 8/2/06                                   (c)                        661,952          661,952
  Deutsche Bank
     5.30%, due 8/9/06                                    (c)                        756,516          756,516
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (c)                        756,516          756,516
  Societe Generale North America, Inc.

     5.31%, due 8/1/06                                    (c)                      1,444,635        1,444,635
  UBS AG
     5.34%, due 8/21/06                                   (c)                        756,516          756,516
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (c)                        756,516          756,516
                                                                                               --------------
  Total Time Deposits
     (Cost $6,834,812)                                                                              6,834,812
                                                                                               --------------
  Total Short-Term Investments
     (Cost $19,214,570)                                                                            19,214,570
                                                                                               --------------
  Total Investments
     (Cost $140,685,284)                                  (e)                          112.6%     144,286,235(f)
  Liabilities in Excess of
  Cash and Other Assets                                                                (12.6)     (16,097,886)
                                                                                   ---------   --------------
  Net Assets                                                                           100.0%  $  128,188,349
                                                                                   =========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e)  The cost for federal income tax purposes is $141,392,101.

(f) At July 31, 2006 net unrealized appreciation was $2,894,134, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $16,516,854 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,622,720.

MAINSTAY TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  LONG-TERM MUNICIPAL BONDS (87.4%)                       +
  ALABAMA (3.4%)
  Birmingham, Alabama Waterworks & Sewer Board
     Series A, Insured: FSA
     5.00%, due 1/1/43                                    (a)               $      3,500,000   $    3,584,385
  Huntsville, Alabama Health Care Authority
     Series A, LOC: Regions Bank
     5.00%, due 6/1/34                                    (b)                      1,000,000        1,015,700
     Series A
     5.75%, due 6/1/31                                                             2,500,000        2,640,425
  Jefferson County Alabama Limited Obligation
  School Warrants
     Series A
     5.25%, due 1/1/14                                                             1,345,000        1,439,903
                                                                                               --------------
                                                                                                    8,680,413
                                                                                               --------------
  CALIFORNIA (10.4%)
  California State Economic Recovery
     Series A
     5.00%, due 7/1/17                                                             2,000,000        2,106,180
  California State Various Purposes
     5.25%, due 4/1/34                                                             2,040,000        2,125,129
  California Statewide Communities Development
  Authority, Kaiser Foundation Hospitals
     Series B
     5.00%, due 3/1/41                                                             5,000,000        5,027,000
& Golden State Tobacco Securitization Corp.
     5.00%, due 6/1/45                                                            10,000,000       10,052,500
& Los Angeles, California Unified School District
     Series D, Insured: MBIA
     5.75%, due 7/1/16                                    (c)                      6,000,000        6,844,440
                                                                                               --------------
                                                                                                   26,155,249
                                                                                               --------------
  DELAWARE (0.9%)
  Delaware State Economic Development Authority
  Revenue Pollution Control, Delmarva Power
     Series C, Insured: AMBAC
     4.90%, due 5/1/26                                    (d)                      2,250,000        2,340,833
                                                                                               --------------
  FLORIDA (5.1%)
  Capital Trust Agency Florida Multi-Family Revenue
  Housing, Shadow Run Project
     Series A
     5.15%, due 11/1/30                                                            2,190,000        2,245,801
  Highlands County Florida Health Facilities
  Authority Revenue Hospital, Adventist Health
  Systems

     Series D
     5.375%, due 11/15/35                                                          5,000,000        5,178,100
  Meadow Pointe III Community Development District
  of Florida Capital Improvement Revenue
     Series B
     5.25%, due 11/1/07                                                              300,000          300,489
  Miami-Dade County Florida Solid Waste System
  Revenue, Insured: MBIA
     5.00%, due 10/1/19                                   (c)                      1,735,000        1,825,428
  Oakstead Florida Community Development District
  Capital Improvement Revenue
     Series B
     5.90%, due 5/1/07                                                                30,000           30,054
  Orange County Florida Health Facilities Authority
  Revenue Hospital, Adventist Health Systems
     5.625%, due 11/15/32                                                          3,000,000        3,182,670
  Waterchase Community Development District of Florida
  Capital Improvement Revenue
     Series B
     5.90%, due 5/1/08                                                               125,000          125,761
                                                                                               --------------
                                                                                                   12,888,303
                                                                                               --------------
  ILLINOIS (11.3%)
& Chicago Housing Authority Capital Program
  Revenue, Insured: FSA
     5.00%, due 7/1/23                                    (a)                      7,100,000        7,372,569
  Chicago, Illinois Waterworks Revenue, Insured:
  FGIC
     6.50%, due 11/1/15                                   (e)                      3,005,000        3,555,817
  Illinois Health Facilities Authority Revenue,
  Lake Forest Hospital
     Series A
     5.75%, due 7/1/29                                                             2,000,000        2,116,280
  Illinois State Sales Tax Revenue Second Series,
  Insured: FGIC
     5.50%, due 6/15/17                                   (e)                      4,000,000        4,444,760
& Illinois State Toll Highway Authority, Insured: FSA
     Series A-1
     5.00%, due 1/1/26                                    (a)                      7,000,000        7,285,740
  Kane McHenry Cook & De Kalb Counties Illinois Unit
  School District No. 300, Insured: XLCA
     5.00%, due 12/1/20                                   (f)                      3,500,000        3,676,890
                                                                                               --------------
                                                                                                   28,452,056
                                                                                               --------------
  KANSAS (1.0%)
  Geary County Kansas Unified School District No.
  475, Insured: MBIA
     5.25%, due 9/1/22                                    (c)                      2,275,000        2,440,438
                                                                                               --------------
  LOUISIANA (1.7%)
  State of Louisiana Offshore Terminal Authority
  Deepwater Port Revenue
     Series C
     5.25%, due 9/1/16                                                             3,970,000        4,171,319
                                                                                               --------------
  MASSACHUSETTS (1.1%)
  Massachusetts Bay Transportation Authority
  Revenue Assessment
     Series A
     5.75%, due 7/1/18                                    (g)                      2,290,000        2,452,292

     5.75%, due 7/1/18                                                               210,000          223,467
                                                                                               --------------
                                                                                                    2,675,759
                                                                                               --------------
  NEBRASKA (0.2%)
  Nebraska Investment Finance Authority, Single Family
  Housing Revenue
     Series C
     6.30%, due 9/1/28                                    (h)                        460,000          460,989
                                                                                               --------------
  NEVADA (1.2%)
  Clark County Nevada Industrial Development
  Southern Gas Co. Project
     Series A, Insured: AMBAC
     4.85%, due 10/1/35                                   (d) (h)                  1,000,000          991,450
  Clark County Nevada Pollution Control Revenue
  Nevada Power Co. Project
     Series B, Insured: FGIC
     6.60%, due 6/1/19                                    (e)                      1,925,000        1,928,407
                                                                                               --------------
                                                                                                    2,919,857
                                                                                               --------------
  NEW JERSEY (1.7%)
  New Jersey State Trust Fund Transportation
  Authority System
     Series C, Insured: FSA
     5.50%, due 12/15/17                                  (a)                      3,810,000        4,248,874
                                                                                               --------------
  NEW MEXICO (1.1%)
  New Mexico Finance Authority State Transportation
  Revenue Series Lien
     Series A, Insured: MBIA
     5.00%, due 6/15/22                                   (c)                      2,750,000        2,870,725
                                                                                               --------------
  NEW YORK (16.5%)
& Liberty, New York Development Corp., Goldman Sachs
  Group, Inc.
     5.25%, due 10/1/35                                                            5,000,000        5,488,750
  Metropolitan Transportation Authority of New York
  Revenue
     Series A, Insured: FGIC
     5.00%, due 11/15/25                                  (e)                      1,500,000        1,550,550
  New York City General Obligation
     Series E
     5.875%, due 8/1/13                                   (i)                      5,300,000        5,387,556
& New York City, New York
     Series C
     5.00%, due 8/1/26                                                             8,500,000        8,745,140
  New York State Dormitory Authority Lease Revenue
  Court Facilities City of New York
     7.375%, due 5/15/10                                                           3,685,000        3,941,071
     7.50%, due 5/15/11                                                            1,740,000        1,936,725
  New York State Dormitory Authority Revenue
     Series A, Insured: MBIA
     6.00%, due 7/1/19                                    (c)                      3,700,000        4,348,462
     Series B
     7.50%, due 5/15/11                                   (g)                      1,880,000        2,089,000
  New York State Environmental Facilities Corp.
  Pollution Control Revenue, State Water Revolving
  Fund
     Series A
     7.50%, due 6/15/12                                                              185,000          191,325

  New York State Thruway Authority Highway & Bridge
  Trust Fund
     Series B, Insured: AMBAC
     5.00%, due 4/1/21                                    (d)                      4,000,000        4,202,320
  Triborough Bridge & Tunnel Authority New York
  Revenues, Insured: MBIA
     5.00%, due 11/15/32                                  (c)                      3,500,000        3,587,955
                                                                                               --------------
                                                                                                   41,468,854
                                                                                               --------------
  NORTH CAROLINA (5.7%)
  North Carolina Eastern Municipal Power Agency Systems
  Revenue
     Series A
     5.50%, due 1/1/12                                                             2,000,000        2,131,200
     Series D
     6.75%, due 1/1/26                                                             2,000,000        2,171,020
  North Carolina Housing Finance Agency Home Ownership
     Series 13-A
     4.25%, due 1/1/28                                    (h)                      2,460,000        2,463,493
& North Carolina Municipal Power Agency N1,
  Catawba Electric Revenue
     Series B
     6.50%, due 1/1/20                                    (i)                      7,000,000        7,576,030
                                                                                               --------------
                                                                                                   14,341,743
                                                                                               --------------
  OHIO (0.9%)
  Lorain County Ohio Hospital Revenue, Catholic
  Healthcare
     5.375%, due 10/1/30                                                           2,300,000        2,393,978
                                                                                               --------------
  PENNSYLVANIA (3.3%)
  Allegheny County Pennsylvania Sanitary Authority
  Sewer Revenue
     Series A, Insured: MBIA
     5.00%, due 12/1/23                                   (c)                      5,000,000        5,209,800
  Philadelphia, Pennsylvania School District
     Series A, Insured: FSA
     5.75%, due 2/1/11                                    (a)                      3,000,000        3,232,440
                                                                                               --------------
                                                                                                    8,442,240
                                                                                               --------------
  PUERTO RICO (5.8%)
  Puerto Rico Commonwealth Infrastructure Financing
  Special Authority
     Series A
     5.50%, due 10/1/17                                                            1,500,000        1,608,345
  Puerto Rico Electric Power Authority Revenue
     Series HH, Insured: FSA
     5.25%, due 7/1/29                                    (a)                      2,750,000        2,883,980
& Puerto Rico Public Buildings Authority Revenue
  Guaranteed Government Facilities
     Series I
     5.00%, due 7/1/36                                                            10,000,000       10,087,400
                                                                                               --------------
                                                                                                   14,579,725
                                                                                               --------------
  SOUTH CAROLINA (2.9%)
  Charleston County South Carolina Public Improvement
     6.125%, due 9/1/11                                                            2,425,000        2,606,657
  South Carolina Jobs Economic Development Authority
  Revenue, Bon Secours Health Systems, Inc. Project

     5.625%, due 11/15/30                                                          4,500,000        4,725,270
                                                                                               --------------
                                                                                                    7,331,927
                                                                                               --------------
  TENNESSEE (2.1%)
  Tennessee Energy Acquisition Corp., Gas Revenue
     Series A
     5.25%, due 9/1/24                                                             5,000,000        5,411,950
                                                                                               --------------
  TEXAS (7.7%)
  Dallas Fort Worth Texas International Airport
  Facilities Improvement Revenue
     Series A, Insured: FGIC
     6.00%, due 11/1/28                                   (e) (h)                  4,000,000        4,244,400
  Gainesville, Texas Independent School District
  Insured: PSFG
     5.00%, due 2/15/32                                   (j)                      1,000,000        1,028,640
     5.25%, due 2/15/36                                   (j)                      2,925,000        3,080,815
  Jefferson County Texas Health Facility Development
  Corp., Texas Baptist Hospitals, Insured: AMBAC
     5.20%, due 8/15/21                                   (d)                      1,095,000        1,133,478
  San Antonio, Texas Electric & Gas
     Series 2000
     5.00%, due 2/1/17                                    (i)                      5,040,000        5,356,159
  Tarrant Regional Water District Texas Water Revenue,
  Insured: FSA
     5.25%, due 3/1/17                                    (a)                      2,500,000        2,657,650
  Texas State College Student Loan
     5.50%, due 8/1/10                                    (h)                      1,760,000        1,857,486
                                                                                               --------------
                                                                                                   19,358,628
                                                                                               --------------
  WASHINGTON (2.8%)
& Seattle, Washington Municipal Light & Power Revenue
     6.00%, due 10/1/15                                   (g) (i)                  6,500,000        6,987,240
                                                                                               --------------
  WEST VIRGINIA (0.6%)
  Kanawha Mercer Nicholas Counties West Virginia Single
  Family Mortgage Revenue
     (zero coupon), due 2/1/15                            (g) (k)                  2,230,000        1,447,359
                                                                                               --------------
  Total Long-Term Municipal Bonds
     (Cost $212,674,413)                                                                          220,068,459
                                                                                               --------------


                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  CUMULATIVE PREFERRED STOCK (3.9%)
& Charter Mac Equity Issuer Trust
     Series A-1
     7.10%, due 6/30/09                                   (i) (l)                  9,000,000        9,643,410
                                                                                               --------------
  Total Cumulative Preferred Stock
     (Cost $9,012,814)                                                                              9,643,410
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (8.0%)
  ALASKA (3.4%)
  Valdez, Alaska Marine Term Revenue, ExxonMobil Corp.
     3.57%, due 12/1/29                                                     $      8,520,000        8,520,000
                                                                                               --------------

  IDAHO (2.1%)
  Idaho Health Facilities Authority Revenue, St. Luke's
  Regional Medical Center, Insured: FSA
     3.61%, due 7/1/35                                    (a)                      5,370,000        5,370,000
                                                                                               --------------
  TEXAS (0.3%)
  Gulf Coast Waste Disposal Authority, ExxonMobile
  Corp.
     3.69%, due 12/1/25                                   (h)                        800,000          800,000
                                                                                               --------------
  WYOMING (2.2%)
  Lincoln County Wyoming, Pollution Control Revenue,
  ExxonMobil Corp.
     Series D
     3.73%, due 11/1/14                                                            5,525,000        5,525,000
                                                                                               --------------
  Total Short-Term Investments
     (Cost $20,215,000)                                                                            20,215,000
                                                                                               --------------
  Total Investments
     (Cost $241,902,227)                                  (m)                           99.3%     249,926,869(n)
  Cash and Other Assets,
     Less Liabilities                                                                    0.7        1,833,289
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  251,760,158
                                                                            ================   ==============


                                                                               CONTRACTS         UNREALIZED
                                                                                 LONG         APPRECIATION(O)
                                                                            ---------------   ---------------
  FUTURES CONTRACTS (0.1%)
  United States Treasury Note
     September 2006 (10 year)                                                           400   $       315,620
                                                                                              ---------------
  Total Futures Contracts
     (Settlement Value $42,412,500)                                                           $       315,620
                                                                                              ===============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  FSA - Financial Security Assurance, Inc.

(b)  LOC - Letter of Credit

(c)  MBIA - MBIA Insurance Corp.

(d)  AMBAC - Ambac Assurance Corp.

(e)  FGIC - Financial Guaranty Insurance Co.

(f)  XLCA - XL Capital Assurance, Inc.

(g) Prerefunding Securities - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.

(h)  Interest on these securities is subject to alternative minimum tax.

(i) Segregated, partially segregated or designated as collateral for futures contracts.

(j)  PSFG - Permanent School Fund Guaranteed

(k)  Non-income producing security.

(l)  May be sold to institutional investors only.

(m) The cost stated also represents the aggregate cost for federal income tax purposes.

(n)  At July 31, 2006 net unrealized appreciation for securities was

     $8,024,642, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,589,915 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $565,273.

(o) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2006

MAINSTAY TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  LONG-TERM BONDS (32.3%)                                 +
  ASSET-BACKED SECURITIES (1.1%)
  CONSUMER FINANCE (0.4%)
  Harley-Davidson Motorcycle Trust
     Series 2004-1, Class A2
     2.53%, due 11/15/11                                                    $      2,666,116   $    2,584,014
  Volkswagen Auto Loan Enhanced Trust
     Series 2003-2, Class A3
     2.27%, due 10/22/07                                                             184,347          183,940
                                                                                               --------------
                                                                                                    2,767,954
                                                                                               --------------
  CONSUMER LOANS (0.2%)
  Atlantic City Electric Transition Funding LLC
     Series 2002-1, Class A4
     5.55%, due 10/20/23                                                           1,600,000        1,584,952
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (0.4%)
  Bank of America Credit Card Trust
     Series 2006-C4, Class C4
     5.599%, due 11/15/11                                 (a)                        745,000          744,769
  Capital One Master Trust
     Series 2001-5, Class A
     5.30%, due 6/15/09                                                              910,000          909,861
  Dunkin Securitization
     Series 2006-1, Class A2
     5.779%, due 6/20/31                                  (b)                        630,000          630,854
  Structured Asset Investment Loan Trust
     Series 2006-3, Class A4
     5.475%, due 6/25/36                                  (a)                        570,000          569,990
                                                                                               --------------
                                                                                                    2,855,474
                                                                                               --------------
  ELECTRIC (0.1%)
  AES Eastern Energy, L.P.
     Series 1999-A
     9.00%, due 1/2/17                                                               121,030          131,922
  Public Service New Hampshire Funding LLC Pass-Through
  Certificates
     Series 2002-1, Class A
     4.58%, due 2/1/10                                                               692,194          687,590
                                                                                               --------------
                                                                                                      819,512
                                                                                               --------------
  Total Asset-Backed Securities
     (Cost $8,134,952)                                                                              8,027,892
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  CONVERTIBLE BONDS (1.3%)
  BIOTECHNOLOGY (0.1%)
  Amgen, Inc.
     0.125%, due 2/1/11                                   (b)                        890,000          877,762
                                                                                               --------------

  DISTRIBUTION & WHOLESALE (0.1%)
  Costco Wholesale Corp.
     (zero coupon), due 8/19/17                           (c)                        725,000          872,719
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (0.3%)
  American Express Co.
     1.85%, due 12/1/33
     (zero coupon), beginning 12/1/06                                                765,000          774,562
  Merrill Lynch & Co., Inc.
     (zero coupon), due 3/13/32                                                      765,000          854,505
                                                                                               --------------
                                                                                                    1,629,067
                                                                                               --------------
  HEALTH CARE-SERVICES (0.0%)                             ++
  Lincare Holdings, Inc.
     3.00%, due 6/15/33                                   (b)                         45,000           43,312
     3.00%, due 6/15/33                                                              115,000          110,687
                                                                                               --------------
                                                                                                      153,999
                                                                                               --------------
  LODGING (0.1%)
  Hilton Hotels Corp.
     3.375%, due 4/15/23                                                             680,000          799,850
                                                                                               --------------
  MEDIA (0.1%)
  Liberty Media Corp.
     3.50%, due 1/15/31                                                              790,000          803,825
                                                                                               --------------
  OIL & GAS SERVICES (0.3%)
  Halliburton Co.
     3.125%, due 7/15/23                                                             455,000          828,100
  Schlumberger, Ltd.
     1.50%, due 6/1/23                                                               525,000          983,719
                                                                                               --------------
                                                                                                    1,811,819
                                                                                               --------------
  PHARMACEUTICALS (0.3%)
  ALZA Corp.
     (zero coupon), due 7/28/20                                                      970,000          837,837
  Teva Pharmaceutical Finance LLC
     Series C
     0.25%, due 2/1/26                                                               600,000          579,750
  Wyeth
     5.109%, due 1/15/24                                  (a)                        795,000          849,060
                                                                                               --------------
                                                                                                    2,266,647
                                                                                               --------------
  Total Convertible Bonds
     (Cost $9,130,665)                                                                              9,215,688
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  CORPORATE BONDS (5.0%)
  AEROSPACE & DEFENSE (0.0%)                              ++
  Sequa Corp.
     8.875%, due 4/1/08                                                               95,000           98,919
                                                                                               --------------
  AGRICULTURE (0.0%)                                      ++
  Reynolds American, Inc.
     7.625%, due 6/1/16                                   (b)                         45,000           45,820
     7.75%, due 6/1/18                                    (b)                         25,000           25,404
                                                                                               --------------
                                                                                                       71,224
                                                                                               --------------
  AIRLINES (0.1%)

  Delta Air Lines, Inc.
     8.30%, due 12/15/29                                  (d)                         40,000           10,700
     10.375%, due 12/15/22                                (d)                        100,000           26,000
  Southwest Airlines Co.
     5.125%, due 3/1/17                                                              800,000          733,523
                                                                                               --------------
                                                                                                      770,223
                                                                                               --------------
  AUTO MANUFACTURERS (0.2%)
  DaimlerChrysler N.A. Holding Corp.
     6.50%, due 11/15/13                                                           1,170,000        1,182,640
                                                                                               --------------
  AUTO PARTS & EQUIPMENT (0.0%)                           ++
  Collins & Aikman Products Co.
     12.875%, due 8/15/12                                 (b) (d)                     75,000              750
  Goodyear Tire & Rubber Co. (The)
     11.25%, due 3/1/11                                                               80,000           87,200
  Tenneco Automotive, Inc.
     8.625%, due 11/15/14                                 (c)                         80,000           79,400
                                                                                               --------------
                                                                                                      167,350
                                                                                               --------------
  BANKS (0.2%)
  HSBC Bank USA N.A.
     4.625%, due 4/1/14                                                            1,005,000          931,949
  USB Capital IX
     6.189%, due 4/15/42                                  (a)                        200,000          198,337
                                                                                               --------------
                                                                                                    1,130,286
                                                                                               --------------
  CHEMICALS (0.1%)
  Airgas, Inc.
     9.125%, due 10/1/11                                                              65,000           67,762
  Equistar Chemicals, L.P.
     7.55%, due 2/15/26                                                               90,000           84,600
  IMC Global, Inc.
     Series B
     10.875%, due 6/1/08                                                             100,000          106,500
  Lyondell Chemical Co.
     9.50%, due 12/15/08                                                             150,000          154,125
     10.50%, due 6/1/13                                                              260,000          285,350
  Millennium America, Inc.
     7.625%, due 11/15/26                                                            110,000           93,500
  Terra Capital, Inc.
     12.875%, due 10/15/08                                                            60,000           67,500
                                                                                               --------------
                                                                                                      859,337
                                                                                               --------------
  COMPUTERS (0.0%)                                        ++
  SunGard Data Systems, Inc.
     3.75%, due 1/15/09                                                               55,000           50,737
                                                                                               --------------
  COSMETICS & PERSONAL CARE (0.1%)
  Estee Lauder Cos., Inc. (The)
     5.75%, due 10/15/33                                                             963,000          902,687
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (1.2%)
  American Real Estate Partners, L.P./American Real
  Estate Finance Corp.
     8.125%, due 6/1/12                                                               95,000           96,425
  Bear Stearns Cos., Inc. (The)
     2.875%, due 7/2/08                                                            1,100,000        1,049,383
  Citigroup, Inc.
     5.00%, due 9/15/14                                                            1,765,000        1,673,665
  Ford Motor Credit Co.

     7.375%, due 10/28/09                                                             30,000           28,298
     7.875%, due 6/15/10                                                              25,000           23,521
  General Motors Acceptance Corp.
     5.125%, due 5/9/08                                                              600,000          578,153
     6.75%, due 12/1/14                                   (c)                         70,000           65,892
     8.00%, due 11/1/31                                                              140,000          137,298
  Goldman Sachs Group, L.P.
     5.00%, due 10/1/14                                                              790,000          744,157
  HSBC Finance Corp.
     4.125%, due 11/16/09                                                          1,165,000        1,116,721
     4.75%, due 4/15/10                                                              760,000          739,275
  LaBranche & Co., Inc.
     11.00%, due 5/15/12                                                              30,000           31,950
  OMX Timber Finance Investments LLC
     Series 1
     5.42%, due 1/29/20                                   (b)                        350,000          330,193
  Rainbow National Services LLC
     8.75%, due 9/1/12                                    (b)                         75,000           79,312
  Residential Capital Corp.
     6.375%, due 6/30/10                                                           1,280,000        1,275,689
     6.50%, due 4/17/13                                                              450,000          447,673
                                                                                               --------------
                                                                                                    8,417,605
                                                                                               --------------
  ELECTRIC (0.4%)
  AES Corp. (The)
     9.00%, due 5/15/15                                   (b)                        255,000          274,125
  Calpine Corp.
     8.50%, due 7/15/10                                   (b) (d)                     63,000           60,795
  Kiowa Power Partners LLC
     Series B
     5.737%, due 3/30/21                                  (b)                        780,000          732,381
  NiSource Finance Corp.
     5.45%, due 9/15/20                                                              845,000          764,753
  NRG Energy, Inc.
     7.25%, due 2/1/14                                                                15,000           14,681
     7.375%, due 2/1/16                                                               30,000           29,325
  Tenaska Virginia Partners, L.P.
     6.119%, due 3/30/24                                  (b)                        491,077          484,281
                                                                                               --------------
                                                                                                    2,360,341
                                                                                               --------------
  ELECTRONICS (0.0%)                                      ++
  Fisher Scientific International, Inc.
     6.75%, due 8/15/14                                                              125,000          124,219
                                                                                               --------------
  ENVIRONMENTAL CONTROL (0.0%)                            ++
  Geo Sub Corp.
     11.00%, due 5/15/12                                                              60,000           60,300
                                                                                               --------------
  FOREST PRODUCTS & PAPER (0.0%)                          ++
  Georgia-Pacific Corp.
     7.75%, due 11/15/29                                                              15,000           13,744
     8.00%, due 1/15/24                                                               20,000           18,950
     8.875%, due 5/15/31                                                              30,000           29,887
                                                                                               --------------
                                                                                                       62,581
                                                                                               --------------
  HEALTH CARE-SERVICES (0.1%)
  Alliance Imaging, Inc.
     7.25%, due 12/15/12                                                              40,000           36,400
  Ameripath, Inc.
     10.50%, due 4/1/13                                                               50,000           52,625

  HCA, Inc.
     6.50%, due 2/15/16                                                              515,000          410,069
     8.75%, due 9/1/10                                                               135,000          136,012
  Quest Diagnostics, Inc.
     5.45%, due 11/1/15                                                              310,000          297,156
                                                                                               --------------
                                                                                                      932,262
                                                                                               --------------
  HOLDING COMPANIES - DIVERSIFIED (0.0%)                  ++
  Kansas City Southern Railway
     9.50%, due 10/1/08                                                               65,000           68,087
                                                                                               --------------
  HOME BUILDERS (0.1%)
  K Hovnanian Enterprises, Inc.
     8.625%, due 1/15/17                                  (c)                        650,000          633,750
                                                                                               --------------
  INSURANCE (0.2%)
  Allstate Corp. (The)
     5.95%, due 4/1/36                                                               350,000          330,471
  Crum & Forster Holdings Corp.
     10.375%, due 6/15/13                                                             70,000           71,400
  Fund American Cos., Inc.
     5.875%, due 5/15/13                                                             960,000          932,045
                                                                                               --------------
                                                                                                    1,333,916
                                                                                               --------------
  IRON & STEEL (0.0%)                                     ++
  United States Steel Corp.
     9.75%, due 5/15/10                                                              100,000          106,500
                                                                                               --------------
  LEISURE TIME (0.0%)                                     ++
  Town Sports International, Inc.
     9.625%, due 4/15/11                                                              35,000           36,225
                                                                                               --------------
  LODGING (0.0%)                                          ++
  MGM Mirage, Inc.
     8.50%, due 9/15/10                                                              115,000          120,031
  Starwood Hotels & Resorts Worldwide, Inc.
     7.375%, due 11/15/15                                                             60,000           61,650
                                                                                               --------------
                                                                                                      181,681
                                                                                               --------------
  MEDIA (0.3%)
  Clear Channel Communications, Inc.
     5.50%, due 9/15/14                                                              500,000          453,564
  Houghton Mifflin Co.
     7.20%, due 3/15/11                                                               75,000           75,562
  Paxson Communications Corp.
     8.757%, due 1/15/12                                  (a) (b)                     30,000           30,300
     11.757%, due 1/15/13                                 (a) (b)                     55,000           55,687
  Quebecor Media, Inc.
     7.75%, due 3/15/16                                                               15,000           14,738
  Time Warner Entertainment Co., L.P.
     10.15%, due 5/1/12                                                              765,000          898,582
  Viacom, Inc.
     6.25%, due 4/30/16                                   (b)                        400,000          387,804
  Ziff Davis Media, Inc.
     11.149%, due 5/1/12                                  (a)                         70,000           65,800
                                                                                               --------------
                                                                                                    1,982,037
                                                                                               --------------
  MINING (0.1%)
  Southern Copper Corp.
     7.50%, due 7/27/35                                                              400,000          395,796
                                                                                               --------------

  MISCELLANEOUS - MANUFACTURING (0.0%)                    ++
  RBS Global, Inc./Rexnord Corp.
     9.50%, due 8/1/14                                    (b)                         60,000           60,000
                                                                                               --------------
  OIL & GAS (0.5%)
  Chesapeake Energy Corp.
     6.50%, due 8/15/17                                                              135,000          125,550
     6.875%, due 11/15/20                                                              5,000            4,688
  Enterprise Products Operating, L.P.
     Series B
     6.65%, due 10/15/34                                                             520,000          502,620
  Gazprom International S.A.
     7.201%, due 2/1/20                                   (b)                        725,000          752,188
  Hilcorp Energy I, L.P./Hilcorp Finance Co.
     9.00%, due 6/1/16                                    (b)                         70,000           72,450
  Pemex Project Funding Master Trust
     6.625%, due 6/15/35                                                             630,000          604,569
  PetroHawk Energy Corp.
     9.125%, due 7/15/13                                  (b)                         70,000           71,575
  Pogo Producing Co.
     6.875%, due 10/1/17                                                             120,000          113,550
  Pride International, Inc.
     7.375%, due 7/15/14                                                              35,000           35,350
  Sunoco Logistics Partners Operations, L.P.
     6.125%, due 5/15/16                                                           1,365,000        1,362,336
  Whiting Petroleum Corp.
     7.00%, due 2/1/14                                                               125,000          122,500
                                                                                               --------------
                                                                                                    3,767,376
                                                                                               --------------
  PACKAGING & CONTAINERS (0.0%)                           ++
  Owens-Brockway Glass Container, Inc.
     7.75%, due 5/15/11                                                               65,000           66,300
     8.75%, due 11/15/12                                                               5,000            5,275
  Owens-Illinois, Inc.
     8.10%, due 5/15/07                                                               60,000           60,600
                                                                                               --------------
                                                                                                      132,175
                                                                                               --------------
  PHARMACEUTICALS (0.3%)
  Eli Lilly & Co.
     6.77%, due 1/1/36                                                               275,000          301,867
  Medco Health Solutions, Inc.
     7.25%, due 8/15/13                                                            1,180,000        1,261,295
  Teva Pharmaceutical Finance LLC
     5.55%, due 2/1/16                                                               540,000          508,481
                                                                                               --------------
                                                                                                    2,071,643
                                                                                               --------------
  PIPELINES (0.2%)
  ANR Pipeline Co.
     9.625%, due 11/1/21                                                              55,000           65,331
  Copano Energy LLC
     8.125%, due 3/1/16                                                               70,000           70,350
  El Paso Natural Gas Co.
     7.50%, due 11/15/26                                                              95,000           94,203
  El Paso Production Holding Co.
     7.75%, due 6/1/13                                                                75,000           76,219
  Energy Transfer Partners, L.P.
     5.95%, due 2/1/15                                                               805,000          787,196
  MarkWest Energy Partners, L.P./MarkWest Energy
     Finance Corp.
     Series B

     6.875%, due 11/1/14                                                              85,000           78,625
     8.50%, due 7/15/16                                   (b)                         10,000           10,100
  Pacific Energy Partners, L.P./Pacific Energy
     Finance Corp.
     7.125%, due 6/15/14                                                              70,000           70,700
                                                                                               --------------
                                                                                                    1,252,724
                                                                                               --------------
  REAL ESTATE (0.0%)                                      ++
  CB Richard Ellis Services, Inc.
     9.75%, due 5/15/10                                                              134,000          142,710
                                                                                               --------------
  REAL ESTATE INVESTMENT TRUSTS (0.0%)                    ++
  Omega Healthcare Investors, Inc.
     7.00%, due 4/1/14                                                                75,000           72,188
                                                                                               --------------
  RETAIL (0.2%)
  CVS Corp.
     5.789%, due 1/10/26                                  (b)                        323,547          307,975
  Star Gas Partners, L.P./Star Gas Finance Co.
     Series B
     10.25%, due 2/15/13                                                              54,000           54,540
  Toys "R" Us, Inc.
     7.625%, due 8/1/11                                                               40,000           32,950
     8.75%, due 9/1/21                                                                 5,000            4,525
  Wal-Mart Stores, Inc.
     4.50%, due 7/1/15                                                                50,000           46,001
     5.25%, due 9/1/35                                                               815,000          728,273
                                                                                               --------------
                                                                                                    1,174,264
                                                                                               --------------
  SAVINGS & LOANS (0.2%)
  Washington Mutual Bank
     5.95%, due 5/20/13                                                            1,375,000        1,374,387
                                                                                               --------------
  SEMICONDUCTORS (0.0%)                                   ++
  MagnaChip Semiconductor S.A.
     8.00%, due 12/15/14                                  (c)                         25,000           16,563
     8.579%, due 12/15/11                                 (a)                        225,000          189,563
                                                                                               --------------
                                                                                                      206,126
                                                                                               --------------
  SOFTWARE (0.1%)
  Computer Associates International, Inc.
     5.25%, due 12/1/09                                   (b)                        880,000          844,809
                                                                                               --------------
  TELECOMMUNICATIONS (0.3%)
  Ameritech Capital Funding Corp.
     6.25%, due 5/18/09                                                              320,000          323,020
  Dobson Cellular Systems, Inc.
     8.375%, due 11/1/11                                                              35,000           36,225
     8.375%, due 11/1/11                                  (b)                         35,000           36,225
  Embarq Corp.
     6.738%, due 6/1/13                                                              495,000          499,753
     7.082%, due 6/1/16                                                              255,000          256,631
  GCI, Inc.
     7.25%, due 2/15/14                                                               90,000           85,950
  Lucent Technologies, Inc.
     6.45%, due 3/15/29                                                              400,000          341,000
  PanAmSat Corp.
     9.00%, due 8/15/14                                                               37,000           37,601
     9.00%, due 6/15/16                                   (b)                         90,000           91,913
  Qwest Communications International, Inc.
     7.25%, due 2/15/11                                                               70,000           68,775

  Qwest Corp.
     7.125%, due 11/15/43                                                             20,000           17,700
     7.25%, due 9/15/25                                                               45,000           42,806
     8.875%, due 3/15/12                                                              30,000           32,325
  Triton PCS, Inc.
     8.50%, due 6/1/13                                                                25,000           23,313
  Windstream Corp.
     8.625%, due 8/1/16                                   (b)                          5,000            5,200
                                                                                               --------------
                                                                                                    1,898,437
                                                                                               --------------
  TEXTILES (0.1%)
  INVISTA
     9.25%, due 5/1/12                                    (b)                         80,000           82,800
  Mohawk Industries, Inc.
     6.125%, due 1/15/16                                                             525,000          508,006
                                                                                               --------------
                                                                                                      590,806
                                                                                               --------------
  TRANSPORTATION (0.0%)                                   ++
  Gulfmark Offshore, Inc.
     7.75%, due 7/15/14                                                               50,000           48,625
                                                                                               --------------
  Total Corporate Bonds
     (Cost $36,547,292)                                                                            35,564,973
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  FOREIGN BONDS (2.1%)
  BEVERAGES (0.2%)
  Coca-Cola HBC Finance B.V.
     5.125%, due 9/17/13                                                             430,000          414,706
  SABMiller PLC
     6.20%, due 7/1/11                                    (b)                      1,080,000        1,098,182
                                                                                               --------------
                                                                                                    1,512,888
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (0.2%)
  Tengizchevroil Finance Co. S.A.R.L.
     6.124%, due 11/15/14                                 (b)                        350,000          343,438
  TNK-BP Finance S.A.
     7.50%, due 7/18/16                                   (b)                        920,000          930,289
                                                                                               --------------
                                                                                                    1,273,727
                                                                                               --------------
  ELECTRIC (0.1%)
  SP PowerAssets, Ltd.
     5.00%, due 10/22/13                                  (b)                        625,000          595,473
                                                                                               --------------
  FOREIGN SOVEREIGN (0.1%)
  Republic of Panama
     6.70%, due 1/26/36                                                              405,000          384,750
  United Mexican States
     8.125%, due 12/30/19                                                            495,000          577,170
                                                                                               --------------
                                                                                                      961,920
                                                                                               --------------
  FOREST PRODUCTS & PAPER (0.0%)                          ++
  Bowater Canada Finance
     7.95%, due 11/15/11                                                              10,000            9,500
                                                                                               --------------
  HOLDING COMPANIES - DIVERSIFIED (0.1%)
  Hutchison Whampoa International, Ltd.
     6.50%, due 2/13/13                                   (b)                        650,000          666,657
                                                                                               --------------

  HOUSEHOLD PRODUCTS & WARES (0.0%)                       ++
  Controladora Mabe S.A. de C.V.
     6.50%, due 12/15/15                                  (b)                        205,000          201,755
                                                                                               --------------
  INSURANCE (0.1%)
  Lindsey Morden Group, Inc.
     Series B
     7.00%, due 6/16/08                                                    C$          5,000            4,065
  Nippon Life Insurance Co.
     4.875%, due 8/9/10                                   (b)               $        340,000          329,377
                                                                                               --------------
                                                                                                      333,442
                                                                                               --------------
  LEISURE TIME (0.1%)
  Royal Caribbean Cruises, Ltd.
     6.875%, due 12/1/13                                                           1,000,000          986,118
                                                                                               --------------
  MEDIA (0.3%)
  BSKYB Finance UK PLC
     5.625%, due 10/15/15                                 (b)                        755,000          722,841
     6.50%, due 10/15/35                                  (b)                        375,000          349,563
  CanWest Media, Inc.
     8.00%, due 9/15/12                                                               41,000           39,975
  Grupo Televisa S.A.
     6.625%, due 3/18/25                                                             615,000          601,761
                                                                                               --------------
                                                                                                    1,714,140
                                                                                               --------------
  MINING (0.2%)
  Alcan, Inc.
     5.00%, due 6/1/15                                                               670,000          623,237
  Corporacion Nacional del Cobre-Codelco, Inc.
     5.50%, due 10/15/13                                  (b)                      1,000,000          973,346
                                                                                               --------------
                                                                                                    1,596,583
                                                                                               --------------
  REGIONAL GOVERNMENT (0.3%)
  Province of Quebec
     5.00%, due 7/17/09                                                            1,720,000        1,705,777
                                                                                               --------------
  TELECOMMUNICATIONS (0.4%)
  Millicom International Cellular S.A.
     10.00%, due 12/1/13                                                              65,000           69,550
  Nortel Networks, Ltd.
     10.75%, due 7/15/16                                  (b)                         70,000           71,488
  NTL Cable PLC
     9.125%, due 8/15/16                                                              55,000           55,688
  Telecom Italia Capital S.A.
     7.20%, due 7/18/36                                                            1,000,000        1,019,820
  Telefonos de Mexico S.A. de C.V.
     5.50%, due 1/27/15                                                            1,480,000        1,408,961
  Vodafone Group PLC
     5.75%, due 3/15/16                                                              350,000          337,734
                                                                                               --------------
                                                                                                    2,963,241
                                                                                               --------------
  TRANSPORTATION (0.0%)                                   ++
  Stena AB
     9.625%, due 12/1/12                                                              45,000           48,600
                                                                                               --------------
  Total Foreign Bonds
     (Cost $14,800,368)                                                                            14,569,821
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  MORTGAGE-BACKED SECURITIES (1.7%)
  COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
  MORTGAGE OBLIGATIONS) (1.7%)
  Banc of America Commercial Mortgage, Inc.
     Series 2005-5, Class A2
     5.001%, due 10/10/45                                                          1,175,000        1,151,903
  Citigroup Commercial Mortgage Trust
     Series 2004-C2, Class A5
     4.733%, due 10/15/41                                                          1,110,000        1,042,417
  Citigroup/Deutsche Bank Commercial Mortgage Trust
     Series 2005-CD1, Class A4
     5.40%, due 7/15/44                                   (a)                        890,000          864,572
  Commercial Mortgage Pass-Through Certificates
     Series 2006-C7, Class A4
     5.962%, due 6/10/46                                  (a)                        700,000          706,890
  Greenwich Capital Commercial Funding Corp.
     Series 2006-GG7, Class A4
     6.11%, due 6/10/16                                   (a)                        425,000          433,550
  LB-UBS Commercial Mortgage Trust
     Series 2004-C2, Class A2
     3.246%, due 3/15/29                                                           1,555,000        1,476,577
     Series 2004-C7, Class A1
     3.625%, due 10/15/29                                                          1,153,715        1,119,924
     Series 2005-C7, Class A4
     5.197%, due 11/15/30                                 (a)                        925,000          893,577
     Series 2006-C4, Class A4
     6.10%, due 6/15/38                                   (a)                        645,000          657,202
  Merrill Lynch Mortgage Trust
     Series 2004-MKB1, Class A1
     3.563%, due 2/12/42                                                             992,348          964,179
     Series 2004-BPC1, Class A5
     4.855%, due 10/12/41                                 (a)                      2,240,000        2,117,634
  Wachovia Bank Commercial Mortgage Trust
     Series 2004-C14, Class A1
     3.477%, due 8/15/41                                                             393,720          382,236
                                                                                               --------------
  Total Mortgage-Backed Securities
     (Cost $12,199,378)                                                                            11,810,661
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  MUNICIPAL BOND (0.1%)
  TEXAS (0.1%)
  Harris County Texas Industrial Development Corp.
     Solid Waste Deer Park
     5.683%, due 3/1/23                                   (a)                        660,000          651,783
                                                                                               --------------
  Total Municipal Bond
     (Cost $660,000)                                                                                  651,783
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  U.S. GOVERNMENT & FEDERAL AGENCIES (20.9%)

  FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATION) (0.2%)
     Series 2006-B1, Class AB
     6.00%, due 6/25/16                                   (e)                      1,098,145        1,101,178
                                                                                               --------------
  FANNIE MAE GRANTOR TRUST (COLLATERALIZED MORTGAGE
  OBLIGATIONS) (0.1%)
     Series 1998-M6, Class A2
     6.32%, due 8/15/08                                   (e) (f)                    536,860          543,016
                                                                                               --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE
  PASS-THROUGH SECURITIES) (0.8%)
     3.00%, due 8/1/10                                    (e)                        612,239          573,212
     4.319%, due 3/1/35                                   (a) (e)                  1,795,113        1,738,982
     5.00%, due 8/1/33                                    (e)                      1,664,276        1,581,381
     5.50%, due 1/1/36                                    (e)                      1,641,788        1,595,918
                                                                                               --------------
                                                                                                    5,489,493
                                                                                               --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.5%)
&    4.00%, due 9/2/08                                    (c)                      8,230,000        8,012,103
     4.625%, due 5/1/13                                   (e)                      5,715,000        5,424,141
     4.75%, due 1/2/07                                    (e)                      3,720,000        3,707,188
     5.125%, due 1/2/14                                   (e)                        810,000          789,401
     5.25%, due 8/1/12                                    (e)                      2,425,000        2,393,150
     6.25%, due 2/1/11                                    (e)                      7,165,000        7,395,340
     6.625%, due 9/15/09                                  (e)                      3,845,000        3,998,769
                                                                                               --------------
                                                                                                   31,720,092
                                                                                               --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
  PASS-THROUGH SECURITIES) (9.2%)
     4.50%, due 4/1/18                                    (e)                      1,349,727        1,292,724
     4.50%, due 7/1/18                                    (e)                      4,824,956        4,621,187
     4.50%, due 11/1/18                                   (e)                      6,127,943        5,869,146
     5.00%, due 8/1/21                                TBA (g)                      1,670,000        1,621,466
     5.00%, due 7/1/35                                    (e)                      6,703,443        6,347,628
     5.00%, due 6/1/36                                    (e)                        129,706          122,752
     5.50%, due 4/1/21                                    (e)                      4,593,729        4,546,247
     5.50%, due 6/1/21                                    (e)                      3,596,154        3,558,095
&    5.50%, due 8/1/21                                TBA (g)                      8,085,000        7,996,566
&    5.50%, due 6/1/33                                    (e)                     10,330,536       10,077,244
     5.50%, due 11/1/33                                   (e)                      1,855,641        1,810,143
     5.50%, due 12/1/33                                   (e)                      1,578,357        1,539,658
     6.00%, due 1/1/33                                    (e)                      1,172,695        1,169,936
     6.00%, due 3/1/33                                    (e)                      1,540,619        1,536,070
     6.00%, due 9/1/34                                    (e)                      1,365,367        1,359,881
     6.00%, due 9/1/35                                    (e)                      4,514,546        4,492,642
     6.00%, due 10/1/35                                   (e)                      3,137,431        3,119,973
     6.00%, due 8/1/36                                TBA (g)                      2,780,000        2,761,758
     6.50%, due 6/1/31                                    (e)                        713,252          724,744
     6.50%, due 8/1/31                                    (e)                        559,167          568,176
     6.50%, due 10/1/31                                   (e)                        354,515          360,227
                                                                                               --------------
                                                                                                   65,496,263
                                                                                               --------------
  FREDDIE MAC (COLLATERALIZED MORTGAGE OBLIGATIONS)
  (0.1%)
     Series 2632, Class NH
     3.50%, due 6/15/13                                   (e)                      1,033,316          973,077
                                                                                               --------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (1.1%)
     5.00%, due 3/15/36                                   (e)                      2,610,200        2,493,040
     5.00%, due 6/15/36                                   (e)                      1,599,801        1,527,638
     6.00%, due 4/15/29                                   (e)                      1,472,449        1,477,306
     6.00%, due 8/15/32                                   (e)                      2,273,872        2,278,550
                                                                                               --------------
                                                                                                    7,776,534
                                                                                               --------------
  UNITED STATES TREASURY BONDS (2.1%)
     6.00%, due 2/15/26                                   (c)                      4,055,000        4,463,983
     6.25%, due 8/15/23                                   (c)                      3,630,000        4,064,751
     6.25%, due 5/15/30                                   (c)                      5,840,000        6,721,017
     8.75%, due 8/15/20                                   (e)                          2,000            2,712
                                                                                               --------------
                                                                                                   15,252,463
                                                                                               --------------
  UNITED STATES TREASURY NOTES (2.8%)
     3.00%, due 2/15/08                                   (c)                      5,770,000        5,598,250
     3.875%, due 9/15/10                                  (c)                      4,375,000        4,207,009
     3.875%, due 2/15/13                                  (e)                      5,420,000        5,103,055
     5.125%, due 5/15/16                                  (c)                      4,905,000        4,955,968
                                                                                               --------------
                                                                                                   19,864,282
                                                                                               --------------
  Total U.S. Government & Federal Agencies
     (Cost $150,215,770)                                                                          148,216,398
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  LOAN ASSIGNMENTS & PARTICIPATIONS (0.1%)                (h)
  AUTO PARTS & EQUIPMENT (0.0%)                           ++
  Goodyear Tire & Rubber Co. (The)
     Second Lien Term Loan
     7.954%, due 4/30/10                                                             265,000          265,883
                                                                                               --------------
  REAL ESTATE (0.1%)
  BHM Technologies LLC
     10.25%, due 7/21/13                                                             180,000          177,075
  LNR Property Corp.
     Term Loan B
     8.22%, due 7/12/11                                                              210,000          209,934
                                                                                               --------------
                                                                                                      387,009
                                                                                               --------------
  Total Loan Assignments & Participations
     (Cost $651,310)                                                                                  652,892
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  YANKEE BONDS (0.0%)                                     ++ (i)
  INSURANCE (0.0%)                                        ++
  Fairfax Financial Holdings, Ltd.
     7.375%, due 4/15/18                                  (c)                         35,000           28,700
     8.30%, due 4/15/26                                   (c)                         25,000           20,250
                                                                                               --------------
                                                                                                       48,950
                                                                                               --------------
  LEISURE TIME (0.0%)                                     ++
  Royal Caribbean Cruises, Ltd.
     7.00%, due 6/15/13                                                              250,000          249,662
                                                                                               --------------
  Total Yankee Bonds

     (Cost $302,004)                                                                                  298,612
                                                                                               --------------
  Total Long-Term Bonds
     (Cost $232,641,739)                                                                          229,008,720
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (64.8%)
  ADVERTISING (0.4%)
  Omnicom Group, Inc.                                                                 35,700        3,159,807
                                                                                               --------------
  AEROSPACE & DEFENSE (1.5%)
  L-3 Communications Holdings, Inc.                                                   45,000        3,314,250
  Northrop Grumman Corp.                                                              43,800        2,899,122
  United Technologies Corp.                                                           76,600        4,763,754
                                                                                               --------------
                                                                                                   10,977,126
                                                                                               --------------
  APPAREL (1.1%)
  Coach, Inc.                                             (j)                        145,600        4,180,176
  NIKE, Inc. Class B                                                                  43,900        3,468,100
                                                                                               --------------
                                                                                                    7,648,276
                                                                                               --------------
  BANKS (4.3%)
& Bank of America Corp.                                                              270,504       13,939,071
  Bank of New York Co., Inc. (The)                                                   120,300        4,043,283
  PNC Financial Services Group, Inc.                                                  58,000        4,108,720
  U.S. Bancorp                                                                       109,500        3,504,000
  Wachovia Corp.                                                                      92,300        4,950,049
                                                                                               --------------
                                                                                                   30,545,123
                                                                                               --------------
  BEVERAGES (0.5%)
  PepsiCo, Inc.                                                                       50,500        3,200,690
                                                                                               --------------
  BIOTECHNOLOGY (1.1%)
  Amgen, Inc.                                             (j)                         59,400        4,142,556
  Genentech, Inc.                                         (j)                         42,600        3,442,932
                                                                                               --------------
                                                                                                    7,585,488
                                                                                               --------------
  BUILDING MATERIALS (0.5%)
  American Standard Cos., Inc.                            (c)                         96,500        3,727,795
                                                                                               --------------
  CHEMICALS (1.5%)
  E.I. du Pont de Nemours & Co.                                                      142,200        5,639,652
  Praxair, Inc.                                                                       84,700        4,644,948
                                                                                               --------------
                                                                                                   10,284,600
                                                                                               --------------
  COAL (0.6%)
  Peabody Energy Corp.                                    (c)                         80,100        3,996,990
                                                                                               --------------
  COMPUTERS (1.8%)
  Apple Computer, Inc.                                    (j)                         71,900        4,886,324
  Computer Sciences Corp.                                 (j)                         50,000        2,619,500
  EMC Corp.                                               (j)                        278,000        2,821,700
  Research In Motion, Ltd.                                (j)                         33,500        2,198,605
                                                                                               --------------
                                                                                                   12,526,129
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (5.1%)
  American Express Co.                                                                74,200        3,862,852
  Ameriprise Financial, Inc.                                                          24,320        1,084,672
  Capital One Financial Corp.                             (c)                         48,700        3,766,945

& Citigroup, Inc.                                                                    222,100       10,729,651
  Goldman Sachs Group, Inc. (The)                                                     23,700        3,620,175
  JPMorgan Chase & Co.                                    (c)                        133,544        6,092,277
  Merrill Lynch & Co., Inc.                                                           61,200        4,456,584
  Morgan Stanley                                                                      43,700        2,906,050
                                                                                               --------------
                                                                                                   36,519,206
                                                                                               --------------
  ELECTRIC (0.4%)
  FirstEnergy Corp.                                       (c)                         46,600        2,609,600
                                                                                               --------------
  ELECTRONICS (0.7%)
  Fisher Scientific International, Inc.                   (j)                         64,300        4,765,273
                                                                                               --------------
  FOOD (2.0%)
  Cadbury Schweppes PLC, Sponsored ADR                    (c) (k)                     76,000        2,983,760
  General Mills, Inc.                                                                103,500        5,371,650
  Kroger Co. (The)                                                                   264,600        6,067,278
                                                                                               --------------
                                                                                                   14,422,688
                                                                                               --------------
  HEALTH CARE-PRODUCTS (1.0%)
  Johnson & Johnson                                                                  116,500        7,287,075
                                                                                               --------------
  HEALTH CARE-SERVICES (2.5%)
  Coventry Health Care, Inc.                              (j)                         45,750        2,411,025
  HCA, Inc.                                                                           30,000        1,474,800
  Quest Diagnostics, Inc.                                                             78,800        4,737,456
  UnitedHealth Group, Inc.                                                            86,400        4,132,512
  WellPoint, Inc.                                         (j)                         70,500        5,252,250
                                                                                               --------------
                                                                                                   18,008,043
                                                                                               --------------
  HOME FURNISHINGS (0.4%)
  Harman International Industries, Inc.                                               32,200        2,582,440
                                                                                               --------------
  INSURANCE (4.2%)
  AFLAC, Inc.                                                                         21,900          966,666
  Allstate Corp. (The)                                                                78,400        4,454,688
  Genworth Financial, Inc. Class A                                                   139,600        4,788,280
  Hartford Financial Services Group, Inc. (The)                                       56,800        4,818,912
& PMI Group, Inc. (The)                                   (c)                        195,900        8,317,914
  Prudential Financial, Inc.                                                          80,800        6,354,112
                                                                                               --------------
                                                                                                   29,700,572
                                                                                               --------------
  INTERNET (0.7%)
  Akamai Technologies, Inc.                               (c) (j)                     81,300        3,221,919
  Yahoo!, Inc.                                            (j)                         72,100        1,956,794
                                                                                               --------------
                                                                                                    5,178,713
                                                                                               --------------
  LEISURE TIME (0.6%)
  Harley-Davidson, Inc.                                   (c)                         74,400        4,240,800
                                                                                               --------------
  MEDIA (2.7%)
& Comcast Corp. Class A                                   (j)                        330,200       11,352,276
  Gannett Co., Inc.                                                                   56,500        2,944,780
  News Corp. Class A                                                                 111,000        2,135,640
  Tribune Co.                                             (c)                         99,600        2,959,116
                                                                                               --------------
                                                                                                   19,391,812
                                                                                               --------------
  MINING (0.5%)
  Alcoa, Inc.                                                                        109,500        3,279,525
                                                                                               --------------

  MISCELLANEOUS - MANUFACTURING (2.5%)
  3M Co.                                                                              25,900        1,823,360
  Danaher Corp.                                                                       69,900        4,557,480
  General Electric Co.                                                               134,700        4,403,343
  Honeywell International, Inc.                                                      102,500        3,966,750
  Illinois Tool Works, Inc.                               (c)                         63,900        2,922,147
                                                                                               --------------
                                                                                                   17,673,080
                                                                                               --------------
  OIL & GAS (4.9%)
  Apache Corp.                                            (c)                         33,400        2,353,698
  Chevron Corp.                                                                       90,700        5,966,246
  ConocoPhillips                                                                      71,400        4,900,896
  ENSCO International, Inc.                               (c)                        122,600        5,666,572
  ExxonMobil Corp.                                                                    70,100        4,748,574
  Rowan Cos., Inc.                                                                   100,700        3,410,709
  Transocean, Inc.                                        (j)                        102,100        7,885,183
                                                                                               --------------
                                                                                                   34,931,878
                                                                                               --------------
  OIL & GAS SERVICES (2.0%)
  Baker Hughes, Inc.                                                                  61,100        4,884,945
  BJ Services Co.                                                                    123,900        4,493,853
  Weatherford International, Ltd.                         (j)                        100,000        4,684,000
                                                                                               --------------
                                                                                                   14,062,798
                                                                                               --------------
  PACKAGING & CONTAINERS (0.2%)
  Ball Corp.                                                                          38,400        1,470,720
                                                                                               --------------
  PHARMACEUTICALS (5.5%)
  Abbott Laboratories                                                                140,700        6,721,239
  Barr Pharmaceuticals, Inc.                              (j)                         55,400        2,756,704
  Bristol-Myers Squibb Co.                                (c)                         68,300        1,637,151
  Caremark Rx, Inc.                                                                   88,900        4,693,920
  Gilead Sciences, Inc.                                   (j)                         72,700        4,469,596
  KOS Pharmaceuticals, Inc.                               (j)                         46,200        1,909,908
  Omnicare, Inc.                                          (c)                         48,900        2,213,214
& Pfizer, Inc.                                                                       405,100       10,528,549
  Wyeth                                                                               81,700        3,959,999
                                                                                               --------------
                                                                                                   38,890,280
                                                                                               --------------
  RETAIL (5.5%)
  Bed Bath & Beyond, Inc.                                 (j)                         93,500        3,130,380
  Best Buy Co., Inc.                                                                  82,050        3,720,147
  CVS Corp.                                                                          173,600        5,680,192
  Home Depot, Inc. (The)                                                             150,200        5,213,442
  Kohl's Corp.                                            (j)                         74,000        4,190,620
  Lowe's Cos., Inc.                                                                  128,200        3,634,470
  Star Gas Partners, L.P.                                 (j)                            387              968
  Target Corp.                                                                        71,800        3,297,056
  Walgreen Co.                                                                        93,100        4,355,218
  Wal-Mart Stores, Inc.                                                              125,300        5,575,850
                                                                                               --------------
                                                                                                   38,798,343
                                                                                               --------------
  SAVINGS & LOANS (0.5%)
  Washington Mutual, Inc.                                                             73,200        3,272,040
                                                                                               --------------
  SEMICONDUCTORS (2.3%)
  Advanced Micro Devices, Inc.                            (j)                         59,500        1,153,705
  Intel Corp.                                                                        231,900        4,174,200
  Linear Technology Corp.                                                             42,200        1,365,170
  National Semiconductor Corp.                            (c)                        146,300        3,402,938

  Texas Instruments, Inc.                                                            200,900        5,982,802
                                                                                               --------------
                                                                                                   16,078,815
                                                                                               --------------
  SOFTWARE (0.8%)
  BMC Software, Inc.                                      (j)                         74,300        1,740,106
  Citrix Systems, Inc.                                    (j)                         66,100        2,099,997
  Microsoft Corp.                                                                     80,800        1,941,624
                                                                                               --------------
                                                                                                    5,781,727
                                                                                               --------------
  TELECOMMUNICATIONS (5.5%)
  ALLTEL Corp.                                                                        47,100        2,598,507
  AT&T, Inc.                                                                         138,700        4,159,613
  Corning, Inc.                                           (j)                        176,200        3,360,134
& Motorola, Inc.                                                                     349,100        7,945,516
  Nokia Oyj, Sponsored ADR                                (k)                        162,700        3,229,595
  QUALCOMM, Inc.                                                                      65,900        2,323,634
  Sprint Nextel Corp.                                                                373,500        7,395,300
& Verizon Communications, Inc.                                                       247,000        8,353,540
                                                                                               --------------
                                                                                                   39,365,839
                                                                                               --------------
  TRANSPORTATION (1.0%)
  FedEx Corp.                                                                         42,300        4,429,233
  Norfolk Southern Corp.                                                              66,500        2,887,430
                                                                                               --------------
                                                                                                    7,316,663
                                                                                               --------------
  Total Common Stocks
     (Cost $388,761,738)                                                                          459,279,954
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  CONVERTIBLE PREFERRED STOCKS (1.0%)
  OIL & GAS (0.7%)
  Goldman Sachs Group, Inc. (The)
     6.00% Series BSKT                                    (j) (l)                     50,000        4,673,900
                                                                                               --------------
  SOFTWARE (0.0%)                                         ++
  QuadraMed Corp.
     5.50%                                                (b) (j) (m)                 10,700          203,300
                                                                                               --------------
  TELECOMMUNICATIONS (0.3%)
  Goldman Sachs Group, Inc. (The)
     5.75% Series MOT                                     (b) (j) (n)                 94,000        2,148,558
                                                                                               --------------
  Total Convertible Preferred Stocks
     (Cost $7,268,760)                                                                              7,025,758
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  PREFERRED STOCK (0.0%)                                  ++
  REAL ESTATE INVESTMENT TRUSTS (0.0%)                    ++
  Sovereign Real Estate Investment Corp.
     12.00%                                               (b)                            100          135,250
                                                                                               --------------
  Total Preferred Stock
     (Cost $147,000)                                                                                  135,250
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (13.5%)

  COMMERCIAL PAPER (7.4%)
  American General Finance Corp.
     5.25%, due 8/2/06                                    (e)               $      2,365,000        2,364,655
  Barton Capital LLC
     5.272%, due 8/2/06                                   (o)                      1,286,298        1,286,298
     5.33%, due 8/15/06                                   (o)                      2,159,607        2,159,607
  Charta LLC
     5.405%, due 9/11/06                                  (o)                      1,727,686        1,727,686
  Den Danske Bank
     5.299%, due 8/8/06                                   (o)                      3,455,371        3,455,371
  Deutsche Bank Financial LLC
     5.25%, due 8/7/06                                    (e)                      5,000,000        4,995,625
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (o)                      2,140,674        2,140,674
  Galaxy Funding
     5.408%, due 9/19/06                                  (o)                      1,727,686        1,727,686
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (o)                      4,319,214        4,319,214
  ING US Funding LLC
     5.25%, due 8/9/06                                    (e)                      6,325,000        6,317,621
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (o)                      2,159,607        2,159,607
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (o)                      2,140,386        2,140,386
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (o)                      1,697,993        1,697,993
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (o)                      2,159,607        2,159,607
  Rabobank USA Finance Corp.
     5.25%, due 8/2/06                                    (e)                      4,390,000        4,389,360
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (o)                      1,295,764        1,295,764
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (o)                      1,281,775        1,281,775
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                    (e)                      5,765,000        5,765,000
  Westpac
     5.416%, due 9/15/06                                  (o)                      1,259,040        1,259,040
                                                                                               --------------
  Total Commercial Paper
     (Cost $52,642,969)                                                                            52,642,969
                                                                                               --------------

                                                                                 SHARES            VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (1.5%)
  BGI Institutional Money Market Fund                     (o)                     10,316,571       10,316,571
                                                                                               --------------
  Total Investment Company
     (Cost $10,316,571)                                                                            10,316,571
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.2%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $ 1,727,946 (Collateralized by
  various bonds with a Principa1 amount of $1,743,881
  and a Market Value of $1,785,418)                       (o)               $      1,727,686        1,727,686
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $1,727,686)                                                                              1,727,686
                                                                                               --------------
  TIME DEPOSITS (4.4%)

  Bank of America
     5.27%, due 9/22/06                                   (a) (o)                  4,319,214        4,319,214
  Bank of Montreal
     5.35%, due 8/28/06                                   (o)                      3,455,371        3,455,371
  Calyon
     5.265%, due 8/2/06                                   (o)                      3,023,450        3,023,450
  Deutsche Bank
     5.30%, due 8/9/06                                    (o)                      3,455,371        3,455,371
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (o)                      3,455,371        3,455,371
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (o)                      6,598,336        6,598,336
  UBS AG
     5.34%, due 8/21/06                                   (o)                      3,455,371        3,455,371
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (o)                      3,455,371        3,455,371
                                                                                               --------------
  Total Time Deposits
     (Cost $31,217,855)                                                                            31,217,855
                                                                                               --------------
  Total Short-Term Investments
     (Cost $95,905,081)                                                                            95,905,081
                                                                                               --------------
  Total Investments
     (Cost $724,724,318)                                  (p)                          111.6%     791,354,763(q)
  Liabilities in Excess of
     Cash and Other Assets                                                             (11.6)     (81,952,284)
                                                                            ----------------   --------------
  Net Assets                                                                           100.0%  $  709,402,479
                                                                            ================   -=============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(b)  May be sold to institutional investors only.

(c)  Represents security, or a portion thereof, which is out on loan.

(d)  Issue in default.

(e)  Segregated as collateral for TBAs.

(f)  ACES - Alternative Credit Enhancement Structure.

(g) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2006 is $12,379,790.

(h) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(j)  Non-income producing security.

(k)  ADR - American Depositary Receipt.

(l) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of ENSCO International, Inc., GlobalSantaFe Corp., Rowan Cos., Inc. and Transocean, Inc..

(m) Illiquid security. The total market value of these securities at July 31, 2006 is $203,300, which represents 0.0% of the Fund's net assets.

(n) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents Motorola, Inc.

(o) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)  The cost for federal income tax purposes is $729,507,797.

(q) At July 31, 2006, net unrealized appreciation was $61,846,966 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $81,419,520 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $19,572,554.

     The following abbreviations are used in the above portfolio:

     C$ - Canadian Dollar

MAINSTAY VALUE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  COMMON STOCKS (95.4%)                                   +
  AEROSPACE & DEFENSE (2.4%)
  Honeywell International, Inc.                                                      280,600   $   10,859,220
  Northrop Grumman Corp.                                                             106,300        7,035,997
                                                                                               --------------
                                                                                                   17,895,217
                                                                                               --------------
  BUILDING PRODUCTS (1.3%)
  American Standard Cos., Inc.                            (a)                        241,400        9,325,282
                                                                                               --------------
  CAPITAL MARKETS (5.5%)
  Bank of New York Co., Inc. (The)                                                   327,800       11,017,358
  Goldman Sachs Group, Inc. (The)                                                     57,500        8,783,125
  Merrill Lynch & Co., Inc.                                                          148,300       10,799,206
  Morgan Stanley                                                                     145,500        9,675,750
                                                                                               --------------
                                                                                                   40,275,439
                                                                                               --------------
  CHEMICALS (1.8%)
  E.I. du Pont de Nemours & Co.                           (a)                        333,900       13,242,474
                                                                                               --------------
  COMMERCIAL BANKS (6.3%)
  PNC Financial Services Group, Inc.                                                 138,400        9,804,256
  U.S. Bancorp                                                                       304,000        9,728,000
  Wachovia Corp.                                                                     225,200       12,077,476
  Wells Fargo & Co.                                                                  208,000       15,046,720
                                                                                               --------------
                                                                                                   46,656,452
                                                                                               --------------
  COMMUNICATIONS EQUIPMENT (1.8%)
  Motorola, Inc.                                                                     225,000        5,121,000
  Nokia Oyj, Sponsored ADR                                (b)                        411,100        8,160,335
                                                                                               --------------
                                                                                                   13,281,335
                                                                                               --------------
  COMPUTERS & PERIPHERALS (0.9%)
  International Business Machines Corp.                                               90,300        6,990,123
                                                                                               --------------
  CONTAINERS & PACKAGING (0.8%)
  Ball Corp.                                                                         149,100        5,710,530
                                                                                               --------------
  DIVERSIFIED FINANCIAL SERVICES (10.7%)
& Bank of America Corp.                                                              565,726       29,151,861
& Citigroup, Inc.                                                                    666,766       32,211,465
& JPMorgan Chase & Co.                                                               378,692       17,275,929
                                                                                               --------------
                                                                                                   78,639,255
                                                                                               --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
  AT&T, Inc.                                                                         336,500       10,091,635
& Verizon Communications, Inc.                                                       600,100       20,295,382
                                                                                               --------------
                                                                                                   30,387,017
                                                                                               --------------

  ELECTRIC UTILITIES (0.9%)
  FirstEnergy Corp.                                                                  113,100        6,333,600
                                                                                               --------------
  ENERGY EQUIPMENT & SERVICES (3.6%)
  ENSCO International, Inc.                               (a)                        188,600        8,717,092
  Rowan Cos., Inc.                                                                   244,700        8,287,989
  Transocean, Inc.                                        (c)                        119,400        9,221,262
                                                                                               --------------
                                                                                                   26,226,343
                                                                                               --------------
  FOOD & STAPLES RETAILING (5.8%)
  CVS Corp.                                               (a)                        445,000       14,560,400
  Kroger Co. (The)                                                                   584,800       13,409,464
  Wal-Mart Stores, Inc.                                   (a)                        326,100       14,511,450
                                                                                               --------------
                                                                                                   42,481,314
                                                                                               --------------
  FOOD PRODUCTS (2.7%)
  Cadbury Schweppes PLC, Sponsored ADR                    (a) (b)                    184,400        7,239,544
  General Mills, Inc.                                                                236,800       12,289,920
                                                                                               --------------
                                                                                                   19,529,464
                                                                                               --------------
  HEALTH CARE PROVIDERS & SERVICES (0.5%)
  HCA, Inc.                                                                           72,300        3,554,268
                                                                                               --------------
  HOUSEHOLD PRODUCTS (1.1%)
  Kimberly-Clark Corp.                                                               127,700        7,796,085
                                                                                               --------------
  INSURANCE (6.4%)
  AFLAC, Inc.                                                                         60,500        2,670,470
  Allstate Corp. (The)                                                               189,600       10,773,072
  Genworth Financial, Inc. Class A                                                   339,300       11,637,990
  Hartford Financial Services Group, Inc. (The)           (a)                        136,900       11,614,596
  Prudential Financial, Inc.                                                         133,000       10,459,120
                                                                                               --------------
                                                                                                   47,155,248
                                                                                               --------------
  IT SERVICES (0.9%)
  Computer Sciences Corp.                                 (c)                        132,400        6,936,436
                                                                                               --------------
  MEDIA (5.4%)
& Comcast Corp. Class A                                   (c)                        615,100       21,147,138
  Gannett Co., Inc.                                                                  137,100        7,145,652
  Time Warner, Inc.                                                                  213,400        3,521,100
  Tribune Co.                                             (a)                        275,700        8,191,047
                                                                                               --------------
                                                                                                   40,004,937
                                                                                               --------------
  METALS & MINING (0.5%)
  Alcoa, Inc.                                             (a)                        115,700        3,465,215
                                                                                               --------------
  MULTI-UTILITIES (1.1%)
  Duke Energy Corp.                                                                  154,500        4,684,440
  Energy East Corp.                                       (a)                        146,800        3,571,644
                                                                                               --------------
                                                                                                    8,256,084
                                                                                               --------------
  OIL, GAS & CONSUMABLE FUELS (7.2%)
& Chevron Corp.                                           (a)                        243,504       16,017,693
  ConocoPhillips                                                                     201,400       13,824,096
& ExxonMobil Corp.                                                                   343,600       23,275,464
                                                                                               --------------
                                                                                                   53,117,253
                                                                                               --------------
  PHARMACEUTICALS (10.6%)

& Abbott Laboratories                                                                340,700       16,275,239
  Barr Pharmaceuticals, Inc.                              (c)                        153,200        7,623,232
  Bristol-Myers Squibb Co.                                (a)                        165,600        3,969,432
  Johnson & Johnson                                                                  146,400        9,157,320
  KOS Pharmaceuticals, Inc.                               (c)                        131,900        5,452,746
& Pfizer, Inc.                                                                       983,000       25,548,170
  Wyeth                                                                              198,300        9,611,601
                                                                                               --------------
                                                                                                   77,637,740
                                                                                               --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
  Advanced Micro Devices, Inc.                            (c)                        154,900        3,003,511
  Intel Corp.                                                                        562,000       10,116,000
  Texas Instruments, Inc.                                                            402,600       11,989,428
                                                                                               --------------
                                                                                                   25,108,939
                                                                                               --------------
  SOFTWARE (0.6%)
  BMC Software, Inc.                                      (c)                        179,900        4,213,258
                                                                                               --------------
  SPECIALTY RETAIL (2.8%)
  Gap, Inc. (The)                                         (a)                        396,200        6,874,070
  Home Depot, Inc. (The)                                                             402,000       13,953,420
                                                                                               --------------
                                                                                                   20,827,490
                                                                                               --------------
  THRIFTS & MORTGAGE FINANCE (3.0%)
  PMI Group, Inc. (The)                                                              316,500       13,438,590
  Washington Mutual, Inc.                                                            186,750        8,347,725
                                                                                               --------------
                                                                                                   21,786,315
                                                                                               --------------
  WIRELESS TELECOMMUNICATION SERVICES (3.3%)
  ALLTEL Corp.                                                                       128,700        7,100,379
& Sprint Nextel Corp.                                                                868,600       17,198,280
                                                                                               --------------
                                                                                                   24,298,659
                                                                                               --------------
  Total Common Stocks
     (Cost $592,000,856)                                                                          701,131,772
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  CONVERTIBLE PREFERRED STOCKS (1.0%)
  CAPITAL MARKETS (1.0%)
  Goldman Sachs Group, Inc. (The)
     5.75% Series MOT                                     (c) (d) (e)                164,500        3,759,977
     6.00% Series BSKT                                    (c) (f)                     40,000        3,739,120
                                                                                               --------------
  Total Convertible Preferred Stocks
     (Cost $7,502,204)                                                                              7,499,097
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  SHORT-TERM INVESTMENTS (9.4%)
  COMMERCIAL PAPER (6.0%)
  American General Finance Corp.
     5.25%, due 8/1/06                                                      $      8,000,000        8,000,000
     5.31%, due 8/21/06                                                            4,290,000        4,277,346
  Barton Capital LLC
     5.272%, due 8/2/06                                   (g)                        743,249          743,249

     5.33%, due 8/15/06                                   (g)                      1,247,864        1,247,864
  Charta LLC
     5.405%, due 9/11/06                                  (g)                        998,291          998,291
  Den Danske Bank
     5.299%, due 8/8/06                                   (g)                      1,996,582        1,996,582
  Dexia Delaware LLC
     5.27%, due 8/8/06                                                             8,495,000        8,486,295
  Edison Asset Securitization LLC
     5.283%, due 8/4/06                                   (g)                      1,236,924        1,236,924
  Galaxy Funding
     5.408%, due 9/19/06                                  (g)                        998,291          998,291
  General Electric Capital Corp.
     5.274%, due 8/3/06                                   (g)                      2,495,728        2,495,728
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                                  (g)                      1,247,864        1,247,864
  Liberty Street Funding Corp.
     5.364%, due 8/23/06                                  (g)                      1,236,758        1,236,758
  Morgan Stanley
     5.29%, due 8/10/06                                                            7,000,000        6,990,742
  Old Line Funding LLC
     5.417%, due 9/12/06                                  (g)                        981,135          981,135
  Paradigm Funding LLC
     5.301%, due 8/3/06                                   (g)                      1,247,864        1,247,864
  Ranger Funding LLC
     5.265%, due 8/1/06                                   (g)                        748,718          748,718
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                                  (g)                        740,635          740,635
  Westpac
     5.416%, due 9/15/06                                  (g)                        727,498          727,498
                                                                                               --------------
  Total Commercial Paper
     (Cost $44,401,784)                                                                            44,401,784
                                                                                               --------------

                                                                                 SHARES             VALUE
                                                                            ----------------   --------------
  INVESTMENT COMPANY (0.8%)
  BGI Institutional Money Market Fund                     (g)                      5,961,121        5,961,121
                                                                                               --------------
  Total Investment Company
     (Cost $5,961,121)                                                                              5,961,121
                                                                                               --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT             VALUE
                                                                            ----------------   --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
  8/1/06 Proceeds at Maturity $998,441
  (Collateralized by various bonds with a Principal
  Amount of $1,007,649 and a Market Value of
  $1,031,650)                                             (g)               $        998,291          998,291
                                                                                               --------------
  Total Repurchase Agreement
     (Cost $998,291)                                                                                  998,291
                                                                                               --------------
  TIME DEPOSITS (2.5%)
  Bank of America
     5.27%, due 9/22/06                                   (g) (h)                  2,495,728        2,495,728
  Bank of Montreal
     5.35%, due 8/28/06                                   (g)                      1,996,583        1,996,583
  Calyon
     5.265%, due 8/2/06                                   (g)                      1,747,010        1,747,010
  Deutsche Bank
     5.30%, due 8/9/06                                    (g)                      1,996,583        1,996,583

  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                                    (g)                      1,996,583        1,996,583
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                                    (g)                      3,812,651        3,812,651
  UBS AG
     5.34%, due 8/21/06                                   (g)                      1,996,583        1,996,583
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                                    (g)                      1,996,583        1,996,583
                                                                                               --------------
  Total Time Deposits
     (Cost $18,038,304)                                                                            18,038,304
                                                                                               --------------
  Total Short-Term Investments
     (Cost $69,399,500)                                                                            69,399,500
                                                                                               --------------
  Total Investments
     (Cost $668,902,560)                                  (i)                          105.8%     778,030,369(j)
  Liabilities in Excess of
     Cash and Other Assets                                                              (5.8)     (42,956,099)
                                                                                ------------   --------------
  Net Assets                                                                           100.0%  $  735,074,270
                                                                                ============   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  ADR - American Depositary Receipt.

(c)  Non-income producing security.

(d)  May be sold to institutional investors only.

(e) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents Motorola, Inc.

(f) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of ENSCO International, Inc., GlobalSantaFe Corp., Rowan Cos., Inc. and Transocean, Inc..

(g) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(i)  The cost for federal income tax purposes is $671,492,782.

(j) At July 31, 2006 net unrealized appreciation was $106,537,587, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $120,804,336 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $14,266,749.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS


By: /s/ Christopher O. Blunt
    ------------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Christopher O. Blunt
    ------------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 28, 2006


By: /s/ ARPHIELA ARIZMENDI
    ------------------------------------
    ARPHIELA ARIZMENDI
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 28, 2006